 As Filed With the Securities and Exchange Commission on April __, 2000

                                                               File No. 33-23166
                                                                    811-5624
----------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                   ----------------

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      / /
                           POST-EFFECTIVE AMENDMENT NO. 43                  /X/

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / /
                                   AMENDMENT NO. 44                         /X/


                 MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
              ----------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                             1221 Avenue of the Americas
                              New York, New York 10020
                     ------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)

          Registrant's Telephone Number, including Area Code: (800) 548-7786
                                                              --------------

                             Harold J. Schaaff, Jr., Esq.
                Morgan Stanley Dean Witter Investment Management Inc.
               1221 Avenue of the Americas, New York, New York 10020
         -----------------------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:

Harold J. Schaaff, Jr. Esq.                                 Richard W. Grant, Esq.
Morgan Stanley Dean Witter Investment Management Inc.       Morgan, Lewis & Bockius LLP
1221 Avenue of the Americas                                 1701 Market Street
New York, NY 10020                                          Philadelphia, PA  19103


--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----
       X  on May 1, 2000 pursuant to paragraph (b)
     ----
          60 days after filing pursuant to paragraph (a)(1)
     ----
          75 days after filing pursuant to paragraph (a)(2)
     ----
          on [ date]  pursuant to paragraph (a) of Rule 485.
     ----

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------

PORTFOLIOS OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

EQUITY GROWTH PORTFOLIO

THE EQUITY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF LARGE CAPITALIZATION COMPANIES.


FOCUS EQUITY PORTFOLIO

THE FOCUS EQUITY PORTFOLIO SEEKS CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES THAT EXHIBIT STRONG OR ACCELERATED EARNINGS GROWTH.


SMALL COMPANY GROWTH PORTFOLIO
THE SMALL COMPANY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF SMALL COMPANIES.

VALUE EQUITY PORTFOLIO

THE VALUE EQUITY PORTFOLIO SEEKS HIGH TOTAL RETURN BY INVESTING PRIMARILY IN EQUITY SECURITIES THAT THE INVESTMENT ADVISER BELIEVES TO BE UNDERVALUED RELATIVE TO THE STOCK MARKET IN GENERAL AT THE TIME OF PURCHASE.


TECHNOLOGY PORTFOLIO

THE TECHNOLOGY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES THAT THE INVESTMENT ADVISER EXPECTS WILL BENEFIT FROM THEIR INVOLVEMENT IN TECHNOLOGY AND TECHNOLOGY-RELATED INDUSTRIES.


INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE PORTFOLIOS LISTED ABOVE (EACH A "PORTFOLIO" AND COLLECTIVELY THE "PORTFOLIOS").


THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------

INVESTMENT SUMMARY
     EQUITY GROWTH PORTFOLIO                                   1
     FOCUS EQUITY PORTFOLIO                                    2
     SMALL COMPANY GROWTH PORTFOLIO                            3
     VALUE EQUITY PORTFOLIO                                    4
     TECHNOLOGY PORTFOLIO                                      5
     ADDITIONAL RISK FACTORS AND INFORMATION                   6
FEES AND EXPENSES OF THE PORTFOLIOS                            8
INVESTMENT ADVISER                                             9
MANAGEMENT FEES                                                9
PORTFOLIO MANAGERS                                             10
DISTRIBUTION OF PORTFOLIO SHARES                               11
SHAREHOLDER INFORMATION                                        11
FINANCIAL HIGHLIGHTS                                           14
     EQUITY GROWTH PORTFOLIO                                   15
     FOCUS EQUITY PORTFOLIO                                    16
     SMALL COMPANY GROWTH PORTFOLIO                            17
     VALUE EQUITY PORTFOLIO                                    18
     TECHNOLOGY PORTFOLIO                                      19
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO
-------------------------------------------------------------------------------


THE EQUITY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF LARGE CAPITALIZATION COMPANIES.

----------------------------------------------------------------------------
APPROACH

MSDW Investment Management seeks to maximize long-term capital appreciation by investing primarily in equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The universe of eligible companies generally includes those with market capitalizations of $1 billion or more. MSDW Investment Management emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund.


PROCESS
MSDW Investment Management follows a flexible investment program in looking for companies with above average capital appreciation potential. MSDW Investment Management focuses on companies with consistent or rising earnings growth records and compelling business strategies. MSDW Investment Management continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, MSDW Investment Management closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Portfolio considers selling securities of issuers that no longer meet MSDW Investment Management's criteria.

RISK

Investing in the Equity Growth Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, large-capitalization growth-oriented equity securities, may underperform relative to other sectors.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE
(CLASS A
SHARES)
COMMENCED
OPERATIONS
ON APRIL
2, 1991
1992 7.13%
1993 4.33%
1994 3.26%
1995 45.02%
1996 30.97%
1997 31.32%
1998 19.04%
1999 39.89%
HIGH
(QUARTER)
10/98
-
12/98
22.67%
LOW
(QUARTER)
7/98
-
9/98
-16.09%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1999)



                            CLASS A           CLASS B
                           (COMMENCED        (COMMENCED
                         OPERATIONS ON     OPERATIONS ON            S&P 500 INDEX*
                         APRIL 2, 1991)   JANUARY 2, 1996)        CLASS A    CLASS B
-------------------------------------------------------------------------------------
 PAST ONE YEAR               39.89%            39.61%             21.04%      21.04%
-------------------------------------------------------------------------------------
 PAST FIVE YEARS             32.93%             N/A               28.55%       N/A
-------------------------------------------------------------------------------------
 SINCE INCEPTION             21.28%            29.63%             19.35%      26.18%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE S&P 500 INDEX IS COMPRISED OF THE STOCKS OF 500 LARGE-CAP U.S. COMPANIES
 WITH MARKET CAPITALIZATIONS OF $1 BILLION OR MORE. THESE 500 COMPANIES REPRESENT APPROXIMATELY 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
FOCUS EQUITY PORTFOLIO
-------------------------------------------------------------------------------


THE FOCUS EQUITY PORTFOLIO SEEKS CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES THAT EXHIBIT STRONG OR ACCELERATED EARNINGS GROWTH.

----------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to maximize capital appreciation by investing in equity securities of U.S., and to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The universe of eligible companies mainly includes those with market capitalizations of $1 billion or more but may also include smaller companies. MSDW Investment Management emphasizes individual security selection. The Portfolio generally concentrates its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer.

PROCESS
MSDW Investment Management follows a flexible investment program in looking for companies with above average capital appreciation potential. Fundamental equity research drives the process. MSDW Investment Management focuses on companies with consistent or rising earnings growth records and compelling business strategies. MSDW Investment Management continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, MSDW Investment Management closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Portfolio considers selling securities of issuers that no longer meet MSDW Investment Management's criteria. MSDW Investment Management's focus on individual security selection may lead to an emphasis on particular industry sectors.

RISK

Investing in the Focus Equity Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, mid- to large-capitalization growth-oriented equity securities, may underperform relative to other sectors.


THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
MARCH 8, 1995
1996                          40.90%
1997                          33.31%
1998                          15.35%
1999                          46.44%
HIGH (QUARTER)
10/98 - 12/98
26.17%
LOW (QUARTER)
7/98 - 9/98
-19.27%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1999)



                           CLASS A           CLASS B
                         (COMMENCED         (COMMENCED
                        OPERATIONS ON     OPERATIONS ON            S&P 500 INDEX*
                       MARCH 8, 1995)    JANUARY 2, 1996)        CLASS A     CLASS B
-------------------------------------------------------------------------------------
 PAST ONE YEAR             46.44%             46.13%             21.04%       21.04%
-------------------------------------------------------------------------------------
 SINCE INCEPTION           36.58%             32.98%             28.31%       26.18%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE S&P 500 INDEX IS COMPRISED OF THE STOCKS OF 500 LARGE-CAP U.S. COMPANIES
 WITH MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES REPRESENT APPROXIMATELY 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------

THE SMALL COMPANY GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF SMALL COMPANIES.
----------------------------------------------------------------------------

APPROACH

MSDW Investment Management seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and, to a limited extent, foreign companies. MSDW Investment Management selects issues from a universe comprised of approximately 2000 small cap companies, most with market capitalization of generally less than $2.5 billion.


PROCESS
MSDW Investment Management invests in companies that it believes are underfollowed by market analysts and that exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) accelerating returns on invested capital, (iii) sustainable competitive advantages, and
(iv) experienced and incentivized management teams. The process for investing is research intensive and MSDW Investment Management focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by portfolio managers and their analysts. MSDW Investment Management closely tracks companies' earnings quality through detailed financial modeling to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, MSDW Investment Management utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the Portfolio.

RISK

Investing in the Small Company Growth Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, growth-oriented equity securities of small companies, may underperform relative to other sectors.


THE RISK OF INVESTING IN EQUITY SECURITIES IS INTENSIFIED IN THE CASE OF THE SMALL COMPANIES IN WHICH THE PORTFOLIO WILL INVEST. MARKET PRICES FOR SUCH COMPANIES' EQUITY SECURITIES TEND TO BE MORE VOLATILE THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. SUCH COMPANIES MAY THEMSELVES BE MORE VULNERABLE TO ECONOMIC OR COMPANY SPECIFIC PROBLEMS. BECAUSE OF HIGH VALUATIONS PLACED ON COMPANIES WITH GROWTH PROSPECTS WITHIN CERTAIN SECTORS, SUCH AS TECHNOLOGY, BIOTECHNOLOGY AND INTERNET, THE PORTFOLIO MAY OWN SECURITIES OF COMPANIES THAT HAVE SIGNIFICANT MARKET CAPITALIZATIONS DESPITE A GENERAL LACK OF OPERATING HISTORY AND/OR POSITIVE EARNINGS.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
NOVEMBER 1, 1989
1990                          3.78%
1991                          66.79%
1992                          -11.03%
1993                          0.00%
1994                          -0.62%
1995                          33.31%
1996                          3.72%
1997                          11.36%
1998                          27.54%
1999                          96.45%
HIGH (QUARTER)
10/99 - 12/99
48.70%
LOW (QUARTER)
7/90 - 9/90
-22.43%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1999)



                                CLASS A             CLASS B
                               (COMMENCED          (COMMENCED                 RUSSELL 2000
                             OPERATIONS ON       OPERATIONS ON                   INDEX*
                           NOVEMBER 1, 1989)    JANUARY 2, 1996)       CLASS A           CLASS B
----------------------------------------------------------------------------------------------------
 PAST ONE YEAR                   96.45%              95.97%             21.26%            21.26%
----------------------------------------------------------------------------------------------------
 PAST FIVE YEARS                 31.00%               N/A               16.69%             N/A
----------------------------------------------------------------------------------------------------
 PAST TEN YEARS                  19.43%               N/A               13.40%             N/A
----------------------------------------------------------------------------------------------------
 SINCE INCEPTION                 19.78%              30.09%             13.26%            13.87%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 *RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISED OF 2000 OF THE SMALLEST
  COMPANIES IN THE RUSSELL 3000 INDEX AND REPRESENTS APPROXIMATELY 11% OF THE APPROXIMATELY 98% OF THE INVESTIBLE U.S. EQUITY MARKET.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
VALUE EQUITY PORTFOLIO
-------------------------------------------------------------------------------


THE VALUE EQUITY PORTFOLIO SEEKS HIGH TOTAL RETURN BY INVESTING PRIMARILY IN EQUITY SECURITIES THAT MSDW INVESTMENT MANAGEMENT BELIEVES TO BE UNDERVALUED RELATIVE TO THE STOCK MARKET IN GENERAL AT THE TIME OF PURCHASE.

----------------------------------------------------------------------------

APPROACH
MSDW Investment Management seeks to construct a diversified portfolio of equity securities of U.S. and, to a limited extent, foreign issuers that will outperform the market over the long term. MSDW Investment Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

PROCESS
MSDW Investment Management selects securities from a universe comprised of the 500 largest companies in the U.S. market. The selection process focuses on companies with distinctively below average price-to-earnings and price-to-book value ratios and high dividend yields. MSDW Investment Management conducts additional fundamental analysis to ascertain financial soundness. The Portfolio then purchases securities of companies that research indicates sell below their estimated value. The Portfolio will typically sell securities when prices revert to MSDW Investment Management's estimated value.

RISK

Investing in the Value Equity Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of U.S. issuers in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, undervalued equity securities of large-capitalization companies, may underperform relative to other sectors.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
JANUARY 31, 1990
1991                          23.60%
1992                          10.17%
1993                          15.14%
1994                          -1.29%
1995                          33.69%
1996                          19.73%
1997                          29.20%
1998                          8.79%
1999                          11.63%
HIGH (QUARTER)
4/99 - 6/99
16.08%
LOW (QUARTER)
7/98 - 9/98
-17.09%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1999)



                            CLASS A            CLASS B
                          (COMMENCED          (COMMENCED
                         OPERATIONS ON      OPERATIONS ON            S&P 500 INDEX*
                       JANUARY 31, 1990)   JANUARY 2, 1996)        CLASS A     CLASS B
---------------------------------------------------------------------------------------
 PAST ONE YEAR              11.63%              11.22%             21.04%       21.04%
---------------------------------------------------------------------------------------
 PAST FIVE YEARS            20.22%               N/A               28.55%        N/A
---------------------------------------------------------------------------------------
 SINCE INCEPTION            13.93%              16.53%             19.21%       26.18%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE S&P 500 INDEX IS COMPRISED OF THE STOCKS OF 500 LARGE-CAP U.S. COMPANIES
 WITH MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES REPRESENT APPROXIMATELY 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------


THE TECHNOLOGY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES THAT MSDW INVESTMENT MANAGEMENT EXPECTS WILL BENEFIT FROM THEIR INVOLVEMENT IN TECHNOLOGY AND TECHNOLOGY-RELATED INDUSTRIES.

----------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies MSDW Investment Management believes are positioned to benefit materially from these trends.

PROCESS
MSDW Investment Management extensively researches technology trends in order to identify industry sectors and issuers with strong prospects and leading market share. The Portfolio invests in a broad range of technology-related industries, including: computers; software and peripheral products; electronics; communications equipment and services; entertainment; multimedia; and information services. The Portfolio seeks to overweight investment in the best-positioned sectors, while underweighting the sectors exposed to the greatest risk in comparison to potential return. MSDW Investment Management looks to invest in issuers with strong management teams, reasonable valuation relative to growth prospects and whose competitors face sustainable barriers to market entry. The Portfolio may participate in the global technology market by investing up to 35% of its total assets in the equity or fixed income securities of foreign issuers, including those located in emerging markets.

RISK

Investing in the Technology Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of companies in the technology sector in the hope of earning superior returns. Because the Portfolio invests primarily in technology-related issuers, there is an additional risk that economic events may affect a substantial portion of the Portfolio's investments. Historically, the price of securities in this sector have tended to be volatile. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect a particular issuer (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of technology-related issuers, may underperform relative to other sectors.


THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED. THE PORTFOLIO MAY INVEST IN THE EQUITY SECURITIES OF ANY SIZE. WHILE MSDW INVESTMENT MANAGEMENT BELIEVES THAT SMALLER COMPANIES MAY PROVIDE GREATER GROWTH POTENTIAL THAN LARGER, MORE ESTABLISHED FIRMS, INVESTING IN THE SECURITIES OF SMALLER COMPANIES ALSO INVOLVES GREATER RISK AND PRICE VOLATILITY.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
SEPTEMBER 16, 1996
1997                          37.27%
1998                          53.90%
1999                          160.62%
HIGH (QUARTER)
10/99 - 12/99
69.79%
LOW (QUARTER)
7/98 - 9/98
-12.37%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1999)



                                CLASS A                CLASS B
                               (COMMENCED             (COMMENCED
                             OPERATIONS ON          OPERATIONS ON
                          SEPTEMBER 16, 1996)    SEPTEMBER 16, 1996)     S&P 500 INDEX*
----------------------------------------------------------------------------------------
 PAST ONE YEAR                  160.62%                160.26%               21.04%
----------------------------------------------------------------------------------------
 SINCE INCEPTION                 71.47%                 71.13%               28.15%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE S&P 500 INDEX IS COMPRISED OF THE STOCKS OF 500 LARGE-CAP U.S. COMPANIES
 WITH MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES REPRESENT APPROXIMATELY 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

--------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.


PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.


FOREIGN INVESTING

To the extent that a Portfolio invests in foreign countries, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for the Technology Portfolio's investments in emerging market countries. These countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. MSDW Investment Management may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, MSDW Investment Management cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.


DERIVATIVES
The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

A Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to a Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.



INVESTMENT DISCRETION


In pursuing the Portfolios' investment objectives, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading stategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.


BANK INVESTORS

An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Equity Growth, Focus Equity, Small Company Growth and Technology Portfolios may engage in frequent trading of securities to achieve their investment objectives.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                         EQUITY         FOCUS         SMALL COMPANY        VALUE
                         GROWTH         EQUITY           GROWTH           EQUITY        TECHNOLOGY
                        PORTFOLIO     PORTFOLIO         PORTFOLIO        PORTFOLIO      PORTFOLIO
MANAGEMENT FEES
----------------------------------------------------------------------------------------------------
 CLASS A                  0.60%         0.80%             1.00%            0.50%          1.00%
----------------------------------------------------------------------------------------------------
 CLASS B                  0.60%         0.80%             1.00%            0.50%          1.00%
12b-1 FEE
----------------------------------------------------------------------------------------------------
 CLASS A                  NONE           NONE             NONE             NONE            NONE
----------------------------------------------------------------------------------------------------
 CLASS B                  0.25%         0.25%             0.25%            0.25%          0.25%
OTHER EXPENSES
----------------------------------------------------------------------------------------------------
 CLASS A                  0.20%         0.27%             0.43%            0.36%          0.28%
----------------------------------------------------------------------------------------------------
 CLASS B                  0.20%         0.27%             0.41%            0.36%          0.28%
TOTAL ANNUAL FUND OPERATING
EXPENSES
----------------------------------------------------------------------------------------------------
 CLASS A                  0.80%         1.07%             1.43%            0.86%          1.28%
----------------------------------------------------------------------------------------------------
 CLASS B                  1.05%         1.32%             1.66%            1.11%          1.53%


*THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIO, SO THAT TOTAL ANNUAL OPERATING EXPENSES WILL NOT EXCEED 0.80% FOR CLASS A SHARES AND 1.05% FOR CLASS B SHARES OF THE EQUITY GROWTH PORTFOLIO; 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE FOCUS EQUITY PORTFOLIO; 1.25% FOR CLASS A SHARES AND 1.50% FOR CLASS B SHARES OF THE SMALL COMPANY GROWTH AND TECHNOLOGY PORTFOLIOS; AND 0.70% FOR CLASS A SHARES AND 0.95% FOR CLASS B SHARES OF THE VALUE EQUITY PORTFOLIO.


IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR A PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIOS' TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIOS SHOWN ABOVE.



FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT, THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS WERE 1.25% FOR CLASS A SHARES AND 1.50% FOR CLASS B SHARES OF THE SMALL COMPANY GROWTH PORTFOLIO. THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS, INCLUDING CERTAIN INVESTMENT RELATED EXPENSES, WERE 1.01% FOR CLASS A SHARES AND 1.26% FOR CLASS B SHARES OF THE FOCUS EQUITY PORTFOLIO, 0.73% FOR CLASS A SHARES AND 0.98% FOR CLASS B SHARES OF THE VALUE EQUITY PORTFOLIO AND 1.26% FOR CLASS A SHARES AND 1.51% FOR CLASS B SHARES OF THE TECHNOLOGY PORTFOLIO. EXCLUDING INVESTMENT RELATED EXPENSES, THE OPERATING EXPENSES AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WERE 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE FOCUS EQUITY PORTFOLIO; 0.70% FOR CLASS A SHARES AND 0.95% FOR CLASS B SHARES OF THE VALUE EQUITY PORTFOLIO; AND 1.25% FOR CLASS A SHARES AND 1.50% FOR CLASS B SHARES OF THE TECHNOLOGY PORTFOLIO. TOTAL OPERATING EXPENSES FOR THE EQUITY GROWTH PORTFOLIO DID NOT EXCEED THE AMOUNTS SHOWN IN THE FIRST PARAGRAPH AND, ACCORDINGLY, TOTAL OPERATING EXPENSES INCURRED BY INVESTORS IN THE PORTFOLIO WERE SHOWN IN THE TABLE ABOVE.


FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
------------------------------------------------------------

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 YEAR           3 YEARS           5 YEARS           10 YEARS
EQUITY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------
 CLASS A                        $82              $255              $444               $990
---------------------------------------------------------------------------------------------
 CLASS B                        $107             $334              $579              $1,283

FOCUS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------
 CLASS A                        $109             $340              $590              $1,306
---------------------------------------------------------------------------------------------
 CLASS B                        $134             $418              $723              $1,590

SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------
 CLASS A                        $146             $452              $782              $1,713
---------------------------------------------------------------------------------------------
 CLASS B                        $169             $523              $902              $1,965

VALUE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------
 CLASS A                        $88              $274              $477              $1,061
---------------------------------------------------------------------------------------------
 CLASS B                        $113             $353              $612              $1,352

TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------
 CLASS A                        $130             $406              $702              $1,545
---------------------------------------------------------------------------------------------
 CLASS B                        $156             $483              $834              $1,824


--------------------------------------------------------------------------------
INVESTMENT ADVISER
----------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately
$184.8 billion, including assets under fiduciary advice.


----------------------------------------------------------------
MANAGEMENT FEES
----------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from each Portfolio the management fee set forth in the table below:



                                                                          SMALL
                             EQUITY                 FOCUS                COMPANY
                             GROWTH                EQUITY                GROWTH             VALUE EQUITY           TECHNOLOGY
                            PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                -----------------------------------------------------------------------------------------
                       CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                       -----------------------------------------------------------------------------------------------------------
 MANAGEMENT FEE PAID
 IN FISCAL YEAR ENDED
 DECEMBER 31, 1999      0.60%      0.60%      0.74%      0.74%      0.82%      0.82%      0.37%      0.37%      0.98%      0.98%
 (NET OF WAIVERS AND
 AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

THE FOLLOWING INDIVIDUALS HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIOS:

EQUITY GROWTH PORTFOLIO

PHILIP W. FRIEDMAN AND WILLIAM S. AUSLANDER


Philip W. Friedman is a Managing Director of MSDW Investment Management and Morgan Stanley. Currently, he is head of the Institutional Equity Group of MSDW Investment Management. In addition to portfolio management, his equity research responsibilities include capital goods, consumer durables, multi-industry and transportation. Prior to joining MSDW Investment Management in 1997, he was the North American Director of Equity Research at Morgan Stanley from 1995 to 1997. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (PHI BETA KAPPA AND SUMMA CUM LAUDE) in Economics. He also holds a Masters of Management degree from the J.L. Kellogg School of Management at Northwestern University. William S. Auslander, a Principal of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1995 as an equity analyst in the Institutional Equity Group. Currently, he is a Portfolio Manager in the Institutional Equity Group. Prior to joining MSDW Investment Management, he worked at Icahn & Co. for nine years as an equity analyst. Mr. Auslander graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.


FOCUS EQUITY PORTFOLIO
PHILIP W. FRIEDMAN AND WILLIAM S. AUSLANDER
Information about Philip W. Friedman and William S. Auslander is included under the Equity Growth Portfolio above. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

SMALL COMPANY GROWTH PORTFOLIO
ALEXANDER L. UMANSKY AND DENNIS P. LYNCH

Alexander L. Umansky, a Vice President of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1994 as a Compliance Analyst. Currently, he is a Portfolio Manager in the Institutional Equity Group. In 1996, he became a research analyst in the Institutional Equity Group focusing primarily on technology. Prior to joining MSDW Investment Management, he was a financial analyst in Morgan Stanley's Global Risk Management department. Mr. Umansky graduated from New York University's Stern School of Business with a B.S. in Computer Science and Finance. Dennis P. Lynch, a Vice President of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1998 as a Research Analyst. Currently, he is a Portfolio Manager in the Institutional Equity Group. Prior to joining MSDW Investment Management, he worked as a research analyst for JP Morgan Securities from 1994 to 1996. Mr. Lynch earned a B.A. from Hamilton College in 1993 and an M.B.A. with honors from Columbia University in 1998. Messrs. Umansky and Lynch have shared primary responsibility for managing the Portfolio's assets since January 1999.

VALUE EQUITY PORTFOLIO
STEPHEN C. SEXAUER

Stephen C. Sexauer, a Principal of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1989. Currently, he is a Portfolio Manager in the Institutional Equity Group of MSDW Investment Management. In addition to portfolio management, his equity research responsibilities include telecommunications, technology, finance and utilities. Prior to joining MSDW Investment Management, he worked as Vice President at Salomon Brothers for three years. Previous to that, he was with Merrill Lynch Economics and Wharton Econometrics. Mr. Sexauer received a B.S. in Economics from the University of Illinois and an M.B.A. in Economics and Statistics from the University of Chicago. Mr. Sexauer has had primary responsibility for managing the Portfolio's assets since January 1992.


TECHNOLOGY PORTFOLIO
ALEXANDER L. UMANSKY AND STEPHEN C. SEXAUER
Information about Alexander L. Umansky is included under the Small Company Growth Portfolio above. Information about Stephen C. Sexauer is included under the Value Equity Portfolio above. Messrs. Umansky and Sexauer have had primary responsibility for managing the Portfolio's assets since September 1998 and January 1998, respectively.

-------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------


Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio, except that the minimum initial investment is $250,000 for Class A shares and $50,000 for Class B shares of the Technology Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.


You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.


To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
                                          Gold Portfolio+
FIXED INCOME                              International Equity Portfolio*
Emerging Markets Debt Portfolio           International Magnum Portfolio
Fixed Income Portfolio                    International Small Cap Portfolio
Global Fixed Income Portfolio             Japanese Equity Portfolio
High Yield Portfolio                      Latin American Portfolio
Mortgage-Backed Securities Portfolio+
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

It is the policy of each of the Equity Growth, Focus Equity and Value Equity Portfolios to distribute to shareholders substantially all of its taxable net investment income in the form of a quarterly dividend. It is the policy of each of the Small Company Growth and Technology Portfolios to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend. Each Portfolio's policy is to distribute to shareholders net capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
TAXES
The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO
-------------------------------------------------------------------------------


                                                                           CLASS A
                                                   --------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                   1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  19.04    $  16.93    $  14.94    $  14.14    $  12.02
                                                   --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (1)                     (0.02)       0.04        0.06        0.17        0.22
 NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                         7.49        3.17        4.48        4.07        4.93
                                                   --------    --------    --------    --------    --------
    TOTAL FROM INVESTMENT OPERATIONS                   7.47        3.21        4.54        4.24        5.15
                                                   --------    --------    --------    --------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                   --       (0.03)      (0.06)      (0.17)      (0.28)
 IN EXCESS OF NET INVESTMENT INCOME                   (0.00)+        --       (0.00)+        --          --
 NET REALIZED GAIN                                    (1.47)      (0.64)      (2.49)      (3.27)      (2.75)
 IN EXCESS OF NET REALIZED GAIN                          --       (0.43)         --          --          --
                                                   --------    --------    --------    --------    --------
    TOTAL DISTRIBUTIONS                               (1.47)      (1.10)      (2.55)      (3.44)      (3.03)
                                                   --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $  25.04    $  19.04    $  16.93    $  14.94    $  14.14
                                                   ========    ========    ========    ========    ========
TOTAL RETURN                                          39.89%      19.04%      31.32%      30.97%      45.02%
                                                   ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)              $977,005    $784,565    $591,789    $352,703    $158,112
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)            0.80%       0.80%       0.80%       0.80%       0.80%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS (1)                              (0.10)%      0.22%       0.35%       1.12%       1.57%
PORTFOLIO TURNOVER RATE                                  91%        156%        177%        186%        186%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
   DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME       $0.00+      $0.00+      $0.00+      $0.01       $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                    0.80%       0.80%       0.82%       0.88%       0.88%
     NET INVESTMENT INCOME (LOSS) TO AVERAGE
       NET ASSETS                                     (0.10)%      0.22%       0.33%       1.04%       1.49%
-----------------------------------------------------------------------------------------------------------



                                                                                 CLASS B
                                                             -----------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 2,
                                                                YEAR ENDED DECEMBER 31,         1996*** TO
                                                             ------------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                             1999       1998       1997          1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  18.97    $ 16.91    $ 14.92       $14.22
                                                             --------    -------    -------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (2)                               (0.04)      0.00+      0.04         0.13
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 7.44       3.15       4.46         3.99
                                                             --------    -------    -------       ------
    TOTAL FROM INVESTMENT OPERATIONS                             7.40       3.15       4.50         4.12
                                                             --------    -------    -------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                             --      (0.02)     (0.02)       (0.15)
 IN EXCESS OF NET INVESTMENT INCOME                             (0.00)+       --         --           --
 NET REALIZED GAIN                                              (1.47)     (0.64)     (2.49)       (3.27)
 IN EXCESS OF NET REALIZED GAIN                                    --      (0.43)        --           --
                                                             --------    -------    -------       ------
    TOTAL DISTRIBUTIONS                                         (1.47)     (1.09)     (2.51)       (3.42)
                                                             --------    -------    -------       ------
NET ASSET VALUE, END OF PERIOD                               $  24.90    $ 18.97    $ 16.91       $14.92
                                                             ========    =======    =======       ======
TOTAL RETURN                                                    39.61%     18.71%     31.05%       29.92%
                                                             ========    =======    =======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                        $246,889    $83,330    $27,879       $5,498
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                      1.05%      1.05%      1.05%        1.05%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET
  ASSETS (2)                                                    (0.34)%    (0.02)%     0.10%        0.91%**
PORTFOLIO TURNOVER RATE                                            91%       156%       177%         186%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                 $0.00+     $0.00+     $0.01        $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                              1.05%      1.05%      1.07%        1.12%**
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (0.34)%    (0.02)%     0.08%        0.84%**
------------------------------------------------------------------------------------------------------------


 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

----------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
FOCUS EQUITY PORTFOLIO
-------------------------------------------------------------------------------


                                                                          CLASS A
                                                ------------------------------------------------------------
                                                                                                PERIOD FROM
                                                                                                 MARCH 8,
                                                          YEAR ENDED DECEMBER 31,                1995* TO
                                                -------------------------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                1999        1998        1997       1996          1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  17.50    $  15.78    $  14.43    $ 12.17       $ 10.00
                                                --------    --------    --------    -------       -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (1)                  (0.06)       0.00+       0.01       0.18          0.15
 NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                      7.89        2.42        4.58       4.73          3.95
                                                --------    --------    --------    -------       -------
    TOTAL FROM INVESTMENT OPERATIONS                7.83        2.42        4.59       4.91          4.10
                                                --------    --------    --------    -------       -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                --          --       (0.01)     (0.17)        (0.15)
 IN EXCESS OF NET INVESTMENT INCOME                   --          --       (0.00)+       --            --
 NET REALIZED GAIN                                 (5.63)      (0.38)      (3.23)     (2.48)        (1.78)
 IN EXCESS OF NET REALIZED GAIN                       --       (0.32)         --         --            --
                                                --------    --------    --------    -------       -------
    TOTAL DISTRIBUTIONS                            (5.63)      (0.70)      (3.24)     (2.65)        (1.93)
                                                --------    --------    --------    -------       -------
NET ASSET VALUE, END OF PERIOD                  $  19.70    $  17.50    $  15.78    $ 14.43       $ 12.17
                                                ========    ========    ========    =======       =======
TOTAL RETURN                                       46.44%      15.35%      33.31%     40.90%        41.25%
                                                ========    ========    ========    =======       =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)           $136,128    $130,734    $155,087    $68,480       $28,548
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)         1.01%       1.01%       1.02%      1.00%         1.00%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  EXCLUDING INTEREST EXPENSE                        1.00%       1.00%       1.00%       N/A           N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS (1)                                   (0.33)%      0.01%       0.08%      1.26%         1.64%**
PORTFOLIO TURNOVER RATE                              155%        373%        302%       380%          309%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
   DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME                                        $0.01       $0.01       $0.01      $0.03         $0.06
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                 1.07%       1.03%       1.08%      1.24%         1.59%**
     NET INVESTMENT INCOME (LOSS) TO
         AVERAGE NET ASSETS                        (0.39)%     (0.01)%      0.02%      1.02%         1.05%**
------------------------------------------------------------------------------------------------------------



                                                                                 CLASS B
                                                              ----------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 2,
                                                                 YEAR ENDED DECEMBER 31,        1996*** TO
                                                              -----------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                             1999       1998       1997          1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 17.40    $ 15.72    $ 14.42       $12.25
                                                              -------    -------    -------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (2)                               (0.08)     (0.06)     (0.01)        0.13
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 7.81       2.44       4.55         4.67
                                                              -------    -------    -------       ------
    TOTAL FROM INVESTMENT OPERATIONS                             7.73       2.38       4.54         4.80
                                                              -------    -------    -------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                             --         --      (0.01)       (0.15)
 IN EXCESS OF NET INVESTMENT INCOME                                --         --      (0.00)+         --
 NET REALIZED GAIN                                              (5.63)     (0.38)     (3.23)       (2.48)
 IN EXCESS OF NET REALIZED GAIN                                    --      (0.32)        --           --
                                                              -------    -------    -------       ------
    TOTAL DISTRIBUTIONS                                         (5.63)     (0.70)     (3.24)       (2.63)
                                                              -------    -------    -------       ------
NET ASSET VALUE, END OF PERIOD                                $ 19.50    $ 17.40    $ 15.72       $14.42
                                                              =======    =======    =======       ======
TOTAL RETURN                                                    46.13%     15.15%     32.90%       39.72%
                                                              =======    =======    =======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                         $22,168    $16,682    $18,277       $8,805
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                      1.26%      1.26%      1.27%        1.25%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  INTEREST EXPENSE                                               1.25%      1.25%      1.25%         N/A
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET
    ASSETS (2)                                                  (0.58)%    (0.26)%    (0.18)%       0.95%**
PORTFOLIO TURNOVER RATE                                           155%       373%       302%         380%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                 $0.01      $0.00+     $0.00+       $0.03
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                              1.32%      1.28%      1.33%        1.47%**
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS         (0.64)%    (0.28)%    (0.24)%       0.73%**
------------------------------------------------------------------------------------------------------------


  *COMMENCEMENT OF OPERATIONS
 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

----------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------


                                                                             CLASS A
                                                      -----------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                     1999       1998       1997        1996        1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  8.07    $  7.72    $ 13.50    $  21.49    $  16.12
                                                      -------    -------    -------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (1)                       (0.05)      0.09      (0.07)      (0.19)      (0.18)
 NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                           7.40       1.97       1.09        0.89        5.55
                                                      -------    -------    -------    --------    --------
    TOTAL FROM INVESTMENT OPERATIONS                     7.35       2.06       1.02        0.70        5.37
                                                      -------    -------    -------    --------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                     --      (0.09)        --          --          --
 NET REALIZED GAIN                                      (2.10)     (1.62)     (6.80)      (8.69)         --
                                                      -------    -------    -------    --------    --------
    TOTAL DISTRIBUTIONS                                 (2.10)     (1.71)     (6.80)      (8.69)         --
                                                      -------    -------    -------    --------    --------
NET ASSET VALUE, END OF PERIOD                        $ 13.32    $  8.07    $  7.72    $  13.50    $  21.49
                                                      =======    =======    =======    ========    ========
TOTAL RETURN                                            96.45%     27.54%     11.36%       3.72%      33.31%
                                                      =======    =======    =======    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                 $77,193    $73,276    $57,777     $62,793    $119,378
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)              1.25%      1.25%      1.25%       1.25%       1.25%
RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS (1)                                        (0.59)%     1.06%     (0.87)%     (0.88)%     (0.76)%
PORTFOLIO TURNOVER RATE                                   204%       331%       228%         33%         25%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING
   THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME         $0.01      $0.01      $0.01       $0.01      $0.003
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                      1.43%      1.35%      1.34%       1.30%       1.26%
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET
       ASSETS                                           (0.78)%     0.96%     (0.95)%     (0.92)%     (0.77)%
-----------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                                --------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 2,
                                                                  YEAR ENDED DECEMBER 31,       1996*** TO
                                                                ---------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                               1999       1998      1997         1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  7.93    $ 7.63    $13.45       $21.47
                                                                -------    ------    ------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (2)                                 (0.08)     0.09     (0.06)       (0.15)
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   7.26      1.90      1.04         0.82
                                                                -------    ------    ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                               7.18      1.99      0.98         0.67
                                                                -------    ------    ------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                               --     (0.07)       --           --
 NET REALIZED GAIN                                                (2.10)    (1.62)    (6.80)       (8.69)
                                                                -------    ------    ------       ------
    TOTAL DISTRIBUTIONS                                           (2.10)    (1.69)    (6.80)       (8.69)
                                                                -------    ------    ------       ------
NET ASSET VALUE, END OF PERIOD                                  $ 13.01    $ 7.93    $ 7.63       $13.45
                                                                =======    ======    ======       ======
TOTAL RETURN                                                      95.97%    26.86%    11.13%        3.58%
                                                                =======    ======    ======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                           $14,775    $1,282    $1,313       $3,997
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                        1.50%     1.50%     1.50%        1.50%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)          (0.87)%    0.88%    (1.12)%      (1.09)%**
PORTFOLIO TURNOVER RATE                                             204%      331%      228%          33%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                   $0.02     $0.01    $0.00+        $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                                1.66%     1.60%     1.58%        1.54%**
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS           (1.03)%    0.78%    (1.21)%      (1.14)%**
------------------------------------------------------------------------------------------------------------


 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

----------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
VALUE EQUITY PORTFOLIO
-------------------------------------------------------------------------------


                                                                            CLASS A
                                                     ------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                    1999       1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.78    $ 13.62    $  13.89    $  13.94    $  11.50
                                                     -------    -------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                              0.26       0.20        0.35        0.41        0.38
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS        0.97       0.98        3.51        2.27        3.30
                                                     -------    -------    --------    --------    --------
    TOTAL FROM INVESTMENT OPERATIONS                    1.23       1.18        3.86        2.68        3.68
                                                     -------    -------    --------    --------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                 (0.17)     (0.21)      (0.35)      (0.41)      (0.47)
 NET REALIZED GAIN                                     (2.09)     (3.81)      (3.78)      (2.32)      (0.77)
 IN EXCESS OF NET REALIZED GAIN                        (0.12)        --          --          --          --
                                                     -------    -------    --------    --------    --------
    TOTAL DISTRIBUTIONS                                (2.38)     (4.02)      (4.13)      (2.73)      (1.24)
                                                     -------    -------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                       $  9.63    $ 10.78    $  13.62    $  13.89    $  13.94
                                                     =======    =======    ========    ========    ========
TOTAL RETURN                                           11.63%      8.79%      29.20%      19.73%      33.69%
                                                     =======    =======    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                $46,768    $57,543     $86,054    $106,128    $147,365
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)             0.73%      0.70%       0.70%       0.70%       0.70%
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  INTEREST EXPENSE                                      0.70%       N/A         N/A         N/A         N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS (1)                                              1.25%      1.36%       2.15%       2.62%       3.01%
PORTFOLIO TURNOVER RATE                                   80%       153%         36%         42%         43%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING
   THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME        $0.03      $0.02       $0.02       $0.01       $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                     0.86%      0.82%       0.80%       0.78%       0.77%
     NET INVESTMENT INCOME TO AVERAGE NET
         ASSETS                                         1.12%      1.25%       2.06%       2.55%       2.94%
-----------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                               PERIOD FROM
                                                                                               JANUARY 2,
                                                                 YEAR ENDED DECEMBER 31,       1996*** TO
                                                                --------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                               1999      1998      1997         1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.76    $13.59    $13.89       $14.06
                                                                ------    ------    ------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                        0.20      0.07      0.28         0.29
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  0.99      1.08      3.51         2.25
                                                                ------    ------    ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                              1.19      1.15      3.79         2.54
                                                                ------    ------    ------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.13)    (0.17)    (0.31)       (0.39)
 NET REALIZED GAIN                                               (2.02)    (3.81)    (3.78)       (2.32)
 IN EXCESS OF NET REALIZED GAIN                                  (0.20)       --        --           --
                                                                ------    ------    ------       ------
    TOTAL DISTRIBUTIONS                                          (2.35)    (3.98)    (4.09)       (2.71)
                                                                ------    ------    ------       ------
NET ASSET VALUE, END OF PERIOD                                  $ 9.60    $10.76    $13.59       $13.89
                                                                ======    ======    ======       ======
TOTAL RETURN                                                     11.22%     8.59%    28.70%       18.57%
                                                                ======    ======    ======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                            $ 921    $1,045    $2,246       $2,555
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       0.98%     0.95%     0.95%        0.95%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING INTEREST
  EXPENSE                                                         0.95%      N.A       N.A          N.A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)          1.01%     1.12%     1.86%        2.33%**
PORTFOLIO TURNOVER RATE                                             80%      153%       36%          42%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                  $0.03     $0.02     $0.01        $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                               1.11%     1.07%     1.04%        1.03%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  0.87%     1.01%     1.77%        2.26%**
-----------------------------------------------------------------------------------------------------------


 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------


                                                                                 CLASS A
                                                             -----------------------------------------------
                                                                                               PERIOD FROM
                                                                                              SEPTEMBER 16,
                                                                YEAR ENDED DECEMBER 31,          1996* TO
                                                             -----------------------------     DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                            1999      1998++      1997           1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 17.98    $ 11.73    $ 10.71        $10.00
                                                             -------    -------    -------        ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (1)                              (0.28)     (0.13)      0.07         (0.02)
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               28.07       6.45       3.75          0.73
                                                             -------    -------    -------        ------
    TOTAL FROM INVESTMENT OPERATIONS                           27.79       6.32       3.82          0.71
                                                             -------    -------    -------        ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                            --         --      (0.26)           --
 NET REALIZED GAIN                                             (6.86)     (0.07)     (1.28)           --
 IN EXCESS OF NET REALIZED GAIN                                   --         --      (1.00)           --
 RETURN OF CAPITAL                                                --         --      (0.26)           --
                                                             -------    -------    -------        ------
    TOTAL DISTRIBUTIONS                                        (6.86)     (0.07)     (2.80)           --
                                                             -------    -------    -------        ------
NET ASSET VALUE, END OF PERIOD                               $ 38.91    $ 17.98    $ 11.73        $10.71
                                                             =======    =======    =======        ======
TOTAL RETURN                                                  160.62%     53.90%     37.27%         7.10%
                                                             =======    =======    =======        ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                        $82,190    $27,506    $31,788        $3,595
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)                     1.26%      1.29%      1.25%         1.25%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  INTEREST EXPENSE                                              1.25%      1.25%       N/A           N/A
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS (1)         (1.06)%    (0.95)%    (1.07)%       (0.70)%**
PORTFOLIO TURNOVER RATE                                          250%       265%       622%           77%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING
   THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                $0.00+     $0.07      $0.08         $0.22
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                             1.28%      1.82%      2.47%         8.51%**
     NET INVESTMENT LOSS TO AVERAGE NET ASSETS                 (1.09)%    (1.47)%    (2.30)%       (7.96)%**
------------------------------------------------------------------------------------------------------------



                                                                                   CLASS B
                                                                ----------------------------------------------
                                                                                                 PERIOD FROM
                                                                                                 SEPTEMBER 16
                                                                  YEAR ENDED DECEMBER 31,          1996* TO
                                                                ----------------------------     DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                               1999      1998++      1997          1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $17.92     $11.72     $10.71        $10.00
                                                                ------     ------     ------        ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (2)                                (0.35)     (0.16)      0.04         (0.02)
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 27.98       6.43       3.74          0.73
                                                                ------     ------     ------        ------
    TOTAL FROM INVESTMENT OPERATIONS                             27.63       6.27       3.78          0.71
                                                                ------     ------     ------        ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                              --         --      (0.25)           --
 NET REALIZED GAIN                                               (6.86)     (0.07)     (1.28)           --
 IN EXCESS OF NET REALIZED GAIN                                     --         --      (1.00)           --
 RETURN OF CAPITAL                                                  --         --      (0.24)           --
                                                                ------     ------     ------        ------
    TOTAL DISTRIBUTIONS                                          (6.86)     (0.07)     (2.77)           --
                                                                ------     ------     ------        ------
NET ASSET VALUE, END OF PERIOD                                  $38.69     $17.92     $11.72        $10.71
                                                                ======     ======     ======        ======
TOTAL RETURN                                                    160.26%     53.52%     36.90%         7.10%
                                                                ======     ======     ======        ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                           $4,192     $  850     $2,394        $1,487
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       1.51%      1.55%      1.50%         1.50%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING INTEREST
  EXPENSE                                                         1.50%      1.50%       N/A           N/A
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS (2)           (1.31)%    (1.32)%    (1.41)%       (1.00)%**
PORTFOLIO TURNOVER RATE                                            250%       265%       622%           77%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                  $0.00+     $0.07      $0.04         $0.19
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                               1.53%      2.08%      2.72%         9.14%**
     NET INVESTMENT LOSS TO AVERAGE NET ASSETS                   (1.32)%    (1.84)%    (2.63)%       (8.65)%**
--------------------------------------------------------------------------------------------------------------


  *COMMENCEMENT OF OPERATIONS
 **ANNUALIZED

  +AMOUNT IS LESS THAN $0.01 PER SHARE.


 ++PER SHARE AMOUNTS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 ARE BASED ON
   AVERAGE SHARES OUTSTANDING.

                                                     EQUITY GROWTH PORTFOLIO
                                                     FOCUS EQUITY PORTFOLIO
PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER      SMALL COMPANY GROWTH
INSTITUTIONAL FUND, INC.                             PORTFOLIO
                                                     VALUE EQUITY PORTFOLIO
                                                     TECHNOLOGY PORTFOLIO

                           ACCOUNT REGISTRATION FORM
           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

 ------------------------------------------------------------------------------

  Type of Registration: / / Incorporated / / Unincorporated Association / / Partnership / / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust -------------------- / / Other (SPECIFY) --------------------

               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER       BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY             COUNTRY            POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY             COUNTRY            POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for each Portfolio ($250,000 for Technology Portfolio) and Class B shares minimum $100,000 for each Portfolio ($50,000 for Technology Portfolio).
                          Please indicate Portfolio, class and amount for purchase of the following Portfolio(s):

       EQUITY GROWTH PORTFOLIO  / / Class A Shares (058)      $---------  / / Class B Shares (036) $ --------------------
        FOCUS EQUITY PORTFOLIO  / / Class A Shares (084)      $---------  / / Class B Shares (088) $ --------------------
SMALL COMPANY GROWTH PORTFOLIO  / / Class A Shares (062)      $---------  / / Class B Shares (037) $ --------------------
        VALUE EQUITY PORTFOLIO  / / Class A Shares (064)      $---------  / / Class B Shares (039) $ --------------------
          TECHNOLOGY PORTFOLIO  / / Class A Shares (091)      $---------  / / Class B Shares (092) $ --------------------
                                Total Initial Investment      $---------

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          ---------------------------------------

                          From
                          ---------------------------------------
                                 NAME OF PORTFOLIO
                             ------------------------------------------
                              ACCOUNT NUMBER

                          Account previously established by:

                          / / Phone exchange / / Wire on
                          ---------------------------------------
                                           DATE
                          --------------------------------------------------
                                     ACCOUNT NUMBER
                                               (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.

                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.

                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

 / /      I/we hereby authorize the Fund and its agents to honor
          any telephone requests to wire redemption proceeds to
          the commercial bank indicated at right and/or mail
          redemption proceeds to the name and address in which
          my/our fund account is registered if such requests are   ------------------------
          believed to be authentic.                                NAME OF COMMERCIAL BANK (NOT SAVINGS BANK)
          The Fund and the Fund's Transfer Agent will employ       ------------------------
          reasonable procedures to confirm that instructions       BANK ACCOUNT NUMBER
          communicated by telephone are genuine. These procedures  ------------------------
          include requiring the investor to provide certain        BANK ABA NUMBER
          personal identification information at the time an       ------------------------
          account is opened and prior to effecting each            NAME(S) IN WHICH YOUR BANK ACCOUNT IS ESTABLISHED
          transaction requested by telephone. In addition, all     ------------------------
          telephone transaction requests will be recorded and      BANK'S STREET ADDRESS
          investors may be required to provide additional          ------------------------
          telecopied written instructions of transaction           CITY STATE ZIP CODE
          requests. Neither the Fund nor the Transfer Agent will
          be responsible for any loss, liability, cost or expense
          for following instructions received by telephone that
          it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                       STATE       ZIP CODE
            DEALER INFORMATION

                          ------------------------------------------------------
                              REPRESENTATIVE NAME  REPRESENTATIVE NUMBER  BRANCH
                                                                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):
                          U.S. CITIZEN(S)/TAXPAYER(S):
                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.

                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.

                          NON-U.S. CITIZEN(S)/TAXPAYER(S):

                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.

                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
                 SIGN HERE -->
                          ---------------------------------------
                          SIGNATURE     DATE
                          ---------------------------------------
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about each Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.



You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------

PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

FIXED INCOME PORTFOLIO

THE FIXED INCOME PORTFOLIO SEEKS TO PRODUCE A HIGH TOTAL RETURN CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME SECURITIES.


MONEY MARKET PORTFOLIO
THE MONEY MARKET PORTFOLIO SEEKS TO MAXIMIZE CURRENT INCOME AND PRESERVE CAPITAL WHILE MAINTAINING HIGH LEVELS OF LIQUIDITY.

MUNICIPAL MONEY MARKET PORTFOLIO
THE MUNICIPAL MONEY MARKET PORTFOLIO SEEKS TO MAXIMIZE CURRENT TAX-EXEMPT INCOME AND PRESERVE CAPITAL.

INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED
MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE PORTFOLIOS LISTED ABOVE (EACH A "PORTFOLIO" AND COLLECTIVELY THE "PORTFOLIOS"), EXCEPT THAT THE MUNICIPAL MONEY MARKET PORTFOLIO OFFERS ONLY CLASS A SHARES.

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------


INVESTMENT SUMMARY
     FIXED INCOME PORTFOLIO                                    1
     MONEY MARKET PORTFOLIO                                    2
     MUNICIPAL MONEY MARKET PORTFOLIO                          3
     ADDITIONAL RISK FACTORS AND INFORMATION                   4
FEES AND EXPENSES OF THE PORTFOLIOS                            6
INVESTMENT ADVISER AND SUB-ADVISER                             7
MANAGEMENT FEES                                                7
PORTFOLIO MANAGERS                                             8
DISTRIBUTION OF PORTFOLIO SHARES                               8
SHAREHOLDER INFORMATION                                        9
FINANCIAL HIGHLIGHTS                                           11
     FIXED INCOME PORTFOLIO                                    12
     MONEY MARKET PORTFOLIO                                    13
     MUNICIPAL MONEY MARKET PORTFOLIO                          13
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------

THE FIXED INCOME PORTFOLIO SEEKS TO PRODUCE A HIGH TOTAL RETURN CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF FIXED INCOME SECURITIES.
--------------------------------------------------------------------------------

APPROACH

MSDW Investment Management seeks to preserve capital and produce an attractive real rate of return by investing primarily in a diversified mix of dollar-denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily maintains an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, MSDW Investment Management actively manages the interest rate risk of the Portfolio within a range relative to the benchmark index. The Portfolio invests exclusively in securities that carry an investment grade rating at the time of purchase, and may invest up to 15% of its assets in fixed income securities denominated in foreign currencies.


PROCESS

MSDW Investment Management employs a value approach toward managing the Portfolio. The MSDW Investment Management's research teams seek to identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. MSDW Investment Management relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. MSDW Investment Management also measures various types of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. MSDW Investment Management's team builds an investment portfolio designed to take advantage of its judgment of these factors, while balancing the overall risk of the Portfolio, and may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.


RISK
Investing in the Fixed Income Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in fixed income securities in the hope of earning an attractive rate of return while generally preserving capital. Although the Portfolio invests primarily in fixed income securities that are rated in the two highest rating categories, or believed by MSDW Investment Management to be of equivalent quality, credit risk and market risk, particularly changes in interest rates, will still affect the prices of fixed income securities. To the extent that the Portfolio invests in securities denominated in a foreign currency, changes in the value of that country's currency compared to the U.S. dollar will affect the value of the Portfolio's investments. In addition, at times the Portfolio's market sector, U.S. fixed income securities, may underperform relative to other sectors.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON MAY
15, 1991
1992                          6.82%
1993                          9.07%
1994                          -3.10%
1995                          18.76%
1996                          4.61%
1997                          9.54%
1998                          7.93%
1999                          -1.56%
HIGH (QUARTER)
4/95 - 6/95
6.30%
LOW (QUARTER)
1/94 - 3/94
-3.13%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                            CLASS A            CLASS B                           LEHMAN
                           (COMMENCED         (COMMENCED                       AGGREGATE
                         OPERATIONS ON      OPERATIONS ON                     BOND INDEX*
                         MAY 15, 1991)     JANUARY 2, 1996)            CLASS A           CLASS B
----------------------------------------------------------------------------------------------------
 PAST ONE YEAR               -1.56%             -1.76%                  -0.82%            -0.82%
----------------------------------------------------------------------------------------------------
 PAST FIVE YEARS             7.65%               N/A                    7.73%              N/A
----------------------------------------------------------------------------------------------------
 SINCE INCEPTION             7.24%              4.89%                   7.41%             5.21%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.


*THE LEHMAN AGGREGATE BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF THE
 GOVERNMENT/CORPORATE BOND INDEX, THE MORTGAGE-BACKED SECURITIES INDEX AND THE ASSET-BACKED SECURITIES INDEX.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIO SEEKS TO MAXIMIZE CURRENT INCOME AND PRESERVE CAPITAL WHILE MAINTAINING HIGH LEVELS OF LIQUIDITY.
--------------------------------------------------------------------------------

APPROACH

MSDW Investment Management and Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), as investment sub-adviser, seek to maximize current income and preserve capital while maintaining liquidity by investing in money market instruments with effective maturities of 397 days or less. In selecting investments, MSDW Investment Management and MSDW Advisors seek to maintain a share price of $1.00 per share.


PROCESS

MSDW Advisors assesses current and projected market and economic conditions, particularly interest rates. Based on this analysis and the shape of the money market yield curve, MSDW Advisors uses gradual shifts in average maturity to manage the Portfolio. MSDW Advisors selects particular money market securities that it believes offer the most attractive risk/return trade-off. Portfolio investments are primarily U.S. government and agency obligations, or corporate debt and bank obligations that pay fixed or variable rates of interest.


RISK
Investing in the Money Market Portfolio may be appropriate for you if you want to minimize the risk of loss of principal and maintain liquidity of your investment, and at the same time receive a return on your investment. The Portfolio invests only in money market instruments that MSDW Investment Management and MSDW Advisors believe present minimal credit risk. However, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
THE PORTFOLIO WILL INVEST IN A DIVERSIFIED PORTFOLIO OF HIGH QUALITY, SHORT-TERM MONEY MARKET INSTRUMENTS. MONEY MARKET INSTRUMENTS MAY INCLUDE CERTIFICATES OF DEPOSITS, BANKERS' ACCEPTANCES, COMMERCIAL PAPER, U.S. TREASURY SECURITIES, AND SOME MUNICIPAL SECURITIES AND REPURCHASE AGREEMENTS. IN SELECTING THESE INVESTMENTS, MSDW INVESTMENT MANAGEMENT AND MSDW ADVISORS FOLLOW STRICT RULES ABOUT CREDIT RISK, MATURITY AND DIVERSIFICATION OF THE PORTFOLIO'S INVESTMENTS. FOR EXAMPLE, THE PORTFOLIO'S MONEY MARKET INSTRUMENTS WILL BE RATED WITHIN THE TWO HIGHEST CATEGORIES ASSIGNED BY A RECOGNIZED RATING ORGANIZATION OR, IF NOT RATED, ARE OF COMPARABLE QUALITY AS DETERMINED BY MSDW ADVISORS. IN ADDITION, THESE INSTRUMENTS WILL HAVE A MAXIMUM REMAINING MATURITY OF 397 DAYS OR LESS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
NOVEMBER 15, 1988
1989                          9.12%
1990                          8.03%
1991                          5.89%
1992                          3.46%
1993                          2.76%
1994                          3.84%
1995                          5.51%
1996                          5.03%
1997                          5.20%
1998                          5.20%
1999                          4.80%
HIGH (QUARTER)
4/89 - 6/89
2.34%
LOW (QUARTER)
4/93 - 6/93
0.67%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                                 CLASS A               CLASS B
                                                (COMMENCED            (HAVE NOT
                                              OPERATIONS ON         YET COMMENCED
                                            NOVEMBER 15, 1988)       OPERATIONS)
----------------------------------------------------------------------------------
 SINCE INCEPTION                                  5.37%                  N/A
----------------------------------------------------------------------------------
 PAST ONE YEAR                                    4.80%                  N/A
----------------------------------------------------------------------------------
 PAST FIVE YEARS                                  5.15%                  N/A
----------------------------------------------------------------------------------
 PAST TEN YEARS                                   5.03%                  N/A


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.
YOU MAY OBTAIN THE CURRENT 7-DAY YIELD OF THE MONEY MARKET PORTFOLIO BY CALLING 1-800-548-7786.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------

THE MUNICIPAL MONEY MARKET PORTFOLIO SEEKS TO MAXIMIZE CURRENT TAX-EXEMPT INCOME AND PRESERVE CAPITAL.
--------------------------------------------------------------------------------

APPROACH

MSDW Investment Management and MSDW Advisors, as investment sub-adviser, seek to maximize current income and preserve capital while maintaining liquidity by investing in money market instruments, with effective maturities of 397 days or less, that pay interest that is exempt from federal taxation. In selecting investments, MSDW Investment Management and MSDW Advisors seek to maintain a share price of $1.00 per share.


PROCESS
MSDW Advisors assesses current and projected market and economic conditions, particularly interest rates. Based on this analysis, MSDW Advisors uses gradual shifts in average maturity to manage the Portfolio. MSDW Advisors selects particular municipal money market securities that it believes offer the most attractive risk/return trade-off. Individual portfolio securities are money market obligations issued by various states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Typically, the Portfolio will invest at least 80% of its assets in tax-exempt municipal obligations. The Portfolio will not invest in municipal obligations that pay interest subject to the alternative minimum tax.

RISK
Investing in the Municipal Money Market Portfolio may be appropriate for you if you want to minimize the risk of loss of principal and maintain liquidity of your investment, and at the same time receive a return on your investment that is exempt from federal income tax. The Portfolio invests only in municipal money market instruments that MSDW Investment Management and MSDW Advisors believe present minimal credit risk. However, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
THE PORTFOLIO WILL INVEST IN A PORTFOLIO OF HIGH QUALITY, SHORT-TERM MUNICIPAL SECURITIES AND REPURCHASE AGREEMENTS. IN SELECTING THESE INVESTMENTS, MSDW INVESTMENT MANAGEMENT AND MSDW ADVISORS FOLLOW STRICT RULES ABOUT CREDIT RISK, MATURITY AND DIVERSIFICATION OF THE PORTFOLIO'S INVESTMENTS. FOR EXAMPLE, THE PORTFOLIO'S MONEY MARKET INSTRUMENTS WILL BE RATED WITHIN THE TWO HIGHEST CATEGORIES ASSIGNED BY A RECOGNIZED RATING ORGANIZATION OR, IF NOT RATED, ARE OF COMPARABLE QUALITY AS DETERMINED BY MSDW ADVISORS. IN ADDITION, THESE INSTRUMENTS WILL HAVE A MAXIMUM REMAINING MATURITY OF 397 DAYS OR LESS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
FEBRUARY 10, 1989
1990                          5.39%
1991                          4.06%
1992                          2.48%
1993                          1.91%
1994                          2.44%
1995                          3.44%
1996                          3.02%
1997                          3.17%
1998                          3.00%
1999                          2.77%
HIGH (QUARTER)
4/89 - 6/89
1.57%
LOW (QUARTER)
1/94 - 3/94
0.46%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                                                   CLASS A
                                                                  (COMMENCED
                                                                OPERATIONS ON
                                                              FEBRUARY 10, 1989)
--------------------------------------------------------------------------------
 SINCE INCEPTION                                                    3.40%
--------------------------------------------------------------------------------
 PAST ONE YEAR                                                      2.77%
--------------------------------------------------------------------------------
 PAST FIVE YEARS                                                    3.08%
--------------------------------------------------------------------------------
 PAST TEN YEARS                                                     3.17%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.
YOU MAY OBTAIN THE CURRENT 7-DAY YIELD OF THE MUNICIPAL MONEY MARKET PORTFOLIO BY CALLING 1-800-548-7786.

INVESTMENT SUMMARY
--------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

----------------------------------------------------------------------------
PRICE VOLATILITY

The value of your investment in the Fixed Income Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in any of these Portfolios.

FIXED INCOME SECURITIES

Investments in fixed income securities are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet its scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of an issuer's prospects may adversely affect the value of a fixed income security. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term securities also are generally more volatile, so the average maturity of the securities in the Portfolios affects risk.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.
DERIVATIVES

The Fixed Income Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.



The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.



INVESTMENT DISCRETION


In pursuing the Portfolios' investment objectives, MSDW Investment Management and MSDW Advisors have considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management and MSDW Advisors may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

BANK INVESTORS

An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management or MSDW Advisors believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short-and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management or MSDW Advisors incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.
PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Fixed Income Portfolio may engage in frequent trading of securities to achieve its investment objective.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management. No fee waivers are in effect for the Money Market and Municipal Money Market Portfolios.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                                                                                          MUNICIPAL
                                                          FIXED            MONEY            MONEY
                                                         INCOME           MARKET           MARKET
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO
MANAGEMENT FEES
----------------------------------------------------------------------------------------------------
 CLASS A                                                  0.35%            0.30%            0.30%
----------------------------------------------------------------------------------------------------
 CLASS B                                                  0.35%            0.30%             N/A

12b-1 FEE
----------------------------------------------------------------------------------------------------
 CLASS A                                                  NONE             NONE             NONE
----------------------------------------------------------------------------------------------------
 CLASS B                                                 0.15%+            0.25%             N/A

OTHER EXPENSES
----------------------------------------------------------------------------------------------------
 CLASS A                                                  0.22%            0.20%            0.20%
----------------------------------------------------------------------------------------------------
 CLASS B                                                  0.22%           0.20%++            N/A

TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
 CLASS A                                                  0.57%            0.50%            0.50%
----------------------------------------------------------------------------------------------------
 CLASS B                                                  0.72%           0.75%++            N/A


 +THE ACTUAL 12b-1 FEE PAID BY THE PORTFOLIO FOR THE LAST FISCAL YEAR WAS 0.15%
  BECAUSE MORGAN STANLEY HAS VOLUNTARILY AGREED TO WAIVE 0.10% OF THE 0.25% DISTRIBUTION FEE IT IS ENTITLED TO RECEIVE.

++ESTIMATED.


 *THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE
  HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIOS SO THAT TOTAL ANNUAL OPERATING EXPENSES WILL NOT EXCEED 0.45% FOR CLASS A SHARES AND 0.60% FOR CLASS B SHARES OF THE FIXED INCOME PORTFOLIO; 0.55% FOR CLASS A SHARES AND 0.80% FOR CLASS B SHARES OF THE MONEY MARKET PORTFOLIO; AND 0.57% FOR CLASS A SHARES OF THE MUNICIPAL MONEY MARKET PORTFOLIO.



  IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR A PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIOS' TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIO SHOWN ABOVE.



  FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT, THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS WERE 0.45% FOR CLASS A SHARES AND 0.60% FOR CLASS B SHARES OF THE FIXED INCOME PORTFOLIO. TOTAL OPERATING EXPENSES FOR THE MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS DID NOT EXCEED THE AMOUNTS SHOWN IN THE FIRST PARAGRAPH AND, ACCORDINGLY, TOTAL OPERATING EXPENSES INCURRED BY INVESTORS IN THESE PORTFOLIOS WERE AS SHOWN IN THE TABLE ABOVE.


  FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR           3 YEARS           5 YEARS           10 YEARS
FIXED INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $58              $183              $318               $714
----------------------------------------------------------------------------------------------------
 CLASS B                               $74              $230              $401               $894
MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $51              $160              $280               $628
----------------------------------------------------------------------------------------------------
 CLASS B+                              $77              $240               N/A               N/A
MUNICIPAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $51              $160              $280               $628



+THE FUND HAS NOT PROJECTED EXPENSES BEYOND THE THREE YEAR PERIOD SHOWN BECAUSE THE CLASS B SHARES OF THE MONEY MARKET PORTFOLIO WERE NOT OPERATIONAL AS OF DECEMBER 31, 1999.


--------------------------------------------------------------------------------
INVESTMENT ADVISER AND SUB-ADVISER
-------------------------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately
$184.8 billion, including assets under fiduciary advice.



Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), which also is a subsidiary of MSDW, located at Two World Trade Center, New York, New York 10048, serves as investment sub-adviser and manager for the Money Market and Municipal Money Market Portfolios on a day-to-day basis. MSDW Advisors selects, buys and sells securities for these Portfolios under the supervision of MSDW Investment Management.


-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from each Portfolio the management fee set forth in the table below:



                                                                                                     MUNICIPAL
                                                                                     MONEY             MONEY
                                                                FIXED INCOME         MARKET            MARKET
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ----------------------------------------------------
                                                              CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B
                                                              ----------------------------------------------------
 MANAGEMENT FEE PAID IN FISCAL YEAR ENDED DECEMBER 31, 1999    0.23%    0.23%    0.30%     N/A     0.30%     N/A
 (NET OF WAIVER AND AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------


THE FOLLOWING INDIVIDUALS HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE FIXED INCOME PORTFOLIO:

----------------------------------------------------------------------------


FIXED INCOME PORTFOLIO


WARREN ACKERMAN, III, THOMAS L. BENNETT, KENNETH B. DUNN, ROBERTO M. SELLA AND
W. DAVID ARMSTRONG


Warren Ackerman is a Principal of MSDW Investment Management and Morgan Stanley. Prior to joining MSDW Investment Management in 1993, he spent over 14 years with Bankers Trust Company as a Managing Director responsible for institutional active fixed income management. Mr. Ackerman is a graduate of Monmouth College with a B.S. in Economics. Thomas L. Bennett, a Managing Director of Morgan Stanley, joined MSDW Investment Management's affiliated institutional investment management company, Miller Anderson & Sherrerd, LLP ("MAS") in 1984. He is Chairman of the Board of Trustees of MAS Funds, a member of the Executive Committee of MAS and a Director of MAS Fund Distributors, Inc. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from the University of Cincinnati. Kenneth B. Dunn, a Managing Director of Morgan Stanley, joined MAS in 1987. Mr. Dunn received a B.S. and M.B.A. from The Ohio State University and a Ph.D. from Purdue University. Roberto M. Sella, a Managing Director of Morgan Stanley, joined MAS in 1992. He served as a Financial Analyst from 1992 to 1998 and as a Portfolio Manager beginning in 1998. Mr. Sella graduated from the University of Wisconsin (PHI BETA KAPPA) in 1987 and received an M.B.A. from The Wharton School of the University of Pennsylvania in 1993. W. David Armstrong is a Managing Director of Morgan Stanley and joined MSDW Investment Management in 1998 as a Portfolio Manager. He joined the management team for the MAS Funds Fixed Income and Special Purpose Fixed Income Portfolios in 2000. He served as a Senior Vice President and Manager of U.S. proprietary trading at Lehman Brothers from 1995 to 1997. Mr. Armstrong received a degree in Economics from the State University of New York (SUNY) at Plattsburg in 1981 and an M.B.A. from the Wharton School of the University of Pennsylvania in 1986. Mr. Ackerman has had primary responsibility for managing the Portfolio's assets since March 1994. Messrs. Bennett, Dunn, Sella and Armstrong have shared primary responsibility for managing the Portfolio's assets since May 2000.


-------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------


Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. Morgan Stanley has agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Fixed Income Portfolio. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio.


In calculating NAV, the Fixed Income Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.



The Money Market and Municipal Money Market Portfolios seek to maintain a stable NAV per share of $1.00 by valuing portfolio securities using "amortized cost." Amortized cost involves valuing a portfolio security at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. This method of valuation does not take into account any unrealized gains or losses or the impact of fluctuating interest rates on the market value of portfolio securities. While using amortized cost provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it sold the security.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Fixed Income Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) and for the Money Market and Municipal Money Market Portfolios as of 12:00 noon Eastern Time and 11:00 a.m. Eastern Time, respectively, on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES

You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries"), except for Class B shares of the Money Market Portfolio, which may be purchased only through a Financial Intermediary. You may purchase shares of the Portfolios on each day that the NYSE is open.



The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of the Fixed Income Portfolio and $100,000 for Class A shares of the Money Market and Municipal Money Market Portfolios. There is no minimum initial investment for Class B shares of the Money Market Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.



You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.

To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.
HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.


EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS
+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

The policy of the Fixed Income Portfolio is to distribute to shareholders substantially all of its taxable net investment income in the form of a monthly dividend and to distribute net capital gains, if any, at least annually.


Each of the Money Market and Municipal Money Market Portfolios computes net investment income and declares a dividend as of 1:00 p.m. Eastern Time on each day. These dividends accrue daily and are distributed on the 15th day of each month, or the next business day if the 15th is a holiday or weekend. The Money Market and Municipal Money Market Portfolios will distribute capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
TAXES
The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. The Fund will tell you annually how to treat dividends and distributions.


The Municipal Money Market Portfolio generally distributes income that is exempt from federal taxation, however, the Portfolio may invest in securities that generate taxable income. Income exempt from federal tax may be subject to state and local taxes.


If you redeem shares of a Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------


                                                                           CLASS A
                                                  ---------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                  1999         1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.08     $  10.88    $  10.58    $  10.81    $   9.82
                                                  --------     --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                            0.64         0.62        0.65        0.67        0.72
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                       (0.81)        0.22        0.33       (0.20)       1.06
                                                  --------     --------    --------    --------    --------
    TOTAL FROM INVESTMENT OPERATIONS                 (0.17)        0.84        0.98        0.47        1.78
                                                  --------     --------    --------    --------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                               (0.64)       (0.61)      (0.68)      (0.70)      (0.79)
 IN EXCESS OF NET INVESTMENT INCOME                     --           --       (0.00)+     (0.00)+        --
 NET REALIZED GAIN                                      --        (0.03)         --          --          --
 IN EXCESS OF NET REALIZED GAIN                      (0.03)          --          --          --          --
                                                  --------     --------    --------    --------    --------
    TOTAL DISTRIBUTIONS                              (0.67)       (0.64)      (0.68)      (0.70)      (0.79)
                                                  --------     --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                    $  10.24     $  11.08    $  10.88    $  10.58    $  10.81
                                                  ========     ========    ========    ========    ========
TOTAL RETURN                                         (1.56)%       7.93%       9.54%       4.61%      18.76%
                                                  ========     ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)             $171,467     $212,718    $183,192    $130,733    $165,527
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)           0.45%        0.45%       0.45%       0.45%       0.45%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                          5.87%        5.63%       6.11%       6.30%       6.85%
PORTFOLIO TURNOVER RATE                                 97%         176%        163%        183%        172%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
   DURING
     THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME                                          $0.01        $0.01       $0.02       $0.02       $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                   0.57%        0.58%       0.60%       0.60%       0.59%
     NET INVESTMENT INCOME TO AVERAGE NET
       ASSETS                                         5.75%        5.51%       5.97%       6.15%       6.71%
-----------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                               PERIOD FROM
                                                                                               JANUARY 2,
                                                                 YEAR ENDED DECEMBER 31,       1996*** TO
                                                                --------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                               1999      1998      1997         1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $11.10    $10.89    $10.58       $10.81
                                                                ------    ------    ------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                        0.61      0.61      0.64         0.64
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (0.80)     0.22      0.33        (0.19)
                                                                ------    ------    ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                             (0.19)     0.83      0.97         0.45
                                                                ------    ------    ------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.63)    (0.59)    (0.66)       (0.68)
 NET REALIZED GAIN                                                  --     (0.03)       --           --
 IN EXCESS OF NET REALIZED GAIN                                  (0.03)       --        --           --
                                                                ------    ------    ------       ------
    TOTAL DISTRIBUTIONS                                          (0.66)    (0.62)    (0.66)       (0.68)
                                                                ------    ------    ------       ------
NET ASSET VALUE, END OF PERIOD                                  $10.25    $11.10    $10.89       $10.58
                                                                ======    ======    ======       ======
TOTAL RETURN                                                     (1.76)%    7.85%     9.48%        4.35%
                                                                ======    ======    ======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                           $2,084    $3,649    $4,834       $1,462
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       0.60%     0.60%     0.60%        0.60%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)          5.69%     5.50%     5.93%        6.15%**
PORTFOLIO TURNOVER RATE                                             97%      176%      163%         183%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                  $0.01     $0.01     $0.02        $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                               0.72%     0.72%     0.74%        0.74%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  5.58%     5.38%     5.78%        6.01%**
-----------------------------------------------------------------------------------------------------------


  **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------


                                                                YEAR ENDED DECEMBER 31,
SELECTED PER SHARE DATA AND                 ----------------------------------------------------------------
RATIOS                                         1999          1998          1997          1996         1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                            ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME                           0.047         0.051         0.051         0.049       0.054
                                            ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                          (0.047)       (0.051)       (0.051)       (0.049)     (0.054)
                                            ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF PERIOD              $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                            ==========    ==========    ==========    ==========    ========
TOTAL RETURN                                      4.80%         5.20%         5.20%         5.03%       5.51%
                                            ==========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)       $2,931,316    $1,958,177    $1,506,210    $1,284,633    $836,693
RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.50%         0.49%         0.49%         0.52%       0.51%
RATIO OF NET INVESTMENT INCOME TO
AVERAGE
  NET ASSETS                                      4.73%         5.07%         5.12%         4.92%       5.37%
------------------------------------------------------------------------------------------------------------


----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------


                                                                  YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                  1999         1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $    1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                 ----------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME                                0.027       0.030       0.031       0.030       0.034
                                                 ----------    --------    --------    --------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                               (0.027)     (0.030)     (0.031)     (0.030)     (0.034)
                                                 ----------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                   $    1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                 ==========    ========    ========    ========    ========
TOTAL RETURN                                           2.77%       3.00%       3.17%       3.02%       3.44%
                                                 ==========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)            $1,405,646    $990,579    $804,607    $721,410    $451,519
RATIO OF EXPENSES TO AVERAGE NET ASSETS                0.50%       0.50%       0.50%       0.53%       0.52%
RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                           2.76%       2.96%       3.14%       2.98%       3.38%
-----------------------------------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                     FIXED INCOME PORTFOLIO
PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER      MONEY MARKET PORTFOLIO
INSTITUTIONAL FUND, INC.                             MUNICIPAL MONEY MARKET
                                                     PORTFOLIO


                           ACCOUNT REGISTRATION FORM
           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

 ------------------------------------------------------------------------------

  Type of Registration: / / Incorporated / / Unincorporated Association / / Partnership / / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust -------------------- / / Other (SPECIFY) --------------------

               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY COUNTRY POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY COUNTRY POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for each Portfolio ($100,000 for Money Market and Municipal Money Market Portfolios) and Class B shares minimum $100,000 for the Fixed Income and Municipal Bond Portfolios.

                          Please indicate Portfolio, class and amount for purchase of the following Portfolio(s):

             FIXED INCOME PORTFOLIO  / / Class A Shares (065)         $ ----------       / / Class B Shares (040) $ ----------
             MONEY MARKET PORTFOLIO  / / Class A Shares (060)         $ ----------
   MUNICIPAL MONEY MARKET PORTFOLIO  / / Class A Shares (061)         $ ----------
                                     Total Initial Investment           $ ----------


          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          ---------------------------------------

                          From
                          ---------------------------------------
                                 NAME OF PORTFOLIO
                             ------------------------------------------
                          ACCOUNT NUMBER

                          Account previously established by:

                          / /Phone exchange / / Wire on
                          ---------------------------------------
                                     DATE

                                 ---------------------------------------
                                              ACCOUNT NUMBER
                                    (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.
                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

 / /         I/we hereby authorize the Fund and its agents to
             honor any telephone requests to wire redemption
             proceeds to the commercial bank indicated at right
             and/or mail redemption proceeds to the name and
             address in which my/our fund account is registered
             if such requests are believed to be authentic.      ------------------------
             The Fund and the Fund's Transfer Agent will employ  NAME OF COMMERCIAL BANK (NOT SAVINGS BANK)
             reasonable procedures to confirm that instructions  ------------------------
             communicated by telephone are genuine. These        BANK ACCOUNT NUMBER
             procedures include requiring the investor to        ------------------------
             provide certain personal identification             BANK ABA NUMBER
             information at the time an account is opened and    ------------------------
             prior to effecting each transaction requested by    NAME(S) IN WHICH YOUR BANK ACCOUNT IS ESTABLISHED
             telephone. In addition, all telephone transaction   ------------------------
             requests will be recorded and investors may be      BANK'S STREET ADDRESS
             required to provide additional telecopied written   ------------------------
             instructions of transaction requests. Neither the   CITY STATE ZIP CODE
             Fund nor the Transfer Agent will be responsible
             for any loss, liability, cost or expense for
             following instructions received by telephone that
             it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                          STATE ZIP CODE
            DEALER INFORMATION

                          ------------------------------------------------------
                              REPRESENTATIVE NAME  REPRESENTATIVE NUMBER  BRANCH
                                                                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.


                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.


                          NON-U.S. CITIZEN(S)/TAXPAYER(S):


                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.


                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->
                          ---------------------------------------
                          SIGNATURE     DATE
                          ---------------------------------------
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about each Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.



You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http:// www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[ICON] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------

PORTFOLIOS OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

EMERGING MARKETS PORTFOLIO

THE EMERGING MARKETS PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF ISSUERS IN EMERGING MARKET COUNTRIES.


EMERGING MARKETS DEBT PORTFOLIO
THE EMERGING MARKETS DEBT PORTFOLIO SEEKS HIGH TOTAL RETURN BY INVESTING PRIMARILY IN FIXED INCOME SECURITIES OF GOVERNMENT AND GOVERNMENT-RELATED ISSUERS AND, TO A LESSER EXTENT, OF CORPORATE ISSUERS IN EMERGING MARKET COUNTRIES.

LATIN AMERICAN PORTFOLIO

THE LATIN AMERICAN PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF LATIN AMERICAN ISSUERS.


INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE PORTFOLIOS LISTED ABOVE (EACH A "PORTFOLIO" AND COLLECTIVELY THE "PORTFOLIOS").


THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------

INVESTMENT SUMMARY
     EMERGING MARKETS PORTFOLIO                                1
     EMERGING MARKETS DEBT PORTFOLIO                           2
     LATIN AMERICAN PORTFOLIO                                  3
     ADDITIONAL RISK FACTORS AND INFORMATION                   4
FEES AND EXPENSES OF THE PORTFOLIOS                            6
INVESTMENT ADVISER                                             7
MANAGEMENT FEES                                                7
PORTFOLIO MANAGERS                                             8
DISTRIBUTION OF PORTFOLIO SHARES                               9
SHAREHOLDER INFORMATION                                        9
FINANCIAL HIGHLIGHTS                                           11
     EMERGING MARKETS PORTFOLIO                                12
     EMERGING MARKETS DEBT PORTFOLIO                           13
     LATIN AMERICAN PORTFOLIO                                  14
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------


THE EMERGING MARKETS PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF ISSUERS IN EMERGING MARKET COUNTRIES.

--------------------------------------------------------------------------------
APPROACH

MSDW Investment Management seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. MSDW Investment Management's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation.


PROCESS

MSDW Investment Management's global strategists analyze the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSDW Investment Management invests within countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, MSDW Investment Management emphasizes thorough macroeconomic and fundamental research.


RISK

Investing in the Emerging Markets Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, emerging markets equity securities, may underperform relative to other sectors.


THE RISK OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
SEPTEMBER 25, 1992
1993                          85.91%
1994                          -9.63%
1995                          -12.77%
1996                          12.19%
1997                          -1.03%
1998                          -25.42%
1999                          101.78%
HIGH (QUARTER)
10/99 - 12/99
52.65%
LOW (QUARTER)
7/98 - 9/98
-23.96%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                         CLASS A           CLASS B                  MSCI EMERGING
                                       (COMMENCED         (COMMENCED                MARKETS FREE
                                      OPERATIONS ON     OPERATIONS ON                  INDEX**
                                   SEPTEMBER 25, 1992) JANUARY 2, 1996)       CLASS A           CLASS B
-----------------------------------------------------------------------------------------------------------
 PAST ONE YEAR                           101.78%           101.26%            66.41%            66.41%
-----------------------------------------------------------------------------------------------------------
 PAST FIVE YEARS                          7.84%              N/A               2.00%              N/A
-----------------------------------------------------------------------------------------------------------
 SINCE INCEPTION                         13.45%             13.17%             9.49%             3.71%



THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.


*THE MSCI EMERGING MARKETS FREE INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX
 COMPRISED OF COMPANIES THAT ARE REPRESENTATIVE OF THE MARKET STRUCTURE OF DEVELOPING COUNTRIES IN LATIN AMERICA, ASIA, EASTERN EUROPE, THE MIDDLE EAST AND AFRICA.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
EMERGING MARKETS DEBT PORTFOLIO
-------------------------------------------------------------------------------

THE EMERGING MARKETS DEBT PORTFOLIO SEEKS HIGH TOTAL RETURN BY INVESTING PRIMARILY IN FIXED INCOME SECURITIES OF GOVERNMENT AND GOVERNMENT-RELATED ISSUERS AND, TO A LESSER EXTENT, OF CORPORATE ISSUERS IN EMERGING MARKET COUNTRIES.
--------------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, MSDW Investment Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.
PROCESS

MSDW Investment Management's global allocation team analyzes the global economic environment and its impact on emerging markets. MSDW Investment Management focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors, such as political risk, leadership, social stability and commitment to reform. In selecting securities, MSDW Investment Management first examines yield curves with respect to a country and then considers instrument-specific criteria, including (i) spread duration; (ii) real interest rates; and
(iii) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. MSDW Investment Management may, when or if available, use certain strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

RISK

Investing in the Emerging Markets Debt Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets in the hope of earning superior total return. Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because lower quality fixed income securities are more volatile in price. The Portfolio invests in many fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. At times the Portfolio's market sector, emerging markets debt securities, may underperform relative to other sectors.


THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED. IN ADDITION, THE PORTFOLIO MAY SELL SHORT. IN A SHORT SALE TRANSACTION, THE PORTFOLIO SELLS A BORROWED SECURITY IN ANTICIPATION OF A DECLINE IN THE MARKET VALUE OF THAT SECURITY, HOPING TO PROFIT FROM THE DIFFERENCE BETWEEN THE AMOUNT RECEIVED FROM THE SALE OF THE COST OF REPLACING THE BORROWED SECURITY. IF MSDW INVESTMENT MANAGEMENT INCORRECTLY PREDICTS THAT THE PRICE OF A BORROWED SECURITY WILL DECLINE, THE PORTFOLIO MAY LOSE MONEY BECAUSE THE AMOUNT NECESSARY TO REPLACE THE BORROWED SECURITY WILL BE GREATER THAN THE AMOUNT RECEIVED FROM THE SALE. THE PORTFOLIO MAY BORROW MONEY FOR INVESTMENT PURPOSES. BORROWING FOR INVESTMENT PURPOSES IS A SPECULATIVE ACTIVITY THAT CREATES LEVERAGE. LEVERAGE WILL MAGNIFY THE EFFECT OF INCREASES AND DECREASES IN PRICES OF PORTFOLIO SECURITIES.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
FEBRUARY 1, 1994
1995                          28.23%
1996                          50.52%
1997                          18.29%
1998                          -35.95%
1999                          29.22%
HIGH (QUARTER)
4/95 - 6/95
29.97%
LOW (QUARTER)
7/98 - 9/98
-39.82%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)

                                                                                                          J.P. MORGAN
                                                                      J.P. MORGAN                          EMERGING
                                                                       EMERGING                             MARKETS
                           CLASS A           CLASS B                    MARKETS                           BOND INDEX
                         (COMMENCED        (COMMENCED                  BOND PLUS                            GLOBAL
                        OPERATIONS ON     OPERATIONS ON                  INDEX                       (JPM EMBI GLOBAL)**
                         FEBRUARY 1,       JANUARY 2,               (JPM EMBI(+))*
                            1994)             1996)            CLASS A           CLASS B           CLASS A           CLASS B
--------------------------------------------------------------------------------------------------------------------------------
 PAST ONE YEAR             29.22%            28.01%            25.97%            25.97%            25.76%            25.76%
--------------------------------------------------------------------------------------------------------------------------------
 PAST FIVE YEARS           13.57%              N/A             16.58%              N/A             20.16%              N/A
--------------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION            8.53%             9.75%             9.95%            13.86%            10.14%            14.11%



THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO INDICES OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDICES DO NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDICES' PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDICES SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDICES THEMSELVES DO NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.


 * JPM EMBI (+) IS A MARKET WEIGHTED INDEX COMPOSED OF ALL BRADY BONDS, OUTSTANDING LOANS AND EUROBONDS, AS WELL AS U.S. DOLLAR LOCAL MARKET INSTRUMENTS OF ARGENTINA, BRAZIL, BULGARIA, COLOMBIA, ECUADOR, MEXICO, MOROCCO, NIGERIA, PANAMA, PERU, THE PHILIPPINES, POLAND, RUSSIA, SOUTH KOREA AND VENEZUELA.


** THE JPM EMBI GLOBAL TRACKS TOTAL RETURNS FOR U.S. DOLLAR-DENOMINATED DEBT
   INSTRUMENTS ISSUED BY EMERGING MARKETS SOVEREIGN AND QUASI-SOVEREIGN
   ENTITIES: BRADY BONDS, LOANS, EUROBONDS, AND LOCAL MARKET INSTRUMENTS. THE JPM EMBI GLOBAL INCLUDES COVERAGE OF 27 EMERGING MARKET COUNTRIES. PREVIOUSLY, THE PORTFOLIO'S RETURNS HAD BEEN COMPARED ONLY TO THE JPM EMBI (+). THE ADVISER BELIEVES THAT THE JPM EMBI GLOBAL HAS A MORE COMPREHENSIVE COVERAGE OF GEOGRAPHIC REGIONS AND TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
LATIN AMERICAN PORTFOLIO
-------------------------------------------------------------------------------


THE LATIN AMERICAN PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF LATIN AMERICAN ISSUERS.

--------------------------------------------------------------------------------

APPROACH

MSDW Investment Management seeks to maximize returns by investing in growth-oriented securities in Latin American markets. MSDW Investment Management's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements that have strong shareholder value orientation.


PROCESS

MSDW Investment Management allocates the Portfolio's assets among Latin American countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSDW Investment Management invests within countries based on fundamental analysis of Latin American companies and seeks to identify companies with strong earnings growth potential. The Portfolio may concentrate in the Latin American telecommunications or financial services industries because of the relatively small size of the overall Latin American equity markets and the possibility that one or more Latin American markets may become dominated by issuers engaged in these industries.


RISK

Investing in the Latin American Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in Latin America in the hope of achieving superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of Latin American issuers, may underperform relative to other sectors.


THE RISK OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED. IN ADDITION, THE PORTFOLIO MAY SELL SHORT. IN A SHORT SALE TRANSACTION, THE PORTFOLIO SELLS A BORROWED SECURITY IN ANTICIPATION OF A DECLINE IN THE MARKET VALUE OF THAT SECURITY, HOPING TO PROFIT FROM THE DIFFERENCE BETWEEN THE AMOUNT RECEIVED FROM THE SALE OF THE COST OF REPLACING THE BORROWED SECURITY. IF MSDW INVESTMENT MANAGEMENT INCORRECTLY PREDICTS THAT THE PRICE OF A BORROWED SECURITY WILL DECLINE, THE PORTFOLIO MAY LOSE MONEY BECAUSE THE AMOUNT NECESSARY TO REPLACE THE BORROWED SECURITY WILL BE GREATER THAN THE AMOUNT RECEIVED FROM THE SALE.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
JANUARY 18, 1995
1996                          48.77%
1997                          41.28%
1998                          -37.10%
1999                          71.28%
HIGH (QUARTER)
10/99 - 12/99
40.10%
LOW (QUARTER)
7/98 - 9/98
-31.43%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                           CLASS A           CLASS B                 MSCI EMERGING                       MSCI EMERGING
                         (COMMENCED        (COMMENCED               MARKETS GLOBAL                       MARKETS FREE
                        OPERATIONS ON     OPERATIONS ON              LATIN AMERICA                       LATIN AMERICA
                         JANUARY 18,       JANUARY 2,                   INDEX*                              INDEX*
                            1995)             1996)            CLASS A           CLASS B           CLASS A           CLASS B
--------------------------------------------------------------------------------------------------------------------------------
 PAST ONE YEAR             71.28%            70.85%            65.45%            65.45%            58.89%            58.89%
--------------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION           15.80%            21.20%             9.69%            13.85%             8.98%            12.83%



THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO INDICES OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDICES DO NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDICES' PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDICES SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDICES THEMSELVES DO NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.


*THE MSCI EMERGING MARKETS FREE LATIN AMERICA INDEX IS A BROAD BASED MARKET CAP
 WEIGHTED COMPOSITE INDEX COVERING AT LEAST 60% OF MARKETS IN ARGENTINA, BRAZIL, CHILE, COLOMBIA, MEXICO, PERU, AND VENEZUELA. THE INDEX TAKES INTO ACCOUNT LOCAL MARKET RESTRICTIONS FOR SPECIFIC SECURITIES OR CLASSES OF SHARES THAT MAY BE EXCLUDED FROM OR LIMITED FOR FOREIGN INVESTOR OWNERSHIP. THE MSCI EMERGING MARKETS GLOBAL LATIN AMERICA INDEX INCLUDES THE SAME MARKETS, BUT DOES NOT TAKE INTO ACCOUNT LOCAL MARKET RESTRICTIONS ON SHARE OWNERSHIP BY FOREIGNERS.

INVESTMENT SUMMARY
--------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

----------------------------------------------------------------------------
PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.


FOREIGN INVESTING
Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. MSDW Investment Management may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, MSDW Investment Management cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

EMERGING MARKET RISKS
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

DERIVATIVES
The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

A Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to a Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.



INVESTMENT DISCRETION


In pursuing the Portfolios' investment objectives, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

BANK INVESTORS

An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Emerging Markets Debt and Latin American Portfolios may engage in frequent trading of securities to achieve their investment objectives.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*

                              EMERGING MARKETS            EMERGING MARKETS           LATIN AMERICAN
                                  PORTFOLIO                DEBT PORTFOLIO               PORTFOLIO
MANAGEMENT FEES
-----------------------------------------------------------------------------------------------------
 CLASS A                            1.25%                       0.75%                     1.10%
-----------------------------------------------------------------------------------------------------
 CLASS B                            1.25%                       0.75%                     1.10%

12b-1 FEE
-----------------------------------------------------------------------------------------------------
 CLASS A                            NONE                        NONE                      NONE
-----------------------------------------------------------------------------------------------------
 CLASS B                            0.25%                       0.25%                     0.25%

OTHER EXPENSES
-----------------------------------------------------------------------------------------------------
 CLASS A                            0.39%                       0.65%                     1.02%
-----------------------------------------------------------------------------------------------------
 CLASS B                            0.38%                       0.65%                     1.00%

TOTAL ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------
 CLASS A                            1.64%                       1.40%                     2.12%
-----------------------------------------------------------------------------------------------------
 CLASS B                            1.88%                       1.65%                     2.35%



*THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO WAIVE A PORTION OF ITS FEES AND/OR REIMBURSE EXPENSES IF ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES DESCRIBED BELOW, EXCEED 1.75% FOR CLASS A SHARES AND 2.00% FOR CLASS B SHARES OF THE EMERGING MARKETS AND EMERGING MARKETS DEBT PORTFOLIOS AND 1.70% FOR CLASS A SHARES AND 1.95% FOR CLASS B SHARES OF THE LATIN AMERICAN PORTFOLIO.



IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR THE PORTFOLIOS, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWINGS ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIOS' TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIOS SHOWN ABOVE.



FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSES REIMBURSEMENT, THE TOTAL OPERATING EXPENSES, INCLUDING CERTAIN INVESTMENT RELATED EXPENSES, INCURRED BY INVESTORS WERE 1.79% FOR CLASS A SHARES AND 2.05% FOR CLASS B SHARES OF THE LATIN AMERICAN PORTFOLIO. EXCLUDING INVESTMENT RELATED EXPENSES, THE OPERATING EXPENSES AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WERE 1.70% FOR CLASS A SHARES AND 1.95% FOR CLASS B SHARES OF THE LATIN AMERICAN PORTFOLIO. TOTAL OPERATING EXPENSES FOR THE EMERGING MARKETS AND EMERGING MARKETS DEBT PORTFOLIOS DID NOT EXCEED THE AMOUNTS SHOWN IN THE FIRST PARAGRAPH AND, ACCORDINGLY, TOTAL OPERATING EXPENSES INCURRED BY INVESTORS IN THE PORTFOLIOS WERE AS SHOWN IN THE TABLE ABOVE.



FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------
The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR           3 YEARS           5 YEARS           10 YEARS
EMERGING MARKETS PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $167             $517              $892              $1,944
----------------------------------------------------------------------------------------------------
 CLASS B                               $191             $591             $1,016             $2,201

EMERGING MARKETS DEBT PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $143             $443              $766              $1,680
----------------------------------------------------------------------------------------------------
 CLASS B                               $168             $520              $897              $1,955

LATIN AMERICAN PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $215             $664             $1,139             $2,452
----------------------------------------------------------------------------------------------------
 CLASS B                               $238             $733             $1,255             $2,686


--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately
$184.8 billion, including assets under fiduciary advice.


-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from each Portfolio the management fee set forth in the table below:



                                                            EMERGING              EMERGING                LATIN
                                                             MARKETS            MARKETS DEBT            AMERICAN
                                                            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                          --------------------------------------------------------
                                                       CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                                       ---------------------------------------------------------------
 MANAGEMENT FEE PAID IN FISCAL YEAR ENDED
 DECEMBER 31, 1999                                      1.25%      1.25%      0.75%      0.75%      0.77%      0.77%
 (NET OF WAIVERS AND AS A PERCENTAGE OF AVERAGE NET
 ASSETS)

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

THE FOLLOWING INDIVIDUALS HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIOS:
----------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO
ROBERT L. MEYER AND ANDY SKOV

Robert L. Meyer, a Managing Director of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1989. Currently, he is head of and a Portfolio Manager in the Emerging Markets Equity Group. Mr. Meyer was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, Mr. Meyer is a Chartered Financial Analyst. Andy Skov, a Managing Director of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1994. Currently, he is a Portfolio Manager in the Emerging Markets Equity Group. Prior to joining MSDW Investment Management, he worked in the Latin America group at Bankers Trust Company in corporate finance, research and sales; two of those years he spent in Argentina. Mr. Skov graduated from the University of California at Berkeley with a B.A. (PHI BETA KAPPA) in Political Science and Economic Development. Mr. Meyer has assisted in managing the Portfolio's assets since its inception and assumed primary responsibility for managing the Portfolio's assets in September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.



EMERGING MARKETS DEBT PORTFOLIO


STEPHEN F. ESSER AND ABIGAIL L. MCKENNA


Stephen F. Esser is a Managing Director of Morgan Stanley and has been a Portfolio Manager with MSDW Investment Management's affiliated institutional investment management company Miller Anderson & Sherrerd, LLP since 1988. Mr. Esser is a member of the New York Society of Security Analysts and holds a B.S. degree (SUMMA CUM LAUDE AND PHI BETA KAPPA) from the University of Delaware. Abigail L. McKenna is a Principal of MSDW Investment Management and focuses primarily on the trading and management of emerging markets debt portfolios. Prior to joining MSDW Investment Management in 1996, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of corporate bond portfolios. Ms. McKenna holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Mr. Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.


LATIN AMERICAN PORTFOLIO
ROBERT L. MEYER, ANDY SKOV AND MICHAEL PERL

Information about Robert L. Meyer and Andy Skov is included under the Emerging Markets Portfolio above. Michael Perl is a Principal of MSDW Investment Management and a Portfolio Manager in the Emerging Markets Equity Group. Prior to joining MSDW Investment Management in 1998 as a Portfolio Manager, he worked as a Latin American Portfolio Manager at Bankers Trust Australia from 1992 to 1998. Mr. Perl graduated from the University of New South Wales with a Bachelor of Commerce (HONORS), majoring in Finance, Accounting and Taxation. Mr. Meyer has had primary responsibility for managing the Portfolio's assets since its inception. Mr. Skov has assisted Mr. Meyer in managing the Portfolio's assets since its inception and has shared primary responsibility for managing the Portfolio's assets since May 1997. Mr. Perl has shared primary responsibility for managing the Portfolio's assets since November 1998.

--------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------


Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.
PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.


You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.

To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.
HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend and to distribute net capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
TAXES
The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------


                                                                         CLASS A
                                              --------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               1999         1998         1997          1996         1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     9.55    $  12.97    $    14.66    $    13.14    $  16.30
                                              ----------    --------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME                             (0.03)       0.16          0.07          0.09        0.08
 NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                   9.75       (3.46)        (0.29)         1.51       (2.05)
                                              ----------    --------    ----------    ----------    --------
    TOTAL FROM INVESTMENT OPERATIONS                9.72       (3.30)        (0.22)         1.60       (1.97)
                                              ----------    --------    ----------    ----------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                --       (0.12)        (0.07)        (0.08)      (0.06)
 IN EXCESS OF NET INVESTMENT INCOME                   --          --         (0.07)           --          --
 NET REALIZED GAIN                                    --          --         (0.69)           --       (1.13)
 IN EXCESS OF NET REALIZED GAIN                       --          --         (0.64)           --          --
                                              ----------    --------    ----------    ----------    --------
    TOTAL DISTRIBUTIONS                               --       (0.12)        (1.47)        (0.08)      (1.19)
                                              ----------    --------    ----------    ----------    --------
NET ASSET VALUE, END OF PERIOD                $    19.27    $   9.55    $    12.97    $    14.66    $  13.14
                                              ==========    ========    ==========    ==========    ========
TOTAL RETURN                                      101.78%     (25.42)%       (1.03)%       12.19%     (12.77)%
                                              ==========    ========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)         $1,544,893    $772,115    $1,501,386    $1,304,006    $876,591
RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.64%       1.81%         1.75%         1.74%       1.72%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  EXCLUDING FOREIGN TAX EXPENSE AND
  INTEREST EXPENSE                                  1.57%       1.70%          N/A           N/A         N/A
RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                               (0.26)%      1.04%         0.40%         0.69%       0.60%
PORTFOLIO TURNOVER RATE                              133%         98%           90%           55%         54%
------------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                                --------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 2,
                                                                  YEAR ENDED DECEMBER 31,       1996*** TO
                                                                ---------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                               1999       1998      1997         1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  9.56    $12.98    $14.66       $ 13.25
                                                                -------    ------    ------       -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME                                            (0.04)     0.10      0.02          0.04
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            9.72     (3.43)    (0.28)         1.42
                                                                -------    ------    ------       -------
    TOTAL FROM INVESTMENT OPERATIONS                               9.68     (3.33)    (0.26)         1.46
                                                                -------    ------    ------       -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                               --     (0.09)    (0.05)        (0.05)
 IN EXCESS OF NET INVESTMENT INCOME                                  --        --     (0.04)           --
 NET REALIZED GAIN                                                   --        --     (0.69)           --
 IN EXCESS OF NET REALIZED GAIN                                      --        --     (0.64)           --
                                                                -------    ------    ------       -------
    TOTAL DISTRIBUTIONS                                              --     (0.09)    (1.42)        (0.05)
                                                                -------    ------    ------       -------
NET ASSET VALUE, END OF PERIOD                                  $ 19.24    $ 9.56    $12.98       $ 14.66
                                                                =======    ======    ======       =======
TOTAL RETURN                                                     101.26%   (25.65)%   (1.31)%      (11.04)%
                                                                =======    ======    ======       =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                           $16,999    $7,199    $9,666       $14,213
RATIO OF EXPENSES TO AVERAGE NET ASSETS                            1.88%     2.06%     2.00%         1.99%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  FOREIGN TAX EXPENSE AND INTEREST EXPENSE                         1.81%     1.95%      N/A           N/A
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (0.51)%    0.80%     0.11%         0.33%**
PORTFOLIO TURNOVER RATE                                             133%       98%       90%           55%
------------------------------------------------------------------------------------------------------------


  **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
EMERGING MARKETS DEBT PORTFOLIO
-------------------------------------------------------------------------------


                                                                            CLASS A
                                                     ------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                    1999       1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  2.61    $  5.77    $   7.54    $   8.59    $   8.59
                                                     -------    -------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME                                  0.43       1.13        0.74        1.54        1.36
 NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                       0.34      (3.19)       0.55        2.79        0.91
                                                     -------    -------    --------    --------    --------
    TOTAL FROM INVESTMENT OPERATIONS                    0.77      (2.06)       1.29        4.33        2.27
                                                     -------    -------    --------    --------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                 (0.37)     (1.08)      (0.71)      (1.17)      (1.86)
 IN EXCESS OF NET INVESTMENT INCOME                    (0.00)+    (0.02)         --       (0.01)         --
 NET REALIZED GAIN                                        --         --       (2.17)      (4.20)      (0.41)
 IN EXCESS OF NET REALIZED GAIN                           --         --       (0.08)         --          --
 RETURN OF CAPITAL                                     (0.01)        --       (0.10)         --          --
                                                     -------    -------    --------    --------    --------
    TOTAL DISTRIBUTIONS                                (0.38)     (1.10)      (3.06)      (5.38)      (2.27)
                                                     -------    -------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                       $  3.00    $  2.61    $   5.77    $   7.54    $   8.59
                                                     =======    =======    ========    ========    ========
TOTAL RETURN                                           29.22%    (35.95)%     18.29%      50.52%      28.23%
                                                     =======    =======    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                $52,654    $46,234    $142,382    $152,142    $181,878
RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.40%      2.38%       1.60%       2.70%       1.75%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  EXCLUDING INTEREST EXPENSE                            1.29%      1.34%        N/A         N/A         N/A
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                                   13.12%     11.61%       8.06%      11.66%      14.70%
PORTFOLIO TURNOVER RATE                                  249%       457%        417%        560%        406%
-----------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                               PERIOD FROM
                                                                                               JANUARY 2,
                                                                 YEAR ENDED DECEMBER 31,        1996** TO
                                                                --------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                               1999      1998      1997         1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 2.66    $ 5.77    $ 7.53       $ 8.68
                                                                ------    ------    ------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME                                            0.28      1.13      0.69         1.01
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           0.46     (3.17)     0.59         3.20
                                                                ------    ------    ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                              0.74     (2.04)     1.28         4.21
                                                                ------    ------    ------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.05)    (1.05)    (0.69)       (1.15)
 IN EXCESS OF NET INVESTMENT INCOME                                 --     (0.02)       --        (0.01)
 NET REALIZED GAIN                                                  --        --     (2.17)       (4.20)
 IN EXCESS OF NET REALIZED GAIN                                     --        --     (0.08)          --
 RETURN OF CAPITAL                                               (0.32)       --     (0.10)          --
                                                                ------    ------    ------       ------
    TOTAL DISTRIBUTIONS                                          (0.37)    (1.07)    (3.04)       (5.36)
                                                                ------    ------    ------       ------
NET ASSET VALUE, END OF PERIOD                                  $ 3.03    $ 2.66    $ 5.77       $ 7.53
                                                                ======    ======    ======       ======
TOTAL RETURN                                                     28.01%   (35.37)%   18.05%       48.52%
                                                                ======    ======    ======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                           $  860    $1,187    $2,281       $4,253
RATIO OF EXPENSES TO AVERAGE NET ASSETS                           1.65%     2.62%     1.91%        2.81%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  INTEREST EXPENSE                                                1.55%     1.60%      N/A          N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             12.85%    11.09%     7.87%       11.09%*
PORTFOLIO TURNOVER RATE                                            249%      457%      417%         560%
-----------------------------------------------------------------------------------------------------------



 *ANNUALIZED

 **THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.

 +AMOUNT IS LESS THAN $0.01 PER SHARE.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
LATIN AMERICAN PORTFOLIO
-------------------------------------------------------------------------------


                                                                            CLASS A
                                                   ---------------------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 18,
                                                           YEAR ENDED DECEMBER 31,               1995* TO
                                                   ----------------------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                  1999      1998++      1997       1996          1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  6.74    $ 10.91    $ 11.32    $  9.06       $ 10.00
                                                   -------    -------    -------    -------       -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                            0.18       0.13      (0.01)      0.14          0.05
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                        4.59      (4.16)      4.32       4.27         (0.92)
                                                   -------    -------    -------    -------       -------

    TOTAL FROM INVESTMENT OPERATIONS                  4.77      (4.03)      4.31       4.41         (0.87)
                                                   -------    -------    -------    -------       -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                               (0.19)     (0.09)        --      (0.13)        (0.04)
 NET REALIZED GAIN                                      --      (0.05)     (4.04)     (2.02)           --
 IN EXCESS OF NET REALIZED GAIN                         --         --      (0.68)        --            --
 RETURN OF CAPITAL                                      --         --         --         --         (0.03)
                                                   -------    -------    -------    -------       -------
    TOTAL DISTRIBUTIONS                              (0.19)     (0.14)     (4.72)     (2.15)        (0.07)
                                                   -------    -------    -------    -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 11.32    $  6.74    $ 10.91    $ 11.32       $  9.06
                                                   =======    =======    =======    =======       =======
TOTAL RETURN                                         71.28%    (37.10)%    41.28%     48.77%        (8.68)%
                                                   =======    =======    =======    =======       =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)              $13,809    $15,012    $73,196    $30,409       $15,376
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)           1.79%      1.81%      1.89%      1.70%         1.70%**
RATIO OF EXPENSE TO AVERAGE NET ASSETS
  EXCLUDING COUNTRY TAX AND INTEREST
  EXPENSE                                             1.70%      1.64%      1.70%      1.70%         1.70%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                          1.40%      1.40%     (0.14)%     1.21%         1.62%**
PORTFOLIO TURNOVER RATE                                124%       196%       286%       192%          137%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING
     THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME      $0.04        N/A      $0.01      $0.05         $0.09
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                   2.12%       N/A       1.96%      2.18%         3.13%**
     NET INVESTMENT INCOME TO AVERAGE NET
     ASSETS                                           1.07%       N/A      (0.21)%     0.75%        (0.48)%**
------------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                                --------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 2,
                                                                  YEAR ENDED DECEMBER 31,       1996*** TO
                                                                ---------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                               1999     1998++      1997         1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 6.78    $ 10.80    $11.31       $ 9.44
                                                                ------    -------    ------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                        0.19       0.12        --         0.09
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           4.58      (4.09)     4.21         3.90
                                                                ------    -------    ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                              4.77      (3.97)     4.21         3.99
                                                                ------    -------    ------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.19)        --        --        (0.10)
 NET REALIZED GAIN                                                  --      (0.05)    (4.04)       (2.02)
 IN EXCESS OF NET REALIZED GAIN                                     --         --     (0.68)          --
                                                                ------    -------    ------       ------
    TOTAL DISTRIBUTIONS                                          (0.19)     (0.05)    (4.72)       (2.12)
                                                                ------    -------    ------       ------
NET ASSET VALUE, END OF PERIOD                                  $11.36    $  6.78    $10.80       $11.31
                                                                ======    =======    ======       ======
TOTAL RETURN                                                     70.85%    (36.86)%   40.37%       42.44%
                                                                ======    =======    ======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                           $1,387     $1,148    $6,709       $1,333
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       2.05%      2.01%     2.14%        1.95%**
RATIO OF EXPENSE TO AVERAGE NET ASSETS EXCLUDING COUNTRY
  TAX AND INTEREST EXPENSE                                        1.95%      1.85%     1.95%        1.95%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)          1.04%      1.24%    (0.34)%       0.89%**
PORTFOLIO TURNOVER RATE                                            124%       196%      286%         192%
 ------------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                  $0.05        N/A     $0.00+       $0.05
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                               2.35%       N/A      2.21%        2.43%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  0.75%       N/A     (0.41)%       0.42%**
------------------------------------------------------------------------------------------------------------


  *COMMENCEMENT OF OPERATIONS
 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.
 +AMOUNT IS LESS THAN $0.01 PER SHARE
 ++PER SHARE AMOUNTS FOR THE YEAR ENDED DECEMBER 31, 1998 ARE BASED ON AVERAGE
   SHARES OUTSTANDING.

                                                     EMERGING MARKETS PORTFOLIO
PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER      EMERGING MARKETS DEBT
INSTITUTIONAL FUND, INC.                             PORTFOLIO
                                                     LATIN AMERICAN PORTFOLIO

                           ACCOUNT REGISTRATION FORM
           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

 --------------------------------------------------------------------------------------------------

  Type of Registration: / / Incorporated/ / Unincorporated Association/ / Partnership
/ / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust -------------------- / / Other (SPECIFY) --------------------

               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER       BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for each Portfolio and Class B shares minimum $100,000 for each Portfolio. Please indicate Portfolio, class and amount for purchase of the following Portfolio(s):

    EMERGING MARKETS PORTFOLIO  / / Class A Shares (071)         $ ----------  / / Class B Shares (044) $ --------------------
         EMERGING MARKETS DEBT  / / Class A Shares (078)         $ ----------  / / Class B Shares (049) $ --------------------
                     PORTFOLIO
      LATIN AMERICAN PORTFOLIO  / / Class A Shares (083)         $ ----------  / / Class B Shares (087) $ --------------------
                                Total Initial Investment         $ ----------

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          ---------------------------------------

                          From
                          ---------------------------------------
                                 NAME OF PORTFOLIO
                             ------------------------------------------
                              ACCOUNT NUMBER

                          Account previously established by:

                          / / Phone exchange / / Wire on
                          ---------------------------------------
                                           DATE
                          --------------------------------------------------
                                     ACCOUNT NUMBER
                                               (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.
                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

 / /         I/we hereby authorize the Fund and its agents to
             honor any telephone requests to wire redemption
             proceeds to the commercial bank indicated at right
             and/or mail redemption proceeds to the name and
             address in which my/our fund account is registered  ------------------------
             if such requests are believed to be authentic.      NAME OF COMMERCIAL BANK (NOT SAVINGS BANK)
             The Fund and the Fund's Transfer Agent will employ  ------------------------
             reasonable procedures to confirm that instructions  BANK ACCOUNT NUMBER
             communicated by telephone are genuine. These        ------------------------
             procedures include requiring the investor to        BANK ABA NUMBER
             provide certain personal identification             ------------------------
             information at the time an account is opened and    NAME(S) IN WHICH YOUR BANK ACCOUNT IS
             prior to effecting each transaction requested by    ESTABLISHED
             telephone. In addition, all telephone transaction   ------------------------
             requests will be recorded and investors may be      BANK'S STREET ADDRESS
             required to provide additional telecopied written   ------------------------
             instructions of transaction requests. Neither the   CITY STATE ZIP CODE
             Fund nor the Transfer Agent will be responsible
             for any loss, liability, cost or expense for
             following instructions received by telephone that
             it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                       STATE       ZIP CODE
            DEALER INFORMATION

                          ------------------------------------------------------
                              REPRESENTATIVE NAME  REPRESENTATIVE NUMBER  BRANCH
                                                                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.


                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.


                          NON-U.S. CITIZEN(S)/TAXPAYER(S):


                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.


                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->
                          ---------------------------------------
                          SIGNATURE     DATE
                          ---------------------------------------
                          SIGNATURE     DATE
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about each Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.



You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http:// www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------

PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

GLOBAL EQUITY PORTFOLIO
THE GLOBAL EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ISSUERS THROUGHOUT THE WORLD, INCLUDING U.S. ISSUERS.

INTERNATIONAL EQUITY PORTFOLIO
THE INTERNATIONAL EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF NON-U.S. ISSUERS.

INTERNATIONAL SMALL CAP PORTFOLIO

THE INTERNATIONAL SMALL CAP PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF SMALL NON-U.S. COMPANIES.


EUROPEAN EQUITY PORTFOLIO
THE EUROPEAN EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF EUROPEAN ISSUERS.

INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE PORTFOLIOS LISTED ABOVE (EACH A "PORTFOLIO" AND COLLECTIVELY THE "PORTFOLIOS"), EXCEPT THAT THE INTERNATIONAL SMALL CAP PORTFOLIO OFFERS ONLY CLASS A SHARES.


THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------

INVESTMENT SUMMARY
     GLOBAL EQUITY PORTFOLIO                                    1
     INTERNATIONAL EQUITY PORTFOLIO                             2
     INTERNATIONAL SMALL CAP PORTFOLIO                          3
     EUROPEAN EQUITY PORTFOLIO                                  4
     ADDITIONAL RISK FACTORS AND INFORMATION                    5
FEES AND EXPENSES OF THE PORTFOLIOS                             7
INVESTMENT ADVISER                                              8
MANAGEMENT FEES                                                 8
PORTFOLIO MANAGERS                                              9
DISTRIBUTION OF PORTFOLIO SHARES                               10
SHAREHOLDER INFORMATION                                        11
FINANCIAL HIGHLIGHTS                                           13
     GLOBAL EQUITY PORTFOLIO                                   14
     INTERNATIONAL EQUITY PORTFOLIO                            15
     INTERNATIONAL SMALL CAP PORTFOLIO                         16
     EUROPEAN EQUITY PORTFOLIO                                 17
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------

THE GLOBAL EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ISSUERS THROUGHOUT THE WORLD, INCLUDING U.S. ISSUERS.
----------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

PROCESS

MSDW Investment Management selects securities for investment from a universe of eligible issuers consisting of approximately 4,500 companies throughout the world. MSDW Investment Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, MSDW Investment Management considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. MSDW Investment Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process.


RISK
Investing in the Global Equity Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign and domestic equity securities, may underperform relative to other sectors.

INVESTING IN FOREIGN COUNTRIES ENTAILS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON JULY
15, 1992
1993                          44.24%
1994                          6.95%
1995                          18.66%
1996                          22.83%
1997                          23.75%
1998                          14.60%
1999                          4.01%
HIGH (QUARTER)
10/95 - 12/95
17.94%
LOW (QUARTER)
7/98 - 9/98
-12.74%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                 CLASS A           CLASS B
                               (COMMENCED         (COMMENCED                    MSCI WORLD
                              OPERATIONS ON     OPERATIONS ON                     INDEX*
                             JULY 15, 1992)    JANUARY 2, 1996)          CLASS A           CLASS B
------------------------------------------------------------------------------------------------------
 PAST ONE YEAR                    4.01%             3.75%                24.94%            24.94%
------------------------------------------------------------------------------------------------------
 PAST FIVE YEARS                 16.54%              N/A                 19.76%              N/A
------------------------------------------------------------------------------------------------------
 SINCE INCEPTION                 17.02%             15.57%               16.52%            19.42%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE MSCI WORLD INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS AND INCLUDES
 SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------

THE INTERNATIONAL EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF NON-U.S. ISSUERS.
----------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to maintain a diversified portfolio of equity securities of non-U.S. issuers based on individual stock selection. MSDW Investment Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

PROCESS

MSDW Investment Management selects issuers from a universe comprised of approximately 2,600 companies in non-U.S. markets. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, MSDW Investment Management considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. MSDW Investment Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process.


RISK

Investing in the International Equity Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of non-U.S. issuers in the hope of earning superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of foreign issuers, may underperform relative to other sectors.


INVESTING IN FOREIGN COUNTRIES ENTAILS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
AUGUST 4, 1989
1990                          -5.73%
1991                          8.92%
1992                          -2.92%
1993                          46.50%
1994                          12.39%
1995                          11.77%
1996                          19.64%
1997                          13.91%
1998                          18.30%
1999                          16.91%
HIGH (QUARTER)
1/98 - 3/98
16.49%
LOW (QUARTER)
7/90 - 9/90
-18.85%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                               CLASS A           CLASS B                     MSCI EUROPE,
                             (COMMENCED         (COMMENCED               AUSTRALASIA, FAR EAST
                            OPERATIONS ON     OPERATIONS ON                  (EAFE) INDEX*
                           AUGUST 4, 1989)   JANUARY 2, 1996)          CLASS A           CLASS B
----------------------------------------------------------------------------------------------------
 PAST ONE YEAR                 16.91%             16.68%               26.96%            26.96%
----------------------------------------------------------------------------------------------------
 PAST FIVE YEARS               16.07%              N/A                 12.83%              N/A
----------------------------------------------------------------------------------------------------
 PAST TEN YEARS                13.21%              N/A                  7.01%              N/A
----------------------------------------------------------------------------------------------------
 SINCE INCEPTION               13.21%             16.74%                7.35%            13.24%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.


*THE MSCI EAFE INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS IN EUROPE,
 AUSTRALASIA AND THE FAR EAST.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP PORTFOLIO
-------------------------------------------------------------------------------


THE INTERNATIONAL SMALL CAP PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF SMALL NON-U.S. COMPANIES.

----------------------------------------------------------------------------

APPROACH
MSDW Investment Management seeks to maintain a diversified portfolio of equity securities of small cap non-U.S. issuers based on individual stock selection. MSDW Investment Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

PROCESS

MSDW Investment Management selects issuers from a universe comprised of approximately 5,000 small cap companies in non-U.S. markets, most with market capitalizations of generally less than $2 billion. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, MSDW Investment Management considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. MSDW Investment Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process.


RISK

Investing in the International Small Cap Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of small cap non-U.S. issuers in the hope of earning superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of smaller foreign issuers, may underperform relative to other sectors.


THE RISK OF INVESTING IN EQUITY SECURITIES IS INTENSIFIED IN THE CASE OF THE SMALL CAP COMPANIES IN WHICH THE PORTFOLIO INVESTS. MARKET PRICES FOR SUCH COMPANIES' EQUITY SECURITIES TEND TO BE MORE VOLATILE THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. SMALL CAP COMPANIES MAY THEMSELVES BE MORE VULNERABLE TO ECONOMIC OR COMPANY SPECIFIC PROBLEMS.


INVESTING IN FOREIGN COUNTRIES ENTAILS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
DECEMBER 15, 1992
1993                          45.34%
1994                          5.25%
1995                          2.60%
1996                          16.82%
1997                          -0.55%
1998                          4.25%
1999                          39.34%
HIGH (QUARTER)
1/93 - 3/93
17.46%
LOW (QUARTER)
7/98 - 9/98
-18.68%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                                       CLASS A
                                                     (COMMENCED          MSCI EAFE
                                                    OPERATIONS ON        SMALL CAP
                                                 DECEMBER 15, 1992)       INDEX*
-----------------------------------------------------------------------------------
 PAST ONE YEAR                                         39.34%                17.67%
-----------------------------------------------------------------------------------
 PAST FIVE YEARS                                       11.60%                -1.76%
-----------------------------------------------------------------------------------
 SINCE INCEPTION                                       14.97%                 4.46%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE MSCI EAFE SMALL CAP INDEX IS AN UNMANAGED, MARKET VALUE-WEIGHTED AVERAGE OF
 THE PERFORMANCE OF OVER 900 SECURITIES OF COMPANIES LISTED ON THE STOCK EXCHANGE OF COUNTRIES IN EUROPE, AUSTRALASIA AND THE FAR EAST.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
EUROPEAN EQUITY PORTFOLIO
-------------------------------------------------------------------------------

THE EUROPEAN EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF EUROPEAN ISSUERS.
----------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to maintain a diversified portfolio of equity securities of European issuers based on individual stock selection. MSDW Investment Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued European issuers.

PROCESS

MSDW Investment Management selects issuers from a universe of approximately 2,000 European companies. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, MSDW Investment Management considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. MSDW Investment Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process.


RISK

Investing in the European Equity Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of European issuers in the hope of earning superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of European issuers, may underperform relative to other sectors.


INVESTING IN FOREIGN COUNTRIES ENTAILS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
APRIL 2, 1993
1994                          10.88%
1995                          11.85%
1996                          22.29%
1997                          17.88%
1998                          8.09%
1999                          9.60%
HIGH (QUARTER)
1/98 - 3/98
18.37%
LOW (QUARTER)
7/98 - 9/98
-21.00%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                 CLASS A           CLASS B
                               (COMMENCED         (COMMENCED                    MSCI EUROPE
                              OPERATIONS ON     OPERATIONS ON                     INDEX*
                             APRIL 2, 1993)    JANUARY 2, 1996)          CLASS A           CLASS B
------------------------------------------------------------------------------------------------------
 PAST ONE YEAR                    9.60%             9.36%                15.89%            15.89%
------------------------------------------------------------------------------------------------------
 PAST FIVE YEARS                 13.80%              N/A                 22.12%              N/A
------------------------------------------------------------------------------------------------------
 SINCE INCEPTION                 16.08%             13.79%               19.57%            22.08%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE MSCI EUROPE INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX OF COMMON
 STOCKS LISTED ON THE STOCK EXCHANGE OF COUNTRIES IN EUROPE.

--------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

----------------------------------------------------------------------------
PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

EMERGING MARKET RISKS
The Portfolios may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.
DERIVATIVES
The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.



A Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to a Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

INVESTMENT DISCRETION


In pursuing the Portfolios' investment objectives, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.



BANK INVESTORS


An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.
PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares, with the exception of the International Small Cap Portfolio which may charge a transaction fee of up to 0.50%, payable to the Portfolio, in connection with each purchase and redemption. The transaction fee is intended to allocate transaction costs associated with purchases and redemptions of shares of the Portfolio to investors actually making such purchases and redemptions rather than to the Portfolio's other shareholders. The fee represents MSDW Investment Management's estimate of the cost of acquiring and disposing of Portfolio securities. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/ or expense reimbursements from MSDW Investment Management.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                                  GLOBAL       INTERNATIONAL      INTERNATIONAL       EUROPEAN
                                  EQUITY           EQUITY           SMALL CAP          EQUITY
                                 PORTFOLIO       PORTFOLIO          PORTFOLIO         PORTFOLIO
                                -----------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------------------------
 CLASS A                           0.80%           0.80%              0.95%             0.80%
-------------------------------------------------------------------------------------------------
 CLASS B                           0.80%           0.80%               N/A              0.80%

12b-1 FEE
-------------------------------------------------------------------------------------------------
 CLASS A                           NONE             NONE               NONE             NONE
-------------------------------------------------------------------------------------------------
 CLASS B                           0.25%           0.25%               N/A              0.25%

OTHER EXPENSES
-------------------------------------------------------------------------------------------------
 CLASS A                           0.26%           0.21%              0.25%             0.42%
-------------------------------------------------------------------------------------------------
 CLASS B                           0.26%           0.21%               N/A              0.43%

TOTAL ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------
 CLASS A                           1.06%           1.01%              1.20%             1.22%
-------------------------------------------------------------------------------------------------
 CLASS B                           1.31%           1.26%               N/A              1.48%


*THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIOS SO THAT TOTAL ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES DESCRIBED BELOW, WILL NOT EXCEED 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE GLOBAL EQUITY, INTERNATIONAL EQUITY AND EUROPEAN EQUITY PORTFOLIOS AND 1.15% FOR CLASS A SHARES OF THE INTERNATIONAL SMALL CAP PORTFOLIO.


IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR A PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIOS' TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIOS SHOWN ABOVE.



FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT, THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS WERE 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE GLOBAL EQUITY AND INTERNATIONAL EQUITY PORTFOLIOS AND 1.15% FOR CLASS A SHARES OF THE INTERNATIONAL SMALL CAP PORTFOLIO. THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS, INCLUDING CERTAIN INVESTMENT RELATED EXPENSES, WERE 1.09% FOR CLASS A SHARES AND 1.34% FOR
CLASS B SHARES OF THE EUROPEAN EQUITY PORTFOLIO. EXCLUDING INVESTMENT RELATED EXPENSES, THE OPERATING EXPENSES AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WERE 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE EUROPEAN EQUITY PORTFOLIO.


FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR           3 YEARS           5 YEARS           10 YEARS
GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $108             $337              $585              $1,294
----------------------------------------------------------------------------------------------------
 CLASS B                               $133             $415              $718              $1,579

INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $103             $322              $558              $1,236
----------------------------------------------------------------------------------------------------
 CLASS B                               $128             $400              $692              $1,523

INTERNATIONAL SMALL CAP PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $326             $593              $880              $1,700

EUROPEAN EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $124             $387              $670              $1,477
----------------------------------------------------------------------------------------------------
 CLASS B                               $151             $468              $808              $1,768


--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies (with MSDW Investment Management, the "MSDW Investment Management Group"), managed assets of approximately $184.8 billion, including assets under fiduciary advice.


-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from each Portfolio the management fee set forth in the table below:



                                          GLOBAL             INTERNATIONAL         INTERNATIONAL           EUROPEAN
                                          EQUITY                EQUITY               SMALL CAP              EQUITY
                                         PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         --------------------------------------------------------------------------
 MANAGEMENT FEE                     CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    -------------------------------------------------------------------------------------
 PAID IN FISCAL YEAR ENDED
 DECEMBER 31, 1999                   0.75%      0.75%      0.79%      0.79%      0.90%       N/A       0.67%      0.67%
 (NET OF WAIVERS AND AS A
 PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------


SUBJECT TO THE SUPERVISION OF MSDW INVESTMENT MANAGEMENT AND ITS INVESTMENT MANAGEMENT COMMITTEE EACH PORTFOLIO IS MANAGED BY AN INVESTMENT TEAM COMPRISED OF THE FOLLOWING INDIVIDUALS, EACH OF WHOM IS EMPLOYED BY A MEMBER OF THE MSDW INVESTMENT MANAGEMENT GROUP:

----------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO

FRANCES CAMPION, MANAGING DIRECTOR, RICHARD BOON, PRINCIPAL AND PAUL BOYNE, PRINCIPAL


Frances Campion joined MSDW Investment Management Group in 1990 as a Global Equity Fund Manager. Her responsibilities include day-to-day management of the Global Equity product. Ms. Campion is a graduate of University College, Dublin. Richard Boon joined MSDW Investment Management Group in 1995. In addition to portfolio management, his responsibilities include security analysis on North American equities. Prior to 1995, he spent seven years in investment banking working on privatizations in both the U.K. and New Zealand. Mr. Boon is a graduate of both Canterbury and Victoria Universities, New Zealand. Paul Boyne, prior to joining MSDW Investment Management Group in 1993, was a Chartered Accountant with Grant Thornton International in Dublin. Mr. Boyne is a graduate of University College, Dublin.


INTERNATIONAL EQUITY PORTFOLIO

DOMINIC CALDECOTT, MANAGING DIRECTOR, PETER WRIGHT, MANAGING DIRECTOR, WILLIAM LOCK, PRINCIPAL, KATE CORNISH-BOWDEN, PRINCIPAL AND WALTER RIDDELL, RESEARCH ANALYST


Dominic Caldecott is the Chief Investment Officer of Morgan Stanley Dean Witter Investment Management Limited. Prior to joining Morgan Stanley in 1986, he worked with GT Management Group in Tokyo and Hong Kong, specializing in Pacific Basin investment management. Mr. Caldecott is a graduate of New College, Oxford, England. Peter Wright joined MSDW Investment Management Group in 1996 as a Senior Portfolio Manager with the Core International Equity Program. From 1993 to 1996 he was an Investment Director and Portfolio Manager with the State of Wisconsin Investment Board responsible for managing the agency's $2.5 billion International Equity portfolio. Mr. Wright is a graduate of Victoria University of Wellington, New Zealand. William Lock joined MSDW Investment Management Group in 1994 as an Equity Analyst with principal responsibility for international equity research and selection. Prior to 1994, he was a member of CS First Boston's Corporate Finance Group and a Management Consultant with Arthur D. Little. Mr. Lock graduated from Keble College, Oxford. Kate Cornish-Bowden joined MSDW Investment Management Group in 1992, prior to which she was a Research Analyst for M&G Investment Management where her primary responsibilities were equity research and selection. Her responsibilities include fundamental International Equity research and selection. Ms. Cornish-Bowden graduated from Leicester University with an Economics degree and holds an M.B.A. from the University of Nottingham. Walter Riddell joined MSDW Investment Management Group in 1995 as a member of the International Team. Mr. Riddell graduated from Oxford in 1995 with a History degree.

INTERNATIONAL SMALL CAP PORTFOLIO

MARGARET NAYLOR, MANAGING DIRECTOR, WILLEM VINKE, PRINCIPAL, NATHALIE DEGANS, PRINCIPAL AND ARTHUR POLLOCK


Margaret Naylor has overall responsibility for investment strategy and stock selection for the International Small Cap program. Prior to joining MSDW Investment Management Group in 1987, she spent three years at the Trade Policy Research Centre, an independent research unit. Ms. Naylor is a graduate of the University of York. Willem Vinke joined MSDW Investment Management Group in 1995. Prior to 1995, he worked for Morgan Stanley's Investment Banking and Fixed Income Divisions. Mr. Vinke is a graduate of the University of Manchester and the London School of Economics. Nathalie Degans joined MSDW Investment Management Group in 1996. From 1993 to 1995 she worked in Morgan Stanley's Corporate Treasury Division, and prior to that, she was with Banque Indosuez New York from 1986 to 1992. Ms. Degans is a graduate of ISG, France and INSEAD, France. Arthur Pollock joined MSDW Investment Management Group in 1999. Prior to 1999, he was a partner at DPM Partners from 1998 to 1999 working on Japanese equity research. From 1996 to 1998 he was a portfolio manager at Metlife.


EUROPEAN EQUITY PORTFOLIO

MARGARET NAYLOR, MANAGING DIRECTOR, ALASTAIR ANDERSON, VICE PRESIDENT AND AMR DIAB, VICE PRESIDENT


Information about Margaret Naylor is included under the International Small Cap Portfolio above. Alastair Anderson joined MSDW Investment Management Group in 1994. Prior to 1994, he worked for Deloitte & Touche LLP. Mr. Anderson is a commerce graduate of the University of Cape Town, South Africa. Amr Diab joined MSDW Investment Management Group in 1997. From 1993 to 1997, he worked in Morgan Stanley Dean Witter & Co.'s Investment Banking Division and strategic planning team in New York. Prior to that time, he worked as a Business Development Manager with Projects and Investment Consulting Co. from 1992 to 1993. Mr. Diab is a graduate of the American University in Cairo, Egypt.


-------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------


Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.
PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.


The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares, with the exception of the International Small Cap Portfolio which may charge up to a 0.50% transaction fee, payable to the Portfolio, in connection with each purchase and redemption. The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.



You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.


To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend and to distribute net capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------


                                                                             CLASS A
                                                     -------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                     -------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                     1999        1998         1997       1996       1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  20.74    $   18.52    $  16.24    $ 14.31    $ 13.40
                                                     --------    ---------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                               0.44         0.15        0.21       0.23       0.18
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS         0.32         2.55        3.61       3.02       2.26
                                                     --------    ---------    --------    -------    -------
    TOTAL FROM INVESTMENT OPERATIONS                     0.76         2.70        3.82       3.25       2.44
                                                     --------    ---------    --------    -------    -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                  (0.38)       (0.17)      (0.40)     (0.23)     (0.22)
 IN EXCESS OF NET INVESTMENT INCOME                     (0.06)          --          --         --         --
 NET REALIZED GAIN                                      (2.74)       (0.31)      (1.14)     (1.09)     (1.31)
                                                     --------    ---------    --------    -------    -------
    TOTAL DISTRIBUTIONS                                 (3.18)       (0.48)      (1.54)     (1.32)     (1.53)
                                                     --------    ---------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD                       $  18.32    $   20.74    $  18.52    $ 16.24    $ 14.31
                                                     ========    =========    ========    =======    =======
TOTAL RETURN                                             4.01%       14.60%      23.75%     22.83%     18.66%
                                                     ========    =========    ========    =======    =======
RATIO AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                $115,646    $ 228,748    $108,074    $80,297    $91,675
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)              1.01%        1.00%       1.00%      1.00%      1.00%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                             1.26%        0.96%       1.07%      1.38%      1.17%
PORTFOLIO TURNOVER RATE                                    41%          39%         30%        26%        28%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING
     THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME         $0.02        $0.01       $0.02      $0.03      $0.02
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                      1.06%        1.07%       1.11%      1.15%      1.13%
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS         1.20%        0.90%       0.96%      1.23%      1.04%
------------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                               ---------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 2,
                                                                 YEAR ENDED DECEMBER 31,        1996*** TO
                                                               ----------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                              1999       1998       1997         1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 20.63    $ 18.46    $16.21       $14.36
                                                               -------    -------    ------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                        0.21       0.15      0.16         0.13
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  0.50       2.46      3.60         3.02
                                                               -------    -------    ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                              0.71       2.61      3.76         3.15
                                                               -------    -------    ------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.35)     (0.13)    (0.37)       (0.21)
 IN EXCESS OF NET INVESTMENT INCOME                              (0.05)        --        --           --
 NET REALIZED GAIN                                               (2.74)     (0.31)    (1.14)       (1.09)
                                                               -------    -------    ------       ------
    TOTAL DISTRIBUTIONS                                          (3.14)     (0.44)    (1.51)       (1.30)
                                                               -------    -------    ------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 18.20    $ 20.63    $18.46       $16.21
                                                               =======    =======    ======       ======
TOTAL RETURN                                                      3.75%     14.15%    23.37%       22.04%
                                                               =======    =======    ======       ======
RATIO AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                          $28,089    $13,123    $5,910       $3,928
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       1.26%      1.25%     1.25%        1.25%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)          0.89%      0.68%     0.80%        1.29%**
PORTFOLIO TURNOVER RATE                                             41%        39%       30%          26%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                  $0.01      $0.01     $0.02        $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                               1.31%      1.32%     1.36%        1.39%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  0.83%      0.62%     0.69%        1.15%**
------------------------------------------------------------------------------------------------------------


**ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------


                                                                         CLASS A
                                              --------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    18.25   $    17.16   $    16.95   $    15.15   $    15.34
                                              ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                          0.24         0.27         0.30         0.25         0.16
 NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                      2.80         2.86         2.01         2.71         1.55
                                              ----------   ----------   ----------   ----------   ----------
    TOTAL FROM INVESTMENT OPERATIONS                3.04         3.13         2.31         2.96         1.71
                                              ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
 NET INVESTMENT INCOME                             (0.18)       (0.38)       (0.48)       (0.36)       (0.06)
 NET REALIZED GAIN                                 (1.49)       (1.66)       (1.62)       (0.80)       (1.84)
                                              ----------   ----------   ----------   ----------   ----------
    TOTAL DISTRIBUTIONS                            (1.67)       (2.04)       (2.10)       (1.16)       (1.90)
                                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                $    19.62   $    18.25   $    17.16   $    16.95   $    15.15
                                              ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                       16.91%       18.30%       13.91%       19.64%       11.77%
                                              ==========   ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)         $4,630,035   $3,400,498   $2,822,900   $2,264,424   $1,598,530
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)         1.00%        1.00%        1.00%        1.00%        1.00%
RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS (1)                                    1.28%        1.33%        1.49%        1.64%        1.38%
PORTFOLIO TURNOVER RATE                               37%          33%          33%          18%          27%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
      DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
       INCOME                                      $0.00+       $0.00+       $0.00+       $0.00       $0.003
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                 1.01%        1.02%        1.02%        1.02%        1.03%
     NET INVESTMENT INCOME TO AVERAGE NET
       ASSETS                                       1.27%        1.32%        1.47%        1.61%        1.35%
------------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                               ---------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 2,
                                                                 YEAR ENDED DECEMBER 31,        1996*** TO
                                                               ----------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                              1999       1998       1997         1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 18.22    $ 17.13    $16.93       $15.24
                                                               -------    -------    ------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                        0.19       0.24      0.23         0.23
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  2.81       2.85      2.02         2.59
                                                               -------    -------    ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                              3.00       3.09      2.25         2.82
                                                               -------    -------    ------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.15)     (0.34)    (0.43)       (0.33)
 NET REALIZED GAIN                                               (1.49)     (1.66)    (1.62)       (0.80)
                                                               -------    -------    ------       ------
    TOTAL DISTRIBUTIONS                                          (1.64)     (2.00)    (2.05)       (1.13)
                                                               -------    -------    ------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 19.58    $ 18.22    $17.13       $16.93
                                                               =======    =======    ======       ======
TOTAL RETURN                                                     16.68%     18.13%    13.57%       18.58%
                                                               =======    =======    ======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                          $41,374    $17,076    $3,074       $5,393
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       1.25%      1.25%     1.25%        1.25%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)          0.93%      0.96%     1.21%        1.68%**
PORTFOLIO TURNOVER RATE                                             37%        33%       33%          18%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
   PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                  $0.00+     $0.00+    $0.00+       $0.00
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                               1.26%      1.28%     1.27%        1.27%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  0.92%      0.95%     1.19%        1.66%**
------------------------------------------------------------------------------------------------------------


 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP PORTFOLIO
-------------------------------------------------------------------------------


                                                                           CLASS A
                                                   --------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                   1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  15.25    $  15.61    $  16.83    $  14.94    $  15.15
                                                   --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                             0.22        0.22        0.25        0.21        0.24
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                         5.66        0.39       (0.42)       2.29*       0.15*
                                                   --------    --------    --------    --------    --------
    TOTAL FROM INVESTMENT OPERATIONS                   5.88        0.61       (0.17)       2.50        0.39
                                                   --------    --------    --------    --------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                (0.27)      (0.24)      (0.31)      (0.22)      (0.23)
 IN EXCESS OF NET INVESTMENT INCOME                   (0.02)         --       (0.05)         --          --
 NET REALIZED GAIN                                    (1.20)      (0.79)      (0.77)      (0.39)      (0.37)
                                                   --------    --------    --------    --------    --------
    TOTAL DISTRIBUTIONS                               (1.49)      (1.03)      (1.13)      (0.61)      (0.60)
                                                   --------    --------    --------    --------    --------
TRANSACTION FEES                                      (0.03)       0.06        0.08          --          --
                                                   --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $  19.67    $  15.25    $  15.61    $  16.83    $  14.94
                                                   ========    ========    ========    ========    ========
TOTAL RETURN                                          39.34%       4.25%      (0.55)%     16.82%       2.60%
                                                   ========    ========    ========    ========    ========
RATIO AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)              $357,708    $252,642    $230,095    $234,743    $198,669
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)            1.15%       1.15%       1.15%       1.15%       1.15%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                           1.30%       1.23%       1.37%       1.29%       1.72%
PORTFOLIO TURNOVER RATE                                  48%         39%         31%         35%         24%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
      DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME       $0.01       $0.01       $0.01       $0.01       $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                    1.20%       1.21%       1.22%       1.23%       1.24%
     NET INVESTMENT INCOME TO AVERAGE NET
      ASSETS                                           1.25%       1.18%       1.30%       1.20%       1.63%
-----------------------------------------------------------------------------------------------------------



  *INCLUDES A 1% TRANSACTION FEE ON PURCHASES AND REDEMPTIONS OF CAPITAL SHARES.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
EUROPEAN EQUITY PORTFOLIO
-------------------------------------------------------------------------------


                                                                            CLASS A
                                                    -------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                    1999        1998        1997        1996       1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  15.75    $  17.96    $  16.70    $  13.92    $ 13.94
                                                    --------    --------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                              0.29        0.43        0.39        0.24       0.14
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS        1.10        1.08        2.58        2.85       1.37
                                                    --------    --------    --------    --------    -------
    TOTAL FROM INVESTMENT OPERATIONS                    1.39        1.51        2.97        3.09       1.51
                                                    --------    --------    --------    --------    -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                 (0.32)      (0.42)      (0.37)      (0.25)     (0.15)
 IN EXCESS OF NET INVESTMENT INCOME                    (0.03)         --          --       (0.02)        --
 NET REALIZED GAIN                                     (1.70)      (3.30)      (1.34)      (0.04)     (1.38)
                                                    --------    --------    --------    --------    -------
    TOTAL DISTRIBUTIONS                                (2.05)      (3.72)      (1.71)      (0.31)     (1.53)
                                                    --------    --------    --------    --------    -------
NET ASSET VALUE, END OF PERIOD                      $  15.09    $  15.75    $  17.96    $  16.70    $ 13.92
                                                    ========    ========    ========    ========    =======
TOTAL RETURN                                            9.60%       8.09%      17.88%      22.29%     11.85%
                                                    ========    ========    ========    ========    =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)               $105,030    $168,712    $242,868    $178,356    $69,583
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)             1.09%       1.00%       1.00%       1.00%      1.00%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  EXCLUDING INTEREST EXPENSE                            1.00%        N/A         N/A         N/A        N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                            1.46%       1.47%       1.96%       1.83%      1.37%
PORTFOLIO TURNOVER RATE                                   74%         52%         43%         24%        13%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
      DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME        $0.03       $0.02       $0.02       $0.02      $0.03
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                     1.22%       1.08%       1.09%       1.16%      1.25%
     NET INVESTMENT INCOME TO AVERAGE NET
       ASSETS                                           1.34%       1.40%       1.87%       1.67%      1.12%
-----------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                               PERIOD FROM
                                                                                               JANUARY 2,
                                                                 YEAR ENDED DECEMBER 31,       1996*** TO
                                                                --------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                               1999      1998      1997         1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $15.74    $17.94    $16.67       $14.05
                                                                ------    ------    ------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                        0.12      0.33      0.28         0.18
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  1.23      1.13      2.66         2.73
                                                                ------    ------    ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                              1.35      1.46      2.94         2.91
                                                                ------    ------    ------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.26)    (0.36)    (0.33)       (0.23)
 IN EXCESS OF NET INVESTMENT INCOME                              (0.02)       --        --        (0.02)
 NET REALIZED GAIN                                               (1.70)    (3.30)    (1.34)       (0.04)
                                                                ------    ------    ------       ------
    TOTAL DISTRIBUTIONS                                          (1.98)    (3.66)    (1.67)       (0.29)
                                                                ------    ------    ------       ------
NET ASSET VALUE, END OF PERIOD                                  $15.11    $15.74    $17.94       $16.67
                                                                ======    ======    ======       ======
TOTAL RETURN                                                      9.36%     7.80%    17.73%       20.76%
                                                                ======    ======    ======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                           $2,196    $5,181    $4,654       $2,654
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       1.34%     1.25%     1.25%        1.25%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  EXCLUDING INTEREST EXPENSE                                      1.25%      N/A       N/A          N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)          1.30%     1.15%     1.55%        1.67%**
PORTFOLIO TURNOVER RATE                                             74%       52%       43%          24%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
   PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                  $0.01     $0.02     $0.02        $0.02
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                               1.48%     1.34%     1.34%        1.40%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  1.16%     1.08%     1.46%        1.52%**
-----------------------------------------------------------------------------------------------------------


 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.

                                                     GLOBAL EQUITY PORTFOLIO
                                                     INTERNATIONAL EQUITY
PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER      PORTFOLIO
INSTITUTIONAL FUND, INC.                             INTERNATIONAL SMALL CAP
                                                     PORTFOLIO
                                                     EUROPEAN EQUITY PORTFOLIO

                           ACCOUNT REGISTRATION FORM
           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all
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                          address on the back cover. Fill in where appropriate
                          below.
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                              Fund for additional documents that may be required
                              to set up account and to authorize transactions.

 --------------------------------------------------------------------------------------------------

  Type of Registration: / / Incorporated/ / Unincorporated Association/ / Partnership
/ / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust ------ / / Other (SPECIFY) ------

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                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           --------------------------------- OR
                           ---------------------------------
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           --------------------------------- OR
                           ---------------------------------
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")
                           SOCIAL SECURITY NUMBER ("SSN")

                           --------------------------------- OR
                           ---------------------------------
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for each Portfolio and Class B shares minimum $100,000 for the Global Equity, International Equity and European Equity Portfolios. Please indicate Portfolio, class and amount for purchase of the following Portfolio(s):

                 GLOBAL EQUITY PORTFOLIO  / / Class A Shares (070)  $---------  / / Class B Shares (043) $ ------
          INTERNATIONAL EQUITY PORTFOLIO  / / Class A Shares (063)  $---------  / / Class B Shares (038) $ ------
       INTERNATIONAL SMALL CAP PORTFOLIO  / / Class A Shares (073)  $---------
               EUROPEAN EQUITY PORTFOLIO  / / Class A Shares (075)  $---------  / / Class B Shares (047) $ ------
                                          Total Initial Investment    $

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          ---------------------------------------

                          From
                          ---------------------------------------
                          ---------------------------------------
                                   NAME OF PORTFOLIO        ACCOUNT NUMBER

                          Account previously established by:

                          / / Phone exchange / / Wire on
                          ---------------------------------------
                          ---------------------------------------
                                     DATE                         ACCOUNT NUMBER
                                               (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.

                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.

                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

          / /         I/we hereby authorize the Fund and its agents to
                      honor any telephone requests to wire redemption
                      proceeds to the commercial bank indicated at right
                      and/or mail redemption proceeds to the name and
                      address in which my/our fund account is registered  --------
                      if such requests are believed to be authentic.      NAME OF COMMERCIAL BANK (NOT SAVINGS
                      The Fund and the Fund's Transfer Agent will employ  BANK)
                      reasonable procedures to confirm that instructions  --------
                      communicated by telephone are genuine. These        BANK ACCOUNT NUMBER
                      procedures include requiring the investor to        --------
                      provide certain personal identification             BANK ABA NUMBER
                      information at the time an account is opened and    --------
                      prior to effecting each transaction requested by    NAME(S) IN WHICH YOUR BANK ACCOUNT IS
                      telephone. In addition, all telephone transaction   ESTABLISHED
                      requests will be recorded and investors may be      --------
                      required to provide additional telecopied written   BANK'S STREET ADDRESS
                      instructions of transaction requests. Neither the   --------
                      Fund nor the Transfer Agent will be responsible     CITY STATE ZIP CODE
                      for any loss, liability, cost or expense for
                      following instructions received by telephone that
                      it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                          STATE ZIP CODE
            DEALER INFORMATION

                          --------------------------------------------------
                          REPRESENTATIVE NAME  REPRESENTATIVE NUMBER    BRANCH
                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.


                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.


                          NON-U.S. CITIZEN(S)/TAXPAYER(S):


                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.


                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->
                          ---------------------------------------
                          ---------------------------------------
                          SIGNATURE     DATE
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about each Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.



You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[ICON] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------

PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

GLOBAL FIXED INCOME PORTFOLIO
THE GLOBAL FIXED INCOME PORTFOLIO SEEKS TO PRODUCE AN ATTRACTIVE REAL RATE OF RETURN WHILE PRESERVING CAPITAL BY INVESTING PRIMARILY IN HIGH QUALITY FIXED INCOME SECURITIES OF ISSUERS THROUGHOUT THE WORLD, INCLUDING U.S. ISSUERS.

HIGH YIELD PORTFOLIO
THE HIGH YIELD PORTFOLIO SEEKS TO MAXIMIZE TOTAL RETURN BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF HIGH YIELD FIXED INCOME SECURITIES THAT OFFER A YIELD ABOVE THAT GENERALLY AVAILABLE ON DEBT SECURITIES IN THE FOUR HIGHEST RATING CATEGORIES OF THE RECOGNIZED RATING SERVICES.

INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE PORTFOLIOS LISTED ABOVE (EACH A "PORTFOLIO" AND COLLECTIVELY THE "PORTFOLIOS").


THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                            PAGE
-------------------------------------------------------------------------------

INVESTMENT SUMMARY
     GLOBAL FIXED INCOME PORTFOLIO                             1
     HIGH YIELD PORTFOLIO                                      2
     ADDITIONAL RISK FACTORS AND INFORMATION                   3
FEES AND EXPENSES OF THE PORTFOLIOS                            5
INVESTMENT ADVISER                                             6
MANAGEMENT FEES                                                6
PORTFOLIO MANAGERS                                             7
DISTRIBUTION OF PORTFOLIO SHARES                               8
SHAREHOLDER INFORMATION                                        8
FINANCIAL HIGHLIGHTS                                          10
     GLOBAL FIXED INCOME PORTFOLIO                            11
     HIGH YIELD PORTFOLIO                                     12
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------

THE GLOBAL FIXED INCOME PORTFOLIO SEEKS TO PRODUCE AN ATTRACTIVE REAL RATE OF RETURN WHILE PRESERVING CAPITAL BY INVESTING PRIMARILY IN HIGH QUALITY FIXED INCOME SECURITIES OF ISSUERS THROUGHOUT THE WORLD, INCLUDING U.S. ISSUERS.
----------------------------------------------------------------------------

APPROACH

MSDW Investment Management seeks to produce an attractive return by constructing a portfolio of fixed income securities from throughout the world. MSDW Investment Management manages interest rate, country, and currency exposures by a strategic, value-based approach that favors securities with high real interest rates and sizable incremental yield at longer maturities. MSDW Investment Management seeks to preserve capital by investing in high quality (i.e., those rated in the three highest rating categories or believed to be of equivalent quality) fixed income securities.


PROCESS

MSDW Investment Management assesses real interest rates, inflationary trends and yield curves in the global fixed income markets and combines this with a separate currency analysis that focuses on relative interest rate differentials and economic competitiveness. MSDW Investment Management then seeks to establish overweight positions in markets that offer the most attractive yield curves and the highest yields over and above future inflation. The Portfolio generally invests in fixed income securities having intermediate maturities (remaining maturities between 3 and 7 years) as a starting point, then shifts to longer maturities where real yields are attractive and shorter maturities where they are less attractive. The Portfolio generally emphasizes investment in securities of U.S. and foreign governments and their agencies and instrumentalities, and may invest in other fixed income securities rated in the three highest rating categories of a nationally recognized statistical rating organization or that MSDW Investment Management believes to be of equivalent quality.


RISK
Investing in the Global Fixed Income Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in fixed income securities of U.S. and foreign issuers, many of which may be denominated in foreign currencies, in the hope of earning an attractive rate of return. Market prices of fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. In addition, at times the Portfolio's market sector, global fixed income securities, may underperform relative to other sectors.

TO THE EXTENT THAT THE PORTFOLIO INVESTS IN FOREIGN COUNTRIES, PARTICULARLY EMERGING MARKETS, THERE IS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO. IN ADDITION, THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON MAY
1, 1991
1992                               2.74%
1993                               15.34%
1994                               -6.08%
1995                               19.32%
1996                               6.44%
1997                               1.50%
1998                               13.84%
1999                               -6.84%
HIGH (QUARTER)
7/98 - 9/98
8.07%
LOW (QUARTER)
1/98 - 3/98
-3.92%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                    CLASS A          CLASS B
                                  (COMMENCED        (COMMENCED           J.P. MORGAN TRADED
                                 OPERATIONS ON    OPERATIONS ON          GLOBAL BOND INDEX*
                                 MAY 1, 1991)    JANUARY 2, 1996)     CLASS A          CLASS B
--------------------------------------------------------------------------------------------------
 PAST ONE YEAR                      -6.84%            -7.09%           -5.08%          -5.08%
--------------------------------------------------------------------------------------------------
 PAST FIVE YEARS                     6.45%             N/A             6.69%             N/A
--------------------------------------------------------------------------------------------------
 SINCE INCEPTION                     6.38%            3.22%            7.62%            3.76%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.


*THE J.P. MORGAN TRADED GLOBAL BOND INDEX IS AN UNMANAGED INDEX OF SECURITIES
 AND INCLUDES AUSTRALIA, BELGIUM, CANADA, DENMARK, FINLAND, FRANCE, GERMANY, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, PORTUGAL, SOUTH AFRICA, SPAIN, SWEDEN, THE UNITED KINGDOM AND THE UNITED STATES.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------

THE HIGH YIELD PORTFOLIO SEEKS TO MAXIMIZE TOTAL RETURN BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF HIGH YIELD FIXED INCOME SECURITIES THAT OFFER A YIELD ABOVE THAT GENERALLY AVAILABLE ON DEBT SECURITIES IN THE FOUR HIGHEST RATING CATEGORIES OF THE RECOGNIZED RATING SERVICES.
----------------------------------------------------------------------------
APPROACH

The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in other fixed income securities, including U.S. Government securities, mortgage-backed securities, and investment grade corporate bonds. The Portfolio may also invest in foreign fixed income securities, including emerging market securities. MSDW Investment Management will generally use derivatives in managing the Portfolio.


PROCESS

MSDW Investment Management uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. MSDW Investment Management emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. MSDW Investment Management conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents.


RISK
Investing in the High Yield Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in non-investment grade fixed income securities of U.S. and foreign issuers in the hope of earning a return that is superior to that available from investment grade fixed income securities. Market prices of fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. The Portfolio invests in fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed, however, prices of high yield securities generally are more volatile than prices of investment grade fixed income securities. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. In addition, at times the Portfolio's market sector, high yield securities, may underperform relative to other sectors.

TO THE EXTENT THAT THE PORTFOLIO INVESTS IN FOREIGN COUNTRIES, PARTICULARLY EMERGING MARKETS, THERE IS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
SEPTEMBER 28, 1992
1993                          22.11%
1994                          -4.18%
1995                          23.35%
1996                          15.01%
1997                          15.87%
1998                          3.03%
1999                          7.77%
HIGH (QUARTER)
1/93 - 3/93
7.74%
LOW (QUARTER)
7/98 - 9/98
-6.16%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                              CLASS A
                            (COMMENCED          CLASS B
                           OPERATIONS ON       (COMMENCED                  CS FIRST BOSTON
                           SEPTEMBER 28,     OPERATIONS ON                HIGH YIELD INDEX*
                               1992)        JANUARY 2, 1996)         CLASS A            CLASS B
---------------------------------------------------------------------------------------------------
 PAST ONE YEAR                 7.77%             7.44%                3.28%              3.28%
---------------------------------------------------------------------------------------------------
 PAST FIVE YEARS              12.79%              N/A                 9.07%               N/A
---------------------------------------------------------------------------------------------------
 SINCE INCEPTION              11.18%             9.90%                8.82%              7.07%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.
*THE CS FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED INDEX OF HIGH YIELD
 CORPORATE BONDS.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

----------------------------------------------------------------------------
PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.



EMERGING MARKET RISKS


Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

DERIVATIVES
The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.



A Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to a Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

INVESTMENT DISCRETION


In pursuing the Portfolio's investment objectives, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

BANK INVESTORS

An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.
PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Portfolios may engage in frequent trading of securities to achieve their investment goals.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                                                                 GLOBAL              HIGH
                                                              FIXED INCOME           YIELD
                                                               PORTFOLIO           PORTFOLIO
                                                              ------------------------------
MANAGEMENT FEES
--------------------------------------------------------------------------------------------
 CLASS A                                                         0.40%              0.375%
--------------------------------------------------------------------------------------------
 CLASS B                                                         0.40%              0.375%

12b-1 FEE
--------------------------------------------------------------------------------------------
 CLASS A                                                          NONE               NONE
--------------------------------------------------------------------------------------------
 CLASS B                                                         0.15%+              0.25%

OTHER EXPENSES
--------------------------------------------------------------------------------------------
 CLASS A                                                         0.36%               0.22%
--------------------------------------------------------------------------------------------
 CLASS B                                                         0.36%               0.23%

TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------
 CLASS A                                                         0.76%               0.59%
--------------------------------------------------------------------------------------------
 CLASS B                                                         0.91%               0.85%


+THE ACTUAL 12b-1 FEE PAID BY THE PORTFOLIO FOR THE LAST FISCAL YEAR WAS 0.15% BECAUSE MORGAN STANLEY HAS VOLUNTARILY AGREED TO WAIVE 0.10% OF THE 0.25% DISTRIBUTION FEE IT IS ENTITLED TO RECEIVE.


*THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIOS SO THAT TOTAL ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES DESCRIBED BELOW, WILL NOT EXCEED 0.50% FOR CLASS A SHARES AND 0.65% FOR CLASS B SHARES OF THE GLOBAL FIXED INCOME PORTFOLIO AND 0.695% FOR CLASS A SHARES AND 0.945% FOR CLASS B SHARES OF THE HIGH YIELD PORTFOLIO.



IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR A PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIOS' TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIO SHOWN ABOVE.



FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT, THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS WERE 0.50% FOR CLASS A SHARES AND 0.65% FOR CLASS B SHARES OF THE GLOBAL FIXED INCOME PORTFOLIO. TOTAL OPERATING EXPENSES FOR THE HIGH YIELD PORTFOLIO DID NOT EXCEED THE AMOUNTS SHOWN IN THE FIRST PARAGRAPH AND, ACCORDINGLY, TOTAL OPERATING EXPENSES INCURRED BY INVESTORS WERE AS SHOWN IN THE TABLE ABOVE.


FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------
The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR           3 YEARS           5 YEARS           10 YEARS
GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $78              $243              $422               $942
----------------------------------------------------------------------------------------------------
 CLASS B                               $93              $290              $504              $1,120

HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $60              $189              $329               $738
----------------------------------------------------------------------------------------------------
 CLASS B                               $87              $271              $471              $1,049


--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies (with MSDW Investment Management, the "MSDW Investment Management Group"), managed assets of approximately
$184.8 billion, including assets under fiduciary advice.


-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from each Portfolio the management fee set forth in the table below:



                                                                    GLOBAL                 HIGH
                                                                 FIXED INCOME              YIELD
                                                                   PORTFOLIO             PORTFOLIO
                                                                 -----------------------------------
 MANAGEMENT FEE PAID IN FISCAL YEAR                           CLASS A    CLASS B    CLASS A    CLASS B
 ENDED DECEMBER 31, 1999

                                                              -----------------------------------------
 (NET OF WAIVERS AND AS A PERCENTAGE OF AVERAGE NET ASSETS)    0.14%      0.14%      0.35%      0.35%

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------


SUBJECT TO THE SUPERVISION OF MSDW INVESTMENT MANAGEMENT AND ITS INVESTMENT MANAGEMENT COMMITTEE, THE FOLLOWING INDIVIDUALS, EACH OF WHOM IS EMPLOYED BY A MEMBER OF THE MSDW INVESTMENT MANAGEMENT GROUP, HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIOS:

----------------------------------------------------------------------------
GLOBAL FIXED INCOME PORTFOLIO

J. DAVID GERMANY, MANAGING DIRECTOR, MICHAEL B. KUSHMA, PRINCIPAL, PAUL F. O'BRIEN, PRINCIPAL, CHRISTIAN G. ROTH, PRINCIPAL AND DAVID STANLEY, VICE PRESIDENT


J. David Germany joined MSDW Investment Management Group in 1991. He joined Morgan Stanley as a Senior Economist in 1987 and was promoted to Vice President in 1989. Mr. Germany holds an A.B. degree (VALEDICTORIAN) from Princeton University and a Ph.D. in Economics from the Massachusetts Institute of Technology. Michael B. Kushma joined Morgan Stanley in 1987. He was a member of Morgan Stanley's Global Fixed Income Strategy Group in the fixed income division from 1987 to 1995, where he became the division's senior government bond strategist. He joined MSDW Investment Management Group in 1995, where he took responsibility for global fixed income bond strategy. Mr. Kushma received an A.B. in Economics from Princeton University in 1979, a Masters in Economics from the London School of Economics in 1981 and a Masters of Philosophy from Columbia University in 1983. Paul F. O'Brien joined MSDW Investment Management Group in 1996. He was head of European Economics from 1993 through 1995 for JP Morgan and a Principal Administrator from 1991 through 1992 for the Organization for Economic Cooperation and Development. Mr. O'Brien attended the United States Naval Academy and holds a B.S. degree from the Massachusetts Institute of Technology and a Ph.D. in Economics from the University of Minnesota. Christian
G. Roth joined MSDW Investment Management Group in 1991. Prior to 1991, he served as a Senior Associate in the Merchant Banking Group of Dean Witter Capital Corporation. Mr. Roth received a B.S. from The Wharton School of the University of Pennsylvania. David Stanley joined MSDW Investment Management Group in 1994. Prior to joining MSDW Investment Management Group, he was with Aetna Capital Management International, where he had sole responsibility for managing all European and Global bond funds. Previously, he spent over five years at Marine and General Mutual Life Assurance Society, where he managed Sterling and Global bond funds. Mr. Stanley graduated from Manchester University. Messrs. Germany, Kushma and O'Brien have shared primary responsibility for managing the Portfolio's assets since September 1997. Messrs. Roth and Stanley have shared primary responsibility for managing the Portfolio's assets since July 1999 and January 2000, respectively.


HIGH YIELD PORTFOLIO

ROBERT E. ANGEVINE, PRINCIPAL, STEPHEN F. ESSER, MANAGING DIRECTOR, GORDON W. LOERY, PRINCIPAL AND DEANNA L. LOUGHNANE, PRINCIPAL


Robert E. Angevine joined MSDW Investment Management Group in 1988. Prior to 1988 he spent over eight years at Prudential Insurance where he was responsible for one of the largest open-end high yield mutual funds in the country. His other experience includes international treasury operations at a major pharmaceutical company and commercial banking. Mr. Angevine received a B.A. in Economics from Lafayette College and an M.B.A. from Fairleigh Dickinson University. He served two years as a Lieutenant in the U.S. Army. Stephen F. Esser joined MSDW Investment Management Group in 1988. Mr. Esser is a member of the New York Society of Security Analysts and holds a B.S. degree (SUMMA CUM LAUDE and PHI BETA KAPPA) from the University of Delaware. Gordon W. Loery joined Morgan Stanley in 1990 as a Fixed Income Analyst and joined MSDW Investment Management Group in 1996. Mr. Loery received a B.A. in Economics from Cornell University. Deanna L. Loughnane joined MSDW Investment Management Group in 1997. She served as a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993 to 1997. Ms. Loughnane received a B.S. from The University of Virginia's McIntire School of Commerce and an M.B.A from Harvard University. Mr. Angevine has had primary responsibility for managing the Portfolio's assets since its inception. Messrs. Esser and Loery and Ms. Loughnane have shared primary responsibility for managing the Portfolio's assets since April 1996, April 1999 and January 2000, respectively.

--------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------


Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.
PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.


You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.

To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.
HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of a quarterly dividend and to distribute net capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
TAXES
The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------


                                                                            CLASS A
                                                     ------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                    1999++     1998++     1997++       1996        1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  12.51    $ 11.15    $ 11.30    $  11.22    $  10.29
                                                     --------    -------    -------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                               0.51       0.55       0.56        0.61        0.76
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                          (1.37)      0.98      (0.40)       0.08        1.15
                                                     --------    -------    -------    --------    --------
    TOTAL FROM INVESTMENT OPERATIONS                    (0.86)      1.53       0.16        0.69        1.91
                                                     --------    -------    -------    --------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                  (0.39)     (0.17)     (0.31)      (0.61)      (0.98)
 IN EXCESS OF NET INVESTMENT INCOME                     (0.03)        --         --          --          --
 RETURN OF CAPITAL                                      (0.01)        --         --          --          --
                                                     --------    -------    -------    --------    --------
    TOTAL DISTRIBUTIONS                                 (0.43)     (0.17)     (0.31)      (0.61)      (0.98)
                                                     --------    -------    -------    --------    --------
NET ASSET VALUE, END OF PERIOD                       $  11.22    $ 12.51    $ 11.15    $  11.30    $  11.22
                                                     ========    =======    =======    ========    ========
TOTAL RETURN                                            (6.84)%    13.84%      1.50%       6.44%      19.32%
                                                     ========    =======    =======    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                 $34,225    $45,884    $84,635    $112,888    $102,852
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)              0.50%      0.50%      0.50%       0.50%       0.50%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                             4.01%      4.76%      5.05%       5.50%       6.79%
PORTFOLIO TURNOVER RATE                                   102%       110%       116%        258%        207%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING
    THE PERIOD:
    PER SHARE BENEFIT TO NET INVESTMENT INCOME          $0.03      $0.03      $0.02       $0.02       $0.02
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                      0.76%      0.81%      0.71%       0.72%       0.71%
     NET INVESTMENT INCOME TO AVERAGE NET
       ASSETS                                            3.75%      4.48%      4.84%       5.29%       6.58%
-----------------------------------------------------------------------------------------------------------



                                                                                    CLASS B
                                                               -------------------------------------------------
                                                                                                    PERIOD FROM
                                                                          YEAR ENDED                JANUARY 2,
                                                                         DECEMBER 31,               1996*** TO
                                                               --------------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                              1999++      1998++      1997++         1996
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $12.48      $11.13      $11.29        $11.23
                                                                ------      ------      ------        ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                        0.45        0.53        0.54          0.48
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (1.32)       0.98       (0.40)         0.18
                                                                ------      ------      ------        ------
    TOTAL FROM INVESTMENT OPERATIONS                             (0.87)       1.51        0.14          0.66
                                                                ------      ------      ------        ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.39)      (0.16)      (0.30)        (0.60)
 IN EXCESS OF NET INVESTMENT INCOME                              (0.03)         --          --            --
                                                                ------      ------      ------        ------
    TOTAL DISTRIBUTIONS                                          (0.42)      (0.16)      (0.30)        (0.60)
                                                                ------      ------      ------        ------
NET ASSET VALUE, END OF PERIOD                                  $11.19      $12.48      $11.13        $11.29
                                                                ======      ======      ======        ======
TOTAL RETURN                                                     (7.09)%     13.68%       1.29%         6.12%
                                                                ======      ======      ======        ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                             $322        $362        $366        $1,559
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       0.65%       0.65%       0.65%         0.65%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)          3.86%       4.54%       4.88%         5.28%**
PORTFOLIO TURNOVER RATE                                            102%        110%        116%          258%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                  $0.03       $0.03       $0.02         $0.02
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                               0.91%       0.99%       0.86%         0.86%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  3.60%       4.26%       4.68%         5.08%**
----------------------------------------------------------------------------------------------------------------


  **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.

 ++PER SHARE AMOUNTS FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 ARE
   BASED ON AVERAGE SHARES OUTSTANDING.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------


                                                                              CLASS A
                                                         --------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                         1999       1998       1997      1996      1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.75   $  11.58   $  10.91   $ 10.46   $  9.55
                                                         --------   --------   --------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                                   0.94       1.00       1.00      1.03      1.14
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                              (0.14)     (0.66)      0.67      0.47      0.97
                                                         --------   --------   --------   -------   -------
    TOTAL FROM INVESTMENT OPERATIONS                         0.80       0.34       1.67      1.50      2.11
                                                         --------   --------   --------   -------   -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                      (0.95)     (0.98)     (1.00)    (1.05)    (1.20)
 IN EXCESS OF NET INVESTMENT INCOME                         (0.01)     (0.00)+       --     (0.00)+      --
 NET REALIZED GAIN                                             --      (0.14)        --        --        --
 IN EXCESS OF NET REALIZED GAIN                                --      (0.04)        --        --        --
 RETURN OF CAPITAL                                          (0.01)     (0.01)        --        --        --
                                                         --------   --------   --------   -------   -------
    TOTAL DISTRIBUTIONS                                     (0.97)     (1.17)     (1.00)    (1.05)    (1.20)
                                                         --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD                           $  10.58   $  10.75   $  11.58   $ 10.91   $ 10.46
                                                         ========   ========   ========   =======   =======
TOTAL RETURN                                                 7.77%      3.03%     15.87%    15.01%    23.35%
                                                         ========   ========   ========   =======   =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                    $136,386   $128,237   $113,006   $95,663   $62,245
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)                  0.59%      0.67%      0.69%     0.75%     0.75%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS (1)                                                   8.72%      8.70%      8.70%     9.78%    11.09%
PORTFOLIO TURNOVER RATE                                        58%        93%       111%      117%       90%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
   PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME               N/A        N/A        N/A     $0.01     $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                           N/A        N/A        N/A      0.82%     0.83%
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS              N/A        N/A        N/A      9.71%    11.01%
-----------------------------------------------------------------------------------------------------------



                                                                                  CLASS B
                                                               ---------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 2,
                                                                 YEAR ENDED DECEMBER 31,        1996*** TO
                                                               ----------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                              1999       1998       1997         1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.73    $ 11.56    $10.90       $10.49
                                                               -------    -------    ------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                        0.92       0.90      0.97         0.98
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (0.15)     (0.59)     0.65         0.45
                                                               -------    -------    ------       ------
    TOTAL FROM INVESTMENT OPERATIONS                              0.77       0.31      1.62         1.43
                                                               -------    -------    ------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.93)     (0.95)    (0.96)       (1.02)
 IN EXCESS OF NET INVESTMENT INCOME                              (0.01)     (0.00)+      --           --
 REALIZED NET GAIN                                                  --      (0.14)       --           --
 IN EXCESS OF NET REALIZED GAIN                                     --      (0.04)       --           --
 RETURN OF CAPITAL                                               (0.01)     (0.01)       --           --
                                                               -------    -------    ------       ------
    TOTAL DISTRIBUTIONS                                          (0.95)     (1.14)    (0.96)       (1.02)
                                                               -------    -------    ------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 10.55    $ 10.73    $11.56       $10.90
                                                               =======    =======    ======       ======
TOTAL RETURN                                                      7.44%      2.79%    15.48%       14.37%
                                                               =======    =======    ======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                          $48,457    $56,804    $7,213       $5,665
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       0.85%      0.95%     0.93%        1.00%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)          8.49%      8.73%     8.48%        9.49%**
PORTFOLIO TURNOVER RATE                                             58%        93%      111%         117%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                    N/A        N/A       N/A        $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                                N/A        N/A       N/A         1.05%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   N/A        N/A       N/A         9.44%**
------------------------------------------------------------------------------------------------------------


 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER      GLOBAL FIXED INCOME PORTFOLIO
INSTITUTIONAL FUND, INC.                             HIGH YIELD PORTFOLIO

                           ACCOUNT REGISTRATION FORM

           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

                           -----------------------------------------------------
                            Type of Registration: / / Incorporated / /
                          Unincorporated Association / / Partnership
                                                / / Uniform Gift/Transfer to
                          Minor
                                                    (ONLY ONE CUSTODIAN AND
                          MINOR PERMITTED)
                          / / Trust
                          -------------------------------- / / Other (SPECIFY)
                          --------------------------------
               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER       BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           --------------------------------- OR TAXPAYER
                           IDENTIFICATION NUMBER ("TIN")

                           ---------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           --------------------------------- OR TAXPAYER
                           IDENTIFICATION NUMBER ("TIN")

                           ---------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           --------------------------------- OR TAXPAYER
                           IDENTIFICATION NUMBER ("TIN")

                           ---------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for each Portfolio and Class B shares minimum $100,000 for each Portfolio. Please indicate Portfolio, class and amount for purchase of the following Portfolio(s):

           GLOBAL FIXED INCOME PORTFOLIO  / / Class A Shares (069)  $---------  / / Class B Shares (042) $ ------
                    HIGH YIELD PORTFOLIO  / / Class A Shares (072)  $---------  / / Class B Shares (045) $ ------
                                          Total Initial Investment  $---------

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          --------------------------------

                          From
                          --------------------------------
                                 NAME OF PORTFOLIO
                             -----------------------------------
                              ACCOUNT NUMBER

                          Account previously established by: / / Phone exchange / / Wire on
                          --------------------------------
                                                   DATE

                          --------------------------------
                                              ACCOUNT NUMBER
                                    (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.

                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.

                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

          / /         I/we hereby authorize the Fund and its agents to honor
                      any telephone requests to wire redemption proceeds to
                      the commercial bank indicated at right and/or mail
                      redemption proceeds to the name and address in which
                      my/our fund account is registered if such requests are   --------
                      believed to be authentic.                                NAME OF COMMERCIAL BANK (NOT SAVINGS BANK)
                      The Fund and the Fund's Transfer Agent will employ       --------
                      reasonable procedures to confirm that instructions       BANK ACCOUNT NUMBER
                      communicated by telephone are genuine. These procedures  --------
                      include requiring the investor to provide certain        BANK ABA NUMBER
                      personal identification information at the time an       --------
                      account is opened and prior to effecting each            NAME(S) IN WHICH YOUR BANK ACCOUNT IS ESTABLISHED
                      transaction requested by telephone. In addition, all     --------
                      telephone transaction requests will be recorded and      BANK'S STREET ADDRESS
                      investors may be required to provide additional          --------
                      telecopied written instructions of transaction           CITY STATE ZIP CODE
                      requests. Neither the Fund nor the Transfer Agent will
                      be responsible for any loss, liability, cost or expense
                      for following instructions received by telephone that
                      it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                          STATE ZIP CODE
            DEALER INFORMATION

                          --------------------------------------------------
                              REPRESENTATIVE NAME  REPRESENTATIVE NUMBER  BRANCH
                                                                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.


                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.


                          NON-U.S. CITIZEN(S)/TAXPAYER(S):


                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.


                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->
                          --------------------------------
                          SIGNATURE     DATE
                          --------------------------------
                          SIGNATURE     DATE
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about each Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.



You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[ICON] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------

A PORTFOLIO OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

U.S. EQUITY PLUS PORTFOLIO
THE U.S. EQUITY PLUS PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ISSUERS INCLUDED IN THE STANDARD & POOR'S 500 INDEX ("S&P 500").

INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE U.S. EQUITY PLUS PORTFOLIO (THE "PORTFOLIO").


THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------


INVESTMENT SUMMARY
     U.S. EQUITY PLUS PORTFOLIO                                 1
     ADDITIONAL RISK FACTORS AND INFORMATION                    2
FEES AND EXPENSES OF THE PORTFOLIO                              4
INVESTMENT ADVISER                                              5
MANAGEMENT FEES                                                 5
PORTFOLIO MANAGER                                               6
DISTRIBUTION OF PORTFOLIO SHARES                                6
SHAREHOLDER INFORMATION                                         6
FINANCIAL HIGHLIGHTS                                            9
     U.S. EQUITY PLUS PORTFOLIO                                10
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
U.S. EQUITY PLUS PORTFOLIO
-------------------------------------------------------------------------------

THE U.S. EQUITY PLUS PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ISSUERS INCLUDED IN THE S&P 500.

APPROACH
MSDW Investment Management seeks to maintain an investment portfolio that consistently exceeds the performance of the S&P 500 Index while maintaining comparable price volatility. MSDW Investment Management's investment approach combines an active and systematic security selection process with the application of a rigorous risk control process.

PROCESS

MSDW Investment Management seeks to purchase equity securities of the most attractive issuers in the S&P 500 based upon a disciplined, analytical investment strategy that combines both quantitative and qualitative analysis. MSDW Investment Management first considers historical stock prices, earnings, cash flow, dividend yield information, consensus earnings and earnings growth forecasts in order to identify and rank the attractiveness of all securities in the investment universe. Following this quantitative analysis, MSDW Investment Management purchases securities from the remaining pool of issuers based on qualitative recommendations from Morgan Stanley & Co. Incorporated's ("Morgan Stanley") team of research analysts. MSDW Investment Management also uses a proprietary market conditions model to adapt Portfolio investments to changing market environments.


RISK

Investing in the U.S. Equity Plus Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of larger U.S. issuers, may underperform relative to other sectors.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON JULY
31, 1997
                              1998 21.26%
                              1999 20.25%
HIGH (QUARTER)
10/98 - 12/98                 20.33%
LOW (QUARTER)
7/98 - 9/98                   -12.25%



 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                         CLASS A            CLASS B
                                       (COMMENCED         (COMMENCED
                                      OPERATIONS ON      OPERATIONS ON          S&P 500
                                     JULY 31, 1997)     JULY 31, 1997)           INDEX*
----------------------------------------------------------------------------------------------
 PAST ONE YEAR                           20.25%             19.99%               21.04%
----------------------------------------------------------------------------------------------
 SINCE INCEPTION                         18.75%             18.52%               21.26%



THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.



*THE S&P 500 INDEX IS COMPRISED OF THE STOCKS OF 500 LARGE-CAP U.S. COMPANIES
 WITH MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES REPRESENT APPROXIMATELY 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

----------------------------------------------------------------------------

PRICE VOLATILITY

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular industries and companies. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.


DERIVATIVES

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.


The Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.



INVESTMENT DISCRETION


In pursuing the Portfolio's investment objective, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

BANK INVESTORS
An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE

INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.
PORTFOLIO TURNOVER

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Portfolio may engage in frequent trading of securities to achieve its investment objectives.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIO
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                                                      U.S. EQUITY PLUS PORTFOLIO
MANAGEMENT FEES
--------------------------------------------------------------------------------
 CLASS A                                                       0.45%
--------------------------------------------------------------------------------
 CLASS B                                                       0.45%

12b-1 FEE
--------------------------------------------------------------------------------
 CLASS A                                                        NONE
--------------------------------------------------------------------------------
 CLASS B                                                       0.25%

OTHER EXPENSES
--------------------------------------------------------------------------------
 CLASS A                                                       0.72%
--------------------------------------------------------------------------------
 CLASS B                                                       0.72%

TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
 CLASS A                                                       1.17%
--------------------------------------------------------------------------------
 CLASS B                                                       1.42%


*THE MANAGEMENT FEES FOR THE PORTFOLIO SHOWN IN THE TABLE ABOVE ARE THE HIGHEST
 THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIO SO THAT TOTAL ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES DESCRIBED BELOW, WILL NOT EXCEED 0.80% FOR CLASS A SHARES AND 1.05% FOR CLASS B SHARES.

 IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR THE PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIO'S TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIO SHOWN ABOVE.


 FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT, THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS IN THE PORTFOLIO, INCLUDING CERTAIN INVESTMENT RELATED EXPENSES, WERE 0.83% FOR CLASS A SHARES AND 1.08% FOR CLASS B SHARES. EXCLUDING INVESTMENT RELATED EXPENSES, THE OPERATING EXPENSES AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WERE 0.80% FOR CLASS A SHARES AND 1.05% FOR CLASS B SHARES.


 FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR           3 YEARS           5 YEARS           10 YEARS
U.S. EQUITY PLUS PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $119             $372              $644              $1,420
----------------------------------------------------------------------------------------------------
 CLASS B                               $145             $449              $776              $1,702


--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley, the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately $184.8 billion, including assets under fiduciary advice.


-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from the Portfolio the management fee set forth in the table below:



                                                                    U.S. EQUITY PLUS PORTFOLIO
                                                                ----------------------------------
 MANAGEMENT FEE PAID IN FISCAL YEAR                                CLASS A             CLASS B
 ENDED DECEMBER 31, 1999

                                                                ----------------------------------
 (NET OF WAIVERS AND AS A PERCENTAGE OF AVERAGE NET ASSETS)         0.11%               0.11%

--------------------------------------------------------------------------------

PORTFOLIO MANAGER
-------------------------------------------------------------------------------


THE FOLLOWING INDIVIDUAL HAS PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIO:

----------------------------------------------------------------------------

NARAYAN RAMACHANDRAN


Narayan Ramachandran, a Managing Director of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1996. Currently, he is a Portfolio Manager and head of the Structured Asset Management business at MSDW Investment Management. Prior to joining MSDW Investment Management, from 1988 to 1996 he was with RogersCasey Associates, Inc. ("RogersCasey"), an investment consulting and special assets advisory firm based in Darien, Connecticut. As President of RogersCasey's investment advisory subsidiary (1995-1996), he was responsible for leading the special assets advisory business with $2 billion in assets under management. Prior to that, he was Managing Director of Research for RogersCasey (1991-1994), with his research efforts focused on quantitative investment models. Mr. Ramachandran holds a B.S. in Chemical Engineering from the Indian Institute of Technology in Bombay and an M.B.A. from the University of Michigan at Ann Arbor. He is also a Chartered Financial Analyst.
Mr. Ramachandran has had primary responsibility for managing the Portfolio's assets since its inception.


-------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------


Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolio. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.
PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of the Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.


You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.


To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

The Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend and to distribute net capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
The dividends and distributions you receive from the Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of the Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of the Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the financial performance of the Class A shares and Class B shares of the Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
U.S. EQUITY PLUS PORTFOLIO
-------------------------------------------------------------------------------


                                                                                 CLASS A
                                                             -----------------------------------------------
                                                                                                PERIOD FROM
                                                                                                 JULY 31,
                                                                YEAR ENDED DECEMBER 31,          1997* TO
                                                             ------------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                              1999++           1998++           1997++
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 12.43          $ 10.31          $ 10.00
                                                                -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                                         0.11             0.09             0.06
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   2.30             2.10             0.33
                                                                -------          -------          -------
    TOTAL FROM INVESTMENT OPERATIONS                               2.41             2.19             0.39
                                                                -------          -------          -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                            (0.11)           (0.05)           (0.05)
 IN EXCESS OF NET INVESTMENT INCOME                                  --               --            (0.03)
 NET REALIZED GAIN                                                (2.34)              --               --
 IN EXCESS OF NET REALIZED GAIN                                   (0.05)           (0.02)              --
                                                                -------          -------          -------
    TOTAL DISTRIBUTIONS                                           (2.50)           (0.07)           (0.08)
                                                                -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                  $ 12.34          $ 12.43          $ 10.31
                                                                =======          =======          =======
TOTAL RETURN                                                      20.25%           21.26%            3.94%
                                                                =======          =======          =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                           $22,430          $66,640          $20,914
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)                        0.83%            0.80%            0.80%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  INTEREST EXPENSE                                                 0.80%             N/A              N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (1)           0.35%            0.87%            1.32%**
PORTFOLIO TURNOVER RATE                                             182%             228%              15%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING
   THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                   $0.10            $0.03            $0.07
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                                1.17%            1.05%            2.37%**
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS            0.00%            0.59%           (0.25)%**
------------------------------------------------------------------------------------------------------------



                                                                                 CLASS B
                                                             -----------------------------------------------
                                                                                                PERIOD FROM
                                                                                                 JULY 31,
                                                                YEAR ENDED DECEMBER 31,          1997* TO
                                                             ------------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                              1999++           1998++           1997++
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $12.42           $10.31           $10.00
                                                                ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                        0.03             0.06             0.02
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  2.36             2.10             0.37
                                                                ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                              2.39             2.16             0.39
                                                                ------           ------           ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                           (0.08)           (0.03)           (0.05)
 NET REALIZED GAIN                                               (2.33)              --            (0.03)
 IN EXCESS OF NET REALIZED GAIN                                  (0.07)           (0.02)              --
                                                                ------           ------           ------
    TOTAL DISTRIBUTIONS                                          (2.48)           (0.05)           (0.08)
                                                                ------           ------           ------
NET ASSET VALUE, END OF PERIOD                                  $12.33           $12.42           $10.31
                                                                ======           ======           ======
TOTAL RETURN                                                     19.99%           20.95%            3.93%
                                                                ======           ======           ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                           $1,533           $1,431           $  102
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                       1.08%            1.05%            1.05%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  INTEREST EXPENSE (2)                                            1.05%             N/A              N/A
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET
ASSETS (2)                                                        0.15%            0.52%            0.48%**
PORTFOLIO TURNOVER RATE                                            182%             228%              15%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                  $0.08            $0.03            $0.00+
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                               1.42%            1.34%            2.63%**
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (0.24)%           0.24%           (0.32)%**
------------------------------------------------------------------------------------------------------------


  *COMMENCEMENT OF OPERATIONS
 **ANNUALIZED
 +AMOUNT IS LESS THAN $0.01 PER SHARE.

 ++PER SHARE AMOUNTS FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND PERIOD
   ENDED DECEMBER 31, 1997 ARE BASED ON AVERAGE SHARES OUTSTANDING.

A PORTFOLIO OF [ICON] MORGAN STANLEY DEAN WITTER
INSTITUTIONAL FUND, INC.                             U.S. EQUITY PLUS PORTFOLIO


                           ACCOUNT REGISTRATION FORM

           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

 ------------------------------------------------------------------------------

  Type of Registration: / / Incorporated/ / Unincorporated Association/ / Partnership
/ / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust -------------------- / / Other (SPECIFY) --------------------

               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY    COUNTRY    POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY    COUNTRY    POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for the Portfolio and Class B shares minimum $100,000 for the Portfolio. Please indicate class and amount for purchase of the following Portfolio:

          U.S. EQUITY PLUS PORTFOLIO  / / Class A Shares (097)         $ ----------       / / Class B Shares (098) $ ----------
                                      Total Initial Investment           $ ----------

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          ---------------------------------------

                          From
                          ---------------------------------------
                             NAME OF PORTFOLIO
                             ------------------------------------------
                          ACCOUNT NUMBER

                          Account previously established by:

                          / / Phone exchange / / Wire on
                          ---------------------------------------
                                     DATE

                          ---------------------------------------
                          ACCOUNT NUMBER
                         (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.

                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.

                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

          / /         I/we hereby authorize the Fund and its agents to
                      honor any telephone requests to wire redemption
                      proceeds to the commercial bank indicated at right
                      and/or mail redemption proceeds to the name and
                      address in which my/our fund account is registered  ------------------------
                      if such requests are believed to be authentic.      NAME OF COMMERCIAL BANK (NOT SAVINGS
                      The Fund and the Fund's Transfer Agent will employ  BANK)
                      reasonable procedures to confirm that instructions  ------------------------
                      communicated by telephone are genuine. These        BANK ACCOUNT NUMBER
                      procedures include requiring the investor to        ------------------------
                      provide certain personal identification             BANK ABA NUMBER
                      information at the time an account is opened and    ------------------------
                      prior to effecting each transaction requested by    NAME(S) IN WHICH YOUR BANK ACCOUNT IS
                      telephone. In addition, all telephone transaction   ESTABLISHED
                      requests will be recorded and investors may be      ------------------------
                      required to provide additional telecopied written   BANK'S STREET ADDRESS
                      instructions of transaction requests. Neither the   ------------------------
                      Fund nor the Transfer Agent will be responsible     CITY STATE ZIP CODE
                      for any loss, liability, cost or expense for
                      following instructions received by telephone that
                      it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                          STATE ZIP CODE
            DEALER INFORMATION

                          ------------------------------------------------------
                              REPRESENTATIVE NAME  REPRESENTATIVE NUMBER  BRANCH
                                                                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.


                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.


                          NON-U.S. CITIZEN(S)/TAXPAYER(S):


                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.


                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->
                          ---------------------------------------
                          SIGNATURE     DATE

                          ---------------------------------------
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.



You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: public info@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[ICON] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------

PORTFOLIOS OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

EUROPEAN REAL ESTATE PORTFOLIO
THE EUROPEAN REAL ESTATE PORTFOLIO SEEKS TO PROVIDE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN THE EUROPEAN REAL ESTATE INDUSTRY.

ASIAN REAL ESTATE PORTFOLIO
THE ASIAN REAL ESTATE PORTFOLIO SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN THE ASIAN REAL ESTATE INDUSTRY.

U.S. REAL ESTATE PORTFOLIO
THE U.S. REAL ESTATE PORTFOLIO SEEKS TO PROVIDE ABOVE AVERAGE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN THE U.S. REAL ESTATE INDUSTRY, INCLUDING REAL ESTATE INVESTMENT TRUSTS ("REITS").

INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE PORTFOLIOS LISTED ABOVE (EACH A "PORTFOLIO" AND COLLECTIVELY THE "PORTFOLIOS").


THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                             PAGE
-------------------------------------------------------------------------------


INVESTMENT SUMMARY
     EUROPEAN REAL ESTATE PORTFOLIO                            1
     ASIAN REAL ESTATE PORTFOLIO                               2
     U.S. REAL ESTATE PORTFOLIO                                3
     ADDITIONAL RISK FACTORS AND INFORMATION                   4
FEES AND EXPENSES OF THE PORTFOLIOS                            6
INVESTMENT ADVISER                                             7
MANAGEMENT FEES                                                7
PORTFOLIO MANAGERS                                             8
DISTRIBUTION OF PORTFOLIO SHARES                               9
SHAREHOLDER INFORMATION                                        9
FINANCIAL HIGHLIGHTS                                          11
     EUROPEAN REAL ESTATE PORTFOLIO                           12
     ASIAN REAL ESTATE PORTFOLIO                              13
     U.S. REAL ESTATE PORTFOLIO                               14
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
EUROPEAN REAL ESTATE PORTFOLIO
-------------------------------------------------------------------------------

THE EUROPEAN REAL ESTATE PORTFOLIO SEEKS TO PROVIDE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN THE EUROPEAN REAL ESTATE INDUSTRY.
--------------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks a combination of current income and capital appreciation by constructing a portfolio of equity securities of European real estate companies. MSDW Investment Management considers a company to be European if its securities are traded on a recognized stock exchange in Europe or if it is organized in a European country and operates primarily in Europe. The Portfolio will invest primarily in companies located in Germany, France, Switzerland, Belgium, Italy, Spain, Portugal, Finland, Sweden, Denmark, Norway, Ireland and the United Kingdom but may also invest in the emerging markets of Europe. MSDW Investment Management's approach emphasizes bottom-up stock selection with a top-down country allocation overlay.

PROCESS

MSDW Investment Management's dedicated real estate team focuses on valuation, including underlying asset values, values per square foot and property yields as well as property portfolio composition, lease expiration, capital structure and management. Before investing, MSDW Investment Management employees typically visit with representatives of each company and selected properties. In seeking an optimal matrix of country and property market exposure, MSDW Investment Management considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns.


RISK

Investing in the European Real Estate Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of the European real estate market in the hope of earning current income and long-term gain. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, European real estate securities, may underperform relative to other sectors.


INVESTING IN FOREIGN COUNTRIES, PARTICULARLY EMERGING MARKETS, ENTAILS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO. IN ADDITION, THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
OCTOBER 1, 1997
1998                          4.75%
1999                          -2.36%
HIGH (QUARTER)
1/98 - 3/98
16.28%
LOW (QUARTER)
7/98 - 9/98
-9.03%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                               CLASS A            CLASS B             GPR GENERAL
                              (COMMENCED         (COMMENCED           REAL ESTATE
                            OPERATIONS ON      OPERATIONS ON           SECURITIES
                           OCTOBER 1, 1997)   OCTOBER 1, 1997)       INDEX-EUROPE*
------------------------------------------------------------------------------------
 PAST ONE YEAR                  -2.36%             -2.61%                3.40%
------------------------------------------------------------------------------------
 SINCE INCEPTION                -1.14%             -1.34%                1.33%



THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.


*THE GPR GENERAL REAL ESTATE SECURITIES INDEX-EUROPE IS A EUROPEAN MARKET
 CAPITALIZATION WEIGHTED INDEX OF LISTED PROPERTY/REAL ESTATE SECURITIES MEASURING TOTAL RETURN.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
ASIAN REAL ESTATE PORTFOLIO
-------------------------------------------------------------------------------

THE ASIAN REAL ESTATE PORTFOLIO SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN THE ASIAN REAL ESTATE INDUSTRY.
--------------------------------------------------------------------------------
APPROACH

MSDW Investment Management seeks capital appreciation by constructing a portfolio of equity securities of Asian real estate companies. MSDW Investment Management considers a company to be Asian if its securities are traded on a recognized stock exchange in Asia or if it is organized in an Asian country and operates primarily in Asia. The Portfolio will invest primarily in the more established Asian markets, including Singapore, Malaysia, Hong Kong and Thailand, but may also invest in other Asian emerging markets and in Japan, Australia and New Zealand. MSDW Investment Management's approach emphasizes bottom-up stock selection with a top-down country allocation overlay.


PROCESS

MSDW Investment Management's dedicated real estate team focuses on valuation, including underlying asset values, values per square foot and property yields as well as property portfolio composition, lease expiration, capital structure and management. Before investing, MSDW Investment Management employees typically visit with representatives of each company and selected properties. In seeking an optimal matrix of country and property market exposure, MSDW Investment Management considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns.


RISK

Investing in the Asian Real Estate Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of the Asian real estate market in the hope of earning long-term gain. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, Asian real estate securities, may underperform relative to other sectors.


INVESTING IN FOREIGN COUNTRIES, PARTICULARLY EMERGING MARKETS, ENTAILS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO. THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
OCTOBER 1, 1997
1998                          -11.82%
1999                          24.27%
HIGH (QUARTER)
10/98 - 12/98
50.92%
LOW (QUARTER)
4/98 - 6/98
-30.06%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                            CLASS A            CLASS B              GPR GENERAL
                           (COMMENCED         (COMMENCED            REAL ESTATE
                         OPERATIONS ON      OPERATIONS ON           SECURITIES
                        OCTOBER 1, 1997)   OCTOBER 1, 1997)       INDEX-FAR EAST*
----------------------------------------------------------------------------------
 PAST ONE YEAR                    24.27%             23.88%                 20.46%
----------------------------------------------------------------------------------
 SINCE INCEPTION                  -5.64%             -6.00%                -13.86%



THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.


*THE GPR GENERAL REAL ESTATE SECURITIES INDEX-FAR EAST IS A MARKET
 CAPITALIZATION WEIGHTED INDEX MEASURING TOTAL RETURN OF LISTED PROPERTY/REAL ESTATE SECURITIES IN THE FAR EAST.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO
-------------------------------------------------------------------------------

THE U.S. REAL ESTATE PORTFOLIO SEEKS TO PROVIDE ABOVE AVERAGE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN THE U.S. REAL ESTATE INDUSTRY, INCLUDING REAL ESTATE INVESTMENT TRUSTS ("REITS").
--------------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks a combination of current income and long-term gain by constructing a portfolio of equity securities of companies that are in the U.S. real estate business. The Portfolio focuses on REITs as well as real estate operating companies and invests in a variety of property types and regions. MSDW Investment Management's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

PROCESS
MSDW Investment Management actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). MSDW Investment Management employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, MSDW Investment Management considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns.

RISK

Investing in the U.S. Real Estate Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of the U.S. real estate market in the hope of earning current income and long-term gain. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, U.S. real estate securities, may underperform relative to other sectors.


INVESTING IN REITS EXPOSES INVESTORS TO THE RISKS OF OWNING REAL ESTATE DIRECTLY, AS WELL AS TO RISKS THAT RELATE SPECIFICALLY TO THE WAY IN WHICH REITS ARE ORGANIZED AND OPERATED. REITS GENERALLY INVEST DIRECTLY IN REAL ESTATE (EQUITY REITS), IN MORTGAGES (MORTGAGE REITS) OR IN SOME COMBINATION OF THE TWO (HYBRID REITS). THE PORTFOLIO WILL INVEST PRIMARILY IN EQUITY REITS. OPERATING REITS REQUIRES SPECIALIZED MANAGEMENT SKILLS AND THE PORTFOLIO INDIRECTLY BEARS REIT MANAGEMENT EXPENSES ALONG WITH THE DIRECT EXPENSES OF THE PORTFOLIO. INDIVIDUAL REITS MAY OWN A LIMITED NUMBER OF PROPERTIES AND MAY CONCENTRATE IN A PARTICULAR REGION OR PROPERTY TYPE. REITS ALSO MUST SATISFY SPECIFIC INTERNAL REVENUE CODE REQUIREMENTS IN ORDER TO QUALIFY FOR THE TAX-FREE PASS THROUGH OF INCOME. THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS
ON FEBRUARY 24, 1995
1996                          39.56%
1997                          27.62%
1998                          -12.29%
1999                          -1.48%
HIGH (QUARTER)
10/96 - 12/96
16.71%
LOW (QUARTER)
7/98 - 9/98
-9.45%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                                                              NATIONAL
                                                                           ASSOCIATION OF
                                                                             REAL ESTATE
                            CLASS A             CLASS B                      INVESTMENT
                           (COMMENCED          (COMMENCED                  TRUSTS (NAREIT)
                         OPERATIONS ON       OPERATIONS ON                  EQUITY INDEX*
                       FEBRUARY 24, 1995)   JANUARY 2, 1996)          CLASS A           CLASS B
---------------------------------------------------------------------------------------------------
 PAST ONE YEAR               -1.48%              -1.73%               -4.62%            -4.62%
---------------------------------------------------------------------------------------------------
 SINCE INCEPTION             13.68%              10.89%                8.30%             6.38%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE NAREIT EQUITY INDEX IS AN UNMANAGED MARKET WEIGHTED INDEX OF TAX QUALIFIED
 REITS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

----------------------------------------------------------------------------
PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

REAL ESTATE INVESTING
Each of the Portfolios invests in companies that are mainly in the real estate business (that is, they either (i) derived at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) have at least 50% of the fair market value of their assets invested in residential, commercial or industrial real estate). As a result, these companies (and, therefore, the Portfolios) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.
EMERGING MARKET RISKS
The European Real Estate and Asian Real Estate Portfolios may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.
DERIVATIVES
The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.



A Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to a Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.



INVESTMENT DISCRETION


In pursuing the Portfolios' investment objectives, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

BANK INVESTORS

An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.
PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. A Portfolio may engage in frequent trading of securities to achieve its investment objectives.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers and/or expense reimbursements from MSDW Investment Management, which are described in the footnotes below.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                              EUROPEAN REAL ESTATE          ASIAN REAL ESTATE        U.S. REAL ESTATE
                                   PORTFOLIO                    PORTFOLIO                PORTFOLIO
MANAGEMENT FEES
------------------------------------------------------------------------------------------------------
 CLASS A                             0.80%                        0.80%                    0.80%
------------------------------------------------------------------------------------------------------
 CLASS B                             0.80%                        0.80%                    0.80%

12b-1 Fee
------------------------------------------------------------------------------------------------------
 CLASS A                              NONE                        NONE                     NONE
------------------------------------------------------------------------------------------------------
 CLASS B                             0.25%                        0.25%                    0.25%

OTHER EXPENSES
------------------------------------------------------------------------------------------------------
 CLASS A                             0.91%                        2.39%                    0.22%
------------------------------------------------------------------------------------------------------
 CLASS B                             0.91%                        2.05%                    0.22%

TOTAL ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------
 CLASS A                             1.71%                        3.19%                    1.02%
------------------------------------------------------------------------------------------------------
 CLASS B                             1.96%                        3.10%                    1.27%


*THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIOS SO THAT ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES, AS DESCRIBED BELOW, WILL NOT EXCEED 1.00% FOR
CLASS A SHARES AND 1.25% FOR CLASS B SHARES.


IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR A PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIOS' TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIOS SHOWN ABOVE.



FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVER AND/ OR EXPENSE REIMBURSEMENT, THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS WERE 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE U.S. REAL ESTATE PORTFOLIO. THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS, INCLUDING CERTAIN INVESTMENT RELATED EXPENSES, WERE 1.23% FOR CLASS A SHARES AND 1.47% FOR CLASS B SHARES OF THE EUROPEAN REAL ESTATE PORTFOLIO AND 1.01% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE ASIAN REAL ESTATE PORTFOLIO. EXCLUDING INVESTMENT RELATED EXPENSES, THE OPERATING EXPENSES AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WERE 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES OF THE EUROPEAN REAL ESTATE AND ASIAN REAL ESTATE PORTFOLIOS.


FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------
The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR           3 YEARS           5 YEARS           10 YEARS
EUROPEAN REAL ESTATE PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $174             $539              $928              $2,019
----------------------------------------------------------------------------------------------------
 CLASS B                               $199             $615             $1,057             $2,285

ASIAN REAL ESTATE PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $322             $983             $1,669             $3,494
----------------------------------------------------------------------------------------------------
 CLASS B                               $313             $957             $1,625             $3,411

U.S. REAL ESTATE PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $104             $325              $563              $1,248
----------------------------------------------------------------------------------------------------
 CLASS B                               $129             $403              $697              $1,534


--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies (with MSDW Investment Management, the "MSDW Investment Management Group"), managed assets of approximately
$184.8 billion, including assets under fiduciary advice.


-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from each Portfolio the management fee set forth in the table below:



                                                   EUROPEAN             ASIAN REAL             U.S. REAL
                                                  REAL ESTATE             ESTATE                ESTATE
                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                    ---------------------------------------------------
 MANAGEMENT FEE PAID IN FISCAL YEAR ENDED     CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                              ---------------------------------------------------------------
 DECEMBER 31, 1999                             0.32%      0.32%      0.00%      0.00%      0.78%      0.78%
 (NET OF WAIVERS AND AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

SUBJECT TO THE SUPERVISION OF MSDW INVESTMENT MANAGEMENT AND ITS INVESTMENT MANAGEMENT COMMITTEE, THE FOLLOWING INDIVIDUALS, EACH OF WHOM IS EMPLOYED BY A MEMBER OF THE MSDW INVESTMENT MANAGEMENT GROUP, HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIOS:

----------------------------------------------------------------------------

EUROPEAN REAL ESTATE PORTFOLIO


THEODORE R. BIGMAN, MANAGING DIRECTOR AND JAN WILLEM DE GEUS, VICE PRESIDENT


Theodore R. Bigman has primary responsibility for managing MSDW Investment Management Group's global real estate securities business. Prior to joining MSDW Investment Management Group in 1995, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, which included primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Jan Willem de Geus joined MSDW Investment Management Group in 1997 to establish and manage the European Real Estate Portfolio. During March through May 1999, he departed MSDW Investment Management Group to act as a consultant in the real estate securities business. Prior to 1997, he was employed at the Dutch Metalworkers Pensionfund
(MPMA), where he worked for four years in the international real estate department. At the MPMA he was involved in the acquisition of direct real estate, was responsible for selecting REIT managers in the United States and was a portfolio manager of international real estate securities. Mr. de Geus graduated from the University of Nijmegen in 1991 with a doctorate in city planning with a specialization in real estate and received a masters degree in real estate investment from the Pennsylvania State University in 1993. He is currently in the final stage of finishing his RBS (the Dutch equivalent of an American CFA). Mr. Bigman has shared primary responsibility for managing the Portfolio's assets since January 1999. Mr. de Geus had primary responsibility for managing the Portfolio's assets from its inception until his departure in February 1999 and has shared primary responsibility for managing the Portfolio's assets since his return in June 1999.



ASIAN REAL ESTATE PORTFOLIO


THEODORE R. BIGMAN, MANAGING DIRECTOR AND ANGELINE HO, PORTFOLIO MANAGER


Information about Theodore R. Bigman is included under the European Real Estate Portfolio above. Angeline Ho joined MSDW Investment Management Group in 1997. Prior to 1997 she was a senior research analyst at Schroder Securities from 1993 to 1995, and at SocGen-Crosby Securities from 1995 to 1997, where she was primarily responsible for the coverage of listed real estate securities in Singapore and Malaysia. Prior to 1991, she worked for Debenham Tewson International where she was involved in property appraisal and consultancy. Ms. Ho is a qualified property appraiser, and received a B.Sc. with honours in Estate Management from the National University of Singapore and an M.B.A. in Accountancy from the Nanyang Technological University. Mr. Bigman has shared primary responsibility for managing the Portfolio's assets since June 1999. Ms. Ho has shared primary responsibility for managing the Portfolio's assets since January 2000.


U.S. REAL ESTATE PORTFOLIO

THEODORE R. BIGMAN, MANAGING DIRECTOR AND DOUGLAS A. FUNKE, VICE PRESIDENT


Information about Theodore R. Bigman is included under the European Real Estate Portfolio above. Douglas A. Funke joined Morgan Stanley in 1993. Currently, he is responsible for providing research and analytical support for MSDW Investment Management Group's real estate securities investment business. Prior to joining MSDW Investment Management Group in 1995, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. Mr. Funke graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Security Analysts. Mr. Bigman has shared primary responsibility for managing the Portfolio's assets since March 1995. Mr. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.


-------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------

Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.
PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.

To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of quarterly dividends and to distribute net capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.
TAXES
The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20% and short-term capital gains distributions are taxed at ordinary income rates. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
EUROPEAN REAL ESTATE PORTFOLIO
-------------------------------------------------------------------------------


                                                                                       CLASS A
                                                                     -------------------------------------------
                                                                                                    PERIOD FROM
                                                                                                    OCTOBER 1,
                                                                     YEAR ENDED DECEMBER 31,         1997* TO
                                                                     ------------------------      DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                    1999             1998            1997
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 9.58          $  9.52          $ 10.00
                                                                     ------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (1)                                     (0.05)            0.12             0.05
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (0.17)            0.33            (0.52)
                                                                     ------          -------          -------
    TOTAL FROM INVESTMENT OPERATIONS                                  (0.22)            0.45            (0.47)
                                                                     ------          -------          -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                                (0.18)           (0.25)           (0.01)
 IN EXCESS OF NET INVESTMENT INCOME                                   (0.02)           (0.14)              --
                                                                     ------          -------          -------
    TOTAL DISTRIBUTIONS                                               (0.20)           (0.39)           (0.01)
                                                                     ------          -------          -------
NET ASSET VALUE, END OF PERIOD                                       $ 9.16          $  9.58          $  9.52
                                                                     ======          =======          =======
TOTAL RETURN                                                          (2.36)%           4.75%           (4.72)%
                                                                     ======          =======          =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                                $9,931          $33,422          $15,177
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)                            1.23%            1.03%            1.00%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING INTEREST
  EXPENSE                                                              1.00%            1.00%             N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (1)               2.33%            1.33%            2.08%**
PORTFOLIO TURNOVER RATE                                                  35%             119%              47%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
   PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                       $0.01            $0.03            $0.05
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                                    1.71%            1.43%            3.05%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                       1.85%            0.95%            0.03%**
----------------------------------------------------------------------------------------------------------------



                                                                                        CLASS B
                                                                     ----------------------------------------------
                                                                                                       PERIOD FROM
                                                                                                       OCTOBER 1,
                                                                       YEAR ENDED DECEMBER 31,          1997* TO
                                                                     ---------------------------      DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                                     1999              1998             1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 9.61            $ 9.52           $10.00
                                                                      ------            ------           ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                              0.19              0.11             0.02
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (0.43)             0.33            (0.50)
                                                                      ------            ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                                   (0.24)             0.44            (0.48)
                                                                      ------            ------           ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                                 (0.16)            (0.22)              --
 IN EXCESS OF NET INVESTMENT INCOME                                    (0.02)            (0.13)              --
                                                                      ------            ------           ------
    TOTAL DISTRIBUTIONS                                                (0.18)            (0.35)              --
                                                                      ------            ------           ------
NET ASSET VALUE, END OF PERIOD                                        $ 9.19            $ 9.61           $ 9.52
                                                                      ======            ======           ======
TOTAL RETURN                                                           (2.61)%            4.60%           (4.76)%
                                                                      ======            ======           ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                                 $1,786            $2,531             $789
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                             1.47%             1.28%            1.25%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING INTEREST
  EXPENSE                                                               1.25%             1.25%             N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)                2.35%             1.15%            1.51%**
PORTFOLIO TURNOVER RATE                                                   35%              119%              47%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                        $0.04             $0.04            $0.03
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                                     1.96%             1.68%            3.12%**
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                 1.91%             0.77%           (0.36)%**
-------------------------------------------------------------------------------------------------------------------


 *COMMENCEMENT OF OPERATIONS
 **ANNUALIZED

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
ASIAN REAL ESTATE PORTFOLIO
-------------------------------------------------------------------------------


                                                                                     CLASS A
                                                                   --------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                   OCTOBER 1,
                                                                    YEAR ENDED DECEMBER 31,         1997* TO
                                                                   -------------------------      DECEMBER 31,
            SELECTED PER SHARE DATA AND RATIOS                       1999             1998            1997
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 6.63           $ 7.94          $10.00
                                                                    ------           ------          ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                                            0.11             0.26            0.11
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               1.50            (1.24)          (2.10)
                                                                    ------           ------          ------
    TOTAL FROM INVESTMENT OPERATIONS                                  1.61            (0.98)          (1.99)
                                                                    ------           ------          ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                               (0.32)           (0.33)          (0.07)
 IN EXCESS OF NET INVESTMENT INCOME                                  (0.02)              --              --
                                                                    ------           ------          ------
    TOTAL DISTRIBUTIONS                                              (0.34)           (0.33)          (0.07)
                                                                    ------           ------          ------
NET ASSET VALUE, END OF PERIOD                                      $ 7.90           $ 6.63          $ 7.94
                                                                    ======           ======          ======
TOTAL RETURN                                                         24.27%          (11.82)%        (19.92)%
                                                                    ======           ======          ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                               $2,912           $2,447          $2,385
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)                           1.01%            1.05%           1.08%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING INTEREST
EXPENSE                                                               1.00%            1.00%           1.00%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (1)              1.64%            2.47%           5.21%**
PORTFOLIO TURNOVER RATE                                                 98%             261%             38%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
   PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                      $0.15            $0.36           $0.25
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                                   3.19%            4.52%          12.95%**
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS              (0.54)%          (1.00)%         (6.66)%**
---------------------------------------------------------------------------------------------------------------



                                                                                    CLASS B
                                                                   ------------------------------------------
                                                                                                 PERIOD FROM
                                                                                                 OCTOBER 1,
                                                                   YEAR ENDED DECEMBER 31,        1997* TO
                                                                   -----------------------      DECEMBER 31,
            SELECTED PER SHARE DATA AND RATIOS                      1999            1998            1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 6.66          $ 8.03          $10.00
                                                                   ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                           0.13            0.12              --
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              1.46           (1.16)          (1.97)
                                                                   ------          ------          ------
    TOTAL FROM INVESTMENT OPERATIONS                                 1.59           (1.04)          (1.97)
                                                                   ------          ------          ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                              (0.30)          (0.33)             --
 IN EXCESS OF NET INVESTMENT INCOME                                 (0.02)             --              --
                                                                   ------          ------          ------
    TOTAL DISTRIBUTIONS                                             (0.32)          (0.33)             --
                                                                   ------          ------          ------
NET ASSET VALUE, END OF PERIOD                                     $ 7.93          $ 6.66          $ 8.03
                                                                   ======          ======          ======
TOTAL RETURN                                                        23.88%         (12.53)%        (19.70)%
                                                                   ======          ======          ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                              $1,372          $  761          $    0+
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                          1.25%           1.38%           1.18%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING INTEREST
EXPENSE                                                              1.25%           1.25%            N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)             1.39%           2.39%           4.24%**
PORTFOLIO TURNOVER RATE                                                98%            261%             38%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                     $0.17           $0.18             N/A
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                                  3.10%           5.03%            N/A
     NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS             (0.45)%         (1.27)%           N/A
-------------------------------------------------------------------------------------------------------------


 *COMMENCEMENT OF OPERATIONS
 **ANNUALIZED
 +AMOUNT IS LESS THAN $500.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO
-------------------------------------------------------------------------------


                                                                          CLASS A
                                               -------------------------------------------------------------
                                                                                                PERIOD FROM
                                                                                               FEBRUARY 24,
                                                         YEAR ENDED DECEMBER 31,                 1995* TO
                                               --------------------------------------------    DECEMBER 31,
    SELECTED PER SHARE DATA AND RATIOS           1999        1998        1997        1996          1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.71    $  15.38    $  14.41    $  11.42       $ 10.00
                                               --------    --------    --------    --------       -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                         0.81        0.47        0.42        0.37          0.26
 NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                 (0.98)      (2.32)       3.40        4.02          1.84
                                               --------    --------    --------    --------       -------
    TOTAL FROM INVESTMENT OPERATIONS              (0.17)      (1.85)       3.82        4.39          2.10
                                               --------    --------    --------    --------       -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                            (0.66)      (0.49)      (0.43)      (0.39)        (0.24)
 NET REALIZED GAIN                                   --       (0.10)      (2.16)      (1.01)        (0.44)
 IN EXCESS OF NET REALIZED GAIN                   (0.04)      (0.23)      (0.26)         --            --
                                               --------    --------    --------    --------       -------
    TOTAL DISTRIBUTIONS                           (0.70)      (0.82)      (2.85)      (1.40)        (0.68)
                                               --------    --------    --------    --------       -------
NET ASSET VALUE, END OF PERIOD                 $  11.84    $  12.71    $  15.38    $  14.41       $ 11.42
                                               ========    ========    ========    ========       =======
TOTAL RETURN                                      (1.48)%    (12.29)%    27.62%       39.56%        21.07%
                                               ========    ========    ========    ========       =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)          $311,064    $259,589    $361,549    $210,368       $69,509
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS (1)                                       1.00%       1.00%       1.00%       1.00%         1.00%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS (1)                                   6.52%       3.33%       2.72%       3.08%         4.04%**
PORTFOLIO TURNOVER RATE                              47%        117%        135%        171%          158%
 ------------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
      DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
       INCOME                                     $0.00+      $0.00+      $0.01       $0.02         $0.02
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                1.02%       1.04%       1.04%       1.14%         1.33%**
     NET INVESTMENT INCOME TO AVERAGE
       NET ASSETS                                  6.51%       3.30%       2.68%       2.93%         3.71%**
------------------------------------------------------------------------------------------------------------



                                                                                 CLASS B
                                                              ----------------------------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 2,
                                                                 YEAR ENDED DECEMBER 31,        1996*** TO
                                                              -----------------------------    DECEMBER 31,
            SELECTED PER SHARE DATA AND RATIOS                 1999       1998       1997          1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.67    $ 15.34    $ 14.39       $11.50
                                                              -------    -------    -------       ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                       0.82       0.47       0.47         0.35
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (1.02)     (2.35)      3.29         3.92
                                                              -------    -------    -------       ------
    TOTAL FROM INVESTMENT OPERATIONS                            (0.20)     (1.88)      3.76         4.27
                                                              -------    -------    -------       ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                          (0.63)     (0.46)     (0.39)       (0.37)
 NET REALIZED GAIN                                                 --      (0.10)     (2.16)       (1.01)
 IN EXCESS OF NET REALIZED GAIN                                 (0.04)     (0.23)     (0.26)          --
                                                              -------    -------    -------       ------
    TOTAL DISTRIBUTIONS                                         (0.67)     (0.79)     (2.81)       (1.38)
                                                              -------    -------    -------       ------
NET ASSET VALUE, END OF PERIOD                                $ 11.80    $ 12.67    $ 15.34       $14.39
                                                              =======    =======    =======       ======
TOTAL RETURN                                                    (1.73)%   (12.52)%    27.21%       38.23%
                                                              =======    =======    =======       ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                         $13,418    $13,523    $21,231       $8,734
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                      1.25%      1.25%      1.25%        1.25%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)         6.13%      3.23%      3.49%        2.91%**
PORTFOLIO TURNOVER RATE                                            47%       117%       135%         171%
 ------------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                 $0.00+     $0.01      $0.00+       $0.02
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                              1.27%      1.29%      1.28%        1.37%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 6.12%      3.20%      3.46%        2.79%**
------------------------------------------------------------------------------------------------------------


  * COMMENCEMENT OF OPERATIONS

 ** ANNUALIZED

*** THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.

  + AMOUNT IS LESS THAN $0.01 PER SHARE.

PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER      EUROPEAN REAL ESTATE
INSTITUTIONAL FUND, INC.                             PORTFOLIO
                                                     ASIAN REAL ESTATE PORTFOLIO
                                                     U.S. REAL ESTATE PORTFOLIO

                           ACCOUNT REGISTRATION FORM
           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

 ------------------------------------------------------------------------------

  Type of Registration: / / Incorporated / / Unincorporated Association / / Partnership / / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust -------------------- / / Other (SPECIFY) --------------------

               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER       BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY             COUNTRY            POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY             COUNTRY            POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for each Portfolio and Class B shares minimum $100,000 for each Portfolio. Please indicate Portfolio, class and amount for purchase of the following Portfolio(s):

 EUROPEAN REAL ESTATE PORTFOLIO  / / Class A Shares (001)         $ ----------  / / Class B Shares (002) $ --------------------
    ASIAN REAL ESTATE PORTFOLIO  / / Class A Shares (051)         $ ----------  / / Class B Shares (099) $ --------------------
     U.S. REAL ESTATE PORTFOLIO  / / Class A Shares (085)         $ ----------  / / Class B Shares (089) $ --------------------
                                 Total Initial Investment         $ ----------

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          ---------------------------------------

                          From
                          ---------------------------------------
                                 NAME OF PORTFOLIO
                             ------------------------------------------
                              ACCOUNT NUMBER

                          Account previously established by:

                          / / Phone exchange / / Wire on
                          ---------------------------------------
                                           DATE
                          --------------------------------------------------
                                     ACCOUNT NUMBER
                                               (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.
                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

          / /         I/we hereby authorize the Fund and its agents to
                      honor any telephone requests to wire redemption
                      proceeds to the commercial bank indicated at right
                      and/or mail redemption proceeds to the name and
                      address in which my/our fund account is registered
                      if such requests are believed to be authentic.      ------------------------
                      The Fund and the Fund's Transfer Agent will employ  NAME OF COMMERCIAL BANK (NOT SAVINGS BANK)
                      reasonable procedures to confirm that instructions  ------------------------
                      communicated by telephone are genuine. These        BANK ACCOUNT NUMBER
                      procedures include requiring the investor to        ------------------------
                      provide certain personal identification             BANK ABA NUMBER
                      information at the time an account is opened and    ------------------------
                      prior to effecting each transaction requested by    NAME(S) IN WHICH YOUR BANK ACCOUNT IS ESTABLISHED
                      telephone. In addition, all telephone transaction   ------------------------
                      requests will be recorded and investors may be      BANK'S STREET ADDRESS
                      required to provide additional telecopied written   ------------------------
                      instructions of transaction requests. Neither the   CITY STATE ZIP CODE
                      Fund nor the Transfer Agent will be responsible
                      for any loss, liability, cost or expense for
                      following instructions received by telephone that
                      it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                       STATE       ZIP CODE
            DEALER INFORMATION

                          ------------------------------------------------------
                              REPRESENTATIVE NAME  REPRESENTATIVE NUMBER  BRANCH
                                                                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.


                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.


                          NON-U.S. CITIZEN(S)/TAXPAYER(S):


                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.


                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->
                          -----------------------------------------------------
                          SIGNATURE                                   DATE

                          -----------------------------------------------------
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about each Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.



You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090; (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http:// www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------

A PORTFOLIO OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

INTERNATIONAL MAGNUM PORTFOLIO
THE INTERNATIONAL MAGNUM PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF NON-U.S. ISSUERS DOMICILED IN EAFE COUNTRIES.

INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE INTERNATIONAL MAGNUM PORTFOLIO (THE "PORTFOLIO").


THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------

INVESTMENT SUMMARY
     INTERNATIONAL MAGNUM PORTFOLIO                            1
     ADDITIONAL RISK FACTORS AND INFORMATION                   2
FEES AND EXPENSES OF THE PORTFOLIO                             4
INVESTMENT ADVISER                                             5
MANAGEMENT FEE                                                 5
PORTFOLIO MANAGER                                              6
DISTRIBUTION OF PORTFOLIO SHARES                               6
SHAREHOLDER INFORMATION                                        6
FINANCIAL HIGHLIGHTS                                           9
     INTERNATIONAL MAGNUM PORTFOLIO                            10
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
INTERNATIONAL MAGNUM PORTFOLIO
-------------------------------------------------------------------------------

THE INTERNATIONAL MAGNUM PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF NON-U.S. ISSUERS DOMICILED IN EAFE COUNTRIES.
--------------------------------------------------------------------------------

APPROACH

MSDW Investment Management seeks to achieve superior long-term returns by creating a portfolio of attractively valued international equity securities. To achieve this goal, MSDW Investment Management uses a combination of strategic geographic asset allocation and fundamental stock selection.


PROCESS

The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from MSDW Investment Management's Asset Allocation Group, which is made up of several of MSDW Investment Management's most senior investment officers. Once allocations to Europe, Asia and Japan have been determined, overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be attractively valued. The regional specialists analyze each company's finances, products and management, typically meeting with each company's management before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index, including emerging market countries.


RISK

Investing in the International Magnum Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of non-U.S. issuers in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors.


THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO. MSDW INVESTMENT MANAGEMENT MAY USE DERIVATIVES FOR OTHER PURPOSES, SUCH AS GAINING EXPOSURE TO FOREIGN MARKETS.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
MARCH 15, 1996
1997                          6.58%
1998                          7.33%
1999                          24.87%
HIGH (QUARTER)
1/98 - 3/98
14.26%
LOW (QUARTER)
7/98 - 9/98
-17.57%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                        CLASS A             CLASS B
                                       (COMMENCED          (COMMENCED
                                     OPERATIONS ON       OPERATIONS ON         MSCI EAFE
                                    MARCH 15, 1996)     MARCH 15, 1996)         INDEX*
-------------------------------------------------------------------------------------------
 PAST ONE YEAR                           24.87%              24.58%             26.96%
-------------------------------------------------------------------------------------------
 SINCE INCEPTION                         12.16%              11.87%             14.09%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE MSCI EAFE INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS IN EUROPE,
 AUSTRALASIA AND THE FAR EAST.

--------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

----------------------------------------------------------------------------
PRICE VOLATILITY

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

FOREIGN INVESTING
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. MSDW Investment Management may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, MSDW Investment Management cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.
EMERGING MARKET RISKS
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.
DERIVATIVES
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.
The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.


The Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.



INVESTMENT DISCRETION


In pursuing the Portfolio's investment objectives, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

BANK INVESTORS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.
PORTFOLIO TURNOVER

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIO
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                                               INTERNATIONAL MAGNUM PORTFOLIO
MANAGEMENT FEES
-----------------------------------------------------------------------------
 CLASS A                                                   0.80%
-----------------------------------------------------------------------------
 CLASS B                                                   0.80%

12b-1 FEE
-----------------------------------------------------------------------------
 CLASS A                                                    NONE
-----------------------------------------------------------------------------
 CLASS B                                                   0.25%

OTHER EXPENSES
-----------------------------------------------------------------------------
 CLASS A                                                   0.31%
-----------------------------------------------------------------------------
 CLASS B                                                   0.30%

TOTAL ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------
 CLASS A                                                   1.11%
-----------------------------------------------------------------------------
 CLASS B                                                   1.35%


*THE MANAGEMENT FEES FOR THE PORTFOLIO SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIO SO THAT TOTAL ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES DESCRIBED BELOW, WILL NOT EXCEED 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES.


IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR THE PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIO'S TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIO SHOWN ABOVE.



FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT, THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS IN THE PORTFOLIO, INCLUDING CERTAIN INVESTMENT RELATED EXPENSES, WERE 1.01% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES. EXCLUDING INVESTMENT RELATED EXPENSES, THE OPERATING EXPENSES AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WERE 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES.


FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                     1 YEAR           3 YEARS           5 YEARS           10 YEARS
INTERNATIONAL MAGNUM PORTFOLIO
---------------------------------------------------------------------------------------------------
 CLASS A                              $113             $353              $612              $1,352
---------------------------------------------------------------------------------------------------
 CLASS B                              $137             $428              $739              $1,624


--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately
$184.8 billion, including assets under fiduciary advice.


-------------------------------------------------------------------------------
MANAGEMENT FEE
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from the Portfolio the management fee set forth in the table below:



                                                              INTERNATIONAL MAGNUM PORTFOLIO
 MANAGEMENT FEE PAID IN FISCAL YEAR                          CLASS A                  CLASS B
 ENDED DECEMBER 31, 1999
                                                       --------------------------------------------
 (NET OF WAIVERS AND AS A PERCENTAGE OF AVERAGE NET
 ASSETS)                                                      0.70%                    0.70%

--------------------------------------------------------------------------------
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

THE FOLLOWING INDIVIDUAL HAS PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIO:
----------------------------------------------------------------------------

FRANCINE J. BOVICH

Francine J. Bovich is a Managing Director of MSDW Investment Management and Morgan Stanley. Prior to joining MSDW Investment Management in 1993, she was a Principal and Executive Vice President of Westwood Management Corp., a registered investment adviser. She began her investment career at Bankers Trust Company. She was also a Managing Director of Citicorp Investment Management, Inc., where she had responsibility for the Institutional Investment Management Group. Ms. Bovich serves as the U.S. Representative to the United Nations Investments Committee. Additionally, she serves as an Emeritus Trustee and Chair of the Investment Sub-Committee for Connecticut College. She is a former board member of the YWCA Retirement Fund. Ms. Bovich graduated from Connecticut College with a B.A. in Economics and received her M.B.A. in Finance from New York University. Ms. Bovich has had primary responsibility for managing the Portfolio's assets since its inception.


-------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------


Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolio. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.
PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of the Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.


You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.


To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

The Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend and to distribute net capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
The dividends and distributions you receive from the Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of the Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of the Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the financial performance of the Class A shares and Class B shares of the Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
INTERNATIONAL MAGNUM PORTFOLIO
-------------------------------------------------------------------------------


                                                                               CLASS A
                                                          -------------------------------------------------
                                                                                               PERIOD FROM
                                                                     YEAR ENDED                 MARCH 15,
                                                                    DECEMBER 31,                1996* TO
                                                          --------------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                          1999        1998        1997          1996
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  11.57    $  10.87    $  10.66       $ 10.00
                                                          --------    --------    --------       -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                                    0.19        0.14        0.17          0.06
 NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                             2.64        0.66        0.54          0.76
                                                          --------    --------    --------       -------
    TOTAL FROM INVESTMENT OPERATIONS                          2.83        0.80        0.71          0.82
                                                          --------    --------    --------       -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                       (0.15)      (0.10)      (0.41)        (0.13)
 IN EXCESS OF NET INVESTMENT INCOME                             --          --          --         (0.02)
 NET REALIZED GAIN                                           (0.63)         --       (0.09)        (0.01)
                                                          --------    --------    --------       -------
    TOTAL DISTRIBUTIONS                                      (0.78)      (0.10)      (0.50)        (0.16)
                                                          --------    --------    --------       -------
NET ASSET VALUE, END OF PERIOD                            $  13.62    $  11.57    $  10.87       $ 10.66
                                                          ========    ========    ========       =======
TOTAL RETURN                                                 24.87%       7.33%       6.58%         8.25%
                                                          ========    ========    ========       =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                     $188,586    $269,814    $159,096       $85,316
RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.01%       1.00%       1.00%         1.00%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  COUNTRY TAX AND INTEREST EXPENSE                            1.00%        N/A         N/A           N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                                  0.89%       1.34%       1.44%         0.99%**
PORTFOLIO TURNOVER RATE                                         59%         39%         41%           18%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE
   PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME              $0.02       $0.01       $0.02         $0.03
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                           1.11%       1.13%       1.19%         1.54%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS              0.80%       1.24%       1.25%         0.44%**
-----------------------------------------------------------------------------------------------------------



                                                                                 CLASS B
                                                              ----------------------------------------------
                                                                                                PERIOD FROM
                                                                       YEAR ENDED                MARCH 15,
                                                                      DECEMBER 31,               1996* TO
                                                              -----------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                             1999       1998       1997          1996
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.54    $ 10.84    $ 10.63       $ 10.00
                                                              -------    -------    -------       -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                       0.11       0.14       0.16          0.01
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          2.68       0.64       0.52          0.78
                                                              -------    -------    -------       -------
    TOTAL FROM INVESTMENT OPERATIONS                             2.79       0.78       0.68          0.79
                                                              -------    -------    -------       -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                          (0.12)     (0.08)     (0.38)        (0.13)
 IN EXCESS OF NET INVESTMENT INCOME                                --         --         --         (0.02)
 NET REALIZED GAIN                                              (0.63)        --      (0.09)        (0.01)
                                                              -------    -------    -------       -------
    TOTAL DISTRIBUTIONS                                         (0.75)     (0.08)     (0.47)        (0.16)
                                                              -------    -------    -------       -------
NET ASSET VALUE, END OF PERIOD                                $ 13.58    $ 11.54    $ 10.84       $ 10.63
                                                              =======    =======    =======       =======
TOTAL RETURN                                                    24.58%      7.13%      6.33%         7.90%
                                                              =======    =======    =======       =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                         $30,770    $26,151    $28,217       $23,173
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                      1.25%      1.25%      1.25%         1.25%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDING
  COUNTRY TAX AND INTEREST EXPENSE                               1.25%       N/A        N/A           N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (2)         0.87%      1.24%      1.19%         0.60%**
PORTFOLIO TURNOVER RATE                                            59%        39%        41%           18%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME                 $0.01      $0.01      $0.02         $0.01
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                              1.35%      1.37%      1.44%         1.69%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 0.54%      1.14%      1.00%         0.15%**
------------------------------------------------------------------------------------------------------------


 *COMMENCEMENT OF OPERATIONS
 **ANNUALIZED

A PORTFOLIO OF [ICON] MORGAN STANLEY DEAN WITTER
INSTITUTIONAL FUND, INC.                             INTERNATIONAL MAGNUM
                                                     PORTFOLIO


                           ACCOUNT REGISTRATION FORM
           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

 ------------------------------------------------------------------------------

  Type of Registration: / / Incorporated/ / Unincorporated Association/ / Partnership
/ / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust ------ / / Other (SPECIFY) ------

               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER       BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           --------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           ---------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           --------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           ---------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           --------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           ---------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for the Portfolio and Class B shares minimum $100,000 for the Portfolio. Please indicate class and amount for purchase of the following Portfolio:

          INTERNATIONAL MAGNUM PORTFOLIO      / / Class A Shares (090)  $---------  / / Class B Shares (033) $ ------
                                              Total Initial Investment  $---------

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          --------------------------------

                          From
                          --------------------------------
                                 NAME OF PORTFOLIO
                             -----------------------------------
                              ACCOUNT NUMBER

                          Account previously established by:

                          / / Phone exchange / / Wire on
                          --------------------------------
                                           DATE
                                     -------------------------------------------
                                     ACCOUNT NUMBER
                                               (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.

                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.

                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

          / /         I/we hereby authorize the Fund and its agents to honor
                      any telephone requests to wire redemption proceeds to
                      the commercial bank indicated at right and/or mail
                      redemption proceeds to the name and address in which
                      my/our fund account is registered if such requests are   --------
                      believed to be authentic.                                NAME OF COMMERCIAL BANK (NOT SAVINGS BANK)
                      The Fund and the Fund's Transfer Agent will employ       --------
                      reasonable procedures to confirm that instructions       BANK ACCOUNT NUMBER
                      communicated by telephone are genuine. These procedures  --------
                      include requiring the investor to provide certain        BANK ABA NUMBER
                      personal identification information at the time an       --------
                      account is opened and prior to effecting each            NAME(S) IN WHICH YOUR BANK ACCOUNT IS ESTABLISHED
                      transaction requested by telephone. In addition, all     --------
                      telephone transaction requests will be recorded and      BANK'S STREET ADDRESS
                      investors may be required to provide additional          --------
                      telecopied written instructions of transaction           CITY STATE ZIP CODE
                      requests. Neither the Fund nor the Transfer Agent will
                      be responsible for any loss, liability, cost or expense
                      for following instructions received by telephone that
                      it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                       STATE       ZIP CODE
            DEALER INFORMATION

                          --------------------------------------------------
                          REPRESENTATIVE NAME  REPRESENTATIVE NUMBER    BRANCH
                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.


                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.


                          NON-U.S. CITIZEN(S)/TAXPAYER(S):


                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.


                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->
                          --------------------------------
                          SIGNATURE     DATE
                          --------------------------------
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http:// www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[ICON] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------
PORTFOLIOS OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

ASIAN EQUITY PORTFOLIO
THE ASIAN EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ASIAN ISSUERS.

JAPANESE EQUITY PORTFOLIO
THE JAPANESE EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF JAPANESE ISSUERS.

INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED


MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE PORTFOLIOS LISTED ABOVE (EACH A "PORTFOLIO" AND COLLECTIVELY THE "PORTFOLIOS").



THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------

INVESTMENT SUMMARY
     ASIAN EQUITY PORTFOLIO                                   1
     JAPANESE EQUITY PORTFOLIO                                2
     ADDITIONAL RISK FACTORS AND INFORMATION                  3
FEES AND EXPENSES OF THE PORTFOLIOS                           5
INVESTMENT ADVISER                                            6
MANAGEMENT FEES                                               6
PORTFOLIO MANAGERS                                            7
DISTRIBUTION OF PORTFOLIO SHARES                              8
SHAREHOLDER INFORMATION                                       8
FINANCIAL HIGHLIGHTS                                          10
     ASIAN EQUITY PORTFOLIO                                   11
     JAPANESE EQUITY PORTFOLIO                                12
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
ASIAN EQUITY PORTFOLIO
-------------------------------------------------------------------------------

THE ASIAN EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ASIAN ISSUERS.
--------------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of issuers in Asian countries, excluding Japan. MSDW Investment Management employs a disciplined, value-oriented approach to security selection, focusing on larger companies with strong management teams. MSDW Investment Management evaluates top-down country risk factors and opportunities when determining position sizes and overall exposure to individual markets.
PROCESS

MSDW Investment Management emphasizes its internal research of the leading companies as the basis for stock selection. This research process encompasses analysis of historical financial statements, identification of the potential for future earnings and cash flows, valuation of key assets, discussions with analysts to determine consensus expectations and an evaluation of the strength and depth of management. Visits with management are central to this process. Depending on the type of company, factors considered in selecting securities include price to sales, price to earnings, price to cash flow, price to book value and price to replacement value of assets. MSDW Investment Management considers valuation on an absolute basis and relative to market average and comparable companies in the region and emphasizes stocks where a catalyst can be identified which will correct undervaluation. MSDW Investment Management combines bottom-up stock evaluation with a thorough analysis of risk factors and opportunities within individual Asian countries. The team evaluates macroeconomic and political factors when determining overall exposures within individual countries.

RISK

Investing in the Asian Equity Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets in the hope of earning superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of Asian issuers, may underperform relative to other sectors.

THE PORTFOLIO INVESTS PRIMARILY IN EMERGING MARKET COUNTRIES. EMERGING MARKET COUNTRIES ARE COUNTRIES THAT MAJOR INTERNATIONAL FINANCIAL INSTITUTIONS, SUCH AS THE WORLD BANK, GENERALLY CONSIDER TO BE LESS ECONOMICALLY MATURE THAN DEVELOPED NATIONS, SUCH AS THE UNITED STATES OR MOST NATIONS IN WESTERN EUROPE. EMERGING MARKET COUNTRIES CAN INCLUDE EVERY NATION IN THE WORLD EXCEPT THE UNITED STATES, CANADA, JAPAN, AUSTRALIA, NEW ZEALAND, AND MOST COUNTRIES LOCATED IN WESTERN EUROPE. EMERGING MARKET COUNTRIES MAY BE MORE LIKELY TO EXPERIENCE POLITICAL TURMOIL OR RAPID CHANGES IN ECONOMIC CONDITIONS THAN MORE DEVELOPED COUNTRIES, AND THE FINANCIAL CONDITION OF ISSUERS IN EMERGING MARKET COUNTRIES MAY BE MORE PRECARIOUS THAN IN OTHER COUNTRIES. THESE CHARACTERISTICS RESULT IN GREATER RISK OF PRICE VOLATILITY IN EMERGING MARKET COUNTRIES, WHICH MAY BE HEIGHTENED BY CURRENCY FLUCTUATIONS RELATIVE TO THE U.S. DOLLAR.

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON JULY
1, 1991
1992                          26.42%
1993                          105.71%
1994                          -15.81%
1995                          6.87%
1996                          3.49%
1997                          -48.29%
1998                          -11.38%
1999                          81.00%
HIGH (QUARTER)
10/93 - 12/93
49.56%
LOW (QUARTER)
10/97 - 12/97
-37.43%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                   CLASS A          CLASS B             MSCI ALL-COUNTRY
                                  (COMMENCED       (COMMENCED            FAR EAST FREE
                                OPERATIONS ON    OPERATIONS ON          EX-JAPAN INDEX*
                                JULY 1, 1991)   JANUARY 2, 1996)    CLASS A        CLASS B
----------------------------------------------------------------------------------------------
 PAST ONE YEAR                      81.00%           79.95%          59.40%         59.40%
----------------------------------------------------------------------------------------------
 PAST FIVE YEARS                    -1.71%            N/A            0.78%           N/A
----------------------------------------------------------------------------------------------
 SINCE INCEPTION                    9.06%            -4.15%          10.20%         -1.21%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE MSCI ALL-COUNTRY FAR EAST FREE EX-JAPAN INDEX IS AN UNMANAGED INDEX OF
 COMMON STOCKS AND INCLUDES CHINA, INDONESIA, HONG KONG, THE PHILIPPINES, KOREA, SINGAPORE, TAIWAN AND THAILAND.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
JAPANESE EQUITY PORTFOLIO
-------------------------------------------------------------------------------

THE JAPANESE EQUITY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF JAPANESE ISSUERS.
--------------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of Japanese issuers that are undervalued relative to their intrinsic assets, cash flow and earnings potential.

PROCESS

MSDW Investment Management conducts a quantitative screening of Japanese companies, including both large-cap and small-cap issuers. The screening is designed to identify undervalued issuers, based on price-to-book value, price-to-cash flow and other value-oriented criteria. MSDW Investment Management analysts conduct fundamental analysis on the 25% of companies that quantitative screening indicate are most undervalued, with an emphasis on financial structure, strategic value of assets, business franchise, product line and management quality and focus. Company visits also are a normal part of the investment process. MSDW Investment Management closely monitors companies that are no longer among the 25% most undervalued and generally sells the securities following a material fundamental disappointment in earnings or when they are no longer among the one-third most undervalued securities.


RISK

Investing in the Japanese Equity Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in Japan in the hope of achieving superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of Japanese issuers, may underperform relative to other sectors.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
APRIL 25, 1994
1995                          -3.64%
1996                          -1.40%
1997                          -9.23%
1998                          8.82%
1999                          63.75%
HIGH (QUARTER)
4/97 - 6/97
25.58%
LOW (QUARTER)
10/97 - 12/97
-20.29%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                                    CLASS A          CLASS B
                                  (COMMENCED        (COMMENCED
                                 OPERATIONS ON    OPERATIONS ON           MSCI JAPAN INDEX*
                                APRIL 25, 1994)  JANUARY 2, 1996)     CLASS A          CLASS B
--------------------------------------------------------------------------------------------------
 PAST ONE YEAR                      63.75%            63.46%           61.53%          61.53%
--------------------------------------------------------------------------------------------------
 PAST FIVE YEARS                     8.97%             N/A             1.96%             N/A
--------------------------------------------------------------------------------------------------
 SINCE INCEPTION                     7.52%            12.01%           2.07%            2.48%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE MSCI JAPAN INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------


THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

----------------------------------------------------------------------------

PRICE VOLATILITY

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of market volatility, there is a risk that you might lose money by investing in a Portfolio.


FOREIGN INVESTING
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a Portfolio's investments generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. MSDW Investment Management may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, MSDW Investment Management cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

DERIVATIVES
The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.


The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.



A Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to a Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

INVESTMENT DISCRETION


In pursuing the Portfolios' investment objectives, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.


BANK INVESTORS

An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Asian Equity Portfolio may engage in frequent trading of securities to achieve its investment objective.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                                          ASIAN EQUITY  JAPANESE EQUITY
                                           PORTFOLIO       PORTFOLIO
MANAGEMENT FEES
-----------------------------------------------------------------------
 CLASS A                                     0.80%           0.80%
-----------------------------------------------------------------------
 CLASS B                                     0.80%           0.80%

12b-1 FEE
-----------------------------------------------------------------------
 CLASS A                                      NONE           NONE
-----------------------------------------------------------------------
 CLASS B                                     0.25%           0.25%

OTHER EXPENSES
-----------------------------------------------------------------------
 CLASS A                                     0.81%           0.34%
-----------------------------------------------------------------------
 CLASS B                                     0.82%           0.34%

TOTAL ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------
 CLASS A                                     1.61%           1.14%
-----------------------------------------------------------------------
 CLASS B                                     1.87%           1.39%



*THE MANAGEMENT FEES FOR THE PORTFOLIOS SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIOS SO THAT ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES, AS DESCRIBED BELOW, WILL NOT EXCEED 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES.



IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR A PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIOS' TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIOS SHOWN ABOVE.



FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVER AND/ OR EXPENSE REIMBURSEMENT, THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS, INCLUDING CERTAIN INVESTMENT RELATED EXPENSES, WERE 1.07% FOR CLASS A SHARES AND 1.32% FOR CLASS B SHARES OF THE ASIAN EQUITY PORTFOLIO AND 1.01% FOR CLASS A SHARES AND 1.26% FOR CLASS B SHARES OF THE JAPANESE EQUITY PORTFOLIO. EXCLUDING INVESTMENT RELATED EXPENSES, THE OPERATING EXPENSES AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WERE 1.00% FOR CLASS A SHARES AND 1.25% FOR CLASS B SHARES.


FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------
The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
ASIAN EQUITY PORTFOLIO
------------------------------------------------------------------
 CLASS A                         $164    $508     $876     $1,911
------------------------------------------------------------------
 CLASS B                         $190    $588    $1,011    $2,190

JAPANESE EQUITY PORTFOLIO
------------------------------------------------------------------
 CLASS A                         $116    $362     $628     $1,386
------------------------------------------------------------------
 CLASS B                         $142    $440     $761     $1,669


--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies (with MSDW Investment Management, the "MSDW Investment Management Group"), managed assets of approximately
$184.8 billion, including assets under fiduciary advice.


-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from each Portfolio the management fee set forth in the table below:



                                     ASIAN            JAPANESE
                                     EQUITY            EQUITY
                                   PORTFOLIO         PORTFOLIO
                                ----------------------------------
 MANAGEMENT FEE PAID IN FISCAL
 YEAR                           CLASS A  CLASS B  CLASS A  CLASS B
 ENDED DECEMBER 31, 1999
                                ----------------------------------
 (NET OF WAIVERS AND AS A
 PERCENTAGE OF AVERAGE NET
 ASSETS)                         0.26%    0.26%    0.67%    0.67%

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------


SUBJECT TO THE SUPERVISION OF MSDW INVESTMENT MANAGEMENT AND ITS INVESTMENT MANAGEMENT COMMITTEE, THE FOLLOWING INDIVIDUALS, EACH OF WHOM IS EMPLOYED BY A MEMBER OF THE MSDW INVESTMENT MANAGEMENT GROUP, HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIOS:

----------------------------------------------------------------------------
ASIAN EQUITY PORTFOLIO

ASHUTOSH SINHA, PRINCIPAL


Ashutosh Sinha joined MSDW Investment Management Group in 1995. Currently, he is a member of the Group's Emerging Markets Equity Group, focusing primarily on Asian Markets other than Japan. Prior to 1995, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. Mr. Sinha graduated from the Indian Institute of Technology, Kanpur, with a degree in Electrical Engineering and received an M.B.A from the Indian Institute of Management, Calcutta. Mr. Sinha has had primary responsibility for managing the Portfolio's assets since August 1996.


JAPANESE EQUITY PORTFOLIO

JOHN R. ALKIRE, MANAGING DIRECTOR AND KUNIHIKO SUGIO, MANAGING DIRECTOR


John R. Alkire joined MSDW Investment Management Group in 1981 to initiate foreign equity sales and trading to Pacific basin institutions and was appointed President of Morgan Stanley Investment Advisory, Japan in October 1993. Prior to 1993, he specialized in Japanese warrants and cash equity sales and trading to Japanese financial institutions in the Tokyo office. Mr. Alkire is a graduate of the University of Victoria, Canada. Kunihiko Sugio joined MSDW Investment Management Group in 1993. Currently, he manages dedicated Japanese equity portfolios. Prior to 1993, he worked with Baring International Investment Management, Tokyo, where he was a Director and fund manager. Mr. Sugio graduated from Wakayama Kokuritsu University. Messrs. Alkire and Sugio have shared primary responsibility for managing the Portfolio's assets since its inception in 1995.

--------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------


Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").


HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.


You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.


To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.
HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, a Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.


EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend and to distribute net capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the financial performance of the Class A shares and Class B shares of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
ASIAN EQUITY PORTFOLIO
-------------------------------------------------------------------------------


                                                                      CLASS A
                                               -----------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS               1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   8.01    $  9.43   $  18.73   $  19.48   $  21.54
                                               --------    -------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                         0.06       0.12       0.14       0.17       0.18
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                     6.42      (1.24)     (8.93)      0.50       1.11
                                               --------    -------   --------   --------   --------
    TOTAL FROM INVESTMENT OPERATIONS               6.48      (1.12)     (8.79)      0.67       1.29
                                               --------    -------   --------   --------   --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                            (0.10)     (0.30)     (0.00)+    (0.15)     (0.34)
 IN EXCESS OF NET INVESTMENT INCOME                  --         --         --      (0.00)+    (0.00)+
 NET REALIZED GAIN                                   --         --         --      (1.27)     (3.01)
 IN EXCESS OF NET REALIZED GAIN                      --         --      (0.51)        --         --
                                               --------    -------   --------   --------   --------
    TOTAL DISTRIBUTIONS                           (0.10)     (0.30)     (0.51)     (1.42)     (3.35)
                                               --------    -------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                 $  14.39    $  8.01   $   9.43   $  18.73   $  19.48
                                               ========    =======   ========   ========   ========
TOTAL RETURN                                      81.00%    (11.38)%   (48.29)%     3.49%      6.87%
                                               ========    =======   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)          $103,513    $51,334    $85,503   $363,498   $314,884
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)        1.07%      1.19%      1.12%      1.00%      1.00%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  EXCLUDING INTEREST EXPENSE                       1.00%      1.00%      1.00%       N/A        N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                       0.58%      1.36%      0.47%      0.74%      0.97%
PORTFOLIO TURNOVER RATE                             197%       151%       107%        69%        42%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
     DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME                                       $0.06      $0.05      $0.05      $0.05      $0.03
    RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                1.61%      1.79%      1.31%      1.25%      1.18%
     NET INVESTMENT INCOME TO AVERAGE NET
       ASSETS                                      0.04%      0.76%      0.29%      0.54%      0.79%
----------------------------------------------------------------------------------------------------



                                                                  CLASS B
                                               ----------------------------------------------
                                                                                 PERIOD FROM
                                                                                 JANUARY 2,
                                                   YEAR ENDED DECEMBER 31,       1996*** TO
                                               -------------------------------  DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS               1999       1998       1997         1996
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  7.97    $  9.40    $ 18.74      $ 19.55
                                                -------    -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                         0.05       0.07       0.03         0.11
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                       6.34      (1.20)     (8.86)        0.46
                                                -------    -------    -------      -------
    TOTAL FROM INVESTMENT OPERATIONS               6.39      (1.13)     (8.83)        0.57
                                                -------    -------    -------      -------
DISTRIBUTIONS
 NET INVESTMENT INCOME                            (0.08)     (0.30)     (0.00)+      (0.11)
 IN EXCESS OF NET INVESTMENT INCOME                  --         --         --           --
 NET REALIZED GAIN                                   --         --         --        (1.27)
 IN EXCESS OF NET REALIZED GAIN                      --         --      (0.51)          --
                                                -------    -------    -------      -------
    TOTAL DISTRIBUTIONS                           (0.08)     (0.30)     (0.51)       (1.38)
                                                -------    -------    -------      -------
NET ASSET VALUE, END OF PERIOD                  $ 14.28    $  7.97    $  9.40      $ 18.74
                                                =======    =======    =======      =======
TOTAL RETURN                                      79.95%    (11.53)%   (48.48)%       2.92%
                                                =======    =======    =======      =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)           $ 2,828    $ 1,487    $ 1,468      $11,002
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)        1.32%      1.47%      1.37%        1.25%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS
EXCLUDING INTEREST EXPENSE                         1.25%      1.25%      1.25%         N/A
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
ASSETS (2)                                         0.33%      1.06%      0.18%        0.58%**
PORTFOLIO TURNOVER RATE                             197%       151%       107%          69%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION
     DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME                                       $0.08      $0.04      $0.04        $0.04
    RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                1.87%      2.07%      1.56%        1.52%**
     NET INVESTMENT INCOME (LOSS) TO AVERAGE
     NET ASSETS                                   (0.22)%     0.46%     (0.01)%       0.37%**
---------------------------------------------------------------------------------------------


 **ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996. +AMOUNT IS LESS THAN $0.01 PER SHARE.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
JAPANESE EQUITY PORTFOLIO
-------------------------------------------------------------------------------


                                                                       CLASS A
                                               --------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS              1999++      1998       1997      1996++        1995
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  6.18    $  5.89   $   7.96   $   9.27     $   9.83
                                                -------    -------   --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (1)                 (0.02)      0.04       0.17         --         0.04
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS+                                    3.96       0.48      (0.94)     (0.13)       (0.40)
                                                -------    -------   --------   --------     --------
    TOTAL FROM INVESTMENT OPERATIONS               3.94       0.52      (0.77)     (0.13)       (0.36)
                                                -------    -------   --------   --------     --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                               --      (0.23)     (1.30)     (0.66)          --
 IN EXCESS OF NET INVESTMENT INCOME                  --         --         --      (0.52)       (0.20)
                                                -------    -------   --------   --------     --------
    TOTAL DISTRIBUTIONS                              --      (0.23)     (1.30)     (1.18)       (0.20)
                                                -------    -------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD                  $ 10.12    $  6.18   $   5.89   $   7.96     $   9.27
                                                =======    =======   ========   ========     ========
TOTAL RETURN                                      63.75%      8.82%     (9.23)%    (1.40)%      (3.64)%
                                                =======    =======   ========   ========     ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)           $73,666    $57,755    $77,086   $152,229     $119,278
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)        1.01%      1.11%      1.06%      1.00%        1.00%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  EXCLUDING INTEREST EXPENSE                       1.00%      1.00%      1.00%       N/A          N/A
RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS (1)                          (0.28)%     0.03%     (0.21)%    (0.04)%       0.15%
PORTFOLIO TURNOVER RATE                              26%        66%        40%        38%          52%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
    DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
       INCOME (LOSS)                              $0.01      $0.01      $0.01      $0.01        $0.06
    RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                1.14%      1.30%      1.14%      1.07%        1.20%
     NET INVESTMENT LOSS TO AVERAGE NET
       ASSETS                                     (0.41)%    (0.14)%    (0.28)%    (0.11)%      (0.05)%
-------------------------------------------------------------------------------------------------------



                                                               CLASS B
                                               ----------------------------------------
                                                                           PERIOD FROM
                                                                           JANUARY 2,
                                                YEAR ENDED DECEMBER 31,     1996** TO
                                               -------------------------  DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS             1999++    1998     1997       1996++
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  6.13  $  5.87  $ 7.94      $ 9.25
                                               -------  -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (LOSS) (2)                 0.08    (0.09)   0.09       (0.02)
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                      3.81     0.58   (0.89)      (0.14)
                                               -------  -------  ------      ------
    TOTAL FROM INVESTMENT OPERATIONS              3.89     0.49   (0.80)      (0.16)
                                               -------  -------  ------      ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                              --    (0.23)  (1.27)      (0.64)
 IN EXCESS OF NET INVESTMENT INCOME                 --       --      --       (0.51)
                                               -------  -------  ------      ------
    TOTAL DISTRIBUTIONS                             --    (0.23)  (1.27)      (1.15)
                                               -------  -------  ------      ------
NET ASSET VALUE, END OF PERIOD                 $ 10.02  $  6.13  $ 5.87      $ 7.94
                                               =======  =======  ======      ======
TOTAL RETURN                                     63.46%    8.33%  (9.64)%     (1.67)%
                                               =======  =======  ======      ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)          $ 3,538  $ 1,083  $1,703      $3,431
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)       1.26%    1.36%   1.31%       1.25%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS
EXCLUDING INTEREST
  EXPENSE                                         1.25%    1.25%   1.25%        N/A
RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS (2)                           (0.57)%   (0.25)%  (0.53)%     (0.26)%*
PORTFOLIO TURNOVER RATE                             26%      66%     40%         38%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT
     INCOME (LOSS)                               $0.01    $0.02   $0.01       $0.01
    RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS               1.39%    1.55%   1.38%       1.31%*
     NET INVESTMENT LOSS TO AVERAGE NET
     ASSETS                                      (0.67)%   (0.42)%  (0.60)%     (0.32)%*
---------------------------------------------------------------------------------------


  *ANNUALIZED
 **THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.
 +THE AMOUNT SHOWN FOR THE YEAR ENDED DECEMBER 31, 1995 FOR A SHARE OUTSTANDING
  THROUGHOUT THE YEAR DOES NOT AGREE WITH THE AMOUNT OF AGGREGATE NET GAINS ON INVESTMENTS FOR THE YEAR BECAUSE OF THE TIMING OF SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS IN THE PORTFOLIO.

  ++PER SHARE AMOUNTS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1996 ARE BASED
    ON AVERAGE SHARES OUTSTANDING.

PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER      ASIAN EQUITY PORTFOLIO
INSTITUTIONAL FUND, INC.                             JAPANESE EQUITY PORTFOLIO

                           ACCOUNT REGISTRATION FORM
           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

                           -----------------------------------------------------

  Type of Registration: / / Incorporated/ / Unincorporated Association/ / Partnership
/ / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust -------------------- / / Other (SPECIFY) --------------------

               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY COUNTRY POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY COUNTRY POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")
                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")
                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")
                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for each Portfolio and Class B shares minimum $100,000 for each Portfolio.

                          Please indicate Portfolio, class and amount for purchase of the following Portfolio(s):

        ASIAN EQUITY PORTFOLIO  / / Class A Shares (057) $---------  / / Class B Shares (035) $ --------------------
     JAPANESE EQUITY PORTFOLIO  / / Class A Shares (080) $---------  / / Class B Shares (068) $ --------------------
                                Total Initial Investment $---------


          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          ---------------------------------------

                          From
                          ---------------------------------------
                          NAME OF PORTFOLIO
                             ------------------------------------------
                             ACCOUNT NUMBER

                          Account previously established by:

                          / / Phone exchange / / Wire on
                          ---------------------------------------
                                     DATE
                          --------------------------------------------------
                                     ACCOUNT NUMBER
                                     (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.

                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.

                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

          / /         I/we hereby authorize the Fund and its agents to honor
                      any telephone requests to wire redemption proceeds to
                      the commercial bank indicated at right and/or mail
                      redemption proceeds to the name and address in which
                      my/our fund account is registered if such requests are   ------------------------
                      believed to be authentic.                                NAME OF COMMERCIAL BANK (NOT SAVINGS BANK)
                      The Fund and the Fund's Transfer Agent will employ       ------------------------
                      reasonable procedures to confirm that instructions       BANK ACCOUNT NUMBER
                      communicated by telephone are genuine. These procedures  ------------------------
                      include requiring the investor to provide certain        BANK ABA NUMBER
                      personal identification information at the time an       ------------------------
                      account is opened and prior to effecting each            NAME(S) IN WHICH YOUR BANK ACCOUNT IS
                      transaction requested by telephone. In addition, all     ESTABLISHED
                      telephone transaction requests will be recorded and      ------------------------
                      investors may be required to provide additional          BANK'S STREET ADDRESS
                      telecopied written instructions of transaction           ------------------------
                      requests. Neither the Fund nor the Transfer Agent will   CITY STATE ZIP CODE
                      be responsible for any loss, liability, cost or expense
                      for following instructions received by telephone that
                      it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                          STATE ZIP CODE
            DEALER INFORMATION

                          ------------------------------------------------------
                              REPRESENTATIVE NAME  REPRESENTATIVE NUMBER  BRANCH
                                                                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.


                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.


                          NON-U.S. CITIZEN(S)/TAXPAYER(S):


                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.


                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->

                          ---------------------------------------
                          SIGNATURE     DATE
                          ---------------------------------------
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about each Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during that period.


For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.



You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------
PORTFOLIOS OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

CHINA GROWTH PORTFOLIO

THE CHINA GROWTH PORTFOLIO SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ISSUERS IN THE PEOPLE'S REPUBLIC OF CHINA, HONG KONG AND TAIWAN.


GOLD PORTFOLIO
THE GOLD PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN THE EQUITY SECURITIES OF FOREIGN AND DOMESTIC ISSUERS ENGAGED IN GOLD-RELATED ACTIVITIES.

MICROCAP PORTFOLIO
THE MICROCAP PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH ORIENTED EQUITY SECURITIES OF SMALL CORPORATIONS.

MORTGAGE-BACKED SECURITIES PORTFOLIO
THE MORTGAGE-BACKED SECURITIES PORTFOLIO SEEKS TO PRODUCE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN A VARIETY OF INVESTMENT GRADE MORTGAGE-BACKED SECURITIES.


MUNICIPAL BOND PORTFOLIO


THE MUNICIPAL BOND PORTFOLIO SEEKS TO PRODUCE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL BY INVESTING PRIMARILY IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM FEDERAL INCOME TAX.


INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE PORTFOLIOS LISTED ABOVE (EACH A "PORTFOLIO" AND COLLECTIVELY THE "PORTFOLIOS"). THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITES PORTFOLIOS CURRENTLY ARE NOT BEING OFFERED. THE GOLD PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS WITH THE EXCEPTION OF CERTAIN MORGAN STANLEY EMPLOYEES AND CUSTOMERS, CERTAIN TAX-QUALIFIED RETIREMENT PLANS AND OTHER INVESTMENT COMPANIES ADVISED BY MSDW INVESTMENT MANAGEMENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------


INVESTMENT SUMMARY
     CHINA GROWTH PORTFOLIO                                    1
     GOLD PORTFOLIO                                            2
     MICROCAP PORTFOLIO                                        3
     MORTGAGE-BACKED SECURITIES PORTFOLIO                      4
     MUNICIPAL BOND PORTFOLIO                                  5
     ADDITIONAL RISK FACTORS AND INFORMATION                   6
FEES AND EXPENSES OF THE PORTFOLIOS                            8
INVESTMENT ADVISER AND SUB-ADVISER                             9
MANAGEMENT FEES                                                9
PORTFOLIO MANAGERS                                            10
DISTRIBUTION OF PORTFOLIO SHARES                              11
SHAREHOLDER INFORMATION                                       11

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
CHINA GROWTH PORTFOLIO
-------------------------------------------------------------------------------
THE CHINA GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ISSUERS IN THE PEOPLE'S REPUBLIC OF CHINA, HONG KONG AND TAIWAN.
APPROACH
MSDW Investment Management seeks to maximize long-term capital appreciation by investing in the equity securities of issuers located in The People's Republic of China, Hong Kong and Taiwan that exhibit strong or accelerating earnings growth. In addition, the Portfolio may also invest in securities of issuers located in other Asian countries, such as Singapore, Malaysia, the Philippines, Indonesia, Korea, Vietnam and Thailand.
PROCESS
MSDW Investment Management relies on its research capabilities, analytical resources and experience to identify well established companies with consistent or rising earnings growth records and that present accelerating growth prospects. MSDW Investment Management rigorously studies company developments, including changes in strategy, management focus and results, and closely monitors analysts' expectations to ascertain issuers that have the potential for positive earnings surprises versus consensus expectations.
RISK
Investing in the China Growth Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in China and other foreign countries in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of Chinese issuers, may underperform relative to other sectors.
           INVESTING IN FOREIGN COUNTRIES, PARTICULARLY EMERGING MARKETS, ENTAILS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO. THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED.


A BAR CHART AND TABLE SHOWING THE PERFORMANCE OF THE PORTFOLIO IS NOT PROVIDED BECAUSE, AS OF DECEMBER 31, 1999, THE CHINA GROWTH PORTFOLIO HAD NOT COMMENCED OPERATIONS.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
GOLD PORTFOLIO
-------------------------------------------------------------------------------

THE GOLD PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF ISSUERS ENGAGED IN GOLD-RELATED ACTIVITIES.
APPROACH
MSDW Investment Management and Sun Valley Gold Company ("Sun Valley Gold") as investment sub-adviser, seek to maximize long-term capital appreciation by investing in domestic and foreign companies engaged in the exploration, mining, fabrication, processing, distribution or trading of gold and, to a lesser extent, other precious metals.
PROCESS
Sun Valley Gold employs a flexible investment program in an attempt to identify securities of issuers engaged in gold-related activities that offer the potential for capital appreciation. Sun Valley Gold evaluates various countries and regions based on factors such as political stability and economic outlook. Based on this evaluation, they select particular countries and issuers for investment by the Portfolio. Because most of the world's gold production is outside of the United States, the Portfolio frequently invests in securities of foreign issuers, particularly those located in Canada, Australia and South Africa.
RISK
Investing in the Gold Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of foreign and domestic issuers engaged in gold-related activities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). The Portfolio's concentration in investments in gold-related issuers may expose it to risks unique to that industry. In addition, at times the Portfolio's market sector, securities of gold-related related issuers, may underperform relative to other sectors.
TO THE EXTENT THAT THE PORTFOLIO INVESTS IN SECURITIES OF FOREIGN ISSUERS, THERE IS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF A PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. SUN VALLEY GOLD MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, SUN VALLEY GOLD CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
FEBRUARY 1, 1994
1995                          13.21%
1996                          16.94%
1997                          -55.64%
HIGH (QUARTER)
1/96-3/96
34.50%
LOW (QUARTER)
10/97-12/97
-34.99%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)


                                     CLASS A           CLASS B                PHILADELPHIA
                                   (COMMENCED         (COMMENCED             GOLD AND SILVER
                                  OPERATIONS ON     OPERATIONS ON                INDEX*
                                FEBRUARY 1, 1994)  JANUARY 2, 1996)     CLASS A          CLASS B
----------------------------------------------------------------------------------------------------
 PAST ONE YEAR                          %                 %                %                %
----------------------------------------------------------------------------------------------------
 SINCE INCEPTION                        %                 %                %                %

THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE PHILADELPHIA GOLD AND SILVER INDEX IS AN UNMANAGED INDEX COMPRISED OF THE
 LEADING COMPANIES INVOLVED IN THE MINING OF GOLD AND SILVER.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
MICROCAP PORTFOLIO
-------------------------------------------------------------------------------
THE MICROCAP PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF SMALL COMPANIES.
APPROACH
MSDW Investment Management seeks to maximize long-term capital appreciation by investing in small, growth-oriented domestic and, to a limited extent, foreign companies. The universe of eligible companies generally includes those with annual gross revenues of $150 million or less or market capitalizations of $250 million or less.
PROCESS
MSDW Investment Management employs a flexible investment program in an attempt to identify issuers early in their life cycle with the potential for long-term growth. MSDW Investment Management uses its judgment and research capabilities to assess economic, industry, market and company developments to identify promising companies that are expected to benefit from new technology or new products or services. In addition, MSDW Investment Management looks for special developments, such as research discoveries, changes in customer demand, rejuvenated management or basic changes in the economic environment.
RISK
Investing in the MicroCap Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of small issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).
          THE RISK OF INVESTING IN EQUITY SECURITIES IS INTENSIFIED IN THE CASE OF THE SMALL COMPANIES IN WHICH THE PORTFOLIO INVESTS. MARKET PRICES FOR SUCH COMPANIES' EQUITY SECURITIES TEND TO BE MORE VOLATILE THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. SMALL COMPANIES MAY THEMSELVES BE MORE VULNERABLE TO ECONOMIC OR COMPANY SPECIFIC PROBLEMS. IN ADDITION, AT TIMES THE PORTFOLIO'S MARKET SECTOR, EQUITY SECURITIES OF SMALLER ISSUERS, MAY UNDER PERFORM RELATIVE TO OTHER SECTORS.
          TO THE EXTENT THAT THE PORTFOLIO INVESTS IN SECURITIES OF FOREIGN ISSUERS, THERE IS THE RISK THAT NEWS AND EVENTS UNIQUE TO A COUNTRY OR REGION WILL AFFECT THOSE MARKETS AND THEIR ISSUERS. THESE SAME EVENTS WILL NOT NECESSARILY HAVE AN EFFECT ON THE U.S. ECONOMY OR SIMILAR ISSUERS LOCATED IN THE UNITED STATES. IN ADDITION, THE PORTFOLIO'S INVESTMENTS IN FOREIGN COUNTRIES GENERALLY WILL BE DENOMINATED IN FOREIGN CURRENCIES. AS A RESULT, CHANGES IN THE VALUE OF A COUNTRY'S CURRENCY COMPARED TO THE U.S. DOLLAR MAY AFFECT THE VALUE OF THE PORTFOLIO'S INVESTMENTS. THESE CHANGES MAY OCCUR SEPARATELY FROM AND IN RESPONSE TO EVENTS THAT DO NOT OTHERWISE AFFECT THE VALUE OF THE SECURITY IN THE ISSUER'S HOME COUNTRY. MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH AS DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO. THE RISKS OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED.


A BAR CHART AND TABLE SHOWING THE PERFORMANCE OF THE PORTFOLIO IS NOT PROVIDED BECAUSE, AS OF DECEMBER 31, 1999, THE MICROCAP PORTFOLIO HAD NOT COMMENCED OPERATIONS.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES PORTFOLIO
-------------------------------------------------------------------------------

THE MORTGAGE-BACKED SECURITIES PORTFOLIO SEEKS TO PRODUCE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN A VARIETY OF INVESTMENT GRADE MORTGAGE-BACKED SECURITIES.

APPROACH
MSDW Investment Management seeks to preserve capital and produce an attractive real rate of return by emphasizing investment in high quality (i.e., those rated in the three highest rating categories or believed to be of equivalent quality) short- and intermediate-term mortgage-backed securities. The investment process is designed to achieve an attractive return through gradual shifts in portfolio maturity.

PROCESS
MSDW Investment Management assesses current and projected market and economic conditions and, based on its evaluation, sets an annual target rate of return for the Portfolio. MSDW Investment Management manages the Portfolio primarily using gradual shifts in maturities to achieve the target rate of return. Short- and intermediate-term mortgage-backed securities form the core of the Portfolio. The Portfolio may hold long-term securities (i.e., securities with maturities over 10 years) when MSDW Investment Management believes that they will enhance return without significantly increasing risk. Typically, the Portfolio expects to invest at least 75% of its assets in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or rated in the highest rating category. However, the Portfolio may invest up to 15% in mortgage-backed securities rated in the third highest rating category or, if unrated, believed by MSDW Investment Management to be of equivalent quality.

RISK
Investing in the Mortgage-Backed Securities Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in fixed income securities, and mortgage-backed securities in particular. Although most of the Portfolio's investments are issued or guaranteed by the U.S. Government or its instrumentalities or rated in the top three rating categories, or of equivalent quality, market risks, particularly changes in interest rates, will still affect the prices of fixed income securities. Moreover, mortgage-backed securities are subject to prepayment risk. In addition, at times the Portfolio's market sector, mortgage-backed securities, may underperform relative to other sectors.

MORTGAGE-BACKED SECURITIES ARE FIXED-INCOME SECURITIES REPRESENTING AN INTEREST IN A POOL OF UNDERLYING MORTGAGE LOANS. THEY ARE SENSITIVE TO CHANGES IN INTEREST RATES, BUT MAY RESPOND TO THESE CHANGES DIFFERENTLY FROM OTHER FIXED INCOME SECURITIES DUE TO THE POSSIBILITY OF PREPAYMENT OF THE UNDERLYING MORTGAGE LOANS. AS A RESULT, IT MAY NOT BE POSSIBLE TO DETERMINE IN ADVANCE THE ACTUAL MATURITY DATE OR AVERAGE LIFE OF A MORTGAGE-BACKED SECURITY. RISING INTEREST RATES TEND TO DISCOURAGE REFINANCINGS, WITH THE RESULT THAT THE AVERAGE LIFE AND VOLATILITY OF THE SECURITY WILL INCREASE AND ITS MARKET PRICE WILL DECREASE. WHEN INTEREST RATES FALL, HOWEVER, MORTGAGE-BACKED SECURITIES MAY NOT GAIN AS MUCH IN MARKET VALUE BECAUSE ADDITIONAL MORTGAGE PREPAYMENTS MUST BE REINVESTED AT LOWER INTEREST RATES. PREPAYMENT RISK MAY MAKE IT DIFFICULT TO CALCULATE THE AVERAGE MATURITY OF A PORTFOLIO OF MORTGAGE-BACKED SECURITIES AND, THEREFORE, TO ASSESS THE VOLATILITY RISK OF THAT PORTFOLIO.


A BAR CHART AND TABLE SHOWING THE PERFORMANCE OF THE PORTFOLIO IS NOT PROVIDED BECAUSE, AS OF DECEMBER 31, 1999, THE MORTGAGE-BACKED SECURITIES PORTFOLIO HAD NOT COMMENCED OPERATIONS.

----------------------------

INVESTMENT SUMMARY
-------------------------------------------------------------------------------
MUNICIPAL BOND PORTFOLIO
-------------------------------------------------------------------------------


THE MUNICIPAL BOND PORTFOLIO SEEKS TO PRODUCE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL BY INVESTING PRIMARILY IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

APPROACH


MSDW Investment Management seeks to preserve capital and produce an attractive real rate of return by emphasizing investment in investment grade (i.e., those rated in the four highest rating categories or believed to be of equivalent quality) intermediate- and long-term obligations that pay interest that is exempt from federal income tax and in certain instances from state and local taxes. The investment process is designed to capture value in the municipal market through credit analysis, recognition of relative value and trade execution.



PROCESS


MSDW Investment Management assesses the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Based on evolving economic and credit market conditions, MSDW Investment Management adjusts the Portfolio's average maturity, usually in a range between 7 and 10 years. Individual portfolio securities are municipal obligations issued by various states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, with an emphasis on general obligation and essential purpose revenue bonds. The Portfolio has a fundamental policy of investing, under normal circumstances, at least 80% of its assets in municipal obligations rated investment grade at the time of investment, or futures and options on futures relating to these municipal obligations. The Portfolio will not invest more than 20% of its assets in municipal obligations that pay interest subject to the alternative minimum tax. The Portfolio may invest up to 20% of its assets in cash, cash equivalents, U.S. Government securities and investment grade corporate fixed income securities. Typically, at least 65% of the Portfolio's assets will be invested in municipal obligations having an initial maturity of more than a year.



RISK


Investing in the Municipal Bond Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in municipal fixed income securities. Although the Portfolio's investments in municipal obligations are rated investment grade, or of equivalent quality, market risks, particularly changes in interest rates, will still affect the prices of fixed income securities. In addition, at times the Portfolio's market sector, municipal bonds, may underperform relative to other sectors.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
JANUARY 18, 1995
1996                          3.67%
1997                          7.25%
1998                          5.52%
1999                          -1.79%
HIGH (QUARTER)
7/98 - 9/98
3.07%
LOW (QUARTER)
4/99 - 6/99
-1.66%

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)


                                          CLASS A           CLASS B**        LEHMAN 7-YEAR
                                        (COMMENCED         (COMMENCED          MUNICIPAL
                                       OPERATIONS ON      OPERATIONS ON       BOND INDEX*
                                     JANUARY 18, 1995)  JANUARY 2, 1996)
--------------------------------------------------------------------------------------------
 PAST ONE YEAR                            -1.79%               N/A              -0.14%
--------------------------------------------------------------------------------------------
 SINCE INCEPTION                           4.67%               N/A               6.02%



THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.


*THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX CONSISTS OF INVESTMENT GRADE BONDS WITH
 MATURITIES BETWEEN 6-8 YEARS, RATED BAA OR BETTER. ALL BONDS HAVE BEEN TAKEN FROM ISSUES OF AT LEAST $50 MILLION IN SIZE SOLD WITHIN THE LAST FIVE YEARS.


**NO PAST PERFORMANCE INFORMATION IS PROVIDED FOR CLASS B SHARES BECAUSE THERE
  CURRENTLY ARE NO CLASS B SHAREHOLDERS.

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATED TO THE PORTFOLIOS. THE PORTFOLIOS' INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ABOUT HOW TO OBTAIN A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.
----------------------------------------------------------------------------

PRICE VOLATILITY
The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, although they have tended to be more volatile than fixed income securities in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

FIXED INCOME SECURITIES
Investments in fixed income securities are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet its scheduled principal and interest payments. Market risk is the possibility that a change in interest rates or the market's perception of an issuer's prospects may adversely affect the value of a fixed income security. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term securities also are generally more volatile, so the average maturity of portfolio securities affects risk.

EMERGING MARKET RISKS
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

DERIVATIVES
The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and
(iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

A Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to a Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.


INVESTMENT DISCRETION


In pursuing the Portfolios' investment objectives, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decision will affect the Portfolios' performance.


BANK INVESTORS

An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management or Sun Valley Gold believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short-and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management or Sun Valley Gold incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER
Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS
-------------------------------------------------------------------------------

The Securities and Exchange Commission (the "Commission") requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers and/or expense reimbursements from MSDW Investment Management.


1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                                                                                      MORTGAGE-
                              CHINA                                                    BACKED            MUNICIPAL
                              GROWTH          GOLD             MICROCAP              SECURITIES             BOND
                            PORTFOLIO+     PORTFOLIO+         PORTFOLIO+             PORTFOLIO+          PORTFOLIO+
MANAGEMENT FEES
---------------------------------------------------------------------------------------------------------------------
 CLASS A                      1.25%          1.00%               1.00%                  0.35%              0.35%
---------------------------------------------------------------------------------------------------------------------
 CLASS B                      1.25%          1.00%               1.00%                  0.35%              0.35%

12B-1 FEE
---------------------------------------------------------------------------------------------------------------------
 CLASS A                       NONE           NONE               NONE                   NONE                NONE
---------------------------------------------------------------------------------------------------------------------
 CLASS B                      0.25%          0.25%               0.25%                  0.25%              0.25%

OTHER EXPENSES
---------------------------------------------------------------------------------------------------------------------
 CLASS A                      0.77%          0.62%               0.57%                  0.25%              0.46%
---------------------------------------------------------------------------------------------------------------------
 CLASS B                      0.77%          0.62%               0.57%                  0.25%              0.46%

TOTAL ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------
 CLASS A                      2.02%          1.62%               1.57%                  0.60%              0.81%
---------------------------------------------------------------------------------------------------------------------
 CLASS B                      2.27%          1.87%               1.82%                  0.85%              1.06%


+ ESTIMATED. AS OF THE DATE OF THIS PROSPECTUS, NONE OF THE PORTFOLIOS WERE OPERATIONAL.


* The Management Fees for the Portfolios shown in the table above are the highest that could be charged. This table does not show the effects of MSDW Investment Management's voluntary fee waivers and/or expense reimbursements. MSDW Investment Management has voluntarily agreed to reduce its management fee and/or reimburse the Portfolios so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 1.75% for Class A shares and 2.00% for Class B shares of the China Growth Portfolio; 1.25% for Class A shares and 1.50% for Class B shares of the Gold Portfolio; 1.50% for Class A shares and 1.75% for Class B shares of the MicroCap Portfolio; 0.60% for Class A shares and 0.85% for Class B shares of the Mortgage-Backed Securities Portfolio; and 0.45% for Class A shares and 0.70% for Class B shares of the Municipal Bond Portfolio.


  In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, MSDW Investment Management excludes from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. If these expenses were incurred, the Portfolios' total operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the expense ratio shown above.

  Fee waivers and/or expense reimbursements are voluntary and MSDW Investment Management reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

  ------------------------------------------------------------------------------

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
CHINA GROWTH PORTFOLIO
------------------------------------------------------------------
 CLASS A                         $205    $634    $1,088    $2,348
------------------------------------------------------------------
 CLASS B                         $230    $709    $1,215    $2,605
GOLD PORTFOLIO
------------------------------------------------------------------
 CLASS A                         $165    $511     $881     $1,922
------------------------------------------------------------------
 CLASS B                         $190    $588    $1,011    $2,190
MICROCAP PORTFOLIO
------------------------------------------------------------------
 CLASS A                         $160    $496     $855     $1,867
------------------------------------------------------------------
 CLASS B                         $185    $573     $985     $2,137
MORTGAGE-BACKED SECURITIES PORTFOLIO
------------------------------------------------------------------
 CLASS A                         $61     $192     $335      $750
------------------------------------------------------------------
 CLASS B                         $87     $271     $471     $1,049
MUNICIPAL BOND PORTFOLIO
------------------------------------------------------------------
 CLASS A                         $83     $259     $450     $1,002
------------------------------------------------------------------
 CLASS B                         $108    $337      N/A      N/A


--------------------------------------------------------------------------------
INVESTMENT ADVISER AND SUB-ADVISER
-------------------------------------------------------------------------------

Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1998, MSDW Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately
$163.4 billion, including assets under fiduciary advice.

Sun Valley Gold Company ("Sun Valley Gold"), located at 620 Sun Valley Road, Sun Valley, Idaho 83340, serves as investment sub-adviser and manager for the Gold Portfolio on a day-to-day basis. Sun Valley Gold selects, buys and sells securities for the Gold Portfolio under the supervision of MSDW Investment Management and the Board of Directors.

-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from each Portfolio the management fee set forth in the table below:



                                                                                                MORTGAGE-
                                            CHINA                                                 BACKED            MUNICIPAL
                                            GROWTH             GOLD            MICROCAP         SECURITIES            BOND
                                          PORTFOLIO+        PORTFOLIO+        PORTFOLIO+        PORTFOLIO+          PORTFOLIO
 MANAGEMENT FEE                        CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B   CLASS A   CLASS B
                                       ------------------------------------------------------------------------------------------
 PAID IN FISCAL YEAR ENDED
 DECEMBER 31, 1999                      0.90%    0.90%    0.65%    0.65%    1.05%    1.05%    0.20%    0.20%     0.00%      N/A
 (NET OF WAIVERS AND AS A PERCENTAGE
 OF AVERAGE NET ASSETS)


+ESTIMATED. AS OF THE DATE OF THIS PROSPECTUS, NONE OF THE PORTFOLIOS WERE OPERATIONAL.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

THE FOLLOWING INDIVIDUALS HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIOS:
----------------------------------------------------------------------------

CHINA GROWTH PORTFOLIO
[TO BE PROVIDED]

GOLD PORTFOLIO
[TO BE PROVIDED]

MICROCAP PORTFOLIO
[TO BE PROVIDED]

MORTGAGE-BACKED SECURITIES PORTFOLIO
[TO BE PROVIDED]


MUNICIPAL BOND PORTFOLIO


[TO BE PROVIDED]

--------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------
Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolios. The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (the "Plan"). Under the Plan, each Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.
PRICING OF PORTFOLIO SHARES
You may buy or sell (redeem) Class A and Class B shares of each Portfolio at the net asset value next determined for the class after receipt of your order. The Fund determines net asset value as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").
HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.
The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.
You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the net asset value calculated at the Pricing Time following receipt of your purchase order and payment.
To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary.

Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

HOW TO REDEEM SHARES
You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES
You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Aggressive Equity Portfolio               Active International Allocation Portfolio
Emerging Growth Portfolio                 Asian Real Estate Portfolio
Equity Growth Portfolio                   Asian Equity Portfolio
MicroCap Portfolio+                       China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of a Portfolio and raise its expenses. Therefore, the Fund may bar a shareholder who trades excessively from making further exchanges or purchases.

DIVIDENDS AND DISTRIBUTIONS

It is the policy of each of the China Growth and MicroCap Portfolio's to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend. The Gold Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of quarterly dividends. The Mortgage-Backed Securities Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of monthly dividends. Each Portfolio's policy is to distribute to shareholders net capital gains, if any, at least annually.


The Fund automatically reinvests all distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
The dividends and distributions you receive from a Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary rates. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
In addition to this Prospectus, the Fund has a Statement of Additional Information, dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The Statement of Additional Information is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements, and quarterly reports. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Fund's Portfolios, please call 1-800-548-7786.

You may obtain the Statement of Additional Information and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the Statement of Additional Information, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

[LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

-------------------------------------------------------------------------------

PROSPECTUS                                                           MAY 1, 2000
-------------------------------------------------------------------------------

A PORTFOLIO OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

THE ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY, IN ACCORDANCE WITH COUNTRY AND SECTOR WEIGHTINGS DETERMINED BY THE INVESTMENT ADVISER, IN EQUITY SECURITIES OF NON-U.S. ISSUERS WHICH, IN THE AGGREGATE, REPLICATE BROAD MARKET INDICES.


INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES OF THE ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO (THE "PORTFOLIO").


THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------

INVESTMENT SUMMARY
     ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO                  1
     ADDITIONAL RISK FACTORS AND INFORMATION                    2
FEES AND EXPENSES OF THE PORTFOLIO                              4
INVESTMENT ADVISER                                              5
MANAGEMENT FEES                                                 5
PORTFOLIO MANAGERS                                              6
DISTRIBUTION OF PORTFOLIO SHARES                                6
SHAREHOLDER INFORMATION                                         6
FINANCIAL HIGHLIGHTS                                            9
     ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO                 10
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------


THE ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY, IN ACCORDANCE WITH COUNTRY AND SECTOR WEIGHTINGS DETERMINED BY MSDW INVESTMENT MANAGEMENT, IN EQUITY SECURITIES OF NON-U.S. ISSUERS WHICH, IN THE AGGREGATE, REPLICATE BROAD MARKET INDICES.

--------------------------------------------------------------------------------
APPROACH

MSDW Investment Management seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. MSDW Investment Management capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation;
(ii) fundamental change; and (iii) market momentum/technicals.


PROCESS

MSDW Investment Management's Active International Allocation team analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI Europe, Australasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. MSDW Investment Management views each country and sector as unique investment opportunities and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and economic and currency outlook. MSDW Investment Management - on an ongoing basis - establishes the proportion or weighting for each country (e.g., overweight, underweight or neutral) relative to the EAFE Index for investment by the Portfolio. MSDW Investment Management may also choose to overweight or underweight particular sectors, such as telecommunications or banking, within each country or region. MSDW Investment Management invests the Portfolio's assets within each country and/or sector based on its assigned weighting. Within each country, MSDW Investment Management will try to match the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities. In most cases, the MSCI Index for that country will be used as the benchmark index. The Portfolio may invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries.


RISK

Investing in the Active International Allocation Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in foreign countries, including emerging market countries, on a very diversified basis, in the hope of earning superior returns and to diversify your portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors.


MSDW INVESTMENT MANAGEMENT MAY INVEST IN CERTAIN INSTRUMENTS, SUCH A DERIVATIVES, AND MAY USE CERTAIN TECHNIQUES, SUCH AS HEDGING, TO MANAGE THESE RISKS. HOWEVER, MSDW INVESTMENT MANAGEMENT CANNOT GUARANTEE THAT IT WILL BE PRACTICAL TO HEDGE THESE RISKS IN CERTAIN MARKETS OR UNDER PARTICULAR CONDITIONS OR THAT IT WILL SUCCEED IN DOING SO. MSDW INVESTMENT MANAGEMENT MAY USE DERIVATIVES FOR OTHER PURPOSES, SUCH AS GAINING EXPOSURE TO FOREIGN MARKETS.


[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

PERFORMANCE (CLASS A SHARES)
COMMENCED OPERATIONS ON
JANUARY 17, 1992
1993                          30.72%
1994                          -0.52%
1995                          10.57%
1996                          9.71%
1997                          8.61%
1998                          20.12%
1999                          27.82%
HIGH (QUARTER)
10/99-12/99
18.68%
LOW (QUARTER)
7/98-9/98
-11.55%


 AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1999)



                             CLASS A            CLASS B
                           (COMMENCED          (COMMENCED
                          OPERATIONS ON      OPERATIONS ON             MSCI EAFE INDEX*
                        JANUARY 17, 1992)   JANUARY 2, 1996)       CLASS A           CLASS B
------------------------------------------------------------------------------------------------
 PAST ONE YEAR               27.82%              26.63%            26.96%            26.96%
------------------------------------------------------------------------------------------------
 PAST FIVE YEARS             15.15%               N/A              12.83%              N/A
------------------------------------------------------------------------------------------------
 SINCE INCEPTION             12.33%              15.98%            11.66%            13.24%


THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO AN INDEX OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDEX DOES NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDEX'S PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO THE INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDEX ITSELF DOES NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

*THE MSCI EAFE INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS IN EUROPE,
 AUSTRALASIA AND THE FAR EAST.

--------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------
INVESTMENT SUMMARY

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.

----------------------------------------------------------------------------
PRICE VOLATILITY

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

FOREIGN INVESTING


Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. MSDW Investment Management may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, MSDW Investment Management cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. MSDW Investment Management may use derivatives for other purposes such as gaining exposure to foreign markets.

EMERGING MARKET RISKS

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.
DERIVATIVES

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.


The Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.



INVESTMENT DISCRETION



In pursuing the Portfolio's investment objective, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

BANK INVESTORS


An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE
INVESTMENTS

When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.
PORTFOLIO TURNOVER


Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIO
-------------------------------------------------------------------------------


The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.



1999 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*



                                                  ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
MANAGEMENT FEES
----------------------------------------------------------------------------------------------
 CLASS A                                                            0.65%
----------------------------------------------------------------------------------------------
 CLASS B                                                            0.65%

12b-1 FEE
----------------------------------------------------------------------------------------------
 CLASS A                                                            NONE
----------------------------------------------------------------------------------------------
 CLASS B                                                            0.25%

OTHER EXPENSES
----------------------------------------------------------------------------------------------
 CLASS A                                                            0.27%
----------------------------------------------------------------------------------------------
 CLASS B                                                            0.27%

TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------
 CLASS A                                                            0.92%
----------------------------------------------------------------------------------------------
 CLASS B                                                            1.17%



*THE MANAGEMENT FEES FOR THE PORTFOLIO SHOWN IN THE TABLE ABOVE ARE THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO REDUCE ITS MANAGEMENT FEE AND/OR REIMBURSE THE PORTFOLIO SO THAT TOTAL ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN INVESTMENT RELATED EXPENSES DESCRIBED BELOW, WILL NOT EXCEED 0.80% FOR CLASS A SHARES AND 1.05% FOR CLASS B SHARES.


IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR THE PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWING ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIO'S TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIO SHOWN ABOVE.


FOR THE YEAR ENDED DECEMBER 31, 1999, AFTER GIVING EFFECT TO MSDW INVESTMENT MANAGEMENT'S VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT, THE TOTAL OPERATING EXPENSES INCURRED BY INVESTORS WERE 0.80% FOR CLASS A SHARES AND 1.05% FOR CLASS B SHARES.


FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR           3 YEARS           5 YEARS           10 YEARS
ACTIVE INTERNATIONAL
ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                               $94              $293              $509              $1,131
----------------------------------------------------------------------------------------------------
 CLASS B                               $119             $372              $644              $1,420


--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------


Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At December 31, 1999, MSDW Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately
$184.8 billion, including assets under fiduciary advice.


-------------------------------------------------------------------------------
MANAGEMENT FEES
-------------------------------------------------------------------------------


For the year ended December 31, 1999, MSDW Investment Management received from the Portfolio the management fee set forth in the table below:



                                                   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
                                            -------------------------------------------------------
 MANAGEMENT FEE PAID IN FISCAL YEAR
 ENDED DECEMBER 31, 1999                            CLASS A                        CLASS B
                                            -------------------------------------------------------
 (NET OF WAIVERS AND AS A PERCENTAGE OF
 AVERAGE NET ASSETS)                                 0.53%                          0.53%

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

THE FOLLOWING INDIVIDUALS HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIO:
----------------------------------------------------------------------------

ANN D. THIVIERGE AND BARTON M. BIGGS

Ann D. Thivierge, a Managing Director of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1986. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University. Barton M. Biggs, Chairman and a Director of MSDW Investment Management and a Managing Director of Morgan Stanley, joined Morgan Stanley in 1975. He is also a director and chairman of various registered investment companies to which MSDW Investment Management and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Ms. Thivierge and Mr. Biggs have shared primary responsibility for managing the Portfolio's assets since June 1995.


-------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------


Morgan Stanley is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley receives no compensation for distributing Class A shares of the Portfolio. The Fund has adopted a Plan of Distribution with respect to the Class B shares of the Portfolio pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE

The net asset value ("NAV") per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES

You may buy or sell (redeem) Class A and Class B shares of the Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase Class A shares and Class B shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the NYSE is open.

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.


You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.


To purchase shares through the Distributor or a Financial Intermediary, you should contact the Distributor or your Financial Intermediary for details. Generally, the price of shares purchased through the Distributor or a Financial Intermediary is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor or your Financial Intermediary. Certain Financial Intermediaries have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

HOW TO REDEEM SHARES

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

EXCHANGE FEATURES

You may exchange Portfolio shares for shares of other available portfolios of the Fund. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange. The Fund currently consists of the following portfolios:


U.S. EQUITY                               GLOBAL AND INTERNATIONAL EQUITY
Equity Growth Portfolio                   Active International Allocation Portfolio
Focus Equity Portfolio                    Asian Real Estate Portfolio
MicroCap Portfolio+                       Asian Equity Portfolio
Small Company Growth Portfolio            China Growth Portfolio+
Technology Portfolio                      Emerging Markets Portfolio
U.S. Equity Plus Portfolio                European Equity Portfolio
U.S. Real Estate Portfolio                European Real Estate Portfolio
Value Equity Portfolio                    Global Equity Portfolio
FIXED INCOME                              Gold Portfolio+
Emerging Markets Debt Portfolio           International Equity Portfolio*
Fixed Income Portfolio                    International Magnum Portfolio
Global Fixed Income Portfolio             International Small Cap Portfolio
High Yield Portfolio                      Japanese Equity Portfolio
Mortgage-Backed Securities Portfolio+     Latin American Portfolio
Municipal Bond Portfolio+                 MONEY MARKET
                                          Money Market Portfolio
                                          Municipal Money Market Portfolio


*PORTFOLIO IS CURRENTLY CLOSED TO NEW INVESTORS

+PORTFOLIO IS NOT OPERATIONAL


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Accordingly, you will not necessarily receive the same class of shares that you tendered for exchange. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. Frequent trades in your account(s) can disrupt management of the Portfolio and raise its expenses. Therefore, the Fund may, in its sole discretion, bar a shareholder who trades excessively from making further exchanges or purchases.


DIVIDENDS AND DISTRIBUTIONS

The Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend and to distribute net capital gains, if any, at least annually.


The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
The dividends and distributions you receive from the Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of the Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of the Portfolio for shares of another portfolio is a sale of Portfolio shares for tax purposes. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the financial performance of the Class A shares and Class B shares of the Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's December 31, 1999 Annual Report to Shareholders. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

----------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------


                                                                           CLASS A
                                                   --------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                   1999       1998++      1997++       1996        1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  11.90    $  10.39    $  11.44    $  11.63    $  11.65
                                                   --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (1)                             0.22        0.22        0.18        0.24        0.17
 NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                         3.01        1.86        0.80        0.88        1.00
                                                   --------    --------    --------    --------    --------
    TOTAL FROM INVESTMENT OPERATIONS                   3.23        2.08        0.98        1.12        1.17
                                                   --------    --------    --------    --------    --------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                (0.05)      (0.30)      (0.83)      (0.81)      (0.25)
 IN EXCESS OF NET INVESTMENT INCOME                   (0.06)      (0.04)      (0.02)      (0.02)      (0.10)
 NET REALIZED GAIN                                    (0.76)      (0.23)      (1.18)      (0.48)      (0.84)
                                                   --------    --------    --------    --------    --------
    TOTAL DISTRIBUTIONS                               (0.87)      (0.57)      (2.03)      (1.31)      (1.19)
                                                   --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $  14.26    $  11.90    $  10.39    $  11.44    $  11.63
                                                   ========    ========    ========    ========    ========
TOTAL RETURN                                          27.82%      20.12%       8.61%       9.71%      10.57%
                                                   ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)              $583,607    $266,832    $138,667    $183,193    $170,663
RATIO OF EXPENSES TO AVERAGE NET ASSETS (1)            0.80%       0.80%       0.80%       0.80%       0.80%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (1)                                           1.71%       1.91%       1.47%       1.22%       1.26%
PORTFOLIO TURNOVER RATE                                  53%         49%         49%         65%         72%
-----------------
(1) EFFECT OF VOLUNTARY EXPENSE LIMITATION
   DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME       $0.01       $0.02       $0.03       $0.03       $0.05
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                    0.92%       1.03%       1.10%       1.09%       1.18%
     NET INVESTMENT INCOME TO AVERAGE NET
       ASSETS                                          1.59%       1.70%       1.18%       0.94%       0.88%
-----------------------------------------------------------------------------------------------------------



                                                                                CLASS B
                                                         ------------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                   JANUARY 2,
                                                                YEAR ENDED DECEMBER 31,            1996*** TO
                                                         -------------------------------------    DECEMBER 31,
SELECTED PER SHARE DATA AND RATIOS                         1999       1998++        1997++            1996
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $12.12      $10.48        $11.44           $11.66
                                                          ------      ------        ------           ------
INCOME FROM INVESTMENT OPERATIONS
 NET INVESTMENT INCOME (2)                                  0.13        0.22          0.08             0.06
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            3.02        1.94          0.87             1.00
                                                          ------      ------        ------           ------
    TOTAL FROM INVESTMENT OPERATIONS                        3.15        2.16          0.95             1.06
                                                          ------      ------        ------           ------
DISTRIBUTIONS
 NET INVESTMENT INCOME                                     (0.05)      (0.23)        (0.71)           (0.78)
 IN EXCESS OF NET INVESTMENT INCOME                        (0.05)      (0.06)        (0.02)           (0.02)
 NET REALIZED GAIN                                         (0.76)      (0.23)        (1.18)           (0.48)
                                                          ------      ------        ------           ------
    TOTAL DISTRIBUTIONS                                    (0.86)      (0.52)        (1.91)           (1.28)
                                                          ------      ------        ------           ------
NET ASSET VALUE, END OF PERIOD                            $14.41      $12.12        $10.48           $11.44
                                                          ======      ======        ======           ======
TOTAL RETURN                                               26.63%      20.71%         8.35%            9.22%
                                                          ======      ======        ======           ======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (THOUSANDS)                     $9,959         $96           $14             $633
RATIO OF EXPENSES TO AVERAGE NET ASSETS (2)                 1.05%       1.05%         1.05%            1.05%**
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS (2)                                                1.16%       1.80%         0.71%            1.09%**
PORTFOLIO TURNOVER RATE                                       53%         49%           49%              65%
-----------------
(2) EFFECT OF VOLUNTARY EXPENSE LIMITATION DURING THE PERIOD:
     PER SHARE BENEFIT TO NET INVESTMENT INCOME            $0.01       $0.03         $0.03            $0.02
   RATIOS BEFORE EXPENSE LIMITATION:
     EXPENSES TO AVERAGE NET ASSETS                         1.17%       1.27%         1.32%            1.33%**
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS            0.95%       1.58%         0.45%            0.82%**
---------------------------------------------------------------------------------------------------------------


**ANNUALIZED
 ***THE PORTFOLIO BEGAN OFFERING CLASS B SHARES ON JANUARY 2, 1996.

++PER SHARE AMOUNTS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 ARE BASED ON
  AVERAGE SHARES OUTSTANDING.

A PORTFOLIO OF [ICON] MORGAN STANLEY DEAN WITTER     ACTIVE INTERNATIONAL
INSTITUTIONAL FUND, INC.                             ALLOCATION PORTFOLIO

                           ACCOUNT REGISTRATION FORM

           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

                           -----------------------------------------------------
                            Type of Registration: / / Incorporated/ /
                          Unincorporated Association/ / Partnership
                                                 / / Uniform Gift/Transfer to
                          Minor
                                                     (ONLY ONE CUSTODIAN AND
                          MINOR PERMITTED)
                          / / Trust
                          --------------------------------------- / / Other
                          (SPECIFY)
                          ---------------------------------------
               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY             COUNTRY            POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY             COUNTRY            POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           ---------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           ----------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           ---------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           ----------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           ---------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           ----------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")


                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.


                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $500,000 for the Portfolio and Class B shares minimum $100,000 for the Portfolio. Please indicate class and amount for purchase of the following Portfolio:

           ACTIVE INTERNATIONAL  / / Class A Shares (056)      $ -------------
           ALLOCATION PORTFOLIO  Total Initial Investment $ -------------
                                 / / Class B Shares (034) $ -------------

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          ---------------------------------------

                          From
                          ---------------------------------------

                          NAME OF PORTFOLIO
                          ---------------------------------------

                          ACCOUNT NUMBER
                          ---------------------------------------

                          Account previously established by:
                          / / Phone exchange / / Wire on

                          DATE
                          ---------------------------------------

                          ACCOUNT NUMBER
                          ---------------------------------------
                                               (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.

                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.

                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

          / /         I/we hereby authorize the Fund and its agents to honor
                      any telephone requests to wire redemption proceeds to
                      the commercial bank indicated at right and/or mail
                      redemption proceeds to the name and address in which
                      my/our fund account is registered if such requests are   ----------------
                      believed to be authentic.                                NAME OF COMMERCIAL BANK (NOT SAVINGS BANK)
                      The Fund and the Fund's Transfer Agent will employ       ----------------
                      reasonable procedures to confirm that instructions       BANK ACCOUNT NUMBER
                      communicated by telephone are genuine. These procedures  ----------------
                      include requiring the investor to provide certain        BANK ABA NUMBER
                      personal identification information at the time an       ----------------
                      account is opened and prior to effecting each            NAME(S) IN WHICH YOUR BANK ACCOUNT IS
                      transaction requested by telephone. In addition, all     ESTABLISHED
                      telephone transaction requests will be recorded and      ----------------
                      investors may be required to provide additional          BANK'S STREET ADDRESS
                      telecopied written instructions of transaction           ----------------
                      requests. Neither the Fund nor the Transfer Agent will   CITY STATE ZIP CODE
                      be responsible for any loss, liability, cost or expense
                      for following instructions received by telephone that
                      it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                        STATE      ZIP CODE
            DEALER INFORMATION

                          ------------------------------------------------------
                              REPRESENTATIVE NAME  REPRESENTATIVE NUMBER  BRANCH
                                                                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.


                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.


                          NON-U.S. CITIZEN(S)/TAXPAYER(S):


                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.


                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->
                          ---------------------------------------
                          SIGNATURE

                          ---------------------------------------
                          DATE
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2000, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding investments comprising the Fund's Portfolios, please call 1-800-548-7786.


You may obtain the SAI, and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.



Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways.
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.


[LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

This statement of additional information is not a prospectus. It should be read in conjunction with a prospectus for the applicable portfolio, which may be obtained by calling the Morgan Stanley Dean Witter Institutional Fund, Inc. (the "Fund") Services Group at 1-800-548-7786.
                                 --------------

                               TABLE OF CONTENTS


                                            PAGE
                                          --------
INVESTMENT POLICIES AND STRATEGIES......      2
INVESTMENT LIMITATIONS..................     25
PURCHASE OF SHARES......................     27
REDEMPTION OF SHARES....................     29
ACCOUNT POLICIES AND FEATURES...........     30
MANAGEMENT OF THE FUND..................     32
INVESTMENT ADVISORY AND OTHER
  SERVICES..............................     35
DISTRIBUTIONS OF SHARES.................     36
BROKERAGE PRACTICES.....................     38
GENERAL INFORMATION.....................     41
TAXES...................................     42
CONTROL PERSONS AND PRINCIPAL HOLDERS OF
  SECURITIES............................     46
PERFORMANCE INFORMATION.................     53
DESCRIPTION OF RATINGS..................     57



The Fund's audited financial statements for the fiscal year ended December 31, 1999, including notes thereto and the report of PricewaterhouseCoopers LLP, are incorporated by reference herein from the Fund's Annual Report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. The China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations at December 31, 1999. You may obtain the Fund's most recent Annual Report by calling the Morgan Stanley Dean Witter Institutional Fund, Inc. Services Group at 1-800-548-7786.



STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2000.



    - Prospectus for the European Real Estate Portfolio, Asian Real Estate Portfolio and U.S. Real Estate Portfolio, dated May 1, 2000



    - Prospectus for the Asian Equity Portfolio and Japanese Equity Portfolio, dated May 1, 2000



    - Prospectus for the Emerging Markets Portfolio, Emerging Markets Debt Portfolio and Latin American Portfolio, dated May 1, 2000



    - Prospectus for the Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio and European Equity Portfolio, dated May 1, 2000



    - Prospectus for the U.S. Equity Plus Portfolio, dated May 1, 2000



    - Prospectus for the International Magnum Portfolio, dated May 1, 2000



    - Prospectus for the Fixed Income Portfolio, Money Market Portfolio and Municipal Money Market Portfolio, dated May 1, 2000



    - Prospectus for the Equity Growth Portfolio, Focus Equity Portfolio (formerly the Aggressive Equity Portfolio), Small Company Growth Portfolio (formerly the Emerging Growth Portfolio), Value Equity Portfolio and Technology Portfolio, dated May 1, 2000



    - Prospectus for the Global Fixed Income Portfolio and High Yield Portfolio, dated May 1, 2000



    - Prospectus for the Active International Allocation Portfolio, dated May 1, 2000



    - Prospectus for the China Growth Portfolio, Gold Portfolio, MicroCap Portfolio, Mortgage-Backed Securities Portfolio and Municipal Bond Portfolio dated May 1, 2000

                       INVESTMENT POLICIES AND STRATEGIES


This Statement of Additional Information provides additional information about the investment policies and operations of the Fund and its investment portfolios (each a "Portfolio"). Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") acts as investment adviser to each Portfolio. Under the supervision of MSDW Investment Management, Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors") acts as investment sub-adviser to the Money Market and Municipal Money Market Portfolios and Sun Valley Gold Company ("Sun Valley" and, together with MSDW Advisors, the "Sub-Advisers") acts as investment sub-adviser to the Gold Portfolio. References to MSDW Investment Management, when used in connection with its activities as investment adviser, include the Sub-Advisers acting under its supervision.


The following table provides additional information about the Portfolios' investment policies. Capitalized items used below are described in more detail later in this section.



Fixed Income Portfolio          Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                Investment Grade Fixed Income Securities and may
                                invest over 50% of its assets in Mortgage
                                Related Securities. The Portfolio may also
                                invest in Fixed Income Securities denominated in
                                foreign currencies.
Municipal Bond Portfolio        Under normal circumstances, the Portfolio
                                invests at least 80% of its assets in Municipals
                                rated investment grade at the time of investment
                                or futures and options on futures relating to
                                these Municipals and 65% of its net assets in
                                Municipals having an initial maturity of more
                                than one year. The Portfolio may invest up to
                                20% of its net assets in Municipals that pay
                                interest subject to alternative minimum tax and
                                up to 20% in cash, cash equivalents, U.S.
                                Government securities and taxable investment
                                grade corporate Fixed Income Securities.
Money Market Portfolio          Under normal circumstances, the Portfolio
                                invests at least 65% of its assets in Money
                                Market Instruments with effective maturities of
                                397 days or less.
Municipal Money Market          Under normal circumstances, the Portfolio
  Portfolio                     invests at least 80% of its assets in Municipal
                                Money Market Instruments with effective
                                maturities of 397 days or less that pay interest
                                that is exempt from federal taxation.
Global Fixed Income Portfolio   Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in high
                                quality Fixed Income Securities of issuers
                                throughout the world, including U.S. issuers.
High Yield Portfolio            Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in High
                                Yield Securities (commonly referred to as "junk
                                bonds"). The Portfolio may also invest in other
                                Fixed Income Securities including Foreign Fixed
                                Income Securities and Emerging Market Country
                                Securities.
Equity Growth Portfolio         Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                growth oriented Equity Securities of large
                                capitalization U.S. and, to a limited extent,
                                foreign companies.
Focus Equity Portfolio          Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                Equity Securities U.S. and, to a limited extent,
                                foreign companies. The Portfolio generally
                                concentrates its holdings in a relatively small
                                number of companies and may invest up to 25% of
                                its assets in a single issuer.
Small Company Growth Portfolio  Under normal circumstances, the Portfolio invests at least 65% of its total assets in
                                growth oriented Equity Securities of small U.S.
                                issuers and, to a limited extent, foreign
                                issuers.
Value Equity Portfolio          Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                Equity Securities of U.S. and, to a limited
                                extent, foreign issuers that MSDW Investment
                                Management believes to be undervalued relative
                                to the stock market in general at the time of
                                purchase.
Technology Portfolio            Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                Equity Securities of companies that MSDW
                                Investment Management expects will benefit from
                                their involvement in technology and
                                technology-related industries.
European Real Estate Portfolio  Under normal circumstances, the Portfolio invests at least 65% of its total assets in
                                Equity Securities of companies principally
                                engaged in the European real estate industry.
Asian Real Estate Portfolio     Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in Equity Securities of companies principally engaged in the Asian real estate industry.

U.S. Real Estate Portfolio      Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                Equity Securities of companies principally
                                engaged in the U.S. real estate industry,
                                including real estate investment trusts (REITs).
Active International            Under normal circumstances, the Portfolio
  Allocation Portfolio          invests at least 65% of its total assets in
                                Equity Securities of non-U.S. issuers that, in
                                the aggregate, generally replicate broad market
                                indices. The Portfolio may invest in Emerging
                                Market Countries Securities.
Global Equity Portfolio         Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                Equity Securities of issuers located throughout
                                the world, including issuers located in the
                                United States and in Emerging Market Countries.
                                Ordinarily, at least 20% of the Portfolio's
                                total assets will be invested in Equity
                                Securities of U.S. issuers.
International Equity Portfolio  Under normal circumstances, the Portfolio invests at least 65% of its total assets in
                                Equity Securities of non-U.S. issuers.
International Small Cap         Under normal circumstances, the Portfolio
  Portfolio                     invests at least 65% of its total assets in
                                Equity Securities of non-U.S. issuers with
                                equity market capitalizations of less than $1
                                billion.
European Equity Portfolio       Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                Equity Securities of European issuers.
International Magnum Portfolio  Under normal circumstances, the Portfolio invests at least 65% of its total assets in
                                Equity Securities of non-U.S. issuers domiciled
                                in at least three different EAFE countries. The
                                Portfolio may invest up to 5% of its total
                                assets in the securities of issuers domiciled in
                                non-EAFE countries, including emerging market
                                countries.
Asian Equity Portfolio          Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                Equity Securities of Asian issuers (excluding
                                Japanese issuers).
Japanese Equity Portfolio       Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                Equity Securities of Japanese issuers that MSDW
                                Investment Management believes are undervalued
                                relative to their intrinsic assets, cash flow
                                and earnings potential.
Emerging Markets Portfolio      Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                growth-oriented Equity Securities of issuers in
                                Emerging Market Countries.
Emerging Markets Debt           Under normal circumstances, the Portfolio
  Portfolio                     invests at least 65% of its total assets in
                                Fixed Income Securities of government and
                                government-related issuers and, to a lesser
                                extent, corporate issuers in Emerging Market
                                Countries.
Latin American Portfolio        Under normal circumstances, the Portfolio
                                invests at least 65% of its total assets in
                                growth-oriented Equity Securities of Latin
                                American issuers. In addition, the Portfolio
                                will invest between 25% and 50% of its assets in
                                securities of issuers engaged in the
                                telecommunications industry.
U.S. Equity Plus Portfolio      Under normal circumstances, the Portfolio
                                invests at least 65% of its assets in Equity
                                Securities of U.S. issuers included in the
                                Standard & Poor's 500 Index.
China Growth Portfolio          Under normal circumstances, the Portfolio
                                invests at least 65% of its assets in Equity
                                Securities of issuers in The People's Republic
                                of China, Hong Kong and Taiwan.
Gold Portfolio                  Under normal circumstances, the Portfolio
                                invests at least 65% of its assets in Equity
                                Securities of U.S. and foreign companies engaged
                                in gold-related activities. The Portfolio
                                frequently invests in securities of foreign
                                issuers.
Microcap Portfolio              Under normal circumstances, the Portfolio
                                invests at least 65% of its assets in growth
                                oriented Equity Securities of small
                                growth-oriented domestic and, to a limited
                                extent, foreign companies with potential for
                                long-term growth.
Mortgage-Backed Securities      Under normal circumstances, the Portfolio
  Portfolio                     invests at least 65% of its assets in Investment
                                Grade short and intermediate-term Mortgage-
                                Related Securities. The Portfolio may invest up to 15% in Mortgage-Related Securities rated in the third highest rating category or, if unrated, believed by MSDW Investment Management to be of equivalent quality.

The following tables summarize the permissible strategies and investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio contained in the Prospectus in order to provide a more complete description of such Portfolio's investment policies.


GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

                                                     ACTIVE
                                                     INTER-
                                                    NATIONAL                ASIAN                                     EUROPEAN
                                                      ALLO-      ASIAN      REAL       CHINA    EMERGING   EUROPEAN     REAL
                                                     CATION     EQUITY     ESTATE     GROWTH     MARKETS    EQUITY     ESTATE
                                                    ---------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks...................................         X          X          X          X         X          X          X
  Depositary Receipts.............................         X          X          X          X         X          X          X
  Preferred Stocks................................         X          X          X          X         X          X          X
  Rights..........................................         X          X          X          X         X          X          X
  Warrants........................................         X          X          X          X         X          X          X
  Convertible Securities..........................         X          X          X          X         X          X          X
  Limited Partnerships............................
  Investment Company Securities...................         X          X          X          X         X          X          X
  Real Estate Investing...........................         X          X          X          X         X          X          X
  --REITS.........................................         X          X          X          X         X          X          X
  --Specialized Ownership Vehicles................         X          X          X          X         X          X          X
FIXED INCOME SECURITIES:
  High Yield Securities...........................                                                    X
  U.S. Government Securities......................         X          X          X          X         X          *          X
  Agencies........................................         X          X          X          X         X          *          X
  Corporates......................................         X          X          X          X         X          *          X
  Money Market Instruments........................         X          X          X          X         X          X          X
  Mortgage Related Securities.....................
  --MBSs..........................................
  --CMOs..........................................
  --SMBSs.........................................
  Repurchase Agreements...........................         X          X          X          X         X          X          X
  Municipals......................................
  Asset-Backeds...................................
  Loan Participations and Assignments.............                                                    X
  Temporary Investments...........................         X          X          X          X         X          X          X
  Zero Coupons, Pay-In-Kind Securities or Deferred
   Payment Securities.............................         X          X          X          X         X                     X
  Floaters........................................
  Inverse Floaters................................
FOREIGN INVESTMENT:
  Foreign Equity Securities.......................         X          X          X          X         X          X          X
  Foreign Government Fixed Income Securities......         X          X          X          X         X                     X
  Foreign Corporate Fixed Income Securities.......         X          X          X          X         X                     X
  Emerging Market Country Securities..............         X          X          X          X         X          X          X
  Russian Equity Securities.......................                                                    X
  Foreign Currency Transactions...................         X          X          X          X         X          X          X
  Brady Bonds.....................................         X          X          X                    X          X          X
  Investment Funds................................         X          X          X          X         X          X          X


                                                                                                 INTER-
                                                                           INTER-     INTER-    NATIONAL
                                                     GLOBAL               NATIONAL   NATIONAL     SMALL    JAPANESE     LATIN
                                                     EQUITY      GOLD      EQUITY     MAGNUM       CAP      EQUITY    AMERICAN
                                                    ---------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks...................................         X          X          X          X          X         X            X
  Depositary Receipts.............................         X          X          X          X          X         X            X
  Preferred Stocks................................         X          X          X          X          X         X            X
  Rights..........................................         X          X          X          X          X         X            X
  Warrants........................................         X          X          X          X          X         X            X
  Convertible Securities..........................         X          X          X          X          X         X            X
  Limited Partnerships............................
  Investment Company Securities...................         X          X          X          X          X         X            X
  Real Estate Investing...........................         X                     X          X          X         X            X
  --REITS.........................................         X                     X          X          X         X            X
  --Specialized Ownership Vehicles................         X                     X          X          X         X            X
FIXED INCOME SECURITIES:
  High Yield Securities...........................                                                                            X
  U.S. Government Securities......................         *          X          *          X          *         X            X
  Agencies........................................         *          X          *          X          *         X            X
  Corporates......................................         *          X          *          X          *         X            X
  Money Market Instruments........................         X          X          X          X          X         X            X
  Mortgage Related Securities.....................
  --MBSs..........................................
  --CMOs..........................................
  --SMBSs.........................................
  Repurchase Agreements...........................         X          X          X          X          X         X            X
  Municipals......................................
  Asset-Backeds...................................
  Loan Participations and Assignments.............                                                                            X
  Temporary Investments...........................         X          X          X          X          X         X            X
  Zero Coupons, Pay-In-Kind Securities or Deferred
   Payment Securities.............................                    X                     X                    X            X
  Floaters........................................
  Inverse Floaters................................
FOREIGN INVESTMENT:
  Foreign Equity Securities.......................         X          X          X          X          X         X            X
  Foreign Government Fixed Income Securities......                    X                     X                    X            X
  Foreign Corporate Fixed Income Securities.......                    X                     X                    X            X
  Emerging Market Country Securities..............         X          X          X          X          X                      X
  Russian Equity Securities.......................
  Foreign Currency Transactions...................         X          X          X          X          X         X            X
  Brady Bonds.....................................         X          X          X          X                    X            X
  Investment Funds................................         X          X          X          X          X         X            X

                                                     ACTIVE
                                                     INTER-
                                                    NATIONAL                ASIAN                                     EUROPEAN
                                                      ALLO-      ASIAN      REAL       CHINA    EMERGING   EUROPEAN     REAL
                                                     CATION     EQUITY     ESTATE     GROWTH     MARKETS    EQUITY     ESTATE
                                                    ---------------------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities...................         X          X          X          X         X          X          X
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities...........         X          X          X          X         X          X          X
  When-Issued and Delayed Delivery Securities.....         X          X          X          X         X          X          X
  Borrowing for Investment Purposes...............
  Temporary Borrowing.............................         X          X          X          X         X          X          X
  Reverse Repurchase Agreements...................
  Short Sales.....................................
  Structured Investments..........................         X          X          X          X         X          X          X
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts..............         X          X          X          X         X          X          X
  Futures Contracts...............................         X          X          X          X         X          X          X
  Forward Contracts...............................         X          X          X          X         X          X          X
  Option Transactions.............................         X          X          X          X         X          X          X
  Swaps...........................................         X          X          X          X         X          X          X


                                                                                                INTER-
                                                                           INTER-     INTER-   NATIONAL
                                                     GLOBAL               NATIONAL   NATIONAL    SMALL    JAPANESE     LATIN
                                                     EQUITY      GOLD      EQUITY     MAGNUM      CAP      EQUITY    AMERICAN
                                                    --------------------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities...................         X          X          X       X            X         X            X
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities...........         X          X          X       X            X         X            X
  When-Issued and Delayed Delivery Securities.....         X          X          X       X            X         X            X
  Borrowing for Investment Purposes...............
  Temporary Borrowing.............................         X          X          X       X            X         X            X
  Reverse Repurchase Agreements...................                                                                           X
  Short Sales.....................................                                                                           X
  Structured Investments..........................         X          X          X       X            X         X            X
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts..............         X          X          X       X            X         X            X
  Futures Contracts...............................         X          X          X       X            X         X            X
  Forward Contracts...............................         X          X          X       X            X         X            X
  Option Transactions.............................         X          X          X       X            X         X            X
  Swaps...........................................         X          X          X       X            X         X            X

--------------

* This Portfolio may invest in certain U.S. Government Securities, Agencies and Corporate Debt as described under Money Market Instruments and Temporary Investments.

U.S. EQUITY PORTFOLIOS

                                                             SMALL
                                                 FOCUS      COMPANY    EQUITY
                                                 EQUITY     GROWTH     GROWTH    MICROCAP   TECHNOLOGY  U.S. EQUITY PLUS
                                               -------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks..............................          X         X           X         X            X              X
  Depositary Receipts........................          X         X           X         X            X              X
  Preferred Stocks...........................          X         X           X         X            X              X
  Rights.....................................          X         X           X         X            X              X
  Warrants...................................          X         X           X         X            X              X
  Convertible Securities.....................          X         X           X         X            X              X
  Limited Partnerships.......................
  Investment Company Securities..............          X         X           X         X            X              X
  Real Estate Investing......................          X         X           X         X                           X
  --REITS....................................          X         X           X         X                           X
  --Specialized Ownership Vehicles...........          X         X           X         X                           X
FIXED INCOME SECURITIES:
  High Yield Securities......................                                                       X
  U.S. Government Securities.................          X         X           X         X            X              X
  Agencies...................................          X         X           X         X            X              X
  Corporates.................................          X         X           X         X            X              X
  Money Market Instruments...................          X         X           X         X            X              X


                                               U.S. REAL ESTATE  VALUE EQUITY
                                               ------------------------------
EQUITY SECURITIES:
  Common Stocks..............................              X              X
  Depositary Receipts........................              X              X
  Preferred Stocks...........................              X              X
  Rights.....................................              X              X
  Warrants...................................              X              X
  Convertible Securities.....................              X              X
  Limited Partnerships.......................
  Investment Company Securities..............              X              X
  Real Estate Investing......................              X              X
  --REITS....................................              X              X
  --Specialized Ownership Vehicles...........              X              X
FIXED INCOME SECURITIES:
  High Yield Securities......................
  U.S. Government Securities.................              X              X
  Agencies...................................              X              X
  Corporates.................................              X              X
  Money Market Instruments...................              X              X

                                                            SMALL                                        U.S.       U.S.
                                                 FOCUS     COMPANY    EQUITY                            EQUITY      REAL
                                                EQUITY     GROWTH     GROWTH    MICROCAP   TECHNOLOGY    PLUS      ESTATE
                                               ----------------------------------------------------------------------------
FIXED INCOME SECURITIES: (CONTINUED)
  Mortgage Related Securities................
  --MBSs.....................................
  --CMOs.....................................
  --SMBSs....................................
  Repurchase Agreements......................         X          X          X          X           X          X          X
  Municipals.................................
  Asset-Backeds..............................
  Loan Participations and Assignments........
  Temporary Investments......................         X          X          X          X           X          X          X
  Zero Coupons, Pay-In-Kind Securities or
   Deferred Payment Securities...............         X          X          X          X           X          X          X
  Floaters...................................
  Inverse Floaters...........................
FOREIGN INVESTMENT:
  Foreign Equity Securities..................         X          X          X          X           X          X          X
  Foreign Bonds..............................                                                      X                     X
  Emerging Market Country Securities.........                                                      X                     X
  Russian Equity Securities..................
  Foreign Currency Transactions..............         X          X          X          X           X          X          X
  Brady Bonds................................
  Investment Funds...........................         X          X          X          X           X          X          X
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities..............         X          X          X          X           X          X          X
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities......         X          X          X          X           X          X          X
  When-Issued and Delayed Delivery
   Securities................................         X          X          X          X           X          X          X
  Borrowing for Investment Purposes..........                                          X
  Temporary Borrowing........................         X          X          X          X           X          X          X
  Reverse Repurchase Agreements..............                                                      X          X
  Short Sales................................
  Structured Investments.....................         X          X          X          X           X          X          X
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts.........         X          X          X          X           X          X          X
  Futures Contracts..........................         X          X          X          X           X          X          X
  Forward Contracts..........................         X          X          X          X           X          X          X
  Option Transactions........................         X          X          X          X           X          X          X
  Swaps......................................         X          X          X          X           X          X          X


                                                 VALUE
                                                EQUITY
                                               ---------
FIXED INCOME SECURITIES: (CONTINUED)
  Mortgage Related Securities................
  --MBSs.....................................
  --CMOs.....................................
  --SMBSs....................................
  Repurchase Agreements......................          X
  Municipals.................................
  Asset-Backeds..............................
  Loan Participations and Assignments........
  Temporary Investments......................          X
  Zero Coupons, Pay-In-Kind Securities or
   Deferred Payment Securities...............          X
  Floaters...................................
  Inverse Floaters...........................
FOREIGN INVESTMENT:
  Foreign Equity Securities..................          X
  Foreign Bonds..............................
  Emerging Market Country Securities.........
  Russian Equity Securities..................
  Foreign Currency Transactions..............          X
  Brady Bonds................................
  Investment Funds...........................          X
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities..............          X
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities......          X
  When-Issued and Delayed Delivery
   Securities................................          X
  Borrowing for Investment Purposes..........
  Temporary Borrowing........................          X
  Reverse Repurchase Agreements..............
  Short Sales................................
  Structured Investments.....................          X
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts.........          X
  Futures Contracts..........................          X
  Forward Contracts..........................          X
  Option Transactions........................          X
  Swaps......................................          X

FIXED INCOME AND MONEY MARKET PORTFOLIOS


                                          EMERGING               GLOBAL               MORTGAGE-                         MUNICIPAL
                                           MARKETS     FIXED      FIXED      HIGH       BACKED    MUNICIPAL    MONEY      MONEY
                                            DEBT      INCOME     INCOME      YIELD    SECURITIES    BOND      MARKET     MARKET
                                          ---------------------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks.........................                                          X
  Depositary Receipts...................         X
  Preferred Stocks......................         X          X          X          X
  Rights................................         X          X          X          X
  Warrants..............................         X          X          X          X
  Convertible Securities................         X          X          X          X
  Limited Partnerships..................                                          X
  Investment Company Securities.........         X          X          X          X           X          X          X           X
  Real Estate Investing.................
  --REITs...............................                                          +
  --Specialized Ownership Vehicles......
FIXED INCOME SECURITIES:
  High Yield Securities.................         X                                X
  U.S. Government Securities............         X          X          X          X           X          X          X           X
  Agencies..............................         X          X          X          X           X          X          X           X
  Corporates............................         X          X          X          X           *          X          X           *
  Money Market Instruments..............         X          X          X          X           X          X          X           X
  Mortgage Related Securities...........         X          X          X          X           X          X          X
  --MBSs................................         X          X          X          X           X          X
  --CMOs................................         X          X          X          X           X
  --SMBSs...............................                    X          X          X           X
  Repurchase Agreements.................         X          X          X          X           X          X          X           X
  Municipals............................         X          X          X          X                      X          X           X
  Asset-Backeds.........................         X          X          X          X                                 X
  Loan Participations and Assignments...         X                                X
  Temporary Investments.................         X          X          X          X           X          X          X           X
  Zero Coupons, Pay-In-Kind Securities
   or Deferred Payment Securities.......         X          X          X          X           X          X          X           X
  Floaters..............................         X          X          X          X           X          X          X           X
  Inverse Floaters......................         X          X          X          X           X          X
FOREIGN INVESTMENT:
  Foreign Equity Securities.............         X          X          X          X
  Foreign Bonds.........................         X          X          X          X
  Emerging Market Country Securities....         X                     X          X
  Russian Equity Securities.............
  Foreign Currency Transactions.........         X          X          X          X
  Brady Bonds...........................         X                     X          X
  Investment Funds......................         X

                                               EMERGING               GLOBAL               MORTGAGE-
                                                MARKETS     FIXED      FIXED      HIGH       BACKED    MUNICIPAL    MONEY
                                                 DEBT      INCOME     INCOME      YIELD    SECURITIES    BOND      MARKET
                                               ----------------------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities..............         X          X          X          X           X          X
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities......         X          X          X          X           X          X          X
  When-Issued and Delayed Delivery
   Securities................................         X          X          X          X           X          X          X
  Borrowing for Investment Purposes..........         X
  Temporary Borrowing........................         X          X          X          X           X          X          X
  Reverse Repurchase Agreements..............         X                                X                                 X
  Short Sales................................         X
  Structured Investments.....................         X          X          X          X           X          X          X
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts.........         X          X          X          X           X          X
  Futures Contracts..........................         X          X          X          X           X          X
  Forward Contracts..........................         X          X          X          X           X          X
  Option Transactions........................         X          X          X          X           X          X
  Swaps......................................         X          X          X          X           X          X

                                               MUNICIPAL
                                                 MONEY
                                                MARKET
                                               ---------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities..............
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities......          X
  When-Issued and Delayed Delivery
   Securities................................          X
  Borrowing for Investment Purposes..........
  Temporary Borrowing........................          X
  Reverse Repurchase Agreements..............
  Short Sales................................
  Structured Investments.....................
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts.........
  Futures Contracts..........................
  Forward Contracts..........................
  Option Transactions........................
  Swaps......................................

--------------

* This Portfolio may invest in certain Corporate Debt as described under Money Market Instruments and Temporary Investments.

+ The High Yield Portfolio may invest in certain fixed income securities issued by REITs.

EQUITY SECURITIES

Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of Equity Securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all Equity Securities in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's Equity Securities.

COMMON STOCKS. Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

DEPOSITARY RECEIPTS. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

RIGHTS. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferrable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

WARRANTS. Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferrable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

LIMITED PARTNERSHIPS. A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.


INVESTMENT COMPANY SECURITIES. Investment Company Securities are securities of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended (the "1940 Act"), generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. A Portfolio may invest in Investment Company Securities of investment companies managed by MSDW Investment

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Management or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the Securities and Exchange Commission ("SEC"). To the extent a Portfolio invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Portfolio also will bear it's proportionate share of the expenses of the purchased investment company in addition to its own expenses.


REAL ESTATE INVESTING. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios' investments.

REITS. Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in any of the Portfolios, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

SPECIALIZED OWNERSHIP VEHICLES. Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, may cause the Portfolios' shareholders to indirectly bear certain additional operating expenses.

FIXED INCOME SECURITIES


Fixed Income Securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed Income Securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and some Fixed Income Securities may have other novel features such as conversion rights. Prices of Fixed Income Securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a Fixed Income Security. Economic, political and other events also may affect the prices of broad fixed income markets. Generally, the values of Fixed Income Securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of outstanding Fixed Income Securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments also will affect the maturity and value of Fixed Income Securities. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, a Portfolio may be forced to reinvest in lower yielding Fixed Income Securities.


The length of time to the final payment, or maturity, of a Fixed Income Security also affects its price volatility. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuation, especially as a result of changes in interest rates. Traditionally, term to maturity has been used as a barometer of a Fixed Income Security's sensitivity to interest rate changes. However, this measure considers only the time until final payment and takes no account of the pattern of payments prior to maturity. Duration is a more precise measure of the expected life of a
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Fixed Income Security that combines consideration of yield, coupon, interest payments, final maturity and call features and measures the expected life of a Fixed Income Security on a present value basis. The duration of a Fixed Income Security ordinarily is shorter than its maturity.


INVESTMENT GRADE SECURITIES. Investment Grade Securities are Fixed Income Securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or determined to be of equivalent quality by MSDW Investment Management. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to Fixed Income Securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated Fixed Income Securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.


HIGH YIELD SECURITIES. High Yield Securities are generally considered to include Fixed Income Securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered by MSDW Investment Management to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as junk bonds or high yield, high risk securities.

While High Yield Securities offer higher yields, they carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less credit worthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities are Fixed Income Securities that are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest. U.S. Government Securities may include securities issued by the U.S. Treasury and securities issued by federal agencies and U.S. Government sponsored instrumentalities.

AGENCIES. Agencies are Fixed Income Securities which are not guaranteed by, or backed by the full faith and credit of the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, or any of several other agencies.

CORPORATES. Corporates are Fixed Income Securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of Equity Securities of the issuer as to both income and assets for the principal and interest due the holder.

MONEY MARKET INSTRUMENTS. Money Market Instruments are high quality short-term Fixed Income Securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

MORTGAGE RELATED SECURITIES. Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities include collateralized mortgage obligations and mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

    MORTGAGE-BACKED SECURITIES. With mortgage-backed securities ("MBSs"), many mortgagees' obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by Government National Mortgage Association ("GNMA" or "Ginnie Mae"), Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"), Fannie Mae, private issuers and other government agencies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBSs which at the time of purchase are rated investment grade by one or more NRSROs or, if unrated, are deemed by MSDW Investment Management to be of comparable quality.


MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are. FHLMC securities are supported by its right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. Although FHLMC has in the past guaranteed only the ultimate

                                                                          11
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collection of principal of the underlying mortgage loan, FHLMC now issues MBSs
("FHLMC Gold PCS") which also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP") obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury.


There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (to be announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis.


Like Fixed Income Securities in general, MBSs will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBSs, MSDW Investment Management looks for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when MSDW Investment Management deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers which are rated investment grade at the time of purchase by Moody's or S&P or be deemed by MSDW Investment Management to be of comparable investment quality.


    FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government.

Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

    FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

    GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans;
(ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects;
(vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in
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interest rates or in other payment terms of the mortgage loans; and
(ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to-four-family housing units.

    COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage-backed securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

    STRIPPED MORTGAGE-BACKED SECURITIES. Stripped Mortgage-Backed Securities ("SMBSs") are multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. In some cases, one class will receive all of the interest ("interest-only" or "IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and significant changes in the rate of principal repayments will have a corresponding effect on the SMBSs' yield to maturity.

    CREDIT ENHANCEMENT. Mortgage related securities are often backed by a pool of assets representing the obligations of a number of parties. To lessen the effect of failure by obligors on underlying assets to make payments, these securities may have various types of credit support. Credit support falls into two primary categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches.
                                                                          13
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The ratings of mortgage related securities for which third party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could decline in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

REPURCHASE AGREEMENTS. Repurchase Agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement, and this value is maintained during the term of the agreement. These securities are held by the Portfolio's Custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.


Pursuant to an order issued by the SEC, the Portfolios may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by MSDW Investment Management. By entering into Repurchase Agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each Portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that Portfolio's percentage share in the total Repurchase Agreement.


MUNICIPALS. Municipal securities ("Municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes and in certain instances, from state and local taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those securities with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income taxes. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

ASSET-BACKED SECURITIES. Asset-Backed Securities ("Asset-Backeds") are securities collateralized by shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral underlying Asset-Backeds tends to have prepayment rates that usually do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments (on automobile loans and other collateral) will alter the cash flow on Asset-Backeds and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. The maturity of Asset-Backeds will be based on the expected average life of the instrument. In selecting these securities, MSDW Investment Management will look for those securities that offer a higher yield to compensate for any variation in average maturity.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks represent an ownership interest in the issuer they have many of the characteristics of an Equity Security and are, therefore, included in both the definition of Fixed Income Security and Equity Security.
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CONVERTIBLE SECURITIES.  Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Prices of Convertible Fixed Income Securities frequently are more volatile than non-Convertible Fixed Income Securities. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Security may be exchanged and, therefore, are included in both the definition of Fixed Income Security or Equity Security.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by MSDW Investment Management to be creditworthy.


When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its net asset value.


Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

TEMPORARY INVESTMENTS. When MSDW Investment Management believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed Income Securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES. Zero Coupon, Pay-In-Kind and Deferred Payment Securities are all types of Fixed Income Securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Portfolio will not receive cash periodic coupon payments on these securities, the Portfolio may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Portfolio may have to pay taxes on this phantom income, although it has not received any cash payment.

    ZERO COUPONS. Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

    PAY-IN-KIND SECURITIES. Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

    DEFERRED PAYMENT SECURITIES. Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

FLOATERS. Floaters are Fixed Income Securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

INVERSE FLOATERS. Inverse floating rate obligations ("Inverse Floaters") are Fixed Income Securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. The Portfolios may invest in Eurodollar and Yankee dollar obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues but Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FOREIGN INVESTMENT

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the Equity Securities or Fixed Income Securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although MSDW Investment Management endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Portfolios may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

MSDW Investment Management considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country.

FOREIGN EQUITY SECURITIES. Foreign Equity Securities are Equity Securities of an issuer in a foreign country.

FOREIGN GOVERNMENT FIXED INCOME SECURITIES. Foreign Government Fixed Income Securities are Fixed Income Securities issued by a foreign government or government-related issuer in a foreign country.

FOREIGN CORPORATE FIXED INCOME SECURITIES. Foreign Corporate Fixed Income Securities are Fixed Income Securities issued by a private issuer in a foreign country.
    16

EMERGING MARKET COUNTRY SECURITIES. An emerging market country security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration of approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

RUSSIAN EQUITY SECURITIES. The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

In light of the risks described above, the Board Directors of the Fund has approved certain procedures concerning the Fund's investments in Russian Securities. Among these procedures is a requirement that a Portfolio will not invest in the Equity Securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions, including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

FOREIGN CURRENCY TRANSACTIONS. The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives" below.


Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, MSDW Investment Management believes that it is important to have the flexibility to use such derivative products when it determines that it is in the best interests of a Portfolio. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

    FOREIGN CURRENCY WARRANTS. Portfolios may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.


Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.


    PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).

BRADY BONDS. Brady Bonds are Fixed Income Securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolios will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.
    18

INVESTMENT FUNDS. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. A Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

EUROPEAN CURRENCY TRANSITION.  On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

The transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

OTHER SECURITIES


LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by MSDW Investment Management to be of good standing and when, in the judgment of MSDW Investment Management, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors.


At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED
SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less that those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolio may be required to bear the expenses of registration.


As a general matter, a Portfolio may not invest more than 15% (10% for the Money Market and Municipal Money Market Portfolios) of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933 (the "1993 Act") ("Rule 144A Securities") and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.



WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When a Portfolio agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Portfolio's commitment to purchase these securities.


BORROWING FOR INVESTMENT PURPOSES. Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when MSDW Investment Management believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.


TEMPORARY BORROWING. Each Portfolio is permitted to borrow from banks in an amount up to 10% (33 1/3% for the High Yield Portfolio) of its total assets for extraordinary or emergency purposes, except that the Emerging Markets Debt Portfolio may borrow up to 33 1/3% of its total assets from banks and other entities. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when MSDW Investment Management believes that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. A Portfolio will not purchase additional securities while temporary borrowings exceed 5% of its total assets.


The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by MSDW Investment Management or its affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.


REVERSE REPURCHASE AGREEMENTS. Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in Reverse Repurchase Agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.


SHORT SALES. A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.


The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risk and special considerations. If MSDW Investment Management incorrectly predicts that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.


STRUCTURED INVESTMENTS. Structured Investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade
    20
differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.

Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of Structured Investments. The Portfolios may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with a Portfolio's investment objective and policies.

    PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a high dividend income than that paid with respect to a company's common stock.

    ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

    LYONs. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

    STRUCTURED NOTES. Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Portfolios will use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

DERIVATIVES


The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Each Portfolio will limit its use of foreign currency forward contracts and other derivative products for non-hedging purposes to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.


The term hedging, generally, means that a Portfolio is using a derivative product as a way to reduce or limit risk. For example, a Portfolio may hedge in order to limit the effects of a change in the value of a particular foreign currency versus the U.S. dollar or a Portfolio could use a portion of its cash to buy securities futures in order to hedge the risk of not being fully invested. The Portfolios also may use certain complex hedging techniques. For example, a Portfolio may use a type of hedge known as a cross hedge or a proxy hedge, where the Portfolio hedges the risk associated with one underlying by purchasing or selling a derivative product with an underlying that is different. There is no limit on the use of foreign currency forward contracts or other derivative products for hedging purposes.


The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when MSDW Investment Management believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such derivative transactions.


The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If MSDW Investment Management is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.

Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in further detail below.


FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades. The Portfolios may enter into foreign currency forward contracts in many circumstances. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. For example, when any of the Portfolios anticipates that the currency of a particular foreign country may suffer a decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency. Similarly, when any of the Portfolios anticipates that the U.S. dollar may suffer a decline against a foreign currency it may enter into a foreign currency forward contract to buy that currency for a fixed amount. However, it may not be practicable to hedge currency in all markets, particularly emerging markets.


The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
    22

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, MSDW Investment Management believes that it is important to have the flexibility to enter into such forward contracts when it determines that it is in the best interests of a Portfolio. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them into a segregated account in an amount necessary to cover the Portfolio's obligations under such foreign currency forward contracts.


The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS). The Portfolios may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed under "Foreign Currency Forward Contracts." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.

In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will uses these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may use futures contracts, forward contracts and related options are as follows:

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by MSDW Investment Management, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with change in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.

Gains and losses on futures contracts, forward contracts and related options depend on MSDW Investment Management's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include
(i) imperfect correlation between the changes in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. A

Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.

Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.

OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by MSDW Investment Management and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and
(ii) possible lack of a liquid secondary market for an option.

SWAPS, CAPS, COLLARS AND FLOORS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with
    24
some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies under the agreements related to the transaction.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

Each current Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (i) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

    (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities), and except that the Gold Portfolio may invest in gold bullion in accordance with its investment objectives and policies;

    (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

    (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

    (4) except with respect to the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, International Magnum, Latin American, MicroCap, Focus Equity, European Real Estate, Asian Real Estate, Technology and U.S. Real Estate Portfolios (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

    (5) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), except that each of the Emerging Markets Debt and Latin American Portfolios may borrow from banks and other entities, and the Technology Portfolio may borrow from banks, in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objectives and policies;

    (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;


    (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Portfolio or the Municipal Money Market Portfolio) instruments issued by U.S. Banks, except that (i) the Latin American Portfolio may invest more than 25% of its total assets in securities of companies involved in the telecommunications industry or financial services industry; (ii) the Gold Portfolio will invest more than 25% of its total assets in securities of companies in the group of industries involved in gold-related or precious-metals-related activities, as described in its prospectus, and may invest more than 25% of its total assets in one or more of the industries that are a part of such group of industries, as described in its prospectus; (iii) each of the Asian Real Estate, European Real Estate and U.S. Real Estate Portfolios will invest more than 25% of its total assets in the Asian, European and U.S. real estate industries, respectively, as described in their prospectuses; and (iv) the Technology Portfolio will invest more than 25% of its assets in securities of companies in the technology or technology-related industries; and


    (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

NON-FUNDAMENTAL LIMITATIONS

In addition, each current Portfolio of the Fund has adopted non-fundamental investment limitations as stated below and in their respective Prospectuses. Such limitations may be changed without shareholder approval. Each current Portfolio of the Fund will not:


    (1) purchase on margin or sell short, except (i) that the Emerging Markets Debt and Latin American Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; (ii) that each Portfolio, except the Money Market and Municipal Money Market Portfolios, may enter into option transactions and futures contracts as described in its Prospectus; and (iii) as specified above in fundamental investment limitation number (1) above;



    (2) except for the High Yield Portfolio, purchase or retain securities of an issuer if those officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;



    (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except that the High Yield Portfolio may pledge, mortgage or hypothecate a maximum of 50% of its assets, not counting assets segregated to comply with coverage requirements under
Section 18(f) of the 1940 Act, and the SEC's rules, regulations, orders, and interpretations thereunder;



    (4) invest for the purpose of exercising control over management of any company;



    (5) except for the U.S. Real Estate, European Real Estate and Asian Real Estate Portfolios, invest in real estate limited partnership interests, and the U.S. Real Estate, European Real Estate and Asian Real Estate Portfolios may not invest in such interests that are not publicly traded;



    (6) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed, except that the High Yield Portfolio also may purchase such securities that are not publicly distributed; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder; and (iii) the High Yield Portfolio may lend securities to institutional investors in addition to entities described in (ii);



    (7) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Emerging Markets Debt Portfolio may borrow in accordance with fundamental investment limitation number (5) above; and (ii) the High Yield Portfolio may borrow up to 33 1/3% of its total assets in the aggregate, including reverse repurchase agreements; and


The Fixed Income and Value Equity Portfolios will only issue shares for securities or assets other than cash in a bona fide reorganization, statutory merger, or in other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which (i) meet their respective investment objectives; and
(ii) are acquired for investment and not for resale.


Each of the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, Latin American, Focus Equity, European Real Estate, Asian Real Estate, U.S. Real Estate and Technology Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter,
(i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio's holdings maybe less diversified and are not required to satisfy any diversification test.


With respect to fundamental investment limitation number (7), each Portfolio will determine industry concentration in accordance with the industry classifications used by its benchmark index, except that (i) with respect to the Money Market, Municipal Money Market and High Yield Portfolios, (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry and (b) asset-backed securities will be classified according to the underlying assets securing such securities; and
(ii) with respect to the High Yield Portfolio, utility companies will be classified according to their services, for example, electric, gas, gas transmission, and telephone will be treated as separate industries.


In accordance with fundamental investment limitation number (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the

Portfolio was not able to invest greater than 25% of its total assets in such industries. As stated in the Prospectus, the Board of Directors has made the foregoing determination and, accordingly, the Latin American Portfolio will invest between 25% and 50% of its assets in securities of issuers engaged in the telecommunications industry.


The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

                               PURCHASE OF SHARES


You may purchase shares of each Portfolio on any day the New York Stock Exchange ("NYSE") is open. Each Portfolio reserves the right in its sole discretion
(i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares. The International Equity Portfolio is currently closed to new investors with the exception of certain Morgan Stanley & Co. Incorporated ("Morgan Stanley") customers, employees of Morgan Stanley and its affiliates, certain tax-qualified retirement plans and other investment companies advised by MSDW Investment Management and its affiliates. The China Growth, Gold, MicroCap, Mortgage-Backed Securities and Municipal Bond Portfolios currently are not operational.



Shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund or its designee of a purchase order as described under "Methods of Purchase" and "Investment through Financial Intermediaries." The International Small Cap Portfolio may impose a transaction fee of up to 0.50%. CLASS B SHARES OF THE MONEY MARKET PORTFOLIO ARE AVAILABLE FOR PURCHASE ONLY THROUGH FINANCIAL INTERMEDIARIES (AS DISCUSSED BELOW) THAT HAVE MADE ARRANGEMENTS WITH THE FUND. The net asset value per share of each Portfolio is calculated on days that the NYSE is open for business. Net asset value per share is determined (i) for each non-money market Portfolio, as of the close of trading of the NYSE (normally 4:00 p.m. Eastern Time); (ii) for the Money Market Portfolio, as of 12:00 noon Eastern Time; and (ii) for the Municipal Money Market Portfolio, as of 11:00 a.m. Eastern Time (for each Portfolio, the "Pricing Time").


MINIMUM INVESTMENT

The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each non-money market Portfolio, except that the minimum initial investment is $250,000 for Class A shares and $50,000 for Class B shares of the Technology Portfolio. The minimum initial investment is $100,000 for Class A shares of each money market Portfolio. There is no minimum initial investment for Class B shares of the Money Market Portfolio. These minimums may be waived at MSDW Investment Management's discretion for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"); certain accounts managed by MSDW Investment Management and its affiliates ("Managed Accounts"); and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.

METHODS OF PURCHASE


You may purchase shares directly from the Fund by Federal Funds wire, by bank wire or by check; however, on days that the NYSE is open but the custodian bank is closed, you may only purchase shares by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with the Fund. Class B shares of the Money Market Portfolio may only be purchased through Financial Intermediaries. Some Financial Intermediaries may charge an additional service or transaction fee (see also "Investment through Financial Intermediaries.") If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.


FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and The Chase Manhattan Bank ("Chase Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps.

     1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.

     2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:

         The Chase Manhattan Bank
         One Manhattan Plaza
         New York, NY 10081-1000
         ABA# 021000021
         DDA# 910-2-733293
         Attn: Morgan Stanley Dean Witter Institutional Fund, Inc.
         Ref: (Portfolio name, your account number, your account name)

         Please call the Fund at 1-800-548-7786 prior to wiring funds.

     3. Complete and sign an Account Registration Form and mail it to the address shown thereon.

When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the regular close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time) the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the regular close of the FFWCC will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an agreement with the Fund pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares the following business day.

BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and the bank handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.

CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Dean Witter Institutional Fund, Inc. -- [Portfolio name]" to:

         Morgan Stanley Dean Witter Institutional Fund, Inc.
         P.O. Box 2798
         Boston, Massachusetts 02208-2798

The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.


INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund so that an investor may purchase or redeem shares at the net asset value per share next determined after the Financial Intermediary receives the share order. In other instances, the Fund has also authorized such Financial Intermediaries to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf at the share price next determined after such designees receive the share order. Under these arrangements, the Fund will be deemed to have received a purchase or redemption order when the Financial Intermediary or, if applicable, a Financial Intermediary's authorized designee, receives the share order from an investor.


ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio, except that there is no minimum for Class B shares of the Money Market Portfolio. The minimum additional investment may be lower for certain accounts described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.

INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES

Class A and Class B shares of each non-money market Portfolio may be subject to the involuntary conversion and redemption features described below. Shares of the money market Portfolios are not subject to involuntary conversion or redemption. The conversion and redemption features may be waived at MSDW Investment Management's discretion for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.

CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares of a non-money market Portfolio falls below $500,000 ($250,000 for the Technology Portfolio), but remains at or above $100,000 ($50,000 for the Technology Portfolio), because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 ($250,000 for the Technology Portfolio), but remains at or above $100,000 ($50,000 for the Technology Portfolio), for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to
    28
the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.

CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares of a non-money market Portfolio increases to $500,000 or more, ($250,000 for the Technology Portfolio), whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to accounts containing Class A shares described above.

INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 ($50,000 for the Technology Portfolio), because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 ($50,000 for the Technology Portfolio), for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.

                              REDEMPTION OF SHARES

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not practicable for a Portfolio to dispose of securities it owns, or fairly to determine the value of its assets; and (iii) for such other periods as the SEC may permit.


Class A shares of each Portfolio and Class B shares of each Portfolio, except for the International Small Cap and Municipal Money Market Portfolios that do not offer Class B shares, may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption," except that the International Small Cap Portfolio may impose a transaction fee of up to 0.50%. Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.


METHODS OF REDEMPTION

You may redeem shares directly from the Fund by mail or by telephone. HOWEVER, SHARES PURCHASED THROUGH A FINANCIAL INTERMEDIARY MUST BE REDEEMED THROUGH A FINANCIAL INTERMEDIARY. Certain Financial Intermediaries may charge an additional service or transaction fee.

BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Dean Witter Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Dean Witter Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

"Good order" means that the request to redeem shares must include the following:

    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

    2.  Any required signature guarantees; and

    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.

BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transactions requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption request from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through Financial Intermediaries, as described above.

FURTHER REDEMPTION INFORMATION

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable SEC rules. Shareholders may incur brokerage charges on the sale of securities received from a distribution-in-kind.


The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in portfolio securities or in cash, as the Board of Directors may deem advisable as being in the best interests of the Fund. If redemptions are paid in portfolio securities, such securities will be valued as set forth under "Valuation of Shares."



No charge is made by any Portfolio for redemptions, except for the transaction fee of up to 0.50% that may be assessed upon redemption by the International Small Cap Portfolio. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.



To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (i) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (ii) share transfer requests. An "eligible guarantor institution" may include a bank, a trust company, a credit union or savings and loan association, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors. The signature guarantees must appear either: (i) on the written request for redemption; (ii) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (iii) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.


                         ACCOUNT POLICIES AND FEATURES

EXCHANGE FEATURES


You may exchange shares of each Portfolio that you own for shares of any other available Portfolio(s) of the Fund, subject to certain limitations. Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or sales charge of any kind (although a transaction fee of up to 0.50% may be charged on exchanges to and from the International Small Cap Portfolio). You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain Portfolios are not operational or may be unavailable to shareholders who purchased Portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which Portfolios are available for exchange.


Before you make an exchange, you should read the prospectus of the Portfolio(s) in which you seek to invest. The class of shares you receive in exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request.

Exchange requests may be made either by mail or telephone. Exchange requests by mail should be sent to Morgan Stanley Dean Witter Institutional Fund, Inc.,
P.O. Box 2798, Boston, Massachusetts 02208-2798. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. The telephone exchange privilege is automatic and made available without shareholder election. Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.

TRANSFER OF SHARES

Shareholders may transfer Portfolio shares to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. It may not be possible to transfer shares purchased through a Financial Intermediary. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same
    30
manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of such shares.

VALUATION OF SHARES

The net asset value per share of a class of shares of each of the non-money market Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less all liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio. Net asset value per share of the non-money market Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern
Time) on each day that the NYSE is open for business. The NYSE will be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities generally are valued at their market value. Securities listed on a U.S. securities exchange for which market quotations are available generally are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange generally are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available generally are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.

Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily unless collection is in doubt. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

The value of other assets and securities for which quotations are not readily available (including certain restricted and unlisted securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies generally will be converted into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar as quoted by a major bank.

Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares.

The net asset value per share of each of the Money Market and Municipal Money Market Portfolios is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio's investments and other assets and dividing the result by the total number of outstanding shares of the Portfolio. The net asset value per share of the Municipal Money Market Portfolio and the Money Market Portfolio are determined as of 11:00 a.m. and 12:00 noon (Eastern Time), respectively, on the days on which the NYSE is open. For purposes of calculating each money market Portfolio's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by the amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS


The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Two Directors and all of the officers of the Fund are directors, officers or employees of MSDW Investment Management, Morgan Stanley or Chase Global Funds Services Company ("Chase Global"). The other Directors have no affiliation with MSDW Investment Management, Morgan Stanley or Chase Global. Directors and officers of the Fund are also directors and officers of some or all of the funds in the Fund Complex (defined below) or other investment companies managed, administered, advised or distributed by MSDW Investment Management or its affiliates. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:



NAME, ADDRESS AND DATE OF BIRTH            POSITION WITH FUND    PRINCIPAL; OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ----------------------  --------------------------------------------
Barton M. Biggs*                         Chairman and Director   Chairman, Director and Managing Director of Morgan
 Morgan Stanley Dean Witter Investment                             Stanley Dean Witter Investment Management Inc.
 Management Inc.                                                   and Morgan Stanley Dean Witter Investment
 1221 Avenue of the Americas                                       Management Limited; Managing Director of Morgan
 New York, NY 10020                                                Stanley & Co. Incorporated; Member of the Yale
 11/26/32                                                          Development Board; and Chairman and Director of
                                                                   various funds in the Fund Complex.**

John D. Barrett, II                      Director                Chairman and Director of Barrett Associates, Inc.
 Barrett Associates Inc.                                           (investment counseling); Director of the
 521 Fifth Avenue                                                  Ashforth Company (real estate); and Director of
 New York, NY 10135                                                various funds in the Fund Complex.
 8/21/35

Gerard E. Jones                          Director                Partner, Richards & O'Neil LLP (law firm); and
 Richards & O'Neil LLP                                             Director of various funds in the Fund Complex.
 43 Arch Street
 Greenwich, CT 06830
 1/23/37

Graham E. Jones                          Director                Senior Vice President of BGK Properties; Trustee
 330 Garfield Street                                               of various investment companies managed by
 Suite 200                                                         Weiss, Peck & Greer; Trustee of various
 Santa Fe, NM 87501                                                investment companies managed by Morgan Grenfell
 1/31/33                                                           Capital Management Incorporated; Trustee of
                                                                   various investment companies managed by Sun
                                                                   Capital Advisors, Inc.; and Director of various
                                                                   funds in the Fund Complex. Formerly, Chief
                                                                   Financial Officer of Practice Management
                                                                   Systems, Inc.

John A. Levin                            Director                Chairman and Chief Executive Officer of John A.
 One Rockeffeller Plaza                                            Levin & Co., Inc.; Director, President and Chief
 New York, NY 10020                                                Executive Officer of Baker Fentress & Company;
 8/20/38                                                           and Director of various funds in the Fund
                                                                   Complex.

Andrew McNally IV                        Director                Director of Mercury Finance (consumer finance) and
 333 North Michigan Avenue                                         Zenith Electronics, Hubbell, Inc. (industrial
 Suite 501                                                         electronics) and Director of various funds in
 Chicago, IL 60601                                                 the Fund Complex. Formerly, Chairman and Chief
 11/11/39                                                          Executive Officer of Rand McNally & Company
                                                                   (publishing).

William G. Morton, Jr.                   Director                Chairman and Chief Executive Officer of Boston
 100 Franklin Street                                               Stock Exchange; Director of Tandy Corporation;
 Boston, MA 02110                                                  and Director of various funds in the Fund
 3/13/37                                                           Complex.

Samuel T. Reeves                         Director                President, Pinnacle Trading L.L.C (investments)
 8211 North Fresno Street                                          and Director of various funds in the Fund
 Fresno, CA 93720                                                  Complex.
 7/28/34

Fergus Reid                              Director                Chairman and Chief Executive Officer of LumeLite
 85 Charles Colman Blvd                                            Plastics Corporation (injection molding);
 Pawling, NY 12564                                                 Trustee and Director of Vista Mutual Fund Group;
 8/12/32                                                           and Director of various funds in the Fund
                                                                   Complex.

NAME, ADDRESS AND DATE OF BIRTH            POSITION WITH FUND    PRINCIPAL; OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ----------------------  --------------------------------------------
Frederick O. Robertshaw                  Director                Of Counsel, Copple, Chamberlin and Boehm, P.C.
 2025 North Third Street                                           (law firm); and Director of various funds in the
 Suite 300                                                         Fund Complex. Formerly, of Counsel, Bryan, Cave
 Phoenix, AZ 85004                                                 LLP (law firm).
 1/24/34

Harold J. Schaaff, Jr.                   President               Managing Director of Morgan Stanley & Co.
 Morgan Stanley Dean Witter Investment                             Incorporated and Morgan Stanley Dean Witter
 Management Inc.                                                   Investment Management Inc.; and Director and
 1221 Avenue of the Americas                                       President of various funds in the Fund Complex.
 New York, NY 10020                                                Previously General Counsel and Secretary of MSDW
 6/10/60                                                           Investment Management

Joseph P. Stadler                        Vice President          Principal of Morgan Stanley & Co. Incorporated and
 Morgan Stanley Dean Witter Investment                             Morgan Stanley Dean Witter Investment Management
 Management Inc.                                                   Inc.; and Vice President of various funds in the
 1221 Avenue of the Americas                                       Fund Complex. Previously with Price Waterhouse
 New York, NY 10020                                                LLP (now PricewaterhouseCoopers LLP).
 6/7/54

Stefanie V. Chang                        Vice President          Vice President of Morgan Stanley & Co.
 Morgan Stanley Dean Witter Investment                             Incorporated and Morgan Stanley Dean Witter
 Management Inc.                                                   Investment Management Inc.; and Vice President
 1221 Avenue of the Americas                                       of various funds in the Fund Complex. Previously
 New York, NY 10020                                                practiced law with the New York law firm of
 11/30/66                                                          Rogers & Wells.

Mary E. Mullin                           Secretary               Vice President of Morgan Stanley & Co.
 Morgan Stanley Dean Witter Investment                             Incorporated and Morgan Stanley Dean Witter
 Management Inc.                                                   Investment Management Inc.; and Secretary of
 1221 Avenue of the Americas                                       various funds in the Fund Complex. Previously
 New York, NY 10020                                                practiced law with the New York law firms of
 3/22/67                                                           McDermott, Will & Emery and Skadden, Arps,
                                                                   Slate, Meagher & Flom LLP.

Belinda A. Brady                         Treasurer               Fund Administration Senior Manager, Chase Global
 Chase Global Funds                                                Funds Services Company; and Treasurer of various
 Services Company                                                  funds in the Fund Complex. Previously was senior
 73 Tremont Street                                                 auditor at Price Waterhouse LLP (now
 Boston, MA 02108-3913                                             PricewaterhouseCoopers LLP).
 1/23/68

Robin L. Conkey                          Assistant Treasurer     Fund Administration Manager, Chase Global Funds
 Chase Global Funds                                                Services Company; and Assistant Treasurer of
 Services Company                                                  various various funds in the Fund Complex.
 73 Tremont Street                                                 Previously, was senior auditor at Price
 Boston, MA 02108-3913                                             Waterhouse LLP (now PricewaterhouseCoopers LLP).
 5/11/70


--------------


 * Indicates each director that is an "interested person" within the meaning of the 1940 Act.



** The Fund Complex currently includes Morgan Stanley Dean Witter Institutional
   Fund, Inc.; The Universal Institutional Funds, Inc.; Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.; Morgan Stanley Dean Witter Africa Investment Fund, Inc.; Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.; Morgan Stanley Dean Witter Eastern Europe Fund, Inc.; Morgan Stanley Dean Witter Emerging Markets Fund, Inc.; Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.; Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.; Morgan Stanley Dean Witter High Yield Fund, Inc.; Morgan Stanley Dean Witter India Investment Fund, Inc.; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; The Pakistan Investment Fund, Inc.; The Thai Fund, Inc.; and The Turkish Investment Fund, Inc.



As of December 31, 1999, the Directors and officers of the Fund, as a group, owned more than 1% of the outstanding common stocks of the following Portfolios of the Fund: Asian Equity Portfolio (6.13%); Fixed Income Portfolio (2.17%); Muncipal Money Market Portfolio (1.15%); and Value Equity Portfolio (1.82%).


COMPENSATION OF DIRECTORS AND OFFICERS


The Fund, together with the other funds in the Fund Complex for which a Director serves as director, pays each of the Directors who is not an "interested person" an annual aggregate fee of $75,000, plus reasonable out-of-pocket expenses for service as a Director and for serving on the Board's Audit and/or Nominating/Compensation Committees. Directors' fees will be allocated among the Fund and the other funds in the Fund Complex for which the Directors serves as a director in proportion to their respective average net assets. For the fiscal year ended December 31, 1999, the Fund paid approximately $654,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration from the Fund for their services as Directors. The Fund's officers and employees are paid by MSDW Investment Management or its agents.

The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 1999. Prior to April 1, 2000 each Independent Director received annual compensation of $65,000, plus reasonable out-of-pocket expenses from the Fund Complex. Members of the Board's Audit Committee received an additional $10,000 per year from the Fund Complex.


                               COMPENSATION TABLE


                                                                    TOTAL COMPENSATION
                                                     AGGREGATE          FROM FUND
                                                    COMPENSATION     AND FUND COMPLEX
NAME OF PERSON, POSITION                             FROM FUND     PAYABLE TO DIRECTORS
------------------------                            ------------   --------------------
Barton M. Biggs,
 Director and Chairman of the Board...............     None               None
Michael F. Klein,(1)
 Director and President...........................     None               None
John D. Barrett, II(5)
 Director.........................................    62,320             65,000
Gerard E. Jones,(6)
 Director.........................................    62,320             72,100
Andrew McNally, IV(2)(6)
 Director.........................................    71,908             75,000
Samuel T. Reeves,(2)(5)
 Director.........................................    71,908             82,100
Fergus Reid,(2)(5)
 Director.........................................    62,320             72,100
Frederick O. Robertshaw,(2)(6)
 Director.........................................    71,908             75,000
Graham E. Jones,(3)(6)
 Director.........................................     N/A               75,750
John A. Levin,(3)(5)
 Director.........................................     N/A               72,100
William G. Morton, Jr.,(3)(6)
 Director.........................................     N/A               65,000


------------------


(1) Mr. Klein resigned from the Board effective March 2, 2000.



(2) Messrs. McNally, Reeves, Reid and Robertshaw have elected, pursuant to the deferred compensation plan, to defer all, or a portion, of their compensation received from the Fund for the fiscal year ended December 31, 1999.



(3) Messrs. Jones, Levin and Morton were appointed to the Board on February 17, 2000 and therefore, did not receive compensation from the Fund for the fiscal year ended December 31, 1999.



(4) Number of other investment companies in Fund Complex from whom Directors received compensation: Mr. Barrett-2; Mr. Gerard E. Jones-3; Mr. Graham E. Jones-12; Mr. Levin-12; Mr. McNally-2; Mr. Morton-12; Mr. Reeves-3; Mr. Reid-3; Mr. Robertshaw-2.



(5) Member of Nominating/Compensation Committee of the Board of Directors of the Fund.



(6) Member of the Audit Committee of the Board of Directors of the Fund.



The Fund maintains an unfunded Deferred Compensation Plan which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for attending meetings of the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Director. Distributions generally are in the form of equal annual installments over a period of five years beginning on the first day of the year following the year in which the Director's service terminates, except that the Board of Directors, in its sole discretion, may accelerate or extend such distribution schedule. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The rights of an eligible Director and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.


CODE OF ETHICS


Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by MSDW Investment Management and Morgan Stanley (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.



The Codes apply to the personal investing activities of Directors and officers of the Fund, MSDW Investment Management and Morgan Stanley ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the Public.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


MSDW Investment Management is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). The principal offices of MSDW are located at 1585 Broadway, New York, NY 10036, and the principal offices of MSDW Investment Management are located at 1221 Avenue of the Americas, New York, NY 10020. MSDW Investment Management provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. In managing the Portfolio, MSDW Investment Management may use the services of associated investment personnel employed by its affiliated institutional asset management companies. Pursuant to the Investment Advisory Agreement, MSDW Investment Management is entitled to receive from the Class A and Class B shares of each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. MSDW Investment Management has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, MSDW Investment Management excludes from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. MSDW Investment Management reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion.



The following table shows, for each of the Class A and Class B shares of each Portfolio, (i) the contractual advisory fee as a percentage of average daily net assets; (ii) the advisory fee paid for each of the past three fiscal years;
(iii) the total operating expenses after voluntary fee waivers (excluding certain investment related expenses); and (iv) total operating expenses after voluntary fee waivers for the fiscal year ended December 31, 1999.



                                                                           ADVISORY FEE PAID
                                                                     (AFTER VOLUNTARY FEE WAIVERS)
                                                    ---------------------------------------------------------------
                                                        YEAR ENDED            YEAR ENDED            YEAR ENDED
                                     CONTRACTUAL     DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
PORTFOLIO                            ADVISORY FEE          (000)                 (000)                 (000)
---------                            ------------   -------------------   -------------------   -------------------
Emerging Markets Portfolio.........      1.25%            $12,672*              $16,181*              $21,203*
Emerging Markets Debt Portfolio....      0.75                 492*                1,410*                1,623*
Latin American Portfolio...........      1.10                 144                   636*                  718
Active International Allocation
  Portfolio........................      0.65               2,262                 1,017                   588
Asian Equity Portfolio.............      0.80                 191                    88                 1,674
Asian Real Estate Portfolio........      0.80                   0                     0                     0
China Growth Portfolio.............      1.25                  --                    --                    --
European Equity Portfolio..........      0.80                 872                 2,015                 1,696
European Real Estate Portfolio.....      0.80                  63                   178                     0
Global Equity Portfolio............      0.80               1,592                 1,409                   673
Gold Portfolio.....................      1.00                  --                    --                   150
International Equity Portfolio.....      0.80              32,217                25,948                21,159
International Magnum Portfolio.....      0.80               1,592                 1,728                   984
International Small Cap
  Portfolio........................      0.95               2,571                 2,462                 2,268
Japanese Equity Portfolio..........      0.80                 412                   440                 1,139
Focus Equity Portfolio.............      0.80               1,017                 1,535                 1,067
Small Company Growth Portfolio.....      1.00                 388                   616                   558
Equity Growth Portfolio............      0.60               6,007                 4,635                 2,961
MicroCap Portfolio.................      1.00                  --                    --                    --
Technology Portfolio...............      1.00                 320                   135                     0
U.S. Equity Plus Portfolio.........      0.45                  31                    85                     0
U.S. Real Estate Portfolio.........      0.80               2,391                 2,423                 2,313
Value Equity Portfolio.............      0.50                 192                   342                   415
Fixed Income Portfolio.............      0.35                 466                   473                   294
Global Fixed Income Portfolio......      0.40                  45                    77                   182
High Yield Portfolio...............      0.375                698*                  711*                  489*
Mortgage-Backed Securities
  Portfolio........................      0.35                  --                    --                    --
Municipal Bond Portfolio...........      0.35                   0                    51                    67
Money Market Portfolio.............      0.30               6,153*                5,176*                4,066*
Municipal Money Market Portfolio...      0.30               3,349*                2,881*                2,213*

                                                                      TOTAL OPERATING
                                          TOTAL OPERATING              EXPENSES AFTER
                                           EXPENSES AFTER              VOLUNTARY FEE
                                           VOLUNTARY FEE              WAIVERS FOR THE
                                              WAIVERS                   FISCAL YEAR
                                             (EXCLUDING                    ENDED
                                             INVESTMENT                 DECEMBER 31,
                                         RELATED EXPENSES)                  1999
                                     --------------------------  --------------------------
PORTFOLIO                              CLASS A       CLASS B       CLASS A       CLASS B
---------                            ------------  ------------  ------------  ------------
Emerging Markets Portfolio.........         1.57%         1.81%         1.64%         1.88%
Emerging Markets Debt Portfolio....         1.29          1.55          1.40          1.65
Latin American Portfolio...........         1.70          1.95          1.79          2.05
Active International Allocation
  Portfolio........................         0.80          1.05          0.80          1.05
Asian Equity Portfolio.............         1.00          1.25          1.07          1.32
Asian Real Estate Portfolio........         1.00          1.25          1.01          1.25
China Growth Portfolio.............           --            --            --            --
European Equity Portfolio..........         1.00          1.25          1.09          1.34
European Real Estate Portfolio.....         1.00          1.25          1.23          1.47
Global Equity Portfolio............         1.00          1.25          1.01          1.26
Gold Portfolio.....................           --            --            --            --
International Equity Portfolio.....         1.00          1.25          1.00          1.25
International Magnum Portfolio.....         1.00          1.25          1.01          1.25
International Small Cap
  Portfolio........................         1.15            --          1.15            --
Japanese Equity Portfolio..........         1.00          1.25          1.01          1.26
Focus Equity Portfolio.............         1.00          1.25          1.01          1.26
Small Company Growth Portfolio.....         1.25          1.50          1.25          1.50
Equity Growth Portfolio............         0.80          1.05          0.80          1.05
MicroCap Portfolio.................           --            --            --            --
Technology Portfolio...............         1.25          1.50          1.26          1.51
U.S. Equity Plus Portfolio.........         0.80          1.00          0.83          1.08
U.S. Real Estate Portfolio.........         1.00          1.25          1.00          1.25
Value Equity Portfolio.............         0.70          0.95          0.73          0.98
Fixed Income Portfolio.............         0.45          0.60          0.45          0.60
Global Fixed Income Portfolio......         0.50          0.65          0.50          0.65
High Yield Portfolio...............         0.59          0.85          0.59          0.85
Mortgage-Backed Securities
  Portfolio........................           --            --            --            --
Municipal Bond Portfolio...........         0.45            --          0.45            --
Money Market Portfolio.............         0.50            --          0.50            --
Municipal Money Market Portfolio...         0.50            --          0.50            --


----------------

* No fee waivers were necessary for this portfolio because total operating expenses did not exceed the expense limitation.

INVESTMENT SUB-ADVISERS


MSDW Advisors, with principal offices at Two World Trade Center, New York, New York 10048, serves as the investment sub-adviser to the Money Market and Municipal Money Market Portfolios pursuant to an investment sub-advisory agreement with

MSDW Investment Management. As compensation for managing the day-to-day investments of the Money Market and Municipal Money Market Portfolios, MSDW Investment Management pays MSDW Advisors 40% of the investment advisory fee that MSDW Investment Management receives from each of those Portfolios (net of applicable fee waivers).



Sun Valley, with principal offices at 620 Sun Valley Road, Sun Valley, Idaho, serves as the investment sub-adviser of the Gold Portfolio, pursuant to a sub-advisory agreement among the Fund, MSDW Investment Management and Sun Valley (the "Sub-Advisory Agreement"). MSDW Investment Management and Sun Valley have entered into an indemnification agreement under which, generally, Sun Valley has agreed to indemnify MSDW Investment Management and the Fund for claims or losses in connection with any failure by Sun Valley to comply with its obligations under the Sub-Advisory Agreement or related agreements or any act or omission that amounts to negligence, misfeasance or bad faith, and MSDW Investment Management has agreed to indemnify Sun Valley for claims or losses in connection with any failure by MSDW Investment Management to comply with its obligations under the Sub-Advisory Agreement or related agreements. As compensation for sub-advisory services for the fiscal years ended December 31, 1999, December 31, 1998 and December 31, 1997, Sun Valley earned fees of approximately $0, $172 and $106,000, respectively, and from such fees voluntarily waived fees of $0, $172 and $46,000, respectively.


PRINCIPAL UNDERWRITER

Morgan Stanley serves as principal underwriter to the Fund. For information relating to the services provided by Morgan Stanley see "Distribution of Shares."

FUND ADMINISTRATION

MSDW Investment Management also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that MSDW Investment Management, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays MSDW Investment Management a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.


SUB-ADMINISTRATOR. Under an agreement between MSDW Investment Management and Chase Bank, Chase Global, a corporate affiliate of Chase Bank, provides certain administrative services to the Fund. MSDW Investment Management supervises and monitors the administrative services provided by Chase Global. Their services are also subject to the supervision of the officers and Board of Directors of the Fund. Chase Global provides operational and administrative services to investment companies with approximately $164 billion in assets and having approximately 391,442 shareholder accounts as of December 31, 1999. Chase Global's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


CUSTODIAN

Chase Bank, located at 73 Tremont Street, Boston, MA 02108-3913, acts as the Fund's custodian.

DIVIDEND DISBURSING AND TRANSFER AGENT

Chase Global, 73 Tremont Street, Boston, MA 02108-3913, provides dividend disbursing and transfer agency for the Fund pursuant to the Sub-Administration Agreement.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 1177 Avenue of the Americas, New York, NY, serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

FUND COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, PA 19103, acts as the Fund's legal counsel.

YEAR 2000


The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could rise or be discovered in the future. Year 2000 related problems also may adversely affect issuers whose securities the Fund purchases, which could have an impact on the value of your investment.


                             DISTRIBUTION OF SHARES

Morgan Stanley, a wholly-owned subsidiary of MSDW, serves as the Fund's exclusive distributor of Portfolio shares pursuant to a Distribution Agreement. In addition, to promote the sale of Fund shares, the Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio (except the Municipal Money Market and International Small Cap Portfolios which do not offer Class B shares) under Rule 12b-1 of the 1940 Act (each, a "Plan"). Under each Plan, Morgan Stanley is entitled to receive as compensation from each Portfolio a fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of the Class B shares. Each Plan is designed to compensate Morgan Stanley for its services
    36
in connection with distributing shares of all Portfolios. Morgan Stanley may retain any portion of the fees it does not expend in meeting its obligations to the Fund. Morgan Stanley may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.


The Plans for the Class B shares were most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on June 22, 1999.



The following table describes the 12b-1 fees paid by each Portfolio pursuant to the Plan and the distribution-related expenses for each Portfolio for the fiscal year ended December 31, 1999. To the extent that expenditures on distribution-related activities exceed the fees paid by a Portfolio, the excess amounts were paid by MSDW Investment Management or Morgan Stanley out of their own resources.



                                                          PRINTING
                                                            AND
                                             TOTAL       MAILING OF                                              12B-1 FEES
                                          DISTRIBUTION  PROSPECTUSES                                             RETAINED BY
                                            (12B-1)       TO OTHER                                             MORGAN STANLEY/
                                              FEES          THAN                                 COMPENSATION   (EXPENDITURES
                                            PAID BY       CURRENT     SHAREHOLDER      SUB-        TO SALES     IN EXCESS OF
                                           PORTFOLIO    SHAREHOLDERS   SERVICING   DISTRIBUTION   PERSONNEL      12B-1 FEES)
                                          ------------------------------------------------------------------------------------
Emerging Markets Portfolio............      $ 24,343      $    46        $  0        $  3,670      $ 3,286        $ 17,341
Emerging Markets Debt Portfolio.......         2,342            0           0               0          472           1,870
Latin American Portfolio..............         3,367            0           0               2          728           2,637
Active International Allocation
  Portfolio...........................         7,166           13           0           5,838          527             788
Asian Equity Portfolio................         4,769           31           0               0        1,285           3,453
Asian Real Estate Portfolio...........         2,522            0           0               0          888           1,634
European Equity Portfolio.............         8,399           58           0               0        3,075           5,266
European Real Estate Portfolio........         5,154            0           0               0        1,970           3,184
Global Equity Portfolio...............        60,609          624       2,031          58,836        4,627          (5,509)
Gold Portfolio........................             0            0           0               0            0               0
International Equity Portfolio........        70,706            0           0          44,771          294          25,641
International Magnum Portfolio........        64,287          227       1,198          62,643        6,892          (6,673)
Japanese Equity Portfolio.............         5,223           42           0             469        1,817           2,895
Focus Equity Portfolio................        46,666            0         736              63       16,883          28,984
Small Company Growth Portfolio........        10,152            0           0           8,740          584             828
Equity Growth Portfolio...............       405,992          359       6,632         417,061        6,399         (24,459)
Technology Portfolio..................         5,986            0           0               6        1,800           4,180
U.S. Equity Plus Portfolio............         3,473            0           0           2,325          130           1,018
U.S. Real Estate Portfolio............        34,819            0           0           3,264        7,822          23,733
Value Equity Portfolio................         2,357            0           0               0          495           1,862
Fixed Income Portfolio................         4,040           40         340               0        1,163           2,497
Global Fixed Income Portfolio.........           501           26           0               0           16             459
High Yield Portfolio..................       117,169            0           0               0       45,675          71,494

                              BROKERAGE PRACTICES

PORTFOLIO TRANSACTIONS

MSDW Investment Management, as each Portfolio's investment adviser, is responsible for decisions to buy and sell securities for each Portfolio, for broker-dealer selection and for negotiation of commission rates. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.


On occassion, a Portfolio may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.


The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

MSDW Investment Management serves as investment adviser to a number of clients, including other investment companies. MSDW Investment Management attempts to equitably allocate purchase and sale transactions among the Portfolios of the Fund and other client accounts. To that end, MSDW Investment Management considers various factors, including respective investment objectives, relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts.

MSDW Investment Management selects the brokers or dealers that will execute the purchases and sales of investment securities for each Portfolio. MSDW Investment Management seeks the best execution for all portfolio transactions. A Portfolio may pay higher commission rates than the lowest available when MSDW Investment Management believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, MSDW Investment Management relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgement in evaluating the brokerage and research services received from the broker effecting the transaction. MSDW Investment Management is unable to ascertain the value of these services due to the subjective nature of their determinations.

In cases where suitable price and execution are obtainable from more than one broker or dealer, MSDW Investment Management may place portfolio transactions with those who also furnish research and other services to the Fund and MSDW Investment Management. Such services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluations of portfolio securities. MSDW Investment Management may use these research services to service all of its accounts and may not use all of these services in connection with providing investment advice to the Portfolios. While the receipt of such information and services would generally reduce the amount of research or services otherwise performed by MSDW Investment Management and thus reduce its expenses, the value of such reduction is indeterminable and therefore will not reduce the fees paid to MSDW Investment Management.

It is not the Fund's practice to direct brokerage or principal business on the basis of sales of Portfolio shares which may be made through intermediary brokers or dealers. However, MSDW Investment Management may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable Portfolio to their clients or who act as agents in the purchase of shares of the Portfolio for their clients.

Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of MSDW Investment Management to effect Portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. Pursuant to these procedures, MSDW Investment Management uses two broker-dealer affiliates, Morgan Stanley (including Morgan Stanley International Limited) and Dean Witter Reynolds, Inc. ("DWR"), each of which is wholly owned by MSDW for such transactions, the commission rates and other remuneration paid to Morgan Stanley or DWR must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.


For the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid brokerage commissions of approximately $25,893,432, $23,357,888 and $20,717,111, respectively. For the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid in the aggregate $1,060,894, $755,255 and $1,021,566, respectively, as brokerage commissions to Morgan Stanley, an affiliated broker-dealer, which represented 4.10%, 3.23% and 4.93% of the total amount of brokerage commissions paid in each respective period. For the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid in the aggregate $7,010, $0 and $0, respectively, as brokerage commissions to DWR, an affiliated broker-dealer which represented 0.03%, 0% and 0% of the total amount of brokerage commissions paid in the period.



                                                 BROKERAGE COMMISSIONS PAID DURING FISCAL YEAR ENDED DECEMBER 31, 1999
                                      -------------------------------------------------------------------------------------------
                                                     COMMISSIONS PAID TO MORGAN STANLEY           COMMISSIONS PAID TO DWR
                                                   --------------------------------------  --------------------------------------
                                                                              PERCENT OF                              PERCENT OF
                                         TOTAL                  PERCENT OF      TOTAL                   PERCENT OF      TOTAL
                                      COMMISSIONS     TOTAL        TOTAL       BROKERED       TOTAL        TOTAL       BROKERED
PORTFOLIO                                PAID      COMMISSIONS  COMMISSIONS  TRANSACTIONS  COMMISSIONS  COMMISSIONS  TRANSACTIONS
---------                             -----------  -----------  -----------  ------------  -----------  -----------  ------------
Emerging Markets....................  $8,082,739    $307,639        3.81%         3.43%        $0            0%            0%
Emerging Markets Debt...............           0           0           0             0          0            0             0
Latin American......................     133,838       1,192        0.89          1.75          0            0             0
Active International Allocation.....     472,261       2,982        0.63          1.42          0            0             0
Asian Equity........................     954,117     165,631       17.36         16.60          0            0             0
Asian Real Estate...................      29,936       8,082       27.00         21.63          0            0             0
China Growth........................          --          --          --            --         --           --            --
European Equity.....................     547,509      15,863        2.90          8.06          0            0             0
European Real Estate................     103,184       6,577        6.37          7.13          0            0             0
Global Equity.......................     363,210      24,249        6.68         10.25          0            0             0
Gold................................          --          --          --            --         --           --            --
International Equity................   5,660,807     181,116        3.20          6.53          0            0             0
International Magnum................     681,129      77,269       11.34         14.93          0            0             0
International Small Cap.............     727,604       6,581        0.90          1.13          0            0             0
Japanese Equity.....................      94,093      32,567       34.61         34.59          0            0             0
Focus Equity........................     306,306      20,575        6.72          6.91          0            0             0
Small Company Growth................     158,925      16,527       10.40          8.23          0            0             0
Equity Growth.......................   1,276,547     121,443        9.51         10.96          0            0             0
MicroCap............................          --          --          --            --         --           --            --
Technology..........................      82,051       2,468        3.01          2.17          0            0             0
U.S. Equity Plus....................      93,874           0           0             0          0            0             0
U.S. Real Estate....................     851,550           0           0             0          0            0             0
Value Equity........................      96,861      30,805       31.80         30.76          0            0             0
Fixed Income........................           0           0           0             0          0            0             0
Global Fixed Income.................           5           0           0        100.00          0            0             0
High Yield..........................         565           0           0             0          0            0             0
Mortgage-Backed Securities..........          --          --          --            --         --           --            --
Municipal Bond......................           0           0           0             0          0            0             0
Money Market........................           0           0           0             0          0            0             0
Municipal Money Market..............           0           0           0             0          0            0             0

                                       BROKERAGE COMMISSION PAID DURING FISCAL YEARS ENDED DECEMBER 31, 1998 AND 1997
                                     -----------------------------------------------------------------------------------
                                       FISCAL YEAR ENDED DECEMBER 31, 1998        FISCAL YEAR ENDED DECEMBER 31, 1997
                                     ----------------------------------------   ----------------------------------------
PORTFOLIO                               TOTAL      MORGAN STANLEY      DWR         TOTAL      MORGAN STANLEY      DWR
---------                            -----------   --------------   ---------   -----------   --------------   ---------
Emerging Markets...................  $7,405,604       $427,280       $    0     $9,553,152       $508,656       $     0
Emerging Markets Debt..............      11,600              0            0              0              0             0
Latin American.....................     612,986         16,187            0        934,181         48,639             0
Active International Allocation....     271,986          1,858            0        221,850              8             0
Asian Equity.......................     893,159         63,049            0      3,340,107        269,475             0
Asian Real Estate..................      89,878         13,591            0         17,777          1,663             0
China Growth.......................          --             --           --             --             --            --
European Equity....................     701,142         23,472            0        428,978            893             0
European Real Estate...............     262,099         18,479            0         57,604            760             0
Global Equity......................     428,439         33,841            0        146,658          7,724             0
Gold...............................          --             --           --        182,258              0             0
International Equity...............   4,447,250         36,072            0      4,108,858         34,331             0
International Magnum...............     505,962         39,045            0        478,263          3,816             0
International Small Cap............     613,660         11,066            0        534,567          4,183             0
Japanese Equity....................     345,321         71,315            0        687,376        133,968             0
Focus Equity.......................   1,412,028              0            0        914,888              0             0
Small Company Growth...............     646,865              0            0        237,105              0             0
Equity Growth......................   2,460,784              0            0      1,911,995            108         1,988
MicroCap...........................          --             --           --             --             --            --
Technology.........................      80,839              0            0        138,077              0             0
U.S. Equity Plus...................     125,983              0            0          7,886             18             0
U.S. Real Estate...................   1,677,239              0            0      1,886,276         46,652         5,022
Value Equity.......................     361,047              0            0        105,576              0             0
Fixed Income.......................           0              0            0              0              0             0
Global Fixed Income................       4,017              0            0              0              0             0
High Yield.........................           0              0            0              0              0             0
Mortgage-Backed Securities.........          --             --           --             --             --            --
Municipal Bond.....................           0              0            0              0              0             0
Money Market.......................           0              0            0              0              0             0
Municipal Money Market.............           0              0            0              0              0             0



DIRECTED BROKERAGE. During the fiscal year ended December 31, 1999, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:



                                                                    AGGREGATE DOLLAR
                                                                       AMOUNT OF
                                          BROKERAGE COMMISSIONS     TRANSACTIONS FOR
                                          DIRECTED IN CONNECTION       WHICH SUCH
                                          WITH RESEARCH SERVICES    COMMISSIONS WERE
                                               PROVIDED FOR       PAID FOR FISCAL YEAR
                                            FISCAL YEAR ENDED            ENDED
PORTFOLIO                                   DECEMBER 31, 1999      DECEMBER 31, 1999
---------                                 ----------------------  --------------------
Emerging Markets Portfolio..............      $    8,082,739         $2,256,971,055
Emerging Markets Debt Portfolio.........                   0                      0
Latin American Portfolio................             133,838             46,790,770
Active International Allocation
  Portfolio.............................             472,261            553,750,205
Asian Equity Portfolio..................             954,117            265,190,629
Asian Real Estate Portfolio.............              29,936              7,272,994
China Growth Portfolio..................                 N/A                    N/A
European Equity Portfolio...............             547,509            255,333,380
European Real Estate Portfolio..........             103,184             42,118,725
Global Equity Portfolio.................             363,210            178,232,101
Gold Portfolio..........................                 N/A                    N/A
International Equity Portfolio..........           5,660,807          2,867,296,834
International Magnum Portfolio..........             681,129            327,294,974
International Small Cap Portfolio.......             727,604            251,714,788
Japanese Equity Portfolio...............              94,093             47,075,457
Focus Equity Portfolio..................             295,422            294,376,401
Small Company Growth Portfolio..........             117,810             63,714,789
Equity Growth Portfolio.................           1,225,950          1,226,095,337
MicroCap Portfolio......................                 N/A                    N/A
Technology Portfolio....................              48,815             40,166,997
U.S. Equity Plus Portfolio..............              93,874            137,936,317
U.S. Real Estate Portfolio..............             844,237            335,582,148
Value Equity Portfolio..................              96,861             78,221,277
Fixed Income Portfolio..................                   0                      0

                                                                    AGGREGATE DOLLAR
                                                                       AMOUNT OF
                                          BROKERAGE COMMISSIONS     TRANSACTIONS FOR
                                          DIRECTED IN CONNECTION       WHICH SUCH
                                          WITH RESEARCH SERVICES    COMMISSIONS WERE
                                               PROVIDED FOR       PAID FOR FISCAL YEAR
                                            FISCAL YEAR ENDED            ENDED
PORTFOLIO                                   DECEMBER 31, 1999      DECEMBER 31, 1999
---------                                 ----------------------  --------------------
Global Fixed Income Portfolio...........                   5                796,912
High Yield Portfolio....................                 565                516,150
Mortgage-Backed Securities Portfolio....                 N/A                    N/A
Municipal Bond Portfolio................                   0                      0
Money Market Portfolio..................                   0                      0
Municipal Money Market Portfolio........                   0                      0



REGULAR BROKER-DEALERS. The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 1999, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:



                                                                                         VALUE OF PORTFOLIO HOLDING
PORTFOLIO                                          REGULAR BROKER-DEALER                  AS OF DECEMBER 31, 1999
---------                            --------------------------------------------------  --------------------------
International Equity Portfolio.....  Manulife Financial                                          $   22,481
U.S. Equity Plus Portfolio.........  Charles Schwab                                              $       23
                                     Lehman Brothers, Inc.                                       $      136
Money Market Portfolio.............  Goldman Sachs Group, Inc.                                   $   69,679
                                     Merrill Lynch & Co.                                         $   69,488


PORTFOLIO TURNOVER. The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                              GENERAL INFORMATION

FUND HISTORY


The Fund was incorporated pursuant to the laws of the State of Maryland on June 16, 1988 under the name Morgan Stanley Institutional Fund, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act, as amended, and commenced operations on November 15, 1988. Effective December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Institutional Fund, Inc.


DESCRIPTION OF SHARES AND VOTING RIGHTS

The Fund's Amended and Restated Articles of Incorporation permit the Directors to issue 40 billion shares of common stock, par value $.001 per share, from an unlimited number of classes or series of shares. The Fund currently consists of shares of thirty Portfolios. Each Portfolio offers Class A and Class B shares except that the Municipal Money Market and International Small Cap Portfolios offer only Class A shares.

The shares of each Portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. Portfolio shares have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see "Taxes"). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the applicable Prospectus.

As set forth in the Prospectuses, unless you elect otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically reinvested in additional shares of the same class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until you notify the Fund in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

                                     TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund, Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund, Portfolios or shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes. Thus, the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

REGULATED INVESTMENT COMPANY QUALIFICATION


Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. In order to so qualify, each Portfolio must, among other things, (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income derived with respect to its business of investing in such stock securities or currencies, including, generally, certain gains from options, futures and forward contracts; and (ii) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement. For purposes of the diversification requirement described above, the Portfolio will not be treated as in violation of such requirement as a result of a discrepency between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, the Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.



In addition to the requirements described above, in order to qualify, a Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.



If a Portfolio fails to qualify as a RIC for any taxable year, all of its net income will be subject to tax at regular corporate rates (whether or not distributed to shareholders), and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends-received deduction for corporate shareholders.


GENERAL TAX TREATMENT OF QUALIFYING RICS AND SHAREHOLDERS


Each Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio generally will only qualify for the dividends-received deduction for corporate shareholders to the extent of the Portfolio's qualifying dividend income and to the extent designated by the Portfolio. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.


Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. Distributions of net capital gain are taxable to shareholders as a long-term capital gain regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to shareholders regarding the federal income tax status of all distributions made during the preceding year. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, will increase their tax basis in Portfolio shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Portfolio as a refundable credit.

Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds 12 months and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

The conversion of Class A shares to Class B shares will not be a taxable event to the shareholder.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital losses, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax.


The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


As discussed above, in order for each Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement.


SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY AND DERIVATIVES TRANSACTIONS


In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Portfolio qualifies as a RIC. It is unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Portfolio. The Portfolio may request a private letter ruling from the Internal Revenue Service on some or all of these issues.

Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain.

A Portfolio's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Portfolio's treatment of certain other options, futures and forward contracts entered into by a Portfolio is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

When a Portfolio holds options or futures contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Portfolio securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.


A Section 1256 position held by a Portfolio will generally be marked-to-market (i.e. treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 positions may require a Portfolio to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character and timing of income earned and, in turn, distributed to shareholders by a Portfolio.


SPECIAL TAX CONSIDERATIONS RELATING TO MUNICIPAL BOND AND MUNICIPAL MONEY MARKET
  PORTFOLIOS


Each of the Municipal Bond Portfolio and the Municipal Money Market Portfolio will qualify to pay "exempt-interest dividends" to its shareholders, provided that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. Current federal tax law limits the types and volume of bonds qualifying for federal income tax exemption of interest, which may have an effect on the ability of these Portfolios to purchase sufficient amounts of tax-exempt securities to satisfy this requirement. Any loss on the sale or exchange of shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.


In addition, for the Municipal Bond Portfolio and the Municipal Money Market Portfolio, exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may, nevertheless, be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at the rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.


The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Municipal Bond Portfolio and the Municipal Money Market Portfolio and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.



Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio will be limited for federal income tax purposes to the extent that any portion of such Portfolio's distributions consist of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio. "Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Issuers of bonds purchased by the Municipal Bond Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The state and local tax consequences of an investment in either the Municipal Bond or Municipal Money Market Portfolios may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such aspects.

SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for U.S. federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate share of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.


Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the Global Equity, European Equity, Japanese Equity, Asian Equity, Global Fixed Income, International Fixed Income, International Magnum, International Small Cap, Latin American, Active International Allocation, European Real Estate, Asian Real Estate, Emerging Markets, Emerging Markets Debt, and China Growth Portfolios, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on such Portfolios, considering that each Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.


Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

TAXES AND FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

A Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.

STATE AND LOCAL TAX CONSIDERATIONS

Rules of U.S. state and local taxation of dividend and capital gains from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules regarding an investment in the Fund.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS


The following shareholders may be deemed to control the following Portfolios because they are record owners of 25% or more of the outstanding shares of that Portfolio of the Fund as of April 14, 2000. For each control person, the following table provides the name, address and percentage of outstanding shares of such Portfolio owned.



SMALL COMPANY GROWTH PORTFOLIO: Fidelity Investments Institutional, Operations Co. FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 42.07% of such Portfolio's total outstanding shares.



VALUE EQUITY PORTFOLIO: Morgan Stanley Asset Mgmt for the Account of Hubbell Inc., Attn: John Larn, 22nd Floor, 1221 Avenue of the Americas, New York, NY 10020, owned 35.73% of such Portfolio's total outstanding shares.



GLOBAL FIXED INCOME PORTFOLIO: Northern Trust Company as Custodian FBO The Lund Foundation, P.O. Box 92956, Chicago, IL 60675, owned 35.52% of such Portfolio's total outstanding shares.



EUROPEAN REAL ESTATE PORTFOLIO: Trustees of Dartmouth College, One Rope Ferry Road, Hanover, NH 03755, owned 34.20% of such Portfolio's total outstanding shares.



INTERNATIONAL MAGNUM PORTFOLIO: Bankers Trust TTEE for Harris Corp. Retirement Plan, 1025 W. Nasa Boulevard, Boston, MA 02110, owned 28.10% of such Portfolio's outstanding shares.



GLOBAL EQUITY PORTFOLIO: Fidelity Investments Inst'l, Operations Co. FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 34.93% of such Portfolio's total outstanding shares.



EMERGING MARKETS PORTFOLIO: Morgan Stanley & Co. 401k Pension Plan, Cust. c/o Northern Trust Co. Cust., 770 Broadway, New York, NY 10003 owned 51.33% of such Portfolio's total outstanding shares.



ASIAN REAL ESTATE PORTFOLIO: Morgan Stanley Asset Management Inc., Attn: Elisa Divito, 1221 Avenue of the Americas, New York, NY 10020, owned 64.32% of such Portfolio's total outstanding shares.



ASIAN EQUITY PORTFOLIO: Morgan Stanley & Co. 401k Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003, owned 31.80% of such Portfolio's total outstanding shares.



FIXED INCOME PORTFOLIO: Morgan Stanley & Co. 401k Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003, owned 31.23% of such Portfolio's total outstanding shares.



FOCUS EQUITY PORTFOLIO: Morgan Stanley & Co. 401k Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003, owned 31.06% of such Portfolio's total outstanding shares.



EQUITY PLUS PORTFOLIO: The Flinn Foundation, Northern Trust Co., Master Trust Dept., 7th Fl., P.O. Box 92984, Chicago, IL 60675, owned 26.47% of such Portfolio's total outstanding shares.



The Institute for Genomic Research, 9712 Medical Center Dr., Rockville, MD 20850, owned 27.85% of such Portfolio's total outstanding shares.


PRINCIPAL HOLDERS


The following shareholders are record owners of 5% or more of the outstanding shares of any class of Portfolio shares as of April 14, 2000. For each principal holder, the following table provides the name, address and percentage of outstanding shares of such classes owned.



EUROPEAN REAL ESTATE PORTFOLIO: Trustees of Dartmouth College, One Rope Ferry Road, Hanover, NH 03755, owned 41.76% of such Portfolio's total outstanding Class A shares.



The C J Mack Foundation, 91 Sunset Ln, Rye, NY 10580, owned 12.30% of such Portfolio's total outstanding Class A shares.

Florence Lloyd Jones Barnett Charitabe, Remainder Unitrust, 6120 South Yale, Suite 350, Tulsa, OK 74136, owned 8.78% of such Portfolio's total outstanding Class A shares.



The Cathryn R Fortune Char, Remainder Unitrust Of 5/15/98, 5505 Lake Wa Blvd Ne Unit 1D, Kirkland, WA 98033-7379, owned 17.86% of such Portfolio's total outstanding Class B shares.



Harold M Mayer Family Trust, Dtd 7/16/74, Attn Barbara Pope, 115 S Lasalle St, Suite 2285, Chicago, IL 60603-3801, owned 14.53% of such Portfolio's total outstanding Class B shares.



Irene R Miller & Anoush Khoshkish, Apt 10e, 186 Riverside Dr, Manhattan, NY 10024-1007, owned 11.75% of such Portfolio's total outstanding Class B shares.



The 1991 Kidder Family Trust, FBO Kevin C Kidder, 900 Knollwood Drive, Santa Barbara, CA 93108-1433, owned 7.96% of such Portfolio's total outstanding Class B shares.



The 1991 Kidder Family Trust, FBO Karin E Kidder, 900 Knollwood Drive, Santa Barbara, CA 93108-1433, owned 6.17% of such Portfolio's total outstanding Class B shares.



Bernard M Madej and Elaine M Madej Jtwros, 10831 Oakland Drive, Orland Park, IL 60462, owned 5.80% of such Portfolio's total outstanding Class B shares.



Ned McCarthy Trust, 3 Sugar Maple Ln, Hanover, NH 03755, owned 5.70% of such Portfolio's total outstanding Class B shares.



Shimer And Fortune Chart Rem, Unitrust Of 2/6/98 John Shimer, 5505 Lk Wa
Blvd NE Unit 1D, Houghton, WA 98033-7376, owned 5.70% of such Portfolio's total outstanding Class B shares.



John A Karoly 1989 Declaration Of Trust, 1420 N Lake Shore Dr, Chicago,
IL 60610, owned 5.60% of such Portfolio's total outstanding Class B shares.



Arthur H Bilger TTEE FBO The Bilger Foundation, 480 Bel Air Rd, Los Angeles, CA 90077, owned 5.16% of such Portfolio's total outstanding Class B shares.



INTERNATIONAL MAGNUM PORTFOLIO: Fidelity Investments Inst'l Operations Co FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 67.66% of such Portfolio's total outstanding Class B shares.



Bankers Trust TTEE, Mailstop 3048, 1025 W Nasa Blvd, Boston, MA 02110, owned 32.28% of such Portfolio's total outstanding Class A shares.



Bankers Trust as Trustee, Mailstop 3048, 100 Plaza One Plz, Jersey City, NJ 07311-3999, owned 15.16% of such Portfolio's total outstanding Class A shares.



Norwest Bank Minnesota NA, FBO Lutheran Brotherhood, PO Box 1533, Minneapolis, MN 55480, owned 12.04% of such Portfolio's total outstanding Class A shares.



Strafe & Co, FAO SKL Investment Group LLC, PO Box 160, Westerville, OH 43086, owned 6.52% of such Portfolio's total outstanding Class A shares.



MAC & Co. A/C 10260102926, Mutual Fund Operations, PO L Box 3198, Pittsburgh,
PA 15230-3198, owned 5.04% of such Portfolio's total outstanding class A shares.



ACTIVE INTERNATIONAL PORTFOLIO: Resources Trust Co, Various IMS Customers, PO Box 3865, Englewood, CO 80155-3865, owned 63.30% of such Portfolio's total outstanding Class B shares.



The Trustees Of Columbia University, In The City Of New York, 475 Riverside Dr Ste 400, New York, NY 10115, owned 12.59% of such Portfolio's total outstanding Class A shares.



Puerto Rico Telephone Company, Attn Felipe Piazza, 1500 Roosevelt Ave, San Juan, owned 9.70% of such Portfolio's total outstanding Class A shares.



Western Metal Industry, C/O Miller Anderson & Sherrerd, One Tower Bridge, West Conshohocken, PA 19428, owned 6.84% of such Portfolio's total outstanding Class A shares.



University Of Illinois Foundation, 1305 West Green St, Urbana, IL 61801, owned 5.06% of such Portfolio's total outstanding Class A shares.



ASIAN EQUITY PORTFOLIO: James L & Sarah M Barksdale, Ttees Jim & Sally Barksdale, Equity Acct/Attn Walter Denny, 800 Woodlands Pky Ste 118, Ridgeland, MS 39157-5216, owned 19.99% of such Portfolio's total outstanding Class B shares.



Rosekrans Family Partnership, Ste 1940, 220 Montgomery St, San Francisco,
CA 94104, owned 11.06% of such Portfolio's total outstanding Class B shares.



W H OBrien, PO Box 9618, Amarillo, TX 79105-9618, owned 10.93% of such Portfolio's total outstanding Class B shares.



The Pickwick Group Lp Intl, C/O Walter Denny, 800 Woodlands Pky, Ste 118, Ridgeland, MS 39157-5215, owned 6.66% of such Portfolio's total outstanding Class B shares.



John David Barksdale, C/O Walter Denny, 800 Woodlands Pky Ste 118, Ridgeland, MS 39157-5216, owned 6.66% of such Portfolio's total outstanding Class B shares.

John Mobley -- Trading Acct, Stillhouse Canyon Office Park, 2801 W 35th St, Austin, TX 78703, owned 5.97% of such Portfolio's total outstanding Class B shares.



Berl Bernhard & Karen Bernhard, TTEE FBO The Berl Bernhard, 1693 Epping
Farms Ln, Annapolis, MD 21401, owned 5.57% of such Portfolio's total outstanding Class B shares.



Morgan Stanley & Co 401k Pension Plan, Cust c/o Northern Trust Co Cust, 770 Broadway, New York, NY 10003, owned 32.63% of such Portfolio's total outstanding Class A shares.



Association De Biefsaissance Et De, Retraite Des Pollciers De La Communaue, 480 Gilford Street, Suite 200, Montreal, owned 23.28% of such Portfolio's total outstanding Class A shares.



Barton M Biggs, 390 Riversville Rd, Greenwich, CT 06830, owned 5.86% of such Portfolio's total outstanding Class A shares.



EQUITY GROWTH PORTFOLIO: Bankers Trust Co as Custodian, for Marriott International Inc, and Savings Plan and Trust, 100 Plaza One Attn Donna Dekowski, Jersey City USA, NJ 07311-3999, owned 32.36% of such Portfolio's total outstanding Class B shares.



Fidelity Investments Inst'l, Operations Co FIIOC As Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 26.22% of such Portfolio's total outstanding Class B shares.



Manufacturers Life Insurance Co USA, 250 Bloor Street East 7th Floor, Toronto, Ontario M4W 1E5, owned 22.84% of such Portfolio's total outstanding Class B shares.



FNB Nominee Co, C/O First Commonwealth Trust, 614 Philadelphia St, Indiana, PA 15701, owned 6.02% of such Portfolio's total outstanding Class B shares.



Fidelity Investments Inst'l Operations Co FIIOC As Benefit Plans, 100 Magellan Way Kw1c, Covington, KY 41015, owned 16.54% of such Portfolio's total outstanding Class A shares.



Morgan Stanley & Co 401K Pension Plan, Cust c/o Northern Trust Co Cust, 770 Broadway, New York, NY 10003, owned 15.96% of such Portfolio's total outstanding Class A shares.



Fidelity Management Trust Company as Trustee For GTE Master Mail Zone M3, 82 Devonshire St, Boston, MA 02109, owned 14.10% of such Portfolio's total outstanding Class A shares.



The Northern Trust Co FBO Enron Savings Plan, PO Box 92956, Chicago, IL 60675, owned 5.46% of such Portfolio's total outstanding Class A shares.



Fleet National Bank, Attn 0001396250, PO Box 92800, Rochester, NY 14692-8900, owned 5.12% of such Portfolio's total outstanding Class A shares.



SMALL COMPANY GROWTH PORTFOLIO: Fidelity Investments Inst'l, Operations Co FIIOC as Benefit Plans. 100 Magellan Way KW1C, Covington, KY 41015, owned 94.62% of such Portfolio's total outstanding Class B shares.



Factory Mutual Insurance Company, Attn Michael D Bank, 225 Wyman Street PO Box 9198, Waltham, MA 02454-9198, owned 39.54% of such Portfolio's total outstanding Class A shares.



Morgan Stanley Asset Mgmt For The Account Of Hubbell Inc, Attn John Lam 22nd Floor, 1221 Avenue Of The Americas, New York, NY 10020, owned 9.89% of such Portfolio's total outstanding Class A shares.



Iowa Municipal Fire & Police Public Benfit Plan, 2836 104 Street, Des Moines, IA 50322, owned 7.58% of such Portfolio's total outstanding Class A shares.



Commonwealth of Pennsylvania Public School Employees Retirement, 5 North 5th St, Harrisburg, PA 17101, owned 5.71% of such Portfolio's total outstanding Class A shares.



INTERNATIONAL EQUITY PORTFOLIO: Memphis Commerce Square, Trust Division,
c/o National Trust Bank of Commerce, One Commerce Square, Memphis, TN 38150, owned 45.41% of such Portfolio's total outstanding Class B shares.



Memphis Commerce Square, Trust Division, C/O National Trust Bank Of Commerce, One Commerce Square, Memphis, TN 38150, owned 22.95% of such Portfolio's total outstanding Class B shares.



1st Source Bank TTEE, FBO Morris & Co, Attn John Seidl, P O Box 1602, South Bend, IN 46634-1602, owned 12.60% of such Portfolio's total outstanding Class B shares.



Vanguard Fiduciary Trust Company, FBO Ball Corp Plan 91324, The Vanguard Group, PO BOX 2600 VM421, Valley Forge, PA 19482, owned 7.22% of such Portfolio's total outstanding Class B shares.



VALUE EQUITY PORTFOLIO: Robbin L Dobson IRREV Family Trust, 1221 Avenue of The Americas, New York, NY 10020, owned 29.34% of such Portfolio's total outstanding Class B shares.



Everett R Dobson Irrev Fam Tr, Msdw Institutional Value Eqty, Attn Jon Klein, 1221 Avenue Of The Americas, New York, NY 10020-1001, owned 28.13% of such Portfolio's total outstanding Class B shares.



George N Fugelsang & Susan P Fugelsang, 17 Calhoun Dr, Greenwich, CT 06831, owned 20.56% of such Portfolio's total outstanding Class B shares.



Jeffrey L Caruso & Melissa M Weiksnar Trustees of Weiksnar-Caruso Nominee, 51 Robbins Dr, Carlisle, MA 01741, owned 5.96% of such Portfolio's total outstanding Class B shares.

Susan Afeman Howell, 352 Delgado Dr, Baton Rouge, LA 70808-4723, owned 5.06% of such Portfolio's total outstanding Class B shares.



Morgan Stanley Asset Mgmt For The Account Of Hubbell Inc, Attn John Lam
22nd Floor, 1221 Avenue Of The Americas, New York, NY 10020, owned 36.27% of such Portfolio's total outstanding Class A shares.



Frank R. Mori, 935 Park Ave. Apt. 16 A, Manhattan, NY 10028-0212, owned 5.21% of such Portfolio's total outstanding class A shares.



FIXED INCOME PORTFOLIO: Carolyn S Young, 514 Chestertown St, Gaithersburgc, MD 20878-5734, owned 19.11% of such Portfolio's total outstanding Class B shares.



Burton D Cohen, 3912 Zenith Ave South, Minneapolis, MN 55410-1169, owned 18.71% of such Portfolio's total outstanding Class B shares.



Mary Ann Young Brownsey Trust, Michael S Virgil Trustee Serritella PC, 330 N Wabash Ave 22nd Floor, Chicago, IL 60611-3603, owned 15.33% of such Portfolio's total outstanding Class B shares.



Laverne M Brownsey Trust UA DTD, 5-23-79 as Amended Gale's, Burke Warren Mackay Serritella, 330 N Wabash Ave 22nd Floor, Chicago, IL 60611-3603, owned 12.22% of such Portfolio's total outstanding Class B shares.



Joan H Giblichman IRA Chase Cust for Ms&Co, 3860 Mission Hills Rd S, Apt 209, Northbrook, IL 60062, owned 6.56% of such Portfolio's total outstanding Class B shares.



Daniel D Moseley, 2 Southbury Dr, Columbia, SC 29209, owned 5.22% of such Portfolio's total outstanding Class B shares.



Morgan Stanley & Co 401K Pension Plan Cust C/O Northern Trust Co Cust, 770 Broadway, New York, NY 10003, owned 31.56% of such Portfolio's total outstanding Class A shares.



Fleet National Bank, Attn 0001396250, PO Box 92800, Rochester, NY 14692-8900, owned 10.80% of such Portfolio's total outstanding Class A shares.



Morgan Stanley Dean Witter Foundation, Attn Kathleen Toohill 27th Floor, 1221 Avenue Of The Americas, Manhattan, NY 10020-1001, owned 7.51% of such Portfolio's total outstanding Class A shares.



Brooks School, Co Mr Frank Marino, N Andover, MA 01845, owned 5.52% of such Portfolio's total outstanding Class A shares.



GLOBAL FIXED INCOME PORTFOLIO: David Brooks Gendron, 2 Montpelier Pl, London SW7 1HJ England, owned 71.18% of such Portfolio's total outstanding Class B shares.



George N Fugelsang & Susan P Fugelsang, 17 Calhoun Dr, Greenwich CT 06831, owned 20.76% of such Portfolio's total outstanding Class B shares.



Anthony F Rowland, Colette H Rowland Jt Wros, c/o Cambrian Management, 1114 Ave of the Americas 2702, New York, NY 10036-7703, owned 8.06% of such Portfolio's total outstanding Class B shares.



Northern Trust Company as Custodian FBO The Lund Foundation, P O Box 92956, Chicago, IL 60675, owned 35.86% of such Portfolio's total outstanding Class A shares.



National Bulk Carriers, Attn David Fey, 605 Third Ave, 33rd Floor, New York, NY 10158, owned 13.73% of such Portfolio's total outstanding Class A shares.



National Bank Of Commerce Trustee, Fbo National Bank Of Commerce Pension, C/O Nbc Trust Dept, One Commerce Square, Memphis, TN 38150, owned 11.95% of such Portfolio's total outstanding Class A shares.



State Street Bank & Trust Co, Custodian For The Feinstein Family Fun M/S JQB7S, ATTN Steve Pinto, N Quincy, MA 02171, owned 5.15% of such Portfolio's total outstanding Class A shares.



GLOBAL EQUITY PORTFOLIO: Fidelity Investments Inst'l Operations Co FIIOC As Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 80.82% of such Portfolio's total outstanding Class B shares.



Balsa & Co, c/o Chase Manhattan Bank, P O Box 1768, New York, NY 10163-1768, owned 16.09% of such Portfolio's total outstanding Class A shares.



Fleet National Bank, Attn 0001396250, Po Box 92800, Rochester, NY 14692-8900, owned 8.76% of such Portfolio's total outstanding Class A shares.



CIBC Mellon Global Securities, Jayvee And Co, 2nd Floor, 320 Bay St, Toronto, owned 8.29% of such Portfolio's total outstanding Class A shares.



Fidelity Investments Inst'l Operations Co FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 6.81% of such Portfolio's total outstanding Class A shares.



National Fincl Services, 200 Liberty St., New York, NY 10281, owned 12.01% of such Portfolio's total outstanding class A shares.



EMERGING MARKETS PORTFOLIO: Fidelity Investments Inst'l Operations Co FIIOC As Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 35.10% of such Portfolio's total outstanding Class B shares.



Capinco, C/O Firstar Trust Company, Po Box 1787, Milwaukee, WI 53201-1787, owned 15.47% of such Portfolio's total outstanding Class B shares.

Morgan Stanley & Co 401K Pension Plan, Cust c/o Northern Trust Co Cust, 770 Broadway, New York, NY 10003, owned 5.11% of such Portfolio's total outstanding Class A shares.



HIGH YIELD PORTFOLIO: Universal Computer Consulting Holding Inc, 300 Delaware Ave Ste 1704, Wilmington, DE 19801-1612, owned 37.57% of such Portfolio's total outstanding Class B shares.



Blake Hogan And Shawn Hogan Jttic-High Yield A/C, 30 Farnham Park, Houston,
TX 77024-7501, owned 5.51% of such Portfolio's total outstanding Class B shares.



Morgan Stanley & Co 401K Pension Plan, Cust c/o Northern Trust Co Cust, 770 Broadway, New York, NY 10003, owned 28.65% of such Portfolio's total outstanding Class A shares.



Morgan Stanley & Co Pension Fd, C/O Northern Trust Co Cust, 770 Broadway, New York, NY 10003, owned 9.50% of such Portfolio's total outstanding Class A shares.



EUROPEAN EQUITY PORTFOLIO: Wayne Gretzky Trustee Of The 650 North Sepulveda Blvd, Los Angeles, CA 90049, owned 25.64% of such Portfolio's total outstanding Class B shares.



The Pickwick Group LP Intl C/O Walter Denny, 800 Woodlands Pky, Ste 118, Ridgeland, MS 39157-5215, owned 10.43% of such Portfolio's total outstanding Class B shares.



Karen Zateslo Gray Cust For John David Gray Under Il Ugma Three First National Plaza, 70 W Madison St Suite 2350, Chicago, IL 60603, owned 8.52% of such Portfolio's total outstanding Class B shares.



Deborah Meredith, 1386 Pritchett Ct, Los Altos, CA 94024-5713, owned 8.06% of such Portfolio's total outstanding Class B shares.



Christopher S Ruisi, 11 Colts Dr, Holmdel, NJ 07733, owned 7.20% of such Portfolio's total outstanding Class B shares.



Dr Martin B Meyerson, Acct II International, 1601 Landfall Dr, Wilmington,
NC 28405-4255, owned 6.96% of such Portfolio's total outstanding Class B shares.



Steve Vesce & Carol A Vesce Jtwros Equity Account 8 Middle Hollow Rd, Lloyd Harbor, NY 11743-1632, owned 6.59% of such Portfolio's total outstanding Class B shares.



Sandra Titus McKinstry 7264 South Jasmine Ct, Englewood, CO 80112, owned 6.29% of such Portfolio's total outstanding Class B shares.



Barbara Howe Spousal IRA Chase Custodian, 350 Ponca Place, Apt 29, Boulder, CO 80303, owned 5.22% of such Portfolio's total outstanding Class B shares.



Liberty Northwest Insurance Corp, Attn John R Galbraith Exe, PO Box 4555, Portland, OR 97208-4555, owned 6.66% of such Portfolio's total outstanding Class A shares.



The Wortham Foundation Inc, 2727 Allen Pkwy 2000, Houston, TX 77019-2125, owned 5.89% of such Portfolio's total outstanding Class A shares.



EMERGING MARKETS DEBT PORTFOLIO: PACO, Box 513577, Los Angeles, CA 90051, owned 28.58% of such Portfolio's total outstanding Class B shares.



FFP Investments Ltd, STE 101, 1920 Nacogdoches, Alamo Heights, TX 78209-2241, owned 12.96% of such Portfolio's total outstanding Class B shares.



Alice H Bartlett Trust A Paul D Bartlett Jr TTEE, 4800 Main St Ste 600, Kansas City, MO 64112, owned 17.36% of such Portfolio's total outstanding Class B shares.



Brenton D Anderson, 514 Silvermine Rd, New Canaan, CT 06840, owned 16.63% of such Portfolio's total outstanding Class B shares.



Bartlett And Company, Grain Charitable Foundation, Ste 600, 4800 Main St, Kansas City, MO 64112, owned 12.93% of such Portfolio's total outstanding Class B shares.



Frances B Bernstein 1989 Trust, Douglas Lehman & David Botwinik, C/O Pavia & Harcourt, 600 Madison Ave, New York, NY 10022, owned 7.37% of such Portfolio's total outstanding Class B shares.



Morgan Stanley & Co 401k Pension Plan, Cust c/o Northern Trust Co Cust, 770 Broadway, New York, NY 10003, owned 14.73% of such Portfolio's total outstanding Class A shares.



Charles Schwab & Co Inc, Attn Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 12.60% of such Portfolio's total outstanding Class A shares.



Wellesley College, Attn Robert Bower, 139 Green Hall, Wellesley, MA 02481, owned 11.22% of such Portfolio's total outstanding Class A shares.



Commonwealth Of Pennsylvania, Public School Employees Retirement, 5 North 5th St, Harrisburg, PA 17101, owned 7.75% of such Portfolio's total outstanding Class A shares.



Janx Partners LP II, Attn John Naporano, Foot Of Hawkins Street, Newark,
NJ 07105, owned 7.34% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co Pension Fd, C/O Northern Trust Co Cust, 770 Broadway, New York, NY 10003, owned 6.80% of such Portfolio's total outstanding Class A shares.



ASIAN REAL ESTATE PORTFOLIO: Morgan Stanley Asset Management Inc, Attn Elisa Divito, 1221 Avenue Of The Americas, New York, NY 10020, owned 85.24% of such Portfolio's total outstanding Class A shares.



John Harris & Sharon Harris, 1998 Trust Dtd 10-1-98, 67 Marymont, Menlo Park, CA 94027, owned 8.91% of such Portfolio's total outstanding Class A shares.



The Cathryn R Fortune Char, Remainder Unitrust Of 5/15/98, 5505 Lake WA Blvd NE Unit 1D, Kirkland, WA 98033-7379, owned 38.03% of such Portfolio's total outstanding Class B shares.



Shimer and Fortune Chart REM, Unitrust of 2/6/98 John Shimer, 5505 LK WA Blvd NE Unit 1D, HOUGHTON, WA 98033-7376, owned 21.07% of such Portfolio's total outstanding Class B shares.



Bernard M Madej And Elaine M Madej Jtwros, 10831 Oakland Drive, Orland Park, IL 60462, owned 14.50% of such Portfolio's total outstanding Class B shares.



Ned McCarthy Trust, 3 Sugar Maple Ln, Hanover, NH 03755, owned 13.57% of such Portfolio's total outstanding Class B shares.



KEVIN L Jackson, 3112 Grimes Ranch Road, Austin, TX 78732-2124, owned 12.83% of such Portfolio's total outstanding Class B shares.



JAPANESE EQUITY PORTFOLIO: Resources Trust Co Various IMS Customers,
PO Box 3865, Englewood, CO 80155-3865, owned 32.92% of such Portfolio's total outstanding Class B shares.



Barlett and Company Profit Sharing Plan and Trust, STE 600, 4800 Main St, Kansas City, MO 64112, owned 10.34% of such Portfolio's total outstanding Class B shares.



John David Barksdale, c/o Walter Denny, 800 Woodlands Pky, Ste 118, Ridgeland, MS 39157-5216, owned 9.93% of such Portfolio's total outstanding Class B shares.



Robert J Weinstein M D & Lois Weinstein, Suite 2930, 875 N Michigan Ave, Chicago, IL 60611-1803, owned 7.59% of such Portfolio's total outstanding Class B shares.



Bank Morgan Stanley AG, Attn Thomas Genschwiler, Bahnhofstrasse 92, Zurich Ch-8023 Switzerland, owned 5.62% of such Portfolio's total outstanding Class B shares.



Donaldson Lufkin & Jenrette, Pershing Division, Po Box 2052, Jersey City, NJ 07303, owned 6.14% of such Portfolio's total outstanding Class A shares.



Retired Staff Benefits Investment Accts, of The International Monetary Fund, 700 19th St NW, Washington, DC 20431, owned 6.13% of such Portfolio's total outstanding Class A shares.



The Wortham Foundation Inc, 2727 Allen Pkwy 2000, Houston, TX 77019-2125, owned 5.60% of such Portfolio's total outstanding Class A shares.



INTERNATIONAL SMALL CAP PORTFOLIO: Charles Schwab & Co Inc, Attn Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 9.67% of such Portfolio's total outstanding Class A shares.



The Skillman Foundation, 600 Renaissance Center, Suite 1700, Attn Jean E Gregory, Detroit, MI 48243, owned 7.97% of such Portfolio's total outstanding Class A shares.



Carnegie Corp Of New York, Vice President & Chief Investment Offic, Attn Ellen Shuman, 437 Madison Ave, New York, NY 10022, owned 7.28% of such Portfolio's total outstanding Class A shares.



Trustees of Boston College, Attn Paul Haran Assoc Treasurer, St Thomas More Hall 310, Chestnut Hill, MA 02167-3819, owned 6.44% of such Portfolio's total outstanding Class A shares.



General Mills Inc, One General Mills Blvd, Minneapolis, MN 55426, owned 5.67% of such Portfolio's total outstanding Class A shares.



Cornell University, Morgan Stanley Asset Management, c/o Gail Reeke, 1221 Ave of The Americas, New York, NY 10020, owned 5.23% of such Portfolio's total outstanding Class A shares.



LATIN AMERICA PORTFOLIO: Batrus & Co, PO Box 9005, Church Street Station, New York, NY 10008, owned 17.83% of such Portfolio's total outstanding Class A shares.



Eastern Europe Fund, PO Box 852 9T, Georgetown, Cayman Islands, owned 10.79% of such Portfolio's total outstanding Class A shares.



The Hostetter Foundation, The Pilot House, Lewis Wharf, Boston, MA 02110, owned 8.93% of such Portfolio's total outstanding Class A shares.



MHCH Ltd International, Discretionary Only Equity A/C, 301 Little John Ln, Houston, TX 77024-5715, owned 8.92% of such Portfolio's total outstanding Class A shares.



Nettie Sharp Washburn, Po Box 3779, Greenville, DE 19807, owned 6.96% of such Portfolio's total outstanding Class A shares.

Charles Schwab & Co Inc, Attn Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 6.92% of such Portfolio's total outstanding Class A shares.



Michael E Hora Revocable Trust, C/O A T Kearney, 1350 North Lake Shore Dr Apt 1714, Chicago, IL 60610-5267, owned 23.05% of such Portfolio's total outstanding Class B shares.



Fred Middleton, Capitol Ac, 545 El Cerrito Ave, Hillsborough, CA 94010-6821, owned 20.25% of such Portfolio's total outstanding Class B shares.



Fleur Cates Netanyahu, 45 E 62nd St No 8A, New York, NY 10021-7428, owned 11.28% of such Portfolio's total outstanding Class B shares.



BBJ Family Limited Partnership, BBJ Family Corp General Partner, 623 East Bailey Rd, Naperville, IL 60565-2633, owned 10.13% of such Portfolio's total outstanding Class B shares.



Gerald W Bodzy, Sue A Strauss, Po Box 980097, Houston, TX 77098-0097, owned 9.11% of such Portfolio's total outstanding Class B shares.



Nezar M Al-Saie, c/o Investcorp, PO Box 5340, Manama, Bahrain, owned 8.36% of such Portfolio's total outstanding Class B shares.



Christopher S Ruisi, 11 Colts Dr, Holmdel, NJ 07733, owned 7.34% of such Portfolio's total outstanding Class B shares.



Donald L Gustafson, MSTC Custodian, 3420 Norman Dr, Reno, NV 89899, owned 7.32% of such Portfolio's total outstanding Class B shares.



FOCUS EQUITY PORTFOLIO: Morgan Stanley & Co 401K Pension Plan, Cust
c/o Northern Trust Co Cust, 770 Broadway, New York, NY 10003, owned 36.18% of such Portfolio's total outstanding Class A shares.



US REAL ESTATE PORTFOLIO: Charles Schwab & Co Inc, Attn Mutual Funds,
101 Montgomery Street, San Francisco, CA 94104, owned 10.16% of such Portfolio's total outstanding Class A shares.



Commonwealth of Pennsylvania, Public School Employees Retirement, 5 North
5th St, Harrisburg, PA 17101, owned 6.92% of such Portfolio's total outstanding Class A shares.



Northwestern University, Attn Investment Dept 1-209 Crown, 633 Clark St, Evanston, IL 60208-1122, owned 5.86% of such Portfolio's total outstanding Class A shares.



Merrill Lynch Trust Co TTEE, FBO Qualified Retirement Plans, 265 Davidson Ave, 4th Flr, Somerset, NJ 08873, owned 32.29% of such Portfolio's total outstanding Class B shares.



Putnam Fiduciary Trust Company TTEE, Ball Horticultural Co Inc, Profit Sharing Retirement, 859 Willard St MSE 2C Attn Trading Serv, Quincy, MA 02269-9110, owned 7.83% of such Portfolio's total outstanding Class B shares.



Mark A Mansour and Sharon A Mansour JTTIC -- US REIT FU, 2610 NE 40th Street, Fort Lauderdale, FL 33308-5737, owned 7.05% of such Portfolio's total outstanding Class B shares.



TECHNOLOGY PORTFOLIO: Bank Of New York AS Attn Ellie Whalen One Wall Street 12th Floor, Bank Of New York, NY 10286, owned 13.28% of such Portfolio's total outstanding Class A shares.



Bruce W Bastian & McKay S Matthews TTEES FBO Bruce W, 51 West CTR755, Orem, UT 84057, owned 11.63% of such Portfolio's total outstanding Class A shares.



Putnam Fiduciary Trust Co TTEE, FBO Viacom Investment Plan, 859 Willard St, Attn Trading Services, Quincy, MA 02269-9110, owned 7.41% of such Portfolio's total outstanding Class A shares.



Chesed Congregation Of America, One State Street Plaza, 29th Fl, New York,
NY 10004-1505, owned 5.40% of such Portfolio's total outstanding Class A shares.



John Wallace, 6314 Norway Road, Dallas, TX 75230, owned 9.21% of such Portfolio's total outstanding Class B shares.



Donald L Gustafson, MSTC Custodian, 3420 Norman Dr, Reno, NV 89899, owned 8.48% of such Portfolio's total outstanding Class B shares.



EQUITY PLUS PORTFOLIO: The Institute For Genomic Research, 9712 Medical Center Dr, Rockville, MD 20850, owned 29.73% of such Portfolio's total outstanding Class A shares.



The Flinn Foundation, Northern Trust Co, Master Trust Dept 7th Fl, Po
Box 92984, Chicago, IL 60675, owned 28.26% of such Portfolio's total outstanding Class A shares.



Morgan Stanley Dean Witter Foundation, Attn Kathleen Toohill 27th Floor, 1221 Avenue of The Americas, Manhattan, NY 10020-1001, owned 23.72% of such Portfolio's total outstanding Class A shares.



MAT Charitable Foundation, 476 Broadway, New York, NY 10013, owned 9.83% of such Portfolio's total outstanding Class A shares.



Memphis Commerce Square, Trust Division, C/O National Trust Bank Of Commerce, One Commerce Square, Memphis, TN 38150, owned 99.61% of such Portfolio's total outstanding Class B shares.

                            PERFORMANCE INFORMATION

The Fund may from time to time quote various performance figures to illustrate the Portfolios' past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

From time to time each Portfolio, except the Money Market and Municipal Money Market Portfolios, may advertise total return for each class of shares of the Portfolio. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.


The average annual compounded rates of return (unless otherwise noted) for the Fund's Portfolios for the one year and five year periods ended December 31, 1999 and for the period from inception through December 31, 1999 are as follows:



                                          INCEPTION       ONE       AVERAGE ANNUAL  AVERAGE ANNUAL  AVERAGE ANNUAL
NAME OF PORTFOLIO+                          DATE         YEAR         FIVE YEARS      TEN YEARS     SINCE INCEPTION
------------------                        ---------  -------------  --------------  --------------  ---------------
Active International Allocation
  Class A...............................   1/17/92           27.82%         15.15%            N/A            12.33%
  Class B...............................   1/02/96           26.63%           N/A             N/A            15.98%
Asian Equity
  Class A...............................   7/01/91           81.00%         -1.71%            N/A             9.06%
  Class B...............................   1/02/96           79.95%           N/A             N/A            -4.15%
Asian Real Estate
  Class A...............................  10/01/97           24.27%           N/A             N/A            -5.64%
  Class B...............................  10/01/97           23.88%           N/A             N/A            -6.00%
Emerging Markets
  Class A...............................   9/25/92          101.78%          7.84%            N/A            13.45%
  Class B...............................   1/02/96          101.26%           N/A             N/A            13.17%
Emerging Markets Debt
  Class A...............................   2/01/94           29.22%         13.57%            N/A             8.53%
  Class B...............................   1/02/96           28.01%           N/A             N/A             9.75%
Equity Growth
  Class A...............................   4/02/91           39.89%         32.93%            N/A            21.28%
  Class B...............................   1/02/96           39.61%           N/A             N/A            29.63%
European Equity
  Class A...............................   4/02/93            9.60%         13.80%            N/A            16.08%
  Class B...............................   1/02/96            9.36%           N/A             N/A            13.79%
European Real Estate
  Class A...............................  10/01/97           -2.36%           N/A             N/A            -1.14%
  Class B...............................  10/01/97           -2.61%           N/A             N/A            -1.34%
Fixed Income
  Class A...............................   5/15/91           -1.56%          7.65%            N/A             7.24%
  Class B...............................   1/02/96           -1.76%           N/A             N/A             4.89%
Focus Equity
  Class A...............................   3/08/95           46.44%           N/A             N/A            36.58%
  Class B...............................   1/02/96           46.13%           N/A             N/A            32.98%
Global Equity
  Class A...............................   7/15/92            4.01%         16.54%            N/A            17.02%
  Class B...............................   1/02/96            3.75%           N/A             N/A            15.57%

                                          INCEPTION       ONE       AVERAGE ANNUAL  AVERAGE ANNUAL  AVERAGE ANNUAL
NAME OF PORTFOLIO+                          DATE         YEAR         FIVE YEARS      TEN YEARS     SINCE INCEPTION
------------------                        ---------  -------------  --------------  --------------  ---------------
Global Fixed Income
  Class A...............................   5/01/91           -6.84%          6.45%            N/A             6.38%
  Class B...............................   1/02/96           -7.09%           N/A             N/A             3.22%
High Yield
  Class A...............................   9/28/92            7.77%         12.79%            N/A            11.18%
  Class B...............................   1/02/96            7.44%           N/A             N/A             9.90%
International Equity
  Class A...............................   8/04/89           16.91%         16.07%          13.21%           13.21%
  Class B...............................   1/02/96           16.68%           N/A             N/A            16.74%
International Magnum
  Class A...............................   3/15/96           24.87%           N/A             N/A            12.16%
  Class B...............................   3/15/96           24.58%           N/A             N/A            11.87%
International Small Cap
  Class A...............................  12/15/92           39.34%         11.60%            N/A            14.97%
Japanese Equity
  Class A...............................   4/25/94           63.75%          8.97%            N/A             7.52%
  Class B...............................   1/02/96           63.46%           N/A             N/A            12.01%
Latin American
  Class A...............................   1/18/95           71.28%           N/A             N/A            15.80%
  Class B...............................   1/02/96           70.85%           N/A             N/A            21.20%
Money Market
  Class A...............................  11/15/88            4.80%          5.15%           5.03%            5.37%
  Class B...............................       N/A             N/A            N/A             N/A              N/A
Municipal Bond
  Class A...............................   1/18/95           -1.79%           N/A             N/A             4.67%
  Class B*..............................   1/02/96             N/A            N/A             N/A              N/A
Municipal Money Market
  Class A...............................   2/10/89            2.77%          3.08%           3.17%            3.40%
  Class B...............................       N/A             N/A            N/A             N/A              N/A
Small Company Growth
  Class A...............................  11/01/89           96.45%         31.00%          19.43%           19.78%
  Class B...............................   1/02/96           95.97%           N/A             N/A            30.09%
Technology
  Class A...............................   9/16/96          160.62%           N/A             N/A            71.47%
  Class B...............................   9/16/96          160.26%           N/A             N/A            71.13%
U.S. Equity Plus
  Class A...............................   7/31/97           20.25%           N/A             N/A            18.75%
  Class B...............................   7/31/97           19.99%           N/A             N/A            18.52%
U.S. Real Estate
  Class A...............................   2/24/95           -1.48%           N/A             N/A            13.68%
  Class B...............................   1/02/96           -1.73%           N/A             N/A            10.89%
Value Equity
  Class A...............................   1/31/90           11.63%         20.22%            N/A            13.93%
  Class B...............................   1/02/96           11.22%           N/A             N/A            16.53%


------------------


+ The China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations as of December 31, 1999. The Gold Portfolio ceased operations effective March 11, 1998 for Class A shares and May 6, 1998 for Class B shares. The Municipal Bond Portfolio ceased operations effective March 14, 2000.

* As of the date of this Statement of Additional Information, there were no outstanding Class B shares of the Municipal Bond Portfolio.

These figures were calculated according to the following formula:
P(1+T)TO THE POWER OF n = ERV

where:

        P   =   a hypothetical initial payment of $1,000
        T   =   average annual total return
        n   =   number of years
      ERV   =   ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the
                end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

CALCULATION OF YIELD FOR NON-MONEY MARKET PORTFOLIOS

From time to time certain of the Fund's Portfolios may advertise yield.
    54

Current yield reflects the income per share earned by a Portfolio's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.


The respective current yields for certain of the Fund's Portfolios for the 30-day period ended December 31, 1999 were as follows:



                                          CLASS A     CLASS B
PORTFOLIO NAME                            SHARES      SHARES
--------------                            -------   -----------
Emerging Markets Debt...................  15.66%      15.36%
Fixed Income............................   6.77%       6.62%
Global Fixed Income.....................   4.64%       4.48%
High Yield..............................  10.58%      10.33%
Municipal Bond..........................   4.97%         --%


These figures were obtained using the following formula:

  Yield      =          2[(a - b + 1)TO THE POWER OF 6 - 1]
                                -------------------
                                         cd

CALCULATION OF YIELD FOR MONEY MARKET PORTFOLIOS


The current yield of the Money Market and Municipal Money Market Portfolios is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. The current yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 1999 were 5.33% and 3.84%, respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 1999 were 5.47% and 3.91%, respectively.


The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

TAXABLE EQUIVALENT YIELDS FOR THE MUNICIPAL BOND AND MUNICIPAL MONEY MARKET
  PORTFOLIOS

It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

Tax Free Yield                 =   Your Taxable Equivalent Yield
-------------
1 - Your Tax Bracket

For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%.


The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1999 under the Internal Revenue Code. There can, of course, be no guarantee that the Municipal Money Market Portfolio will achieve a specific yield. Also, it is possible that some portion of the Portfolio's dividends may be subject to Federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.


                         TAXABLE EQUIVALENT YIELD TABLE

          SAMPLE LEVEL OF              FEDERAL
           TAXABLE INCOME              INCOME       TAXABLE EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
------------------------------------     TAX     -------------------------------------------------------------
  JOINT RETURN       SINGLE RETURN    BRACKETS    3%     4%     5%     6%     7%     8%     9%     10%    11%
-----------------  -----------------  ---------  -----  -----  -----  -----  -----  -----  -----  -----  -----
$0-42,350          $0-25,350              15.0%   3.5%   4.7%   5.9%   7.1%   8.2%   9.4%  10.6%  11.8%  12.9%
42,350-102,300     25,350-61,400          28.0    4.2    5.6    6.9    8.3    9.7   11.1   12.5   13.9   15.3
102,300-155,950    61,400-128,100         31.0    4.3    5.8    7.2    8.7   10.1   11.6   13.0   14.5   15.9
155,950-278,450    128,100-278,450        36.0    4.7    6.3    7.8    9.4   10.9   12.5   14.1   15.6   17.2
over 278,450       over 278,450           39.6    5.0    6.6    8.3    9.9   11.6   13.2   14.9   16.6   18.2

------------------


* Net amount subject to 1999 Federal Income Tax after deductions and exemptions, not indexed for 1999 income tax rates.

The taxable equivalent yield for the Municipal Money Market Portfolio for the seven days ended December 31, 1999 assuming a Federal income tax rate of 39.6% (maximum rate), was 6.36%. The taxable equivalent effective yield for the Municipal Money Market for the seven days ended December 31, 1999, assuming the same tax rate, was 6.47%.


GENERAL PERFORMANCE INFORMATION

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

From time to time, a Portfolio's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, Morningstar, Inc. may be quoted in advertising materials.
Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices to which the performance of the Portfolios may also be compared. The Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.


The Portfolios may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Portfolios may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment.

The Portfolios may include in their advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley; and the portfolio manager's goals, strategies and investment techniques.

The Portfolios' advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Portfolios' advertisements may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

The Portfolios may quote various measures of volatility and benchmark correlation in advertising. The Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total
    56
returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolios may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

ADVISER'S USE OF COMPANIES COMPRISING THE S&P 500 INDEX

MSDW Investment Management uses the 500 companies included in the S&P 500 Index as the universe of potential investments for the U.S. Equity Plus Portfolio. The U.S. Equity Plus Portfolio is not sponsored, endorsed, sold or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to investors in the U.S. Equity Plus Portfolio or any member of the public regarding the advisability of investing in the U.S. Equity Plus Portfolio or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to MSDW Investment Management is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to MSDW Investment Management or the U.S. Equity Plus Portfolio. S&P has no obligation to take the needs of MSDW Investment Management or the investors in the U.S. Equity Plus Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for, does not participate in and has no obligation or liability in connection with the management, administration or marketing of the U.S. Equity Plus Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE PERFORMANCE OF THE ADVISER OR THE U.S. EQUITY PLUS PORTFOLIO, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) ARISING OUT OF ANY USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

EXCERPTS FROM MOODY'S DESCRIPTION OF BOND RATINGS: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers 1, 2 and 3 in each generic voting classification from Aa through B. The modifier 1 indicates that the security ranks at a higher end of the rating category; modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

EXCERPTS FROM S&P'S DESCRIPTION OF BOND RATINGS: AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C -- The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 -- favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("Pl") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: SP-l+ -- very strong capacity to pay principal and interest; SP-2--strong capacity to pay principal and interest.

DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-l+ -- this designation indicates the degree of safety regarding timely payment is extremely strong. A-1 -- this designation indicates the degree of safety regarding timely payment is strong.

                              FINANCIAL STATEMENTS


The Fund's audited financial statements for the fiscal year ended December 31, 1999, including notes thereto and the report of PricewaterhouseCoopers LLP are herein incorporated by reference from the Fund's Annual Report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. The China Growth, Mortgage-Backed Securities, MicroCap Portfolios had not commenced operations at December 31, 1999. On March 15, 2000 the shareholders of The Municipal Bond Portfolio redeemed the outstanding shares as of that date and the Portfolio ceased operations.

PART C.   OTHER INFORMATION

Item 23.  Exhibits

          (a)(1) Registrant's Articles of Amendment and Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                    No. 0000912057-95-008594) on October 13, 1995.

          (a)(2) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (reclassifying shares), incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

          (a)(3) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Technology Portfolio), incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

          (a)(4) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio), incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051)on February 27, 1998.

          (a)(5) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios), incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-008051) on February 27, 1998.

          (a)(6) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio), incorporated by reference to
                    Exhibit 1(f) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    00001047469-98-008051) on February 27, 1998.

          (a)(7) Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio), incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

          (a)(8) Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio), incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A

                    (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0001047469-99-002378) on January 27, 1999.

          (a)(9) Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.), incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

          (a)(10)   Articles of Amendment to Registrant's Articles of
                    Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio), filed herewith.

          (b)       Amended and Restated By-Laws, incorporated by reference to
                    Exhibit 2 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997.

          (c)(1) Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995 and Exhibit 2
                    (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997.

          (c)(2) Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995 and Exhibit 2
                    (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997.

          (d)(1) Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

          (d)(2) Investment Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (d)(3) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the U.S. Equity Plus Portfolio), is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0001047469-98-008051) on February 27, 1998.

          (d)(4) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Asian and European Real Estate Portfolios), is incorporated by reference to Exhibit 5(r) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051) on February 27, 1998.

          (d)(5) Amendment to Investment Advisory Agreement between Registrant and MSDW Investment Management (reducing the annual advisory fee payable by the Emerging Markets Debt Portfolio of the Fund from 1.00% to 0.75%), filed herewith.


          (d)(6) Sub-Advisory Agreement between MSDW Investment Management and Morgan Stanley Dean Witter Advisors Inc., filed herewith.

          (e)(1) Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated., incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (e)(2) Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-96-007390) on April 30, 1996.

          (f)       Not applicable.

          (g)(1) Mutual Fund Domestic Custody Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) August 1, 1995.

          (g)(2) International Custody Agreement between Registrant and Morgan Stanley Trust Company, incorporated by reference to
                    Exhibit 8(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-95-005830) on August 1, 1995.

          (g)(3) Amendment to International Custody Agreement between Registrant and Morgan Stanley Trust Company, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-96-010828) on May 24, 1996.

          (g)(4) Amendment to International Custody Agreement between Registrant and The Chase Manhattan Bank, filed herewith.

          (h)(1) Administration Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to
                    Exhibit 9(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-95-005830) on August 1, 1995.

          (h)(2) Administration Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (i)       Opinion of Counsel, filed herewith.


          (j)       Consent of Accountant, filed herewith.

          (k)       None.

          (l) Purchase Agreement, incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (m)(1) Distribution Plan with respect to the Class B shares (the "Class B Plan") of the Active Country Allocation Portfolio, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997. The following
                    Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Value Equity, Gold, Global Equity, International Equity, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum, Technology, U.S. Equity Plus, European Real Estate, Asian Real Estate and Money Market Portfolios.

          (n)       Financial Data Schedules, not applicable.

          (o) 18f-3 Plan, incorporated by reference to Exhibit 19 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

          (p)       Code of Ethics, filed herewith


          (q)       Powers of Attorney, filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant


          Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

          None.

Item 25.   Indemnification


          State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

          Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation. Insofar as indemnification for liability may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser


          Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)


   NAME AND POSITION WITH
      MSDW INVESTMENT                                    POSITION WITH OTHER
      MANAGEMENT INC.         NAME OF OTHER COMPANY            COMPANY
  ------------------------    ---------------------      -------------------
   Barton M. Biggs            Morgan Stanley & Co.       Managing Director
      Chairman, Director      Incorporated
      and Managing
      Director

   Richard B. Worley          Miller Anderson &          Portfolio Manager and
      President, Director,    Sherrerd, LLP              Executive Committee
      Managing Director                                  Member
      and Member of
      Executive Committee     MAS Fund Distribution,     Registered Representative
                              Inc.
                              Morgan Stanley & Co.       Managing Director
                              Incorporated

                                         C-5

   Harold J. Schaaff, Jr.     Morgan Stanley & Co.       Managing Director
      General Counsel,        Incorporated
      Secretary and
      Managing Director

   Donald P. Ryan             Morgan Stanley & Co.       Principal
      Compliance Officer      Incorporated
      and Principal

   Alexander C. Frank         Morgan Stanley & Co.       Managing Director
      Treasurer               Incorporated

   Marna C. Whittington       Miller Anderson &          Executive Committee
      Chief Operating         Sherrerd, LLP              Member
      Officer, Managing
      Director and Member
      of Executive
      Committee

   Peter D. Caldecott         Morgan Stanley Dean        Managing Director
      Managing Director       Witter Investment
      and Member of           Management Limited
      Executive Committee

   Thomas L. Bennett          Morgan Stanley & Co.       Managing Director
      Member of Executive     Incorporated
      Committee and
      Portfolio               MAS Fund Distribution,     Director
      Manager                 Inc.
                              Miller Anderson &          Portfolio Manager [and
                              Sherrerd, LLP              Executive Committee
                                                         Member]

   Alan E. Goldberg           Morgan Stanley & Co.       Managing Director
      Member of Executive     Incorporated
      Committee


          In addition, MSDW Investment Management acts as investment adviser or sub-adviser to the following registered investment companies: CIGNA Charter Funds - Large Company Stock Growth Fund; Fifth Third Funds - International Equity Fund; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Dean Witter Africa Investment Fund, Inc.; Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.; Morgan Stanley Dean Witter

Emerging Markets Debt Fund, Inc.; Morgan Stanley Dean Witter Emerging Markets Fund, Inc.; Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.; Morgan Stanley Dean Witter High Yield Fund, Inc.; Morgan Stanley Dean Witter Eastern Europe Fund, Inc.; Morgan Stanley Dean Witter India Investment Fund, Inc.; certain portfolios of Morgan Stanley Dean Witter Universal Funds, Inc.; Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.; The Pakistan Investment Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Aggressive Growth and Asset Allocation, Accounts of Principal Variable Contracts Fund, Inc.; Principal Partners Aggressive Growth Fund, Inc.; SunAmerica Series Trust - International Diversified Equities Portfolio; SunAmerica Series Trust - Worldwide High Income Portfolio; Fortis Series Fund, Inc. - Global Asset Allocation Series; Morgan Stanley Dean Witter International Fund; Morgan Stanley Dean Witter International SmallCap Fund; Morgan Stanley Dean Witter Pacific Growth Fund, Inc.; Morgan Stanley Dean Witter Real Estate Fund; Morgan Stanley Dean Witter Variable Investment Series - Pacific Growth Portfolio; Morgan Stanley Dean Witter Japan Fund, Inc.; Morgan Stanley Dean Witter European Growth Fund Inc.; Morgan Stanley Dean Witter Variable Investment Series - European Growth Portfolio; Morgan Stanley Dean Witter Growth Fund; Morgan Stanley Dean Witter Select Dimensions Investment Series -- The Growth Portfolio; Endeavor Money Market Portfolio; Endeavor Series Trust - Endeavor Asset Allocation Portfolio; EQ Advisors Trust - Morgan Stanley Emerging Markets Equity Portfolio; John Hancock Variable Series Trust I - Emerging Markets Equity Portfolio; LSA Variable Series Trust - MSAM Focused Equity Fund; Manufacturers Investment Trust - Global Equity Trust; New England Zenith Fund - Morgan Stanley International Magnum Equity Series; North American Funds -Global Equity Fund; North American Funds - International Equity Fund; Pacific Select Fund - The International Portfolio; Pacific Select Fund - Real Estate Investment Trust ("REIT") Portfolio; Phoenix Edge Series Fund - Morgan Stanley Focus Equity Series; SEI Institutional International Trust - Emerging Markets Equity Portfolio; Van Kampen World Portfolio Series Trust - Global Government Securities Fund; Van Kampen Life Investment Trust - Global Equity Portfolio; Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio; Van Kampen Global Managed Assets Fund; Van Kampen Real Estate Securities Fund; certain portfolios of the Van Kampen Series Fund, Inc.


          Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-adviser, and each director, officer or partner of the investment sub-adviser, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)


          During the last two fiscal years, no director or officer of Sun Valley Gold Company or Morgan Stanley Dean Witter Advisors Inc., the Registrant's investment sub-advisers, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.




Item 27.
 Principal Underwriters


          (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

          Morgan Stanley & Co. Incorporated acts as distributor for Morgan Stanley Dean Witter Institutional Fund, Inc., Morgan Stanley Dean Witter Universal Funds, Inc. and Morgan Stanley Dean Witter Strategic Adviser Fund, Inc., all registered open-end management investment companies.

          (b) Provide the information with respect to each director, officer or partner of each principal underwriter named in answer to item 20.


                                                  POSITION AND
                                                  OFFICES WITH                            POSITION AND
     NAME AND PRINCIPAL                           MORGAN STANLEY                          OFFICES WITH
     BUSINESS ADDRESS*                            & CO. INCORPORATED                      REGISTRANT
     ------------------                           ------------------                      -------------
     Barton M. Biggs                              Director                                Chairman and Director

     Bruce D. Fiedorek                            Director and Vice Chairman

     Mario Francescotti                           Director

     Peter F. Karches                             Director, President and
                                                  Chief Operating Officer

     John J. Mack                                 Director

     Robert A. Metzler                            Director

     Stephan F. Newhouse                          Director and Vice Chairman

     Ralph L. Pellecchio                          General Counsel and Secretary

     Joseph R. Perella                            Director

     Philip J. Purcell                            Director

     John H. Schaefer                             Director

     Robert G. Scott                              Director and Chief Financial
                                                  Officer

     John S. Wadswoth, Jr.                        Director

     Sir David Alan Walker                        Director

     Alexander C. Frank                           Treasurer
     -----------------------
     Morgan Stanley & Co. Incorporated
     *1585 Broadway
     New York, NY  10036


          (c)  Not applicable.


Item 28.  Location of Accounts and Records


          State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

          Chase Global Funds Services Company, Registrant's sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

          In particular, with respect to the records required by Rule 31a-1(b)(1), Chase Global Funds Services Company maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

          In addition, Morgan Stanley Dean Witter Investment Management Inc., Registrant's investment adviser and administrator, 1221 Avenue of the Americas, New York, New York 10020, maintains possession of the Fund's corporate organizational records, in addition to certain other records required by Rule 31a-1(b).


Item 29.  Management Services


          Provide a summary of the substantive provisions of any management-related service contract not discussed in part A or part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund's last three fiscal years.

          Not applicable.


Item 30.  Undertakings


          In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Fund intends to raise its initial capital under section 14(a)(3)[15U.S.C. 80a-14(a)(3)].

          Not applicable.

                                     SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on April __, 2000.

                    MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.


                    By:  /s/ Harold J. Schaaff, Jr.
                         --------------------------
                         Harold J. Schaaff, Jr.
                         President

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                         TITLE                                   DATE
-------------------------------                   -----------------------------           ---------
/s/ Harold J. Schaaff, Jr.                        President                               April 28, 2000
-------------------------------                   (Principal Executive
Harold J. Schaaff, Jr.                            Officer)

*/s/ Barton M. Biggs                              Director (Chairman)                     April 28, 2000
-------------------------------
Barton M. Biggs

*/s/ Fergus Reid                                  Director                                April 28, 2000
-------------------------------
Fergus Reid

*/s/ Frederick O. Robertshaw                      Director                                April 28, 2000
-------------------------------
Frederick O. Robertshaw

*/s/ Andrew McNally, IV                           Director                                April 28, 2000
-------------------------------
Andrew McNally IV

*/s/ John D. Barrett, II                          Director                                April 28, 2000
-------------------------------
John D. Barrett II

*/s/ Gerard E. Jones                              Director                                April 28, 2000
-------------------------------
Gerard E. Jones

*/s/ Samuel T. Reeves                             Director                                April 28, 2000
-------------------------------
Samuel T. Reeves

*/s/ Graham E. Jones                              Director                                April 28, 2000
-------------------------------
Graham E. Jones

*/s/ John A. Levin                                Director                                April 28, 2000
-------------------------------
John A. Levin

*/s/ William G. Morton, Jr.                       Director                                April 28, 2000
-------------------------------
William G. Morton, Jr.

/s/ Belinda Anne Brady                            Treasurer                               April 28, 2000
-------------------------------
Belinda Anne Brady


*By: /s/ Harold J. Schaaff, Jr.
     --------------------------
     Harold J. Schaaff, Jr.
     Attorney-In-Fact

                                        MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                                    INDEX OF EXHIBITS

 EDGAR
 EXHIBIT
 NUMBER                                 DOCUMENT
 -------           ----------------------------------------------------------------------------------------------------------------
                   (a)(1)    Registrant's Articles of Amendment and Restatement, incorporated by reference to Exhibit 1(a) to Post-
                             Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (Registration No.
                             33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-
                             008594) on October 13, 1995.

                   (a)(2)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement
                             (reclassifying shares), incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

                   (a)(3)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new
                             Technology Portfolio), incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to
                             Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

                   (a)(4)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S.
                             Equity Plus Portfolio), incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051)on February 27, 1998.

                   (a)(5)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding
                             European Real Estate and Asian Real Estate Portfolios), incorporated by reference to Exhibit 1(e) to
                             Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No.
                             33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-
                             008051) on February 27, 1998.

                   (a)(6)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding
                             Class B shares to the Money Market Portfolio), incorporated by reference to Exhibit 1(f) to Post-
                             Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-
                             23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-
                             008051) on February 27, 1998.

                   (a)(7)    Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active Country Allocation
                             Portfolio name changed to Active International Portfolio), incorporated by reference to Exhibit (a)(7)
                             to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0001047469-99-002378) on January 27, 1999.

                   (a)(8)    Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active International
                             Portfolio name changed to Active International Allocation Portfolio), incorporated by reference to
                             Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form
                             N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0001047469-99-002378) on January 27, 1999.



                   (a)(9)    Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.), incorporated by reference to Exhibit (a)(9)
                             to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0001047469-99-002378) on January 27, 1999.

EX-99.             (a)(10)   Articles of Amendment to Registrant's Articles of Amendment and Restatement (Aggressive Equity
                             Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small
                             Company Growth Portfolio), filed herewith.

                   (b)       Amended and Restated By-Laws, incorporated by reference to Exhibit 2 to Post-Effective Amendment
                             No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

                   (c)(1)    Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to
                             Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166),
                             filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on
                             October 13, 1995 and Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective
                             Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange
                             Commission via EDGAR (Accession  No. 0000912057-97-007488) on February 28, 1997.

                   (c)(2)    Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to
                             Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166),
                             filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on
                             October 13, 1995 and Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective
                             Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange
                             Commission via EDGAR (Accession  No.0000912057-97-007488) on February 28, 1997.

                   (d)(1)    Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 40 to the Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

                   (d)(2)    Investment Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun
                             Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Exhibit 5(i)
                             to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration
                             No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-
                             95-005830) on August 1, 1995.

                   (d)(3)    Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management
                             Inc. (adding the U.S. Equity Plus Portfolio), is incorporated by reference to Exhibit 5(q) to Post-
                             Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-
                             23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-
                             008051) on February 27, 1998.

                   (d)(4)    Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management
                             Inc. (adding the Asian and European Real Estate Portfolios), is incorporated by reference to Exhibit
                             5(r) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.             (d)(5)    Amendment to Investment Advisory Agreement between Registrant and MSDW Investment Management (reducing the annual advisory fee payable by the Emerging Markets Debt Portfolio of the Fund from 1.00% to
                             0.75%), filed herewith.

EX-99.             (d)(6)    Sub-Advisory Agreement between Registrant and Morgan Stanley Dean Witter Advisors Inc., filed herewith.

                   (e)(1)    Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated., incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (e)(2)    Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 29 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-96-007390) on April 30, 1996.

                   (f)       Not applicable.

                   (g)(1)    Mutual Fund Domestic Custody Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 25 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) August 1, 1995.

                   (g)(2)    International Custody Agreement between Registrant and [Morgan Stanley Trust Company], incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (g)(3)    Amendment to International Custody Agreement between Registrant and [Morgan Stanley Trust Company], incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 30 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

EX-99.             (g)(4)    Amendment to International Custody Agreement
                             between Registrant and The Chase Manhattan Bank, filed herewith.

                   (h)(1)    Administration Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (h)(2)    Administration Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0000912057-95-005830) on August 1, 1995.

EX-99.             (i)       Opinion of Counsel, filed herewith.

EX-99.             (j)        Consent of Accountant, filed herewith.

                   (k)        None.

                   (l)        Purchase Agreement, incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 25 to
                              Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                              Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (m)(1)     Distribution Plan with respect to the Class B shares (the "Class B Plan") of the Active Country
                              Allocation Portfolio, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 33 to
                              Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.  The
                              following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein.  The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed
                              Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Value Equity,
                              Gold, Global Equity, International Equity, Asian Equity, European Equity, Japanese Equity, Latin
                              American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth,
                              MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum, Technology, U.S. Equity Plus,
                              European Real Estate, Asian Real Estate and Money Market Portfolios.

EX-27.             (n)        Financial Data Schedules, not applicable.

                   (o)        18f-3 Plan, incorporated by reference to Exhibit 19 to Post-Effective Amendment No. 33 to Registrant's
                              Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                              Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

EX-99.             (p)        Code of Ethics, filed herewith

EX-99.             (q)        Powers of attorney, filed herewith
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